UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bills — 80.8% (n)
943,940	0.011%, 12/31/15	943,931
1,587,859	0.013%, 01/21/16	1,587,829
3,090,000	0.016%, 01/14/16	3,089,940
903,170	0.025%, 01/28/16	903,134
2,650,000	0.027%, 01/07/16	2,649,928
2,576,882	0.032%, 12/24/15	2,576,829
162,088	0.050%, 12/03/15	162,088
1,456,385	0.054%, 12/17/15	1,456,350
318,309	0.092%, 12/10/15	318,302
1,510,941	0.127%, 02/04/16	1,510,596
2,000,000	0.129%, 02/11/16	1,999,483
1,000,000	0.138%, 02/25/16	999,671
2,000,000	0.140%, 02/18/16	1,999,384
47,313	0.020%, 03/17/16	47,310
140,000	0.245%, 04/14/16	139,871
175,000	0.250%, 05/05/16	174,810

		20,559,456

	U.S. Treasury Notes — 19.2%
953,000	0.250%, 12/31/15	953,121
21,700	0.250%, 02/29/16	21,711
90,000	0.375%, 03/31/16	90,033
910,000	2.125%, 12/31/15	911,494
200,000	3.250%, 05/31/16	202,822
248,000	3.250%, 06/30/16	252,083
190,000	VAR, 0.185%, 12/04/15	190,005
750,000	VAR, 0.193%, 12/04/15	749,698
200,000	VAR, 0.209%, 12/01/15	200,033
100,000	VAR, 0.214%, 12/01/15	99,973
550,000	VAR, 0.217%, 12/07/15	549,773
400,000	VAR, 0.224%, 12/01/15	399,971
250,000	VAR, 0.308%, 12/01/15	250,136

		4,870,853

	Total U.S. Treasury Obligations (Cost $25,430,309)	25,430,309

	Total Investments — 100.0% (Cost $25,430,309)*	25,430,309
	Other Assets in Excess of Liabilities — 0.0% (g)	10,982

	NET ASSETS — 100.0%	$25,441,291

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(g)	—	Amount rounds to less than 0.1%.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$25,430,309	$—	$25,430,309

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 10.6% (n)
	California — 10.6%
	California Statewide Communities Development Authority
22,865	Series 2008-C, 0.070%, 12/04/15	22,865
19,000	Series 2009 B-3, 0.240%, 03/04/16	19,000
10,000	Series 2009 B5, 0.240%, 03/07/16	10,000
15,000	Series 2009 B6, 0.210%, 01/05/16	15,000
33,000	Series 2009-D, 0.060%, 12/17/15	33,000
15,000	Los Angeles, Municipal Improvement Corp., Series A-3, 0.020%, 12/01/15	15,000
	State of California
6,200	Series A-1, 0.050%, 01/29/16	6,200
8,000	Series A-1, 0.060%, 12/01/15	8,000
7,000	Series A-2, 0.050%, 02/22/16	7,000
4,900	Turlock Irrigation District, Series A, 0.030%, 12/10/15	4,900
22,700	Woodland Finance Water Authority, 0.030%, 12/10/15	22,700

	Total Commercial Paper (Cost $163,665)	163,665

Daily Demand Notes — 18.9%
	California — 18.9%
	California Health Facilities Financing Authority, St. Joseph Health System,
10,100	Series 2011B, Rev., VRDO, 0.010%, 12/01/15	10,100
1,700	Series 2011C, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 12/01/15	1,700
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
12,650	Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/01/15	12,650
18,000	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/01/15	18,000
10,000	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/01/15	10,000
20,020	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/01/15	20,020
	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project,
15,510	Series A, Rev., VRDO, 0.010%, 12/01/15	15,510
22,125	Series A, Rev., VRDO, 0.010%, 12/01/15	22,125
17,175	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	17,175
5,045	City of Irvine, Assessment District No. 00-18, Limited Obligation Improvement Bonds, Series A, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 12/01/15	5,045
12,538	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Series 1999, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 12/01/15	12,538
815	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 12/01/15	815
6,915	City of Irvine, Improvement Bond Act of 1915, District No. 97-16, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 12/01/15	6,915
9,700	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	9,700
2,391	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 85-7, Series A, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/01/15	2,391
7,700	Eastern Municipal Water District, Water and Waste Water, VRDO, 0.010%, 12/01/15	7,700
	Irvine Ranch Water District,
2,885	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	2,885
3,045	Series B, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	3,045
	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax,
21,750	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	21,750
18,700	Series C, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	18,700
2,000	Los Angeles City Department of Water & Power, Power System, Series B-3, Rev., VRDO, 0.010%, 12/01/15	2,000
10,175	Metropolitan Water District of Southern California, Series B-3, Rev., VRDO, 0.010%, 12/01/15	10,175
12,215	Pittsburg Redevelopment Agency, Tax Allocation, Series A, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 12/01/15	12,215
16,015	Regents of the University of California, Medical Center Pooled, Series B, Subseries B-2, Rev., VRDO, 0.010%, 12/01/15	16,015

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	California — continued
20,300	State of California, Series 2003A-2, GO, VRDO, LOC: BMO Harris Bank N.A, 0.010%, 12/01/15	20,300
	State of California, Kindergarten,
11,100	Series 2004A-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/01/15	11,100
1,700	Series 2004B3, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/01/15	1,700

	Total Daily Demand Notes (Cost $292,269)	292,269

Municipal Bonds — 5.0%
	California — 5.0%
5,000	California School Cash Reserve Program Authority, Series A, Rev., 2.000%, 06/30/16	5,048
25,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	25,966
30,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	30,816
10,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	10,098
5,000	Los Angeles County, Schools Pooled Financing Program, Series A-2, COP, 2.000%, 06/01/16	5,042

	Total Municipal Bonds (Cost $76,970)	76,970

Weekly Demand Notes — 56.2%
	California — 55.6%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	4,545
4,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	4,500
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 12/07/15	3,830
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.030%, 12/07/15	200
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 12/07/15 (e)	11,258
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15	4,580
4,500	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 12/07/15	4,500
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
9,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	9,140
18,150	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	18,150
3,715	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/07/15	3,715
8,200	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.010%, 12/07/15	8,200
7,265	California Helath Facilities, Financiang Authority, Memorial Health Services, Series A, Rev., VRDO, 0.010%, 12/07/15	7,265
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	4,620
3,655	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/15	3,655
5,500	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 12/07/15	5,500
9,000	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	9,000
7,010	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 12/07/15	7,010

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
6,225	California State University, Series ROCS RR II R-11568, Rev., VRDO, BHAC-CR, FSA, LIQ: Citibank N.A., 0.020%, 12/07/15	6,225
26,430	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 12/07/15 (e)	26,430
34,130	California Statewide Communities Development Authority, Gas Supply, Series 2010A, Rev., VRDO, 0.069%, 12/07/15	34,130
	California Statewide Communities Development Authority, Kaiser Permanente,
24,165	Series C-2, Rev., VRDO, 0.010%, 12/07/15	24,165
7,445	Series L, Rev., VRDO, 0.010%, 12/07/15	7,445
505	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.100%, 12/07/15	505
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	4,045
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	11,200
12,150	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.020%, 12/07/15	12,150
8,270	California Statewide Communities Development Authority, Penny Lane Centers Project, Series 2008, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 12/07/15	8,270
16,950	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 12/07/15	16,950
600	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 12/07/15	600
16,385	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.010%, 12/07/15	16,385
10,614	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	10,614
	City of Livermore,
5,800	Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	5,800
24,600	Series B, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	24,600
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	9,545
4,400	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.020%, 12/07/15	4,400
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	3,025
	City of Palo Alto,
6,240	Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15	6,240
4,160	Series ROCS-RR-II-R-11954, GO, VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15 (e)	4,160
31,950	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	31,950

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
13,100	City of Riverside, Series A, Rev., VRDO, 0.050%, 12/07/15	13,100
2,290	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	2,290
8,700	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	8,700
655	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.020%, 12/07/15	655
2,900	County of Orange, Apartment Development, Villas Aliento, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	2,900
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	1,810
18,600	Eastern Municipal Water District, Water and Waste Water, Series 2015A, VRDO, 0.010%, 12/07/15	18,600
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.030%, 12/07/15	7,425
18,600	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series B, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	18,600
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	1,000
9,500	Los Angeles City Department of Water & Power, Power System, Series B, Subseries B-5, Rev., VRDO, 0.010%, 12/07/15	9,500
21,100	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 12/07/15	21,100
10,000	Los Angeles City Department of Water & Power,Water System, Series B, Subseries B-4, Rev., VRDO, 0.010%, 12/07/15	10,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	4,300
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 12/07/15	1,486
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	13,400
7,800	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.010%, 12/07/15	7,800
	Metropolitan Water District of Southern California,
11,500	Series 2015-A, VRDO, 0.010%, 12/07/15	11,500
7,695	Series A-2, Rev., VRDO, 0.010%, 12/07/15	7,695
12,700	Series A-2, Rev., VRDO, 0.060%, 12/07/15	12,700
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.010%, 12/07/15	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.020%, 12/07/15 (e)	5,240
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 12/07/15 (e)	4,910
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.010%, 12/07/15	4,000
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 12/07/15	20,000
4,000	Series O-48, Rev., VRDO, LIQ: Royal Bank of Canada, 0.010%, 12/07/15 (e)	4,000
	Regents of the University of California,
10,000	Series AL, Rev., VRDO, 0.010%, 12/07/15	10,000
19,550	Series AL-4, Rev., VRDO, 0.010%, 12/07/15	19,550
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15 (e)	1,675
9,900	Riverside County Transportation Commission, Limited Tax, Series B, VRDO, 0.010%, 12/07/15	9,900
700	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.040%, 12/07/15	700

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.010%, 12/07/15	43,600
6,025	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	6,025
9,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 12/07/15	9,580
7,680	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	7,680
	Sacramento Municipal Utility District, Subordinated Electric,
4,700	Series J, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	4,700
9,785	Series M, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 12/07/15	9,785
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	3,285
3,400	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.030%, 12/07/15	3,400
8,800	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	8,800
600	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	600
500	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.030%, 12/07/15	500
3,700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	3,700
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.030%, 12/07/15	7,760
2,420	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 12/07/15	2,420
1,320	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/07/15	1,320
7,265	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	7,265
8,385	Santa Clara Valley Transportation Authority, 2000 Measure A Sales Tax, Series A, VRDO, 0.010%, 12/07/15	8,385
2,030	Southern California Public Power Authority, Magnolia Power Project A, Series 2009-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	2,030
	State of California,
7,500	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	7,500
780	Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.040%, 12/07/15 (e)	780
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	31,000
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	5,355
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 12/07/15 (e)	7,500

		859,218

	Indiana — 0.6%
9,650	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, 0.010%, 12/07/15	9,650

	Total Weekly Demand Notes (Cost $868,868)	868,868

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 9.1%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: TD Bank N.A., 0.090%, 12/07/15 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.160%, 12/07/15 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barclays Bank plc, 0.100%, 12/07/15 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.160%, 12/07/15 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.090%, 12/07/15 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 12/07/15 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 12/07/15 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 12/07/15 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.8% (Cost $1,542,272) *	1,542,272
	Other Assets in Excess of Liabilities — 0.2%	3,585

	NET ASSETS — 100.0%	$1,545,857

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2015.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,542,272	$—	$1,542,272

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.3% (t)
	California — 94.5%
	Certificate of Participation/Lease — 3.5%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	946
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,395
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,720
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,918
1,000	COP, 5.000%, 03/01/26	1,147
1,500	COP, 5.000%, 03/01/27	1,718

		9,844

	Education — 5.5%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,118
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,846
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,934
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,242
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,164
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,151
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16	550
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,165
1,500	Series AM, Rev., 5.000%, 05/15/28	1,795
	University of California, Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,014
1,500	Series D, Rev., 5.000%, 05/15/20	1,547

		15,526

	General Obligation — 32.0%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,473
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,201
1,185	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	957
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,434
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,469
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,272
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	982
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,134
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,707
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,141
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,232
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,375
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,741
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	782
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,182
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	967

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,131
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,191
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,391
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,062
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,201
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,550
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,201
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,308
1,015	GO, Zero Coupon, 08/01/25	791
1,500	GO, Zero Coupon, 08/01/26	1,123
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,886
1,750	GO, 5.000%, 08/01/28	2,074
900	Series C, GO, 5.000%, 08/01/30	1,066
1,560	Series C, GO, 5.000%, 08/01/31	1,840
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,769
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/31	284
880	GO, Zero Coupon, 07/01/32	476
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,444
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,549
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,218
2,000	San Francisco Bay Area Rapid Transit District, Series D, GO, 5.000%, 08/01/32	2,414
2,000	San Mateo County Community College District, Series B, GO, NATL-RE, Zero Coupon, 09/01/29	1,296
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,189
	State of California,
1,500	GO, 5.000%, 03/01/17	1,518
1,000	GO, 5.000%, 09/01/19	1,036
1,000	GO, 5.000%, 09/01/21	1,193
2,750	GO, 5.000%, 10/01/21	2,858
3,500	GO, 5.000%, 11/01/21	3,783
3,000	GO, 5.000%, 08/01/22	3,151
2,000	GO, 5.000%, 04/01/24	2,169
3,000	GO, 5.000%, 10/01/32	3,503
1,575	GO, 5.250%, 09/01/27	1,874
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	122
1,500	State of California, Tax-Exempt Various Purpose, GO, 5.000%, 08/01/31	1,766
	State of California, Various Purpose,
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,460
2,000	GO, 5.000%, 12/01/29	2,386
2,310	GO, 5.250%, 10/01/22	2,678
1,000	GO, 5.500%, 04/01/23	1,147

		90,147

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.000%, 11/01/25	1,515

	Other Revenue — 13.0%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,151
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,387
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,169
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,132
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,757

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,109
250	Rev., 5.000%, 11/15/30	297
400	Rev., 5.000%, 11/15/32	472
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	693
850	Series A, Rev., 5.000%, 08/15/28	1,009
655	Series A, Rev., 5.000%, 08/15/30	762
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,173
	California Health Facilities Financing Authority, Sutter Health,
1,000	Series A, Rev., 5.500%, 08/15/18	1,126
1,000	Series D, Rev., 5.000%, 08/15/25	1,173
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,190
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,738
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/30	1,179
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,167
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,041
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,062
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	590
1,500	County of Los Angeles, Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/20	1,757
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,345
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,714
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	605
270	Rev., 5.000%, 09/01/31	324
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,716
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,503
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	943
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,174

		36,458

	Prerefunded — 12.4%
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/19 (p)	1,695
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 12/17/15 (p)	1,002
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,723
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,876
1,625	Series AF, Rev., 5.000%, 12/01/24 (p)	1,815
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,563
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,639
590	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA, 7.500%, 05/01/23 (p)	728
315	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21 (p)	253
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/16 (p)	1,547

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,068
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,734
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18 (p)	1,666
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/17 (p)	1,674
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,430
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17 (p)	1,195
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/16 (p)	1,297
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,536
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/19 (p)	1,701
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 01/01/16 (p)	1,506
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	692
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	942
715	State of California, Department of Water Resources Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	785
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17 (p)	1,733
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17 (p)	2,154

		34,954

	Special Tax — 0.6%
235	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	236
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,315

		1,551

	Transportation — 12.0%
	City of Long Beach Harbor,
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,190
1,000	Series A, Rev., 5.000%, 05/15/25	1,163
250	Series B, Rev., 5.000%, 05/15/24	309
250	Series B, Rev., 5.000%, 05/15/26	303
1,500	Series B, Rev., 5.000%, 05/15/26	1,742
225	Series B, Rev., 5.000%, 05/15/27	270
2,500	Series C, Rev., 5.000%, 11/15/18	2,798
1,250	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series C, Rev., 5.000%, 05/15/31	1,476
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,645
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,315
1,000	Series A, Rev., 5.000%, 05/15/27	1,153
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,284
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,174
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,722
1,000	Series B, Rev., 5.000%, 08/01/25	1,185
1,500	Los Angeles Harbor Department, Los Angeles International Airport, Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,577
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,317
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,161

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,107
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,669
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,266
1,200	Series B, Rev., 5.000%, 05/01/18	1,321
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,595

		33,742

	Utility — 9.9%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,702
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,274
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,734
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,374
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	934
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,720
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,702
1,500	Series B, Rev., 5.250%, 07/01/23	1,715
1,500	Series B, Rev., 5.250%, 07/01/24	1,714
1,500	Series C, Rev., 5.000%, 07/01/27	1,804
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,753
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,181
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,343
285	State of California, Department of Water Resources Power Supply, Unrefunded Balance, Series H, Rev., 5.000%, 05/01/22	313
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,644

		27,907

	Water & Sewer — 5.1%
	California State Department of Water Resources, Central Valley Project, Water System,
1,700	Series AF, Rev., 5.000%, 12/01/25	1,897
145	Series AG, Rev., 5.000%, 12/01/24	167
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/31	2,386
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,214
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,790
1,000	Series D, Rev., 5.000%, 07/01/20	1,139
2,000	Series F, Rev., 5.000%, 07/01/28	2,408
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,105
2,000	Series B, Rev., 5.000%, 08/01/25	2,268

		14,374

	Total California	266,018

	Kentucky — 0.4%
	Other Revenue — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,117

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,072

	Total Municipal Bonds (Cost $249,953)	268,207

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
8,353	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $8,353)	8,353

	Total Investments — 98.3% (Cost $258,306)	276,560
	Other Assets in Excess of Liabilities — 1.7%	4,782

	NET ASSETS — 100.0%	$281,342

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,444
Aggregate gross unrealized depreciation	(190)

Net unrealized appreciation/depreciation	$18,254

Federal income tax cost of investments	$258,306

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,353	$268,207	$—	$276,560

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 85.6%
	Consumer Discretionary — 6.1%
	Auto Components — 0.1%
1,000	Dana Holding Corp., 6.000%, 09/15/23	1,021
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	687

		1,708

	Automobiles — 0.3%
2,695	Daimler Finance North America LLC, 2.250%, 09/03/19 (e)	2,683
1,250	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,347
490	Ford Motor Co., 4.750%, 01/15/43	469
	General Motors Co.,
1,065	5.200%, 04/01/45	1,015
450	6.250%, 10/02/43	485

		5,999

	Distributors — 0.1%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	1,568

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27	582

	Hotels, Restaurants & Leisure — 0.3%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	519
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	795
500	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	476
2,045	McDonald’s Corp., 3.700%, 02/15/42	1,699
1,250	MGM Resorts International, 6.750%, 10/01/20	1,306
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	447

		5,242

	Internet & Catalog Retail — 0.3%
4,135	Amazon.com, Inc., 3.800%, 12/05/24	4,298

	Media — 4.1%
	21st Century Fox America, Inc.,
6,197	3.000%, 09/15/22	6,155
1,155	3.700%, 10/15/25 (e)	1,160
1,455	4.750%, 09/15/44	1,444
680	4.950%, 10/15/45 (e)	688
	CCO Safari II LLC,
1,950	3.579%, 07/23/20 (e)	1,960
3,265	4.464%, 07/23/22 (e)	3,302
3,975	4.908%, 07/23/25 (e)	4,035
2,615	6.484%, 10/23/45 (e)	2,720
	Clear Channel Worldwide Holdings, Inc.,
1,600	Series B, 6.500%, 11/15/22	1,580
500	Series B, 7.625%, 03/15/20	485
	Comcast Corp.,
1,310	4.500%, 01/15/43	1,331
4,120	4.600%, 08/15/45	4,268
4,120	4.750%, 03/01/44	4,342
485	CSC Holdings LLC, 8.625%, 02/15/19	522
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3,360	4.450%, 04/01/24	3,483
1,565	5.150%, 03/15/42	1,496
335	Discovery Communications LLC, 4.875%, 04/01/43	284
	DISH DBS Corp.,
1,000	5.875%, 11/15/24	895
1,500	6.750%, 06/01/21	1,509
1,705	NBCUniversal Media LLC, 4.450%, 01/15/43	1,717
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	509
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,008
	Sirius XM Radio, Inc.,
2,000	5.750%, 08/01/21 (e)	2,067
250	6.000%, 07/15/24 (e)	259
	Time Warner Cable, Inc.,
2,105	4.125%, 02/15/21	2,168
1,140	5.000%, 02/01/20	1,212
3,675	5.500%, 09/01/41	3,377
	Time Warner, Inc.,
736	3.600%, 07/15/25	729
11,142	4.750%, 03/29/21	12,090
1,200	4.850%, 07/15/45	1,169
1,185	4.900%, 06/15/42	1,157
715	5.350%, 12/15/43	737
5,531	Viacom, Inc., 4.375%, 03/15/43	4,078

		73,936

	Multiline Retail — 0.2%
3,030	Kohl’s Corp., 5.550%, 07/17/45	2,882
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	980

		3,862

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — 0.7%
1,385	Advance Auto Parts, Inc., 4.500%, 12/01/23	1,424
	Home Depot, Inc. (The),
1,520	3.350%, 09/15/25	1,551
2,070	3.750%, 02/15/24	2,202
2,705	4.250%, 04/01/46	2,756
1,000	L Brands, Inc., 6.625%, 04/01/21	1,123
1,710	Lowe’s Cos., Inc., 4.375%, 09/15/45	1,749
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	469
1,275	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,329

		12,603

	Total Consumer Discretionary	109,798

	Consumer Staples — 6.0%
	Beverages — 1.3%
	Anheuser-Busch InBev Finance, Inc.,
5,985	2.625%, 01/17/23	5,789
2,668	3.700%, 02/01/24	2,731
3,883	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	3,756
3,425	Constellation Brands, Inc., 4.250%, 05/01/23	3,451
	PepsiCo, Inc.,
3,220	4.600%, 07/17/45	3,392
3,172	Series FXD, 2.250%, 01/07/19	3,218
		22,337
	Food & Staples Retailing — 1.7%
	CVS Health Corp.,
5,000	3.375%, 08/12/24	5,018
2,600	3.875%, 07/20/25	2,666
3,385	4.875%, 07/20/35	3,537
2,670	5.125%, 07/20/45	2,845
603	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	614
1,380	Kroger Co. (The), 3.850%, 08/01/23	1,428
6,486	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	6,362
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43	1,400
6,430	4.300%, 04/22/44	6,561

		30,431

	Food Products — 0.5%
888	ConAgra Foods, Inc., 4.650%, 01/25/43	792
1,470	Kraft Foods Group, Inc., 5.000%, 06/04/42	1,496
	Kraft Heinz Foods Co.,
299	4.875%, 02/15/25 (e)	318
4,744	5.200%, 07/15/45 (e)	4,937
1,750	Post Holdings, Inc., 7.375%, 02/15/22	1,822

		9,365

	Household Products — 0.0% (g)
444	Central Garden & Pet Co., 8.250%, 03/01/18	454

	Tobacco — 2.5%
	Altria Group, Inc.,
4,740	2.625%, 01/14/20	4,770
3,830	2.850%, 08/09/22	3,761
2,850	4.000%, 01/31/24	2,976
1,420	4.250%, 08/09/42	1,301
2,069	4.500%, 05/02/43	1,950
	B.A.T. International Finance plc, (United Kingdom),
3,220	2.750%, 06/15/20 (e)	3,260
856	3.250%, 06/07/22 (e)	867
2,640	3.500%, 06/15/22 (e)	2,710
	Imperial Tobacco Finance plc, (United Kingdom),
4,365	3.750%, 07/21/22 (e)	4,423
3,415	4.250%, 07/21/25 (e)	3,476
	Philip Morris International, Inc.,
2,795	3.375%, 08/11/25	2,844
2,005	4.125%, 03/04/43	1,912
	Reynolds American, Inc.,
1,670	2.300%, 06/12/18	1,691
1,700	4.000%, 06/12/22	1,768
1,985	4.450%, 06/12/25	2,084
1,225	5.700%, 08/15/35	1,346
3,910	5.850%, 08/15/45	4,372

		45,511

	Total Consumer Staples	108,098

	Energy — 6.3%
	Energy Equipment & Services — 0.3%
1,075	Ensco plc, (United Kingdom), 4.700%, 03/15/21	939
	Halliburton Co.,
1,850	2.700%, 11/15/20	1,854
1,710	5.000%, 11/15/45	1,737

		4,530

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 6.0%
	Anadarko Petroleum Corp.,
2,030	4.500%, 07/15/44	1,814
2,965	6.375%, 09/15/17	3,173
750	Apache Corp., 4.750%, 04/15/43	708
	BP Capital Markets plc, (United Kingdom),
2,275	2.750%, 05/10/23	2,201
3,010	3.062%, 03/17/22	3,009
2,195	3.814%, 02/10/24	2,254
463	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	393
	Chevron Corp.,
3,515	2.419%, 11/17/20	3,531
3,310	3.326%, 11/17/25	3,363
	Devon Energy Corp.,
1,975	3.250%, 05/15/22	1,884
1,355	5.000%, 06/15/45	1,201
3,340	Enable Midstream Partners LP, 3.900%, 05/15/24 (e)	2,612
4,470	Encana Corp., (Canada), 5.150%, 11/15/41	3,442
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23	1,602
3,120	4.050%, 03/15/25	2,674
	Enterprise Products Operating LLC,
3,000	2.550%, 10/15/19	2,965
1,555	3.750%, 02/15/25	1,471
3,524	3.900%, 02/15/24	3,426
3,798	4.850%, 03/15/44	3,345
500	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	425
	Kinder Morgan Energy Partners LP,
6,085	3.500%, 09/01/23	4,998
365	5.000%, 08/15/42	260
2,110	5.000%, 03/01/43	1,483
3,000	5.500%, 03/01/44	2,285
2,985	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	3,052
1,563	Kinder Morgan, Inc., 5.550%, 06/01/45	1,191
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	105
2,710	MPLX LP, 4.000%, 02/15/25	2,453
4,535	Noble Energy, Inc., 5.250%, 11/15/43	4,165
	ONEOK Partners LP,
3,000	3.250%, 02/01/16	3,003
4,560	4.900%, 03/15/25	4,125
4,245	Phillips 66, 4.875%, 11/15/44	4,177
	Plains All American Pipeline LP/PAA Finance Corp.,
2,370	3.650%, 06/01/22	2,176
3,310	5.750%, 01/15/20	3,451
3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	3,754
	Sunoco Logistics Partners Operations LP,
2,945	5.300%, 04/01/44	2,281
5,625	5.350%, 05/15/45	4,378
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	1,573
1,733	Total Capital International S.A., (France), 2.875%, 02/17/22	1,741
472	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	448
	Western Gas Partners LP,
1,998	3.950%, 06/01/25	1,810
1,550	4.000%, 07/01/22	1,479
500	Whiting Petroleum Corp., 5.750%, 03/15/21	455
	Williams Partners LP,
1,880	3.600%, 03/15/22	1,647
2,658	4.000%, 09/15/25	2,171
644	4.900%, 01/15/45	447
1,425	5.100%, 09/15/45	1,027
3,080	5.400%, 03/04/44	2,281
1,785	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	1,571

		109,480

	Total Energy	114,010

	Financials — 35.7%
	Banks — 14.4%
	Bank of America Corp.,
4,520	3.300%, 01/11/23	4,517
4,965	3.875%, 08/01/25	5,081
2,250	4.250%, 10/22/26	2,258
1,760	5.000%, 01/21/44	1,887
2,775	Series L, 2.250%, 04/21/20	2,731
11,521	Series L, 2.600%, 01/15/19	11,647
7,335	Series L, 3.950%, 04/21/25	7,245
1,615	Bank of Montreal, (Canada), 2.375%, 01/25/19	1,635
2,575	Bank of Nova Scotia (The), (Canada), 2.350%, 10/21/20	2,561
3,675	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 09/08/19 (e)	3,663

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	6,110	Banque Federative du Credit Mutuel SA, (France), 2.750%, 10/15/20 (e)	6,129
		Barclays Bank plc, (United Kingdom),
	3,005	2.500%, 02/20/19	3,037
	3,606	6.050%, 12/04/17 (e)	3,865
	4,725	VAR, 7.750%, 04/10/23	5,122
	7,860	Barclays plc, (United Kingdom), 2.000%, 03/16/18	7,832
		Branch Banking & Trust Co.,
	2,780	2.850%, 04/01/21	2,788
	6,630	3.625%, 09/16/25	6,698
		Capital One Bank USA N.A.,
	1,280	2.250%, 02/13/19	1,276
	11,895	3.375%, 02/15/23	11,748
		Citigroup, Inc.,
	360	1.750%, 05/01/18	359
	12,895	1.800%, 02/05/18	12,889
	1,815	2.500%, 09/26/18	1,841
	830	2.500%, 07/29/19	837
	4,265	3.750%, 06/16/24	4,379
	3,005	4.300%, 11/20/26	3,028
	4,935	4.400%, 06/10/25	5,017
	3,880	4.450%, 09/29/27	3,878
	2,950	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 5.250%, 08/04/45	3,115
		Credit Agricole S.A., (France),
	5,910	2.750%, 06/10/20 (e)	5,983
	2,125	VAR, 8.125%, 09/19/33 (e)	2,359
		Discover Bank,
	4,115	2.000%, 02/21/18	4,095
	2,515	3.200%, 08/09/21	2,491
	5,520	4.200%, 08/08/23	5,738
		HSBC Bank plc, (United Kingdom),
	545	1.500%, 05/15/18 (e)	541
	6,280	4.125%, 08/12/20 (e)	6,754
	2,575	Huntington National Bank (The), 2.200%, 11/06/18	2,575
		Intesa Sanpaolo S.p.A., (Italy),
	6,935	3.875%, 01/15/19	7,206
	1,180	5.250%, 01/12/24	1,277
		Lloyds Bank plc, (United Kingdom),
	7,785	1.750%, 03/16/18	7,782
	9,370	2.700%, 08/17/20	9,462
	7,145	Mizuho Bank Ltd., (Japan), 2.700%, 10/20/20 (e)	7,143
	555	MUFG Americas Holdings Corp., 3.000%, 02/10/25	530
		MUFG Union Bank N.A.,
	3,050	2.250%, 05/06/19	3,055
	6,366	2.625%, 09/26/18	6,452
	2,590	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	2,624
	1,068	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e)	1,114
		Skandinaviska Enskilda Banken AB, (Sweden),
	5,000	1.750%, 03/19/18 (e)	4,985
	1,480	2.375%, 11/20/18 (e)	1,493
	8,995	2.625%, 11/17/20 (e)	8,997
	1,635	Societe Generale S.A., (France), 5.625%, 11/24/45 (e)	1,618
	9,065	Svenska Handelsbanken AB, (Sweden), 2.400%, 10/01/20	9,039
		Wells Fargo & Co.,
	3,555	2.550%, 12/07/20	3,551
	8,065	3.000%, 02/19/25	7,831
	5,285	3.550%, 09/29/25	5,347
	2,470	4.300%, 07/22/27	2,543
	4,580	4.650%, 11/04/44	4,486
	2,155	4.900%, 11/17/45	2,193
	1,290	5.375%, 11/02/43	1,394
	2,950	Westpac Banking Corp., (Australia), 2.600%, 11/23/20	2,956

			260,677

		Capital Markets — 6.8%
	9,425	Bank of New York Mellon Corp. (The), Series G, 2.150%, 02/24/20	9,365
		Credit Suisse AG, (Switzerland),
	10,715	1.700%, 04/27/18	10,700
	4,580	1.750%, 01/29/18	4,576
	2,093	6.500%, 08/08/23 (e)	2,282
EUR	3,100	VAR, 5.750%, 09/18/25	3,613
	6,565	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	6,542
		Goldman Sachs Group, Inc. (The),
	6,340	2.375%, 01/22/18	6,420
	3,100	2.550%, 10/23/19	3,130
	1,465	2.625%, 01/31/19	1,491

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
3,275	2.750%, 09/15/20	3,296
14,136	3.500%, 01/23/25	14,074
725	3.625%, 01/22/23	744
1,380	4.000%, 03/03/24	1,429
2,195	4.250%, 10/21/25	2,202
2,205	4.800%, 07/08/44	2,229
3,285	5.150%, 05/22/45	3,265
	Morgan Stanley,
2,000	2.375%, 07/23/19	2,013
1,870	2.650%, 01/27/20	1,884
4,810	2.800%, 06/16/20	4,864
925	3.700%, 10/23/24	941
2,288	3.750%, 02/25/23	2,369
3,385	3.950%, 04/23/27	3,309
3,510	4.000%, 07/23/25	3,644
3,780	4.300%, 01/27/45	3,669
6,605	4.750%, 03/22/17	6,879
5,895	Series F, 3.875%, 04/29/24	6,091
802	State Street Corp., 2.550%, 08/18/20	811
	UBS AG, (Switzerland),
6,000	1.800%, 03/26/18	5,999
4,783	Reg. S, VAR, 4.750%, 05/22/23	4,899

		122,730

	Consumer Finance — 5.4%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
2,000	2.750%, 05/15/17	1,990
1,870	4.625%, 10/30/20	1,921
1,780	American Express Co., 1.550%, 05/22/18	1,772
6,245	American Express Credit Corp., 1.875%, 11/05/18	6,264
	Ford Motor Credit Co. LLC,
4,515	3.200%, 01/15/21	4,503
2,515	3.219%, 01/09/22	2,479
7,170	3.664%, 09/08/24	6,997
4,625	4.134%, 08/04/25	4,632
750	4.250%, 09/20/22	778
2,970	4.375%, 08/06/23	3,106
	General Motors Financial Co., Inc.,
8,115	2.400%, 04/10/18	8,079
8,408	2.625%, 07/10/17	8,439
5,895	3.100%, 01/15/19	5,899
235	3.250%, 05/15/18	237
2,415	3.700%, 11/24/20	2,419
2,710	4.000%, 01/15/25	2,616
	HSBC USA, Inc.,
4,030	2.350%, 03/05/20	4,008
9,225	2.375%, 11/13/19	9,233
8,490	2.750%, 08/07/20	8,538
	John Deere Capital Corp.,
3,090	2.375%, 07/14/20	3,099
1,575	2.450%, 09/11/20	1,580
	Synchrony Financial,
4,380	2.700%, 02/03/20	4,315
3,280	3.750%, 08/15/21	3,304
1,195	4.250%, 08/15/24	1,194

		97,402

	Diversified Financial Services — 2.1%
700	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	705
	Bank of America N.A.,
4,645	1.650%, 03/26/18	4,639
7,265	1.750%, 06/05/18	7,255
2,000	Berkshire Hathaway, Inc., 4.500%, 02/11/43	2,016
3,054	GE Capital International Funding Co., (Ireland), 2.342%, 11/15/20 (e)	3,046
1,094	General Electric Capital Corp., 4.375%, 09/16/20	1,198
2,245	National Rural Utilities Cooperative Finance Corp., 2.850%, 01/27/25	2,181
1,465	Nationwide Building Society, (United Kingdom), 3.900%, 07/21/25 (e)	1,518
	Shell International Finance B.V., (Netherlands),
4,825	1.625%, 11/10/18	4,810
4,830	4.550%, 08/12/43	4,899
2,965	Siemens Financieringsmaatschappij N.V., (Netherlands), 2.900%, 05/27/22 (e)	2,984
2,260	Voya Financial, Inc., 2.900%, 02/15/18	2,305

		37,556

	Insurance — 3.1%
	ACE INA Holdings, Inc.,
800	2.300%, 11/03/20	795
1,065	2.875%, 11/03/22	1,058
1,705	4.350%, 11/03/45	1,706
	American International Group, Inc.,
1,005	3.875%, 01/15/35	908
2,755	4.500%, 07/16/44	2,605
2,645	4.800%, 07/10/45	2,631
4,780	4.875%, 06/01/22	5,214

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
	MetLife, Inc.,
410	4.050%, 03/01/45	386
3,325	4.125%, 08/13/42	3,151
1,085	4.600%, 05/13/46	1,107
380	4.721%, 12/15/44	391
1,100	6.400%, 12/15/36	1,211
	Metropolitan Life Global Funding I,
5,000	2.300%, 04/10/19 (e)	5,040
4,625	3.000%, 01/10/23 (e)	4,619
	New York Life Global Funding,
2,095	2.100%, 01/02/19 (e)	2,100
2,570	2.150%, 06/18/19 (e)	2,571
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,537
695	2.200%, 05/16/19 (e)	696
2,460	2.550%, 11/24/20 (e)	2,462
	Prudential Financial, Inc.,
1,030	3.500%, 05/15/24	1,039
4,285	5.100%, 08/15/43	4,506
3,060	5.375%, 06/21/20	3,424
1,160	VAR, 5.200%, 03/15/44	1,151
3,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	3,931
1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,098

		55,337

	Real Estate Investment Trusts (REITs) — 3.6%
	American Tower Corp.,
1,875	3.400%, 02/15/19	1,929
2,510	3.450%, 09/15/21	2,522
3,815	4.000%, 06/01/25	3,780
1,680	4.500%, 01/15/18	1,760
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,183
1,210	Boston Properties LP, 3.850%, 02/01/23	1,247
3,775	Brixmor Operating Partnership LP, 3.875%, 08/15/22	3,753
1,000	Corrections Corp. of America, 4.625%, 05/01/23	949
4,740	DDR Corp., 3.500%, 01/15/21	4,774
5,740	Duke Realty LP, 3.875%, 02/15/21	5,884
1,000	GEO Group, Inc. (The), 5.875%, 01/15/22	986
	HCP, Inc.,
775	3.150%, 08/01/22	739
5,060	4.000%, 12/01/22	5,059
2,285	4.000%, 06/01/25	2,235
1,415	4.200%, 03/01/24	1,418
	Kimco Realty Corp.,
6,240	3.125%, 06/01/23	6,060
1,545	3.200%, 05/01/21	1,555
910	Liberty Property LP, 4.400%, 02/15/24	927
	Prologis LP,
2,635	3.750%, 11/01/25	2,638
920	4.250%, 08/15/23	972
2,070	Realty Income Corp., 4.125%, 10/15/26	2,089
3,265	Simon Property Group LP, 3.500%, 09/01/25	3,306
1,565	UDR, Inc., 4.000%, 10/01/25	1,581
340	Ventas Realty LP, 4.375%, 02/01/45	313
2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,391
668	Weingarten Realty Investors, 4.450%, 01/15/24	687
	Welltower, Inc.,
1,320	3.750%, 03/15/23	1,297
4,170	4.000%, 06/01/25	4,112

		66,146

	Real Estate Management & Development — 0.0% (g)
500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	518

	Thrifts & Mortgage Finance — 0.3%
5,660	BPCE S.A., (France), 4.500%, 03/15/25 (e)	5,575

	Total Financials	645,941

	Health Care — 9.1%
	Biotechnology — 2.1%
	Amgen, Inc.,
5,515	3.625%, 05/22/24	5,505
2,320	4.400%, 05/01/45	2,157
	Baxalta, Inc.,
1,320	3.600%, 06/23/22 (e)	1,310
2,900	4.000%, 06/23/25 (e)	2,874
1,415	5.250%, 06/23/45 (e)	1,422
	Biogen, Inc.,
3,530	3.625%, 09/15/22	3,592
3,045	5.200%, 09/15/45	3,057
	Celgene Corp.,
1,445	2.875%, 08/15/20	1,451
1,425	3.550%, 08/15/22	1,444
3,755	3.875%, 08/15/25	3,740

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Biotechnology — continued
	Gilead Sciences, Inc.,
3,075	3.650%, 03/01/26	3,104
2,710	3.700%, 04/01/24	2,786
3,305	4.500%, 02/01/45	3,237
660	4.600%, 09/01/35	672
2,175	4.750%, 03/01/46	2,210
475	4.800%, 04/01/44	481

		39,042

	Health Care Equipment & Supplies — 0.6%
3,485	Becton, Dickinson & Co., 3.734%, 12/15/24	3,549
7,515	Medtronic, Inc., 3.150%, 03/15/22	7,629

		11,178

	Health Care Providers & Services — 2.0%
2,970	Aetna, Inc., 3.500%, 11/15/24	2,971
	Anthem, Inc.,
620	2.300%, 07/15/18	625
3,635	3.500%, 08/15/24	3,600
1,130	3.700%, 08/15/21	1,153
650	4.625%, 05/15/42	629
1,330	5.100%, 01/15/44	1,364
1,905	Cigna Corp., 4.000%, 02/15/22	1,975
	Express Scripts Holding Co.,
3,000	3.500%, 06/15/24	2,992
1,380	3.900%, 02/15/22	1,430
2,080	4.750%, 11/15/21	2,257
800	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	866
1,000	HCA, Inc., 6.500%, 02/15/20	1,106
350	Kindred Healthcare, Inc., 8.750%, 01/15/23	331
	McKesson Corp.,
1,035	2.850%, 03/15/23	997
4,500	3.796%, 03/15/24	4,557
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20	283
720	6.000%, 10/01/20	765
250	6.750%, 02/01/20	247
1,500	8.125%, 04/01/22	1,495
	UnitedHealth Group, Inc.,
1,475	2.700%, 07/15/20	1,501
1,900	3.750%, 07/15/25	1,970
1,545	3.950%, 10/15/42	1,454
1,455	4.750%, 07/15/45	1,532

		36,100

	Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc.,
4,010	3.300%, 02/15/22	4,017
2,730	4.150%, 02/01/24	2,860

		6,877

	Pharmaceuticals — 4.0%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17	2,328
1,755	2.900%, 11/06/22	1,707
2,745	3.200%, 11/06/22	2,720
6,815	3.600%, 05/14/25	6,753
	Actavis Funding SCS, (Luxembourg),
6,051	2.350%, 03/12/18	6,098
7,007	3.000%, 03/12/20	7,102
5,645	3.450%, 03/15/22	5,708
1,655	3.850%, 06/15/24	1,675
485	4.750%, 03/15/45	483
775	4.850%, 06/15/44	777
4,469	Actavis, Inc., 1.875%, 10/01/17	4,476
8,070	AstraZeneca plc, (United Kingdom), 3.375%, 11/16/25	8,090
	Forest Laboratories LLC,
935	4.375%, 02/01/19 (e)	987
4,298	4.875%, 02/15/21 (e)	4,699
6,213	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	6,265
	Merck & Co., Inc.,
1,560	2.350%, 02/10/22	1,536
3,050	3.700%, 02/10/45	2,821
1,440	Mylan, Inc., 2.600%, 06/24/18	1,429
	Perrigo Finance plc, (Ireland),
600	3.500%, 12/15/21	589
1,455	3.900%, 12/15/24	1,411
616	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	592
1,165	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	1,133
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e)	1,131
1,100	7.250%, 07/15/22 (e)	995
500	7.500%, 07/15/21 (e)	473

		71,978

	Total Health Care	165,175

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrials — 3.8%
	Aerospace & Defense — 0.6%
750	Bombardier, Inc., (Canada), 7.500%, 03/15/25 (e)	559
	Lockheed Martin Corp.,
1,390	3.550%, 01/15/26	1,401
2,780	3.800%, 03/01/45	2,466
1,197	4.700%, 05/15/46	1,226
2,378	Northrop Grumman Corp., 3.850%, 04/15/45	2,115
1,370	Textron, Inc., 3.875%, 03/01/25	1,351
2,435	United Technologies Corp., 4.150%, 05/15/45	2,334

		11,452

	Air Freight & Logistics — 0.1%
2,250	FedEx Corp., 4.100%, 02/01/45	2,024

	Airlines — 0.5%
3,655	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	3,545
1,450	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,464
542	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	578
709	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	816
1,003	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18	1,081
579	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	588

		8,072

	Commercial Services & Supplies — 0.1%
750	ACCO Brands Corp., 6.750%, 04/30/20	784
1,000	ADT Corp. (The), 3.500%, 07/15/22	914

		1,698

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	420

	Industrial Conglomerates — 0.7%
	General Electric Co.,
1,530	4.125%, 10/09/42	1,494
10,490	4.500%, 03/11/44	10,820

		12,314

	Machinery — 0.3%
3,985	Caterpillar, Inc., 4.300%, 05/15/44	3,889
1,000	Terex Corp., 6.000%, 05/15/21	975

		4,864

	Road & Rail — 1.0%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	765
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21	1,382
2,190	4.150%, 04/01/45	2,009
2,080	4.450%, 03/15/43	1,992
700	4.700%, 09/01/45	708
3,505	4.900%, 04/01/44	3,599
	Hertz Corp. (The),
750	5.875%, 10/15/20	773
1,000	6.250%, 10/15/22	1,040
500	7.375%, 01/15/21	520
5,670	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	5,670

		18,458

	Trading Companies & Distributors — 0.5%
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18	6,606
1,000	5.875%, 04/01/19	1,063
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	528
750	7.625%, 04/15/22	806

		9,003

	Total Industrials	68,305

	Information Technology — 3.9%
	Communications Equipment — 0.8%
500	Avaya, Inc., 7.000%, 04/01/19 (e)	394
	Cisco Systems, Inc.,
2,535	3.500%, 06/15/25	2,628
1,020	3.625%, 03/04/24	1,073
	Harris Corp.,
890	2.700%, 04/27/20	878
1,100	3.832%, 04/27/25	1,091
2,070	5.054%, 04/27/45	2,027
6,674	QUALCOMM, Inc., 4.800%, 05/20/45	5,547

		13,638

	Electronic Equipment, Instruments & Components — 0.1%
1,250	Zebra Technologies Corp., 7.250%, 10/15/22	1,337

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	IT Services — 0.4%
	First Data Corp.,
649	6.750%, 11/01/20 (e)	682
2,250	8.750%, 01/15/22 (e)	2,365
	International Business Machines Corp.,
4,075	3.375%, 08/01/23	4,162
355	3.625%, 02/12/24	367
500	SunGard Data Systems, Inc., 7.625%, 11/15/20	519

		8,095

	Semiconductors & Semiconductor Equipment — 0.3%
235	Amkor Technology, Inc., 6.625%, 06/01/21	232
3,466	Intel Corp., 4.900%, 07/29/45	3,660
	Micron Technology, Inc.,
1,000	5.250%, 01/15/24 (e)	930
500	5.875%, 02/15/22	503
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	775

		6,100

	Software — 1.5%
1,500	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,513
	Microsoft Corp.,
3,030	2.000%, 11/03/20	3,034
1,790	2.375%, 02/12/22	1,775
1,315	3.500%, 11/15/42	1,168
5,435	3.750%, 02/12/45	4,980
5,315	4.450%, 11/03/45	5,458
	Oracle Corp.,
1,645	2.500%, 05/15/22	1,631
6,930	4.500%, 07/08/44	6,970

		26,529

	Technology Hardware, Storage & Peripherals — 0.8%
	Apple, Inc.,
4,510	2.150%, 02/09/22	4,424
3,330	2.700%, 05/13/22	3,349
4,600	3.450%, 02/09/45	3,951
3,140	3.850%, 05/04/43	2,913

		14,637

	Total Information Technology	70,336

	Materials — 1.8%
	Chemicals — 0.3%
750	Ashland, Inc., 4.750%, 08/15/22	746
520	CF Industries, Inc., 4.950%, 06/01/43	464
750	Hexion, Inc., 6.625%, 04/15/20	544
500	Huntsman International LLC, 4.875%, 11/15/20	470
3,775	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	3,626

		5,850

	Containers & Packaging — 0.2%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	997
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	5.750%, 10/15/20	1,025
1,000	9.000%, 04/15/19	1,015

		3,037

	Metals & Mining — 1.3%
920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42	683
3,650	BHP Billiton Finance USA Ltd., (Australia), 3.850%, 09/30/23	3,609
	Freeport-McMoRan, Inc.,
2,035	3.875%, 03/15/23	1,369
2,545	4.550%, 11/14/24	1,730
3,959	5.450%, 03/15/43	2,484
915	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	659
	Glencore Funding LLC,
2,140	4.000%, 04/16/25 (e)	1,589
1,805	4.625%, 04/29/24 (e)	1,363
3,663	Nucor Corp., 5.200%, 08/01/43	3,532
4,062	Rio Tinto Finance USA Ltd., (Australia), 3.750%, 06/15/25	3,886
4,755	Vale S.A., (Brazil), 5.625%, 09/11/42	3,092

		23,996

	Total Materials	32,883

	Telecommunication Services — 5.0%
	Diversified Telecommunication Services — 4.6%
	AT&T, Inc.,
6,755	3.000%, 06/30/22	6,680
10,390	3.400%, 05/15/25	10,083
5,055	4.300%, 12/15/42	4,424
930	4.450%, 05/15/21	999
6,185	4.800%, 06/15/44	5,789
635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	637
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21	776

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
750	6.625%, 01/31/22	792
750	7.375%, 06/01/20	782
	CenturyLink, Inc.,
250	Series T, 5.800%, 03/15/22	232
750	Series W, 6.750%, 12/01/23	712
400	GCI, Inc., 6.750%, 06/01/21	411
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	5.500%, 08/01/23	745
1,750	7.250%, 10/15/20	1,461
	Level 3 Financing, Inc.,
1,000	5.625%, 02/01/23	1,007
500	8.625%, 07/15/20	526
2,617	Orange S.A., (France), 5.500%, 02/06/44	2,910
540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	536
850	Sprint Capital Corp., 8.750%, 03/15/32	664
675	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	719
	Verizon Communications, Inc.,
480	2.450%, 11/01/22	462
2,000	2.625%, 02/21/20	2,021
9,785	3.500%, 11/01/24	9,816
2,064	3.850%, 11/01/42	1,730
4,016	4.272%, 01/15/36	3,699
4,985	4.500%, 09/15/20	5,412
1,394	4.522%, 09/15/48	1,266
15,216	4.862%, 08/21/46	14,792
675	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	695
2,000	Windstream Services LLC, 7.750%, 10/01/21	1,595
1,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23 (e)	963

		83,336

	Wireless Telecommunication Services — 0.4%
3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	3,753
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	432
	Sprint Corp.,
1,000	7.625%, 02/15/25	786
1,250	7.875%, 09/15/23	1,006
500	T-Mobile USA, Inc., 6.731%, 04/28/22	515

		6,492

	Total Telecommunication Services	89,828

	Utilities — 7.9%
	Electric Utilities — 5.3%
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,679
600	4.150%, 08/15/44	577
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22	2,887
2,045	3.350%, 07/01/23	2,071
2,670	Commonwealth Edison Co., 4.350%, 11/15/45	2,707
	Duke Energy Corp.,
2,336	3.050%, 08/15/22	2,317
3,300	3.750%, 04/15/24	3,356
3,000	3.950%, 10/15/23	3,110
3,925	5.050%, 09/15/19	4,288
4,420	Duke Energy Progress LLC, 4.150%, 12/01/44	4,371
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,161
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,966
3,105	Entergy Corp., 4.000%, 07/15/22	3,182
1,380	FirstEnergy Solutions Corp., 6.800%, 08/15/39	1,360
4,500	FirstEnergy Transmission LLC, 4.350%, 01/15/25 (e)	4,555
	Florida Power & Light Co.,
6,330	3.125%, 12/01/25	6,360
1,565	4.050%, 10/01/44	1,552
	ITC Holdings Corp.,
2,010	3.650%, 06/15/24	1,997
1,794	6.050%, 01/31/18 (e)	1,945
3,405	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	3,427
1,140	Kentucky Utilities Co., 4.375%, 10/01/45	1,175
570	Louisville Gas & Electric Co., 4.375%, 10/01/45	592
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	803
1,075	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	827
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,347
	Oncor Electric Delivery Co. LLC,
1,645	2.150%, 06/01/19	1,621
498	2.950%, 04/01/25	470

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Electric Utilities — continued
		Pacific Gas & Electric Co.,
	3,155	3.400%, 08/15/24	3,201
	1,195	3.500%, 06/15/25	1,219
	4,085	4.300%, 03/15/45	4,054
	1,090	4.750%, 02/15/44	1,145
	4,235	PacifiCorp, 2.950%, 02/01/22	4,276
		PPL Capital Funding, Inc.,
	750	4.700%, 06/01/43	754
	5,185	Series A, VAR, 6.700%, 03/30/67	4,277
		Southern California Edison Co.,
	2,170	Series B, 2.400%, 02/01/22	2,134
	2,930	Series C, 3.600%, 02/01/45	2,665
	3,565	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	3,126
	1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	1,947
		Xcel Energy, Inc.,
	2,830	3.300%, 06/01/25	2,758
	1,955	4.700%, 05/15/20	2,108

			95,367

		Gas Utilities — 0.2%
		DCP Midstream Operating LP,
	1,266	2.700%, 04/01/19	1,121
	102	3.875%, 03/15/23	84
		Dominion Gas Holdings LLC,
	1,035	2.500%, 12/15/19	1,037
	1,850	4.600%, 12/15/44	1,751

			3,993

		Independent Power & Renewable Electricity Producers — 0.4%
	1,000	Dynegy, Inc., 7.375%, 11/01/22	964
	1,085	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,085
		Oglethorpe Power Corp.,
	700	4.550%, 06/01/44	671
	630	5.375%, 11/01/40	675
		Southern Power Co.,
	1,690	5.150%, 09/15/41	1,621
	385	5.250%, 07/15/43	373
	2,000	Tri-State Generation & Transmission Association, Inc., 4.700%, 11/01/44	2,012

			7,401

		Multi-Utilities — 2.0%
		Berkshire Hathaway Energy Co.,
	3,847	3.500%, 02/01/25	3,848
	3,650	4.500%, 02/01/45	3,598
		Consolidated Edison Co. of New York, Inc.,
	4,235	4.500%, 12/01/45	4,285
	2,325	4.625%, 12/01/54	2,320
		Dominion Resources, Inc.,
	2,430	3.625%, 12/01/24	2,418
	2,585	3.900%, 10/01/25	2,616
	1,050	4.450%, 03/15/21	1,118
	4,175	4.700%, 12/01/44	4,093
		NiSource Finance Corp.,
	4,330	4.800%, 02/15/44	4,433
	665	5.250%, 02/15/43	717
	4,040	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	3,373
		Sempra Energy,
	830	2.400%, 03/15/20	820
	3,704	2.875%, 10/01/22	3,612

			37,251

		Total Utilities	144,012

		Total Corporate Bonds (Cost $1,579,056)	1,548,386

	Preferred Securities — 5.4% (x)
		Financials — 5.3%
		Banks — 2.6%
	5,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	5,375
		Bank of America Corp.,
	2,315	Series AA, VAR, 6.100%, 03/17/25	2,328
	7,000	Series K, VAR, 8.000%, 01/30/18	7,236
	2,670	BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25 (e)	2,743
		Citigroup, Inc.,
	5,220	Series M, VAR, 6.300%, 05/15/24	5,135
	4,050	Series P, VAR, 5.950%, 05/15/25	3,883
	3,470	Series R, VAR, 6.125%, 11/15/20	3,524
GBP	1,300	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19	2,183
EUR	950	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,023
EUR	1,850	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	1,961
		Lloyds Banking Group plc, (United Kingdom),
EUR	1,200	VAR, 6.375%, 06/27/20	1,347
	2,765	VAR, 7.500%, 06/27/24	2,975

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Banks — continued
	1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,257
	2,460	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	2,506
	2,530	U.S. Bancorp, Series 1, VAR, 5.125%, 01/15/21	2,544
	1,779	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,875

			47,895

		Capital Markets — 2.0%
	7,975	Bank of New York Mellon Corp. (The), Series E, VAR, 4.950%, 06/20/20	7,905
	1,800	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	1,897
		Goldman Sachs Group, Inc. (The),
	4,500	Series L, VAR, 5.700%, 05/10/19	4,500
	5,950	Series M, VAR, 5.375%, 05/10/20	5,943
		Morgan Stanley,
	5,480	Series H, VAR, 5.450%, 07/15/19	5,398
	3,890	Series J, VAR, 5.550%, 07/15/20	3,875
	5,195	State Street Corp., Series F, VAR, 5.250%, 09/15/20	5,221
EUR	500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17	583

			35,322

		Diversified Financial Services — 0.3%
	2,500	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	2,847
GBP	1,550	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	2,369

			5,216

		Insurance — 0.4%
	7,804	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	7,853

		Total Financials	96,286

		Telecommunication Services — 0.1%
		Wireless Telecommunication Services — 0.1%
EUR	1,700	Telefonica Europe B.V., (Netherlands), VAR, 7.625%, 09/18/21	2,035

		Total Preferred Securities (Cost $99,911)	98,321

	Short-Term Investments — 7.9%
		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bills,
	350	0.146%, 01/21/16 (n)	350
	1,178	0.146%, 03/17/16 (k) (n)	1,178

		Total U.S. Treasury Obligations	1,528

		Investment Company — 7.8%
	141,079	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l)	141,079

		Total Short-Term Investments (Cost $142,607)	142,607

		Total Investments — 98.9% (Cost $1,821,574)	1,789,314
		Other Assets in Excess of Liabilities — 1.1% (c)	20,738

		NET ASSETS — 100.0%	$1,810,052

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,006	U.S. Treasury Long Bond	03/21/16	USD	154,924	841
481	2 Year U.S. Treasury Note	03/31/16	USD	104,640	22
139	5 Year U.S. Treasury Note	03/31/16	USD	16,496	18
	Short Futures Outstanding
(142)	Euro Bobl	12/08/15	EUR	(19,508)	(267)
(11)	Euro Bund	12/08/15	EUR	(1,840)	(59)
(1,032)	10 Year U.S. Treasury Note	03/21/16	USD	(130,483)	(180)
(463)	Ultra Long Term U.S. Treasury Bond	03/21/16	USD	(73,357)	(421)
(21)	Long Gilt	03/29/16	GBP	(3,724)	(17)
(5)	5 Year U.S. Treasury Note	03/31/16	USD	(593)	(1)

					(64)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
82	EUR	Deutsche Bank AG	12/17/15	88	87	(1)
91	EUR	Royal Bank of Canada	12/17/15	97	96	(1)
1,518	EUR	Standard Chartered Bank	12/17/15	1,651	1,605	(46)

18	GBP	Merrill Lynch International	12/17/15	27	27	– (h)

				1,863	1,815	(48)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,737	EUR	Citibank, N.A.	12/17/15	12,603	12,406	197
59	EUR	Deutsche Bank AG	12/17/15	63	62	1

3,078	GBP	Royal Bank of Canada	12/17/15	4,677	4,636	41

				17,343	17,104	239

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amounts rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2015.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	11,598
Aggregate gross unrealized depreciation	(43,858)

Net unrealized appreciation/depreciation	(32,260)

Federal income tax cost of investments	1,821,574

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	—	109,798	—	109,798
Consumer Staples	—	108,098	—	108,098
Energy	—	114,010	—	114,010
Financials	—	645,941	—	645,941
Health Care	—	165,175	—	165,175
Industrials	—	68,305	—	68,305
Information Technology	—	70,336	—	70,336
Materials	—	32,883	—	32,883
Telecommunication Services	—	89,828	—	89,828
Utilities	—	144,012	—	144,012

Total Corporate Bonds	—	1,548,386	—	1,548,386

Short-Term Investments
Investment Company	141,079	—	—	141,079
U.S. Treasury Obligations	—	1,528	—	1,528
Preferred Securities	—	98,321	—	98,321

Total Investments in Securities	$141,079	$1,648,235	$—	$1,789,314

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$239	$—	$239
Futures Contracts	881	—	—	881

Total Appreciation in Other Financial Instruments	$881	$239	$—	$1,120

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(48)	$—	$(48)
Futures Contracts	(945)	—	—	(945)

Total Depreciation in Other Financial Instruments	$(945)	$(48)	$—	$(993)

There were no significant transfers between Levels 1 and 2 for the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Corporate Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Corporate Bonds - Industrials	$4,911	$—	$—	$—	$—	$—	$—	$(4,911)	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $0.

B. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 86.2%
	Argentina — 1.1%
	YPF S.A.,
270	8.750%, 04/04/24 (e)	266
2,010	Reg. S, 8.750%, 04/04/24	1,977

		2,243

	Austria — 0.3%
590	JBS Investments GmbH, Reg. S, 7.750%, 10/28/20	611

	Barbados — 0.5%
	Columbus International, Inc.,
1,040	Reg. S, 7.375%, 03/30/21	1,092

		1,092

	Bermuda — 1.1%
360	China Oil & Gas Group Ltd., 5.000%, 05/07/20	336
969	Digicel Group Ltd., Reg. S, 8.250%, 09/30/20	842
1,190	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21	1,208

		2,386

	Brazil — 0.9%
970	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20	912
200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	200
1,131	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	911

		2,023

	Canada — 0.4%
	Pacific Exploration & Production Corp.,
110	5.625%, 01/19/25 (e)	33
500	Reg. S, 5.125%, 03/28/23	148
2,290	Reg. S, 5.625%, 01/19/25	687

		868

	Cayman Islands — 13.2%
760	Agricola Senior Trust, 6.750%, 06/18/20 (e)	763
	Agromercantil Senior Trust,
140	6.250%, 04/10/19 (e)	143
730	Reg. S, 6.250%, 04/10/19	744
520	AKCB Finance Ltd., Reg. S, 3.250%, 10/22/18	528
1,090	Alibaba Group Holding Ltd., Reg. S, 3.600%, 11/28/24	1,049
	Alliance Global Group Cayman Islands, Inc.,
570	Reg. S, 6.500%, 08/18/17	598
1,590	Amber Circle Funding Ltd., Reg. S, 3.250%, 12/04/22	1,580
1,750	BOS Funding Ltd., 3.374%, 06/08/20	1,645
480	China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	524
1,120	China Overseas Finance Cayman III Ltd., Reg. S, 6.375%, 10/29/43	1,185
	Comcel Trust Via Comunicaciones Celulares S.A.,
200	6.875%, 02/06/24 (e)	166
1,310	Reg. S, 6.875%, 02/06/24	1,088
200	Country Garden Holdings Co., Ltd., Reg. S, 7.250%, 04/04/21	207
370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	376
810	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	817
910	ENN Energy Holdings Ltd., Reg. S, 3.250%, 10/23/19	901
790	HPHT Finance 15 Ltd., 2.875%, 03/17/20 (e)	787
530	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	530
450	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	422
1,110	JAFZ Sukuk 2019 Ltd., Reg. S, 7.000%, 06/19/19	1,240
440	Kuwait Projects Co., Reg. S, 4.800%, 02/05/19	456
230	KWG Property Holding Ltd., 8.250%, 08/05/19	237
1,360	Lamar Funding Ltd., 3.958%, 05/07/25 (e)	1,209
960	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19	1,024
2,329	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	734
540	Rakfunding Cayman Ltd., Reg. S, 3.250%, 06/24/19	528
	Semiconductor Manufacturing International Corp.,
200	4.125%, 10/07/19 (e)	200
950	Reg. S, 4.125%, 10/07/19	948
1,210	Shimao Property Holdings Ltd., 8.375%, 02/10/22	1,289
670	Shui On Development Holding Ltd., 8.700%, 11/24/17	700
260	Sino MTN Ltd., Reg. S, 3.250%, 09/21/17	263
1,010	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/18	1,039
640	Suzano Trading Ltd., Reg. S, 5.875%, 01/23/21	643
	Tencent Holdings Ltd.,
200	3.375%, 05/02/19 (e)	204

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Cayman Islands –– continued
740	Reg. S, 3.375%, 05/02/19	756
420	Reg. S, 3.800%, 02/11/25	415
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	203
200	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17	204
2,378	Vale Overseas Ltd., 6.875%, 11/21/36	1,745

		28,090

	Chile — 4.8%
480	Banco Santander Chile, Reg. S, 3.875%, 09/20/22	482
960	Celulosa Arauco y Constitucion S.A., 4.500%, 08/01/24	955
	Cencosud S.A.,
990	5.150%, 02/12/25 (e)	970
550	Reg. S, 6.625%, 02/12/45	498
440	Colbun S.A., Reg. S, 4.500%, 07/10/24	432
	E.CL S.A.,
770	Reg. S, 4.500%, 01/29/25	763
220	Reg. S, 5.625%, 01/15/21	240
700	Embotelladora Andina S.A., Reg. S, 5.000%, 10/01/23	746
	Empresa Electrica Angamos S.A.,
200	4.875%, 05/25/29 (e)	178
1,950	Reg. S, 4.875%, 05/25/29	1,738
960	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	890
	Empresa Nacional de Telecomunicaciones S.A.,
580	4.750%, 08/01/26 (e)	542
970	Reg. S, 4.750%, 08/01/26	906
930	Reg. S, 4.875%, 10/30/24	907

		10,247

	China — 1.2%
1,280	Bank of China Ltd., Reg. S, 5.000%, 11/13/24	1,332
600	China Uranium Development Co., Ltd., Reg. S, 3.500%, 10/08/18	613
660	Industrial & Commercial Bank of China Macau Ltd., VAR, 3.875%, 09/10/24	660

		2,605

	Colombia — 0.7%
660	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	634
716	Bancolombia S.A., 5.950%, 06/03/21	756

		1,390

	Hong Kong — 3.0%
1,430	Bank of East Asia Ltd. (The), VAR, 4.250%, 11/20/24	1,421
210	Bright Food, Reg. S, 3.000%, 05/21/18	209
510	Bright Food Hong Kong Ltd., Reg. S, 3.000%, 05/21/18	508
910	CITIC Ltd., 6.625%, 04/15/21	1,042
	CITIC Pacific Ltd.,
1,340	Reg. S, 6.375%, 04/10/20	1,499
680	Reg. S, 6.800%, 01/17/23	790
960	Hero Asia Investment Ltd., 2.875%, 10/03/17	963

		6,432

	India — 6.4%
1,400	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,409
	Bharat Petroleum Corp., Ltd.,
1,010	Reg. S, 4.625%, 10/25/22	1,048
	ICICI Bank Ltd.,
270	Reg. S, 3.500%, 03/18/20	274
900	Reg. S, 4.700%, 02/21/18	941
940	Reg. S, 5.750%, 11/16/20	1,048
820	Indian Railway Finance Corp., Ltd., Reg. S, 3.917%, 02/26/19	845
730	JSW Steel Ltd., 4.750%, 11/12/19	601
	NTPC Ltd.,
580	4.375%, 11/26/24	589
1,410	Reg. S, 4.750%, 10/03/22	1,485
1,040	Oil India Ltd., 3.875%, 04/17/19	1,067
1,640	ONGC Videsh Ltd., Reg. S, 3.250%, 07/15/19	1,652
1,090	Power Grid Corp. of India Ltd., Reg. S, 3.875%, 01/17/23	1,087
1,550	Tata Motors Ltd., 4.625%, 04/30/20	1,582

		13,628

	Indonesia — 1.0%
2,060	Bank Rakyat Indonesia Persero Tbk PT, Reg. S, 2.950%, 03/28/18	2,039

	Ireland — 2.2%
1,010	Alfa Bank SC Via Alfa Bond Issuance plc, Reg. S, 7.750%, 04/28/21	1,063
2,330	MMC Norilsk Nickel OJSC via MMC Finance Ltd., 6.625%, 10/14/22 (e)	2,394
1,190	Vnesheconombank Via VEB Finance plc, Reg. S, 5.942%, 11/21/23	1,154

		4,611

	Israel — 1.7%
1,520	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	1,529

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Israel –– continued
	Israel Electric Corp., Ltd.,
1,320	Reg. S, 5.000%, 11/12/24 (e)	1,365
710	Reg. S, 6.875%, 06/21/23	816

		3,710

	Jersey — 1.1%
1,490	Burgan Finance No. 1 Jersey Ltd., Reg. S, 7.875%, 09/29/20	1,507
800	West China Cement Ltd., Reg. S, 6.500%, 09/11/19	842

		2,349

	Kazakhstan — 0.3%
280	KazMunayGas National Co. JSC, Reg. S, 4.400%, 04/30/23	262
300	Samruk-Energy JSC, Reg. S, 3.750%, 12/20/17	291

		553

	Luxembourg — 3.1%
	Gazprom OAO Via Gaz Capital S.A.,
690	Reg. S, 3.850%, 02/06/20	648
790	Reg. S, 4.950%, 07/19/22	757
580	Reg. S, 9.250%, 04/23/19	653
	Millicom International Cellular S.A.,
840	6.000%, 03/15/25 (e)	727
200	6.625%, 10/15/21 (e)	193
790	Reg. S, 6.625%, 10/15/21	762
590	Offshore Drilling Holding S.A., Reg. S, 8.375%, 09/20/20	449
	Severstal OAO Via Steel Capital S.A.,
2,090	Reg. S, 5.900%, 10/17/22	2,048
400	VTB Bank OJSC Via VTB Capital S.A., Reg. S, 6.950%, 10/17/22	392

		6,629

	Malaysia — 0.3%
650	SSG Resources Ltd., Reg. S, 4.250%, 10/04/22	652

	Mexico — 8.8%
400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	388
1,370	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	1,414
1,880	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	2,066
2,020	Cemex S.A.B. de C.V., Reg. S, 5.700%, 01/11/25	1,783
630	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42	582
220	El Puerto de Liverpool S.A.B. de C.V., 3.950%, 10/02/24 (e)	216
	Elementia S.A.B. de C.V.,
200	5.500%, 01/15/25 (e)	192
950	Reg. S, 5.500%, 01/15/25	912
1,210	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	1,173
690	Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/22 (e)	669
1,600	Grupo Televisa S.A.B., 5.000%, 05/13/45	1,401
1,950	Mexichem S.A.B. de C.V., Reg. S, 5.875%, 09/17/44	1,687
	Mexico Generadora de Energia S de rl,
2,067	Reg. S, 5.500%, 12/06/32	1,888
1,920	Nemak S.A.B. de C.V., Reg. S, 5.500%, 02/28/23	1,945
726	Petroleos Mexicanos, 5.625%, 01/23/46 (e)	604
950	Sigma Alimentos S.A. de C.V., Reg. S, 6.875%, 12/16/19	1,054
550	Sixsigma Networks Mexico S.A. de C.V., Reg. S, 8.250%, 11/07/21	524
200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	191

		18,689

	Morocco — 1.3%
	OCP S.A.,
890	4.500%, 10/22/25 (e)	831
200	5.625%, 04/25/24 (e)	203
740	Reg. S, 5.625%, 04/25/24	750
950	Reg. S, 6.875%, 04/25/44	949

		2,733

	Netherlands — 4.6%
	Bharti Airtel International Netherlands B.V.,
EUR 100	3.375%, 05/20/21 (e)	112
EUR 430	Reg. S, 3.375%, 05/20/21	479
1,420	Reg. S, 5.125%, 03/11/23	1,484
2,110	Listrindo Capital B.V., Reg. S, 6.950%, 02/21/19	2,176
200	Lukoil International Finance B.V., Reg. S, 3.416%, 04/24/18	195
	Petrobras Global Finance B.V.,
320	4.375%, 05/20/23	222
620	5.375%, 01/27/21	490
750	5.750%, 01/20/20	625
390	6.250%, 03/17/24	306
	VimpelCom Holdings B.V.,
1,920	Reg. S, 5.950%, 02/13/23	1,805
820	Reg. S, 7.504%, 03/01/22	841

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands –– continued
1,100	VTR Finance B.V., Reg. S, 6.875%, 01/15/24	1,054

		9,789

	Norway — 0.3%
900	DNO ASA, 8.750%, 06/18/20 (e)	644

	Panama — 1.2%
410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	367
	ENA Norte Trust,
904	Reg. S, 4.950%, 04/25/23	921
	Global Bank Corp.,
200	5.125%, 10/30/19 (e)	201
200	Reg. S, 4.750%, 10/05/17	202
950	Reg. S, 5.125%, 10/30/19	953

		2,644

	Paraguay — 0.1%
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	153

	Peru — 3.0%
1,500	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	1,551
886	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	921
420	Cementos Pacasmayo SAA, Reg. S, 4.500%, 02/08/23	399
220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	216
1,550	Corp. Lindley S.A., Reg. S, 6.750%, 11/23/21	1,690
150	Minsur S.A., 6.250%, 02/07/24 (e)	148
1,620	Transportadora de Gas del Peru S.A., Reg. S, 4.250%, 04/30/28	1,551

		6,476

	Philippines — 0.3%
700	SM Investments Corp., Reg. S, 4.250%, 10/17/19	708

	Singapore — 2.5%
950	ABJA Investment Co., Pte Ltd., Reg. S, 5.950%, 07/31/24	829
820	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22	838
1,600	Olam International Ltd., 4.500%, 02/05/20	1,625
210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	207
	United Overseas Bank Ltd.,
900	VAR, 2.875%, 10/17/22	905
950	VAR, 3.750%, 09/19/24	964

		5,368

	South Africa — 0.8%
	Transnet SOC Ltd.,
1,790	Reg. S, 4.000%, 07/26/22	1,680

		1,680

	South Korea — 2.4%
1,480	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	1,501
350	KEB Hana Bank, Reg. S, 2.000%, 04/02/18	348
420	Korea Gas Corp., 3.875%, 02/12/24 (e)	440
730	KT Corp., Reg. S, 2.625%, 04/22/19	735
230	NongHyup Bank, 2.750%, 09/29/19 (e)	232
	Woori Bank,
700	4.750%, 04/30/24 (e)	722
1,010	Reg. S, 4.750%, 04/30/24	1,041

		5,019

	Sweden — 0.4%
EUR 880	Orlen Capital AB, Reg. S, 2.500%, 06/30/21	940

	Thailand — 1.4%
200	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	202
390	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	402
	PTT PCL,
1,240	Reg. S, 3.375%, 10/25/22	1,226
1,270	Reg. S, 4.500%, 10/25/42	1,151

		2,981

	Turkey — 3.3%
1,730	Akbank TAS, 5.125%, 03/31/25 (e)	1,618
400	Finansbank AS, Reg. S, 6.250%, 04/30/19	414
1,060	Tupras Turkiye Petrol Rafinerileri A.S., Reg. S, 4.125%, 05/02/18	1,056
1,080	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	1,031
1,080	Turkiye Garanti Bankasi A.S., Reg. S, 5.250%, 09/13/22	1,075
760	Turkiye Is Bankasi, Reg. S, 5.500%, 04/21/19	780
1,060	Turkiye Sise ve Cam Fabrikalari A.S., Reg. S, 4.250%, 05/09/20	1,023

		6,997

	United Arab Emirates — 2.1%
	Dolphin Energy Ltd.,
1,000	Reg. S, 5.500%, 12/15/21	1,108
1,700	DP World Ltd., Reg. S, 6.850%, 07/02/37	1,732

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Arab Emirates –– continued
	Dubai Electricity & Water Authority,
540	Reg. S, 7.375%, 10/21/20	641
940	Emirates NBD PJSC, 3.250%, 11/19/19	940

		4,421

	United Kingdom — 8.7%
	Beijing Enterprises Water Capital Management Ltd.,
1,350	Reg. S, 4.625%, 05/06/18	1,380
1,670	China Cinda Finance 2015 I Ltd., 3.125%, 04/23/20 (e)	1,637
1,500	Double Rosy Ltd., 3.625%, 11/18/19	1,491
1,270	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	1,349
320	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	358
1,110	Fresnillo plc, Reg. S, 5.500%, 11/13/23	1,137
	Gold Fields Orogen Holdings BVI Ltd.,
960	Reg. S, 4.875%, 10/07/20	768
980	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	801
1,710	Hikma Pharmaceuticals plc, 4.250%, 04/10/20	1,680
	HLP Finance Ltd.,
500	4.750%, 06/25/22	516
200	Reg. S, 4.450%, 04/16/21	206
750	Reg. S, 4.750%, 06/25/22	777
1,030	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	1,080
440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	452
1,600	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	1,684
590	Petra Diamonds U.S. Treasury plc, 8.250%, 05/31/20 (e)	521
630	Sino-Ocean Land Treasure Finance II Ltd., Reg. S, 4.450%, 02/04/20	641
700	Skyland Mining BVI Ltd., Reg. S, 3.500%, 07/17/17	701
1,310	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,258

		18,437

	United States — 1.7%
	Cemex Finance LLC,
500	Reg. S, 6.000%, 04/01/24	463
670	Reg. S, 9.375%, 10/12/22	715
	Reliance Holding USA, Inc.,
870	Reg. S, 5.400%, 02/14/22	949
	Southern Copper Corp.,
1,025	5.250%, 11/08/42	765
940	5.875%, 04/23/45	746

		3,638

	Total Corporate Bonds (Cost $191,966)	183,475

Foreign Government Securities — 0.7%
	Russia — 0.7%
	Russian Federation,
1,000	Reg. S, 5.000%, 04/29/20	1,048
400	Reg. S, 5.875%, 09/16/43	407

	Total Foreign Government Securities (Cost $1,435)	1,455

Preferred Securities — 3.5% (x)
	Cayman Islands — 1.7%
1,560	ADIB Capital Invest 1 Ltd., VAR, 6.375%, 10/16/18	1,568
1,040	AHB Tier 1 Sukuk Ltd., VAR, 5.500%, 06/30/19	1,041
990	MAF Global Securities Ltd., VAR, 7.125%, 10/29/18	1,016

		3,625

	Colombia — 0.7%
1,750	Colombia Telecomunicaciones S.A. ESP, VAR, 8.500%, 03/30/20 (e)	1,557

	United Arab Emirates — 0.2%
380	Burgan Tier 1 Financing Ltd., VAR, 7.250%, 09/30/19	347

	United Kingdom — 0.9%
1,070	CCCI Treasure Ltd., VAR, 3.500%, 04/21/20	1,057
900	Dianjian Haixing Ltd., VAR, 4.050%, 10/21/19	917

		1,974

	Total Preferred Securities (Cost $7,888)	7,503

Supranational — 1.2%
1,330	Africa Finance Corp., 4.375%, 04/29/20 (e)	1,340
1,140	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 05/07/20 (e)	1,126

	Total Supranational (Cost $2,455)	2,466

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 7.6%
	U.S. Treasury Obligation — 0.1%
275	U.S. Treasury Bill, 0.284%, 05/05/16 (k) (n)	275

SHARES
	Investment Company — 7.5%
16,070	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l)	16,070

	Total Short-Term Investments (Cost $16,345)	16,345

	Total Investments — 99.2% (Cost $220,089)	211,244
	Other Assets in Excess of Liabilities — 0.8%	1,702

	NET ASSETS — 100.0%	$212,946

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
54	10 Year U.S. Treasury Note	03/21/16	USD	6,828	8
156	5 Year U.S. Treasury Note	03/31/16	USD	18,514	24
	Short Futures Outstanding
(21)	U.S. Treasury Long Bond	03/21/16	USD	(3,234)	(19)
(33)	2 Year U.S. Treasury Note	03/31/16	USD	(7,179)	—	(h)

					13

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,416	EUR	BNP Paribas	12/30/15	1,583	1,498	85

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amounts rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2015.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	870
Aggregate gross unrealized depreciation	(9,715)

Net unrealized appreciation/depreciation	(8,845)

Federal income tax cost of investments	220,089

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,070	$195,174	$—	$211,244

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$85	$—	$85
Futures Contracts	32	—	—	32

Total Appreciation in Other Financial Instruments	$32	$85	$—	$117

Depreciation in Other Financial Instruments
Futures Contracts	$(19)	$—	$—	$(19)

(a) All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

B. Derivatives — The Fund used instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 15.6%
	Azerbaijan — 0.9%
	State Oil Co. of the Azerbaijan Republic,
10,900	6.950%, 03/18/30	10,208
2,000	Reg. S, 4.750%, 03/13/23	1,767

		11,975

	Bermuda — 0.1%
2,080	Digicel Ltd., 6.750%, 03/01/23 (e)	1,841

	Cayman Islands — 0.5%
1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	1,121
2,493	China Overseas Finance Cayman VI Ltd., 5.950%, 05/08/24	2,805
3,150	Country Garden Holdings Co., Ltd., Reg. S, 7.500%, 01/10/23	3,229

		7,155

	Chile — 0.6%
	Corp. Nacional del Cobre de Chile,
4,900	Reg. S, 4.875%, 11/04/44	4,088
2,400	Reg. S, 5.625%, 10/18/43	2,248
2,270	Empresa Nacional de Telecomunicaciones S.A., 4.750%, 08/01/26 (e)	2,121

		8,457

	Croatia — 0.5%
6,675	Hrvatska Elektroprivreda, 5.875%, 10/23/22	6,825

	Georgia — 0.2%
2,765	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	2,879

	Hong Kong — 0.2%
2,750	CITIC Ltd., Reg. S, 6.800%, 01/17/23	3,196

	Hungary — 0.1%
1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,356

	India — 0.7%
7,700	Export-Import Bank of India, Reg. S, 4.000%, 01/14/23	7,835
1,560	ICICI Bank Ltd., 3.500%, 03/18/20 (e)	1,582

		9,417

	Indonesia — 0.9%
	Pertamina Persero PT,
3,450	Reg. S, 4.875%, 05/03/22	3,351
1,600	Reg. S, 5.250%, 05/23/21	1,616
3,354	Reg. S, 6.000%, 05/03/42	2,847
3,100	Reg. S, 6.450%, 05/30/44	2,778
2,200	Perusahaan Listrik Negara PT, Reg. S, 5.250%, 10/24/42	1,770

		12,362

	Ireland — 0.9%
2,900	Russian Railways via RZD Capital plc, 5.739%, 04/03/17	2,983
	Vnesheconombank Via VEB Finance plc,
3,200	Reg. S, 5.375%, 02/13/17	3,232
5,600	Reg. S, 6.025%, 07/05/22	5,502

		11,717

	Kazakhstan — 1.1%
	KazMunayGas National Co. JSC,
6,791	Reg. S, 4.400%, 04/30/23	6,360
400	Reg. S, 6.375%, 04/09/21	409
2,810	Reg. S, 7.000%, 05/05/20	2,972
3,875	Reg. S, 9.125%, 07/02/18	4,296

		14,037

	Luxembourg — 0.6%
	Russian Agricultural Bank OJSC Via RSHB Capital S.A.,
4,400	Reg. S, 5.298%, 12/27/17	4,428
3,000	Reg. S, 7.750%, 05/29/18	3,180

		7,608

	Malaysia — 0.5%
5,200	Petroliam Nasional Bhd, Reg. S, 7.625%, 10/15/26	6,799

	Mexico — 2.2%
2,100	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25 (e)	2,079
2,000	Cemex S.A.B. de C.V., Reg. S, 6.125%, 05/05/25	1,828
	Comision Federal de Electricidad,
1,800	Reg. S, 4.875%, 01/15/24	1,818
850	Reg. S, 5.750%, 02/14/42	785
	Petroleos Mexicanos,
190	3.500%, 07/18/18	192
2,970	4.875%, 01/18/24	2,910
5,770	5.500%, 01/21/21	6,051
6,400	6.375%, 01/23/45	5,904
3,840	6.500%, 06/02/41	3,622
1,320	6.625%, 06/15/35	1,287
2,500	Reg. S, 5.625%, 01/23/46	2,081
420	VAR, 2.335%, 07/18/18	420

		28,977

	Morocco — 0.2%
2,550	OCP S.A., Reg. S, 6.875%, 04/25/44	2,547

	Netherlands — 0.4%
3,579	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	3,203
1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	2,000

		5,203

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Peru — 0.1%
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	834
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	708

		1,542

	Philippines — 0.4%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	801
1,930	7.390%, 12/02/24 (e)	2,504
1,000	Reg. S, 7.390%, 12/02/24	1,297

		4,602

	South Africa — 0.6%
	Eskom Holdings SOC Ltd.,
4,520	7.125%, 02/11/25 (e)	4,287
1,326	Reg. S, 5.750%, 01/26/21	1,259
2,920	Reg. S, 6.750%, 08/06/23	2,767

		8,313

	Sri Lanka — 0.5%
3,530	Bank of Ceylon, 6.875%, 05/03/17 (e)	3,605
2,550	National Savings Bank, Reg. S, 8.875%, 09/18/18	2,700

		6,305

	Tunisia — 0.2%
3,071	Banque Centrale de Tunisie International Bond, Reg. S, 5.750%, 01/30/25	2,713

	United Kingdom — 1.4%
2,900	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	3,242
4,840	Oschadbank Via SSB #1 plc, Reg. S, SUB, 9.375%, 03/10/23	4,477
3,010	Sinochem Overseas Capital Co., Ltd., Reg. S, 4.500%, 11/12/20	3,172
2,850	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	3,171
1,250	Sinopec Group Overseas Development 2015 Ltd., 4.100%, 04/28/45 (e)	1,150
3,100	Talent Yield Investments Ltd., Reg. S, 4.500%, 04/25/22	3,227

		18,439

	United States — 0.3%
900	Cemex Finance LLC, Reg. S, 6.000%, 04/01/24	833
2,990	Southern Copper Corp., 5.875%, 04/23/45	2,373

		3,206

	Venezuela — 1.5%
	Petroleos de Venezuela S.A.,
2,390	Reg. S, 5.250%, 04/12/17	1,374
43,027	Reg. S, 5.375%, 04/12/27	15,544
6,420	Reg. S, 6.000%, 11/15/26	2,401
398	Reg. S, 8.500%, 11/02/17	248

		19,567

	Total Corporate Bonds (Cost $214,273)	207,038

Foreign Government Securities — 77.0%
	Angola — 0.3%
3,634	Republic of Angola, 9.500%, 11/12/25 (e)	3,634

	Argentina — 2.4%
	Provincia de Buenos Aires,
3,606	Reg. S, 9.375%, 09/14/18	3,642
3,000	Reg. S, 9.625%, 04/18/28	3,154
2,800	Reg. S, 10.875%, 01/26/21	3,003
19,917	Republic of Argentina, 8.280%, 12/31/33 (d)	22,307

		32,106

	Belarus — 0.7%
8,500	Republic of Belarus, Reg. S, 8.950%, 01/26/18	8,861

	Belize — 0.2%
	Republic of Belize,
3,592	Reg. S, SUB, 5.000%, 02/20/38	2,631
302	SUB, 5.000%, 02/20/38 (e)	221

		2,852

	Bermuda — 0.2%
	Government of Bermuda,
2,000	Reg. S, 4.138%, 01/03/23	2,005
950	Reg. S, 4.854%, 02/06/24	988

		2,993

	Brazil — 3.2%
	Federative Republic of Brazil,
5,134	2.625%, 01/05/23	4,133
23,762	4.250%, 01/07/25	20,495
5,300	4.875%, 01/22/21	5,128
12,341	5.000%, 01/27/45	8,947
546	8.250%, 01/20/34	572
1,658	12.250%, 03/06/30	2,487
256	Series A, 8.000%, 01/15/18	267

		42,029

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Cameroon — 0.3%
4,100	Republic of Cameroon, 9.500%, 11/19/25 (e)	4,012

	Colombia — 3.3%
	Republic of Colombia,
11,040	4.000%, 02/26/24	10,792
4,260	4.375%, 07/12/21	4,352
4,850	4.500%, 01/28/26	4,796
4,646	5.625%, 02/26/44	4,425
5,290	6.125%, 01/18/41	5,369
4,790	7.375%, 03/18/19	5,422
5,338	7.375%, 09/18/37	6,125
1,100	8.125%, 05/21/24	1,353
673	10.375%, 01/28/33	930

		43,564

	Costa Rica — 1.2%
4,200	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	3,229
	Republic of Costa Rica,
5,700	7.158%, 03/12/45 (e)	4,973
2,532	Reg. S, 4.250%, 01/26/23	2,237
900	Reg. S, 5.625%, 04/30/43	666
4,970	Reg. S, 7.000%, 04/04/44	4,318

		15,423

	Croatia — 2.1%
	Republic of Croatia,
3,700	Reg. S, 5.500%, 04/04/23	3,817
3,000	Reg. S, 6.250%, 04/27/17	3,126
2,500	Reg. S, 6.375%, 03/24/21	2,688
10,150	Reg. S, 6.625%, 07/14/20	11,008
6,420	Reg. S, 6.750%, 11/05/19	6,959

		27,598

	Dominican Republic — 2.6%
	Government of Dominican Republic,
2,960	6.850%, 01/27/45 (e)	2,893
2,800	Reg. S, 5.500%, 01/27/25	2,730
3,412	Reg. S, 5.875%, 04/18/24	3,438
7,100	Reg. S, 6.600%, 01/28/24	7,455
12,263	Reg. S, 7.450%, 04/30/44	12,723
3,100	Reg. S, 7.500%, 05/06/21	3,348
1,266	Reg. S, 9.040%, 01/23/18	1,345

		33,932

	Ecuador — 1.6%
	Republic of Ecuador,
9,290	10.500%, 03/24/20 (e)	7,769
9,773	Reg. S, 7.950%, 06/20/24	7,476
5,800	Reg. S, 9.375%, 12/15/15	5,728

		20,973

	Egypt — 0.9%
	Arab Republic of Egypt,
13,881	5.875%, 06/11/25 (e)	11,886
390	Reg. S, 6.875%, 04/30/40	316

		12,202

	El Salvador — 1.2%
	Republic of El Salvador,
3,592	Reg. S, 5.875%, 01/30/25	3,130
1,710	Reg. S, 6.375%, 01/18/27	1,498
840	Reg. S, 7.375%, 12/01/19	848
1,155	Reg. S, 7.650%, 06/15/35	1,037
8,350	Reg. S, 7.750%, 01/24/23	8,360
1,574	Reg. S, 8.250%, 04/10/32	1,529

		16,402

	Gabon — 0.4%
	Gabonese Republic,
2,575	Reg. S, 6.375%, 12/12/24	2,198
3,360	Reg. S, 6.950%, 06/16/25	2,886

		5,084

	Ghana — 0.3%
	Republic of Ghana,
2,740	Reg. S, 7.875%, 08/07/23	2,329
2,325	Reg. S, 8.125%, 01/18/26	1,965

		4,294

	Guatemala — 0.6%
	Republic of Guatemala,
1,300	Reg. S, 4.875%, 02/13/28	1,259
5,600	Reg. S, 5.750%, 06/06/22	5,936

		7,195

	Honduras — 0.9%
	Republic of Honduras,
6,577	Reg. S, 7.500%, 03/15/24	6,988
3,970	Reg. S, 8.750%, 12/16/20	4,437

		11,425

	Hungary — 3.6%
1,600	Magyar Export-Import Bank Zrt, 5.500%, 02/12/18 (e)	1,694
	Republic of Hungary,
18,922	5.375%, 02/21/23	20,743
3,600	5.375%, 03/25/24	3,962
4,922	5.750%, 11/22/23	5,528
4,160	6.250%, 01/29/20	4,675
10,090	6.375%, 03/29/21	11,583

		48,185

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Indonesia — 2.8%
	Republic of Indonesia,
4,000	Reg. S, 3.375%, 04/15/23	3,730
8,400	Reg. S, 4.125%, 01/15/25	8,106
2,100	Reg. S, 4.875%, 05/05/21	2,174
1,321	Reg. S, 5.875%, 03/13/20	1,443
4,960	Reg. S, 5.875%, 01/15/24	5,369
1,885	Reg. S, 6.750%, 01/15/44	2,055
3,644	Reg. S, 7.750%, 01/17/38	4,332
5,545	Reg. S, 8.500%, 10/12/35	7,042
2,525	Reg. S, 11.625%, 03/04/19	3,194

		37,445

	Ivory Coast — 1.2%
	Republic of Ivory Coast,
3,350	Reg. S, 5.375%, 07/23/24	3,015
3,300	Reg. S, 6.375%, 03/03/28	3,059
10,875	Reg. S, SUB, 5.750%, 12/31/32	9,744

		15,818

	Jamaica — 1.4%
	Jamaica Government International Bond,
3,500	6.750%, 04/28/28	3,544
1,010	7.625%, 07/09/25	1,097
3,400	7.875%, 07/28/45	3,417
3,442	8.000%, 06/24/19	3,748
320	8.000%, 03/15/39	343
5,150	9.250%, 10/17/25	6,103
399	10.625%, 06/20/17	435

		18,687

	Jordan — 0.2%
2,650	Kingdom of Jordan, 6.125%, 01/29/26 (e)	2,699

	Kazakhstan — 1.4%
	Republic of Kazakhstan,
13,390	5.125%, 07/21/25 (e)	13,578
2,150	Reg. S, 3.875%, 10/14/24	2,040
500	Reg. S, 4.875%, 10/14/44	429
2,900	Reg. S, 6.500%, 07/21/45	2,942

		18,989

	Kenya — 0.2%
2,550	Republic of Kenya, Reg. S, 6.875%, 06/24/24	2,317

	Lebanon — 3.0%
	Republic of Lebanon,
1,580	5.450%, 11/28/19	1,534
12,120	6.375%, 03/09/20	12,105
4,870	9.000%, 03/20/17	5,077
9,170	Reg. S, 6.600%, 11/27/26	8,895
10,640	Reg. S, 8.250%, 04/12/21	11,358

		38,969

	Lithuania — 1.4%
	Republic of Lithuania,
3,600	Reg. S, 6.125%, 03/09/21	4,172
7,675	Reg. S, 6.625%, 02/01/22	9,201
4,490	Reg. S, 7.375%, 02/11/20	5,347

		18,720

	Mexico — 2.0%
	United Mexican States,
2,750	3.600%, 01/30/25	2,714
5,560	3.625%, 03/15/22	5,616
3,410	4.000%, 10/02/23	3,478
1,550	4.750%, 03/08/44	1,457
12,700	5.550%, 01/21/45	13,335

		26,600

	Mongolia — 0.3%
4,500	Mongolia Government International Bond, Reg. S, 5.125%, 12/05/22	3,628

	Morocco — 0.3%
	Kingdom of Morocco,
1,450	Reg. S, 4.250%, 12/11/22	1,425
3,090	Reg. S, 5.500%, 12/11/42	2,978

		4,403

	Namibia — 0.4%
	Republic of Namibia,
3,290	5.250%, 10/29/25 (e)	3,195
1,600	Reg. S, 5.500%, 11/03/21	1,640

		4,835

	Netherlands — 0.4%
5,552	Republic of Angola Via Northern Lights III B.V., Reg. S, 7.000%, 08/16/19	5,489

	Pakistan — 1.3%
	Republic of Pakistan,
5,712	Reg. S, 6.875%, 06/01/17	5,872
2,650	Reg. S, 7.250%, 04/15/19	2,716
8,580	Reg. S, 8.250%, 04/15/24	8,878

		17,466

	Panama — 2.6%
	Republic of Panama,
1,190	3.750%, 03/16/25	1,172
6,300	4.000%, 09/22/24	6,347
4,930	4.300%, 04/29/53	4,265

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Panama –– continued
4,000	6.700%, 01/26/36	4,850
1,700	7.125%, 01/29/26	2,140
6,490	8.875%, 09/30/27	9,045
4,000	9.375%, 04/01/29	5,825

		33,644

	Paraguay — 0.7%
	Republic of Paraguay,
5,050	Reg. S, 4.625%, 01/25/23	4,962
3,730	Reg. S, 6.100%, 08/11/44	3,660

		8,622

	Peru — 2.3%
	Republic of Peru,
3,310	4.125%, 08/25/27	3,293
4,875	5.625%, 11/18/50	5,149
10,800	6.550%, 03/14/37	12,812
2,000	7.350%, 07/21/25	2,543
4,710	8.750%, 11/21/33	6,759

		30,556

	Philippines — 2.9%
	Republic of Philippines,
4,380	4.200%, 01/21/24	4,769
1,540	6.500%, 01/20/20	1,804
13,125	7.750%, 01/14/31	18,522
1,100	9.500%, 02/02/30	1,745
6,875	10.625%, 03/16/25	10,854

		37,694

	Poland — 2.0%
	Republic of Poland,
3,665	3.000%, 03/17/23	3,656
8,740	4.000%, 01/22/24	9,251
9,640	5.000%, 03/23/22	10,748
2,350	5.125%, 04/21/21	2,632

		26,287

	Romania — 2.1%
	Republic of Romania,
EUR 2,211	3.875%, 10/29/35 (e)	2,411
4,250	Reg. S, 4.375%, 08/22/23	4,473
8,176	Reg. S, 4.875%, 01/22/24	8,861
7,110	Reg. S, 6.125%, 01/22/44	8,363
3,366	Reg. S, 6.750%, 02/07/22	3,982

		28,090

	Russia — 3.6%
	Russian Federation,
11,000	Reg. S, 3.500%, 01/16/19	11,083
7,200	Reg. S, 4.500%, 04/04/22	7,405
1,800	Reg. S, 4.875%, 09/16/23	1,877
14,700	Reg. S, 5.000%, 04/29/20	15,398
2,000	Reg. S, 5.625%, 04/04/42	1,990
2,600	Reg. S, 5.875%, 09/16/43	2,648
1,290	Reg. S, 11.000%, 07/24/18	1,537
5,273	Reg. S, SUB, 7.500%, 03/31/30	6,243

		48,181

	Senegal — 0.2%
3,250	Republic of Senegal, Reg. S, 6.250%, 07/30/24	3,002

	Serbia — 2.9%
	Republic of Serbia,
5,265	5.250%, 11/21/17 (e)	5,469
850	5.875%, 12/03/18 (e)	901
6,410	Reg. S, 4.875%, 02/25/20	6,594
21,660	Reg. S, 7.250%, 09/28/21	24,746
764	Reg. S, SUB, 6.750%, 11/01/24	780

		38,490

	South Africa — 2.3%
	Republic of South Africa,
5,928	4.665%, 01/17/24	5,967
2,000	5.375%, 07/24/44	1,923
8,805	5.500%, 03/09/20	9,364
9,150	5.875%, 09/16/25	9,868
3,000	6.875%, 05/27/19	3,309

		30,431

	Sri Lanka — 1.2%
	Republic of Sri Lanka,
690	6.000%, 01/14/19 (e)	691
4,300	Reg. S, 5.875%, 07/25/22	4,090
884	Reg. S, 6.250%, 10/04/20	880
10,260	Reg. S, 6.250%, 07/27/21	10,080

		15,741

	Tanzania — 0.1%
1,860	Republic of Tanzania, Reg. S, VAR, 6.538%, 03/09/20	1,809

	Turkey — 4.5%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,030
	Republic of Turkey,
3,400	4.250%, 04/14/26	3,217
3,915	4.875%, 04/16/43	3,437
4,560	5.625%, 03/30/21	4,852
9,045	5.750%, 03/22/24	9,628
550	6.000%, 01/14/41	563
3,280	6.250%, 09/26/22	3,601
2,100	6.750%, 04/03/18	2,270

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Turkey –– continued
2,155	6.875%, 03/17/36	2,419
3,000	7.000%, 03/11/19	3,308
4,329	7.000%, 06/05/20	4,859
10,050	7.375%, 02/05/25	11,854
1,205	7.500%, 07/14/17	1,295
1,272	7.500%, 11/07/19	1,441
4,200	8.000%, 02/14/34	5,261

		59,035

	Ukraine — 2.9%
	Republic of Ukraine,
1,020	7.750%, 09/01/19 (e)	996
15,450	7.750%, 09/01/20 (e)	14,963
3,831	7.750%, 09/01/21 (e)	3,666
3,831	7.750%, 09/01/22 (e)	3,639
1,700	7.750%, 09/01/23 (e)	1,607
1,800	7.750%, 09/01/24 (e)	1,693
1,700	7.750%, 09/01/25 (e)	1,590
3,900	7.750%, 09/01/26 (e)	3,627
3,726	7.750%, 09/01/27 (e)	3,450
6,919	VAR, 0.000%, 05/31/40 (e)	3,245

		38,476

	United Arab Emirates — 0.0% (g)
408	Government of Dubai, Reg. S, 5.250%, 01/30/43	349

	United Kingdom — 0.1%
1,743	Ukreximbank Via Biz Finance plc, Reg. S, 9.750%, 01/22/25	1,593

	Uruguay — 2.3%
	Republic of Uruguay,
2,920	4.375%, 10/27/27	2,891
13,429	5.100%, 06/18/50	11,952
3,648	7.625%, 03/21/36	4,588
8,607	7.875% (cash), 01/15/33 (v)	10,908

		30,339

	Venezuela — 1.1%
	Republic of Venezuela,
5,750	9.375%, 01/13/34	2,429
15,905	Reg. S, 7.000%, 03/31/38	6,203
5,450	Reg. S, 9.000%, 05/07/23	2,275
7,948	Reg. S, 9.250%, 05/07/28	3,338
1,496	Reg. S, 11.950%, 08/05/31	720

		14,965

	Vietnam — 0.4%
	Republic of Vietnam,
5,138	Reg. S, 4.800%, 11/19/24	4,958
799	Reg. S, 6.750%, 01/29/20	880

		5,838

	Zambia — 0.5%
	Republic of Zambia,
6,464	8.970%, 07/30/27 (e)	5,559
1,285	Reg. S, 8.500%, 04/14/24	1,110

		6,669

	Total Foreign Government Securities (Cost $1,037,433)	1,018,640

Short-Term Investments — 6.1%
	U.S. Treasury Obligation — 0.0% (g)
550	U.S. Treasury Bill, 0.284%, 05/05/16 (k) (n)	549

SHARES
	Investment Company — 6.1%
80,100	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l)	80,100

	Total Short-Term Investments (Cost $80,649)	80,649

	Total Investments — 98.7% (Cost $1,332,355)	1,306,327
	Other Assets in Excess of Liabilities — 1.3%	17,330

	NET ASSETS — 100.0%	$1,323,657

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
66	U.S. Treasury Long Bond	03/21/16	USD	10,164	32
594	5 Year U.S. Treasury Note	03/31/16	USD	70,496	107
	Short Futures Outstanding
(467)	10 Year U.S. Treasury Note	03/21/16	USD	(59,047)	(81)

					58

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
25,110	BRL	BNP Paribas†	12/15/15	6,389	6,463	74
43,820	BRL	Deutsche Bank AG†	12/15/15	11,215	11,279	64
4,442,122	CLP	Goldman Sachs International†	12/15/15	6,324	6,243	(81)
4,037,837	CLP	HSBC Bank, N.A.†	12/15/15	5,814	5,674	(140)
322,996	CZK	Societe Generale	12/15/15	12,982	12,629	(353)
11,309	EUR	Credit Suisse International	12/15/15	12,905	11,953	(952)
5,150	EUR	Morgan Stanley	12/15/15	5,746	5,443	(303)
4,184	GBP	Credit Suisse International	12/15/15	6,374	6,301	(73)
8,335	GBP	HSBC Bank, N.A.	12/15/15	12,879	12,554	(325)
15,145	GBP	Morgan Stanley	12/15/15	23,049	22,811	(238)
1,499	GBP	Royal Bank of Canada	12/15/15	2,293	2,258	(35)
106,413	MXN	Citibank, N.A.	12/15/15	6,363	6,413	50
107,964	MXN	Deutsche Bank AG	12/15/15	6,502	6,506	4
131,255	MXN	Deutsche Bank AG	12/30/15	7,643	7,901	258
259,378	PHP	Goldman Sachs International†	12/15/15	5,571	5,494	(77)
48,511	PLN	HSBC Bank, N.A.	12/15/15	12,991	12,000	(991)
16,995	PLN	Societe Generale	12/15/15	4,469	4,204	(265)
17,816	SGD	BNP Paribas	12/15/15	12,761	12,624	(137)
9,122	SGD	Credit Suisse International	12/15/15	6,512	6,464	(48)
16,122	SGD	TD Bank Financial Group	12/15/15	11,571	11,425	(146)
18,501	TRY	Goldman Sachs International	12/15/15	6,418	6,325	(93)
55,392	TRY	HSBC Bank, N.A.	12/15/15	18,558	18,937	379
91,562	ZAR	Citibank, N.A.	12/15/15	6,590	6,318	(272)
352,659	ZAR	HSBC Bank, N.A.	12/15/15	25,733	24,335	(1,398)

				237,652	232,554	(5,098)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
44,162	BRL	Deutsche Bank AG†	12/15/15	11,503	11,367	136
24,768	BRL	HSBC Bank, N.A.†	12/15/15	6,441	6,375	66
8,589	CAD	Royal Bank of Canada	12/15/15	6,447	6,431	16
8,640	CAD	TD Bank Financial Group	12/15/15	6,485	6,470	15
4,037,837	CLP	Credit Suisse International†	12/15/15	5,782	5,674	108
4,442,122	CLP	Deutsche Bank AG†	12/15/15	6,405	6,243	162

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,309	EUR	Royal Bank of Canada	12/15/15	12,642	11,952	690
17,091	EUR	Societe Generale	12/15/15	18,727	18,064	663
2,194	EUR	Goldman Sachs International	12/30/15	2,425	2,321	104
8,335	GBP	BNP Paribas	12/15/15	12,873	12,554	319
16,672	GBP	Credit Suisse International	12/15/15	25,621	25,110	511
4,157	GBP	State Street Bank & Trust	12/15/15	6,378	6,261	117
14,646,810	KRW	HSBC Bank, N.A.†	12/15/15	12,909	12,621	288
107,964	MXN	Deutsche Bank AG	12/15/15	6,443	6,506	(63)
106,413	MXN	TD Bank Financial Group	12/15/15	6,455	6,413	42
116,800	MXN	Barclays Bank plc	12/30/15	6,905	7,031	(126)
14,455	MXN	Deutsche Bank AG	12/31/15	864	870	(6)
259,378	PHP	HSBC Bank, N.A.†	12/15/15	5,491	5,494	(3)
65,506	PLN	Goldman Sachs International	12/15/15	17,192	16,204	988
8,821	SGD	BNP Paribas	12/15/15	6,401	6,251	150
9,122	SGD	Citibank, N.A.	12/15/15	6,392	6,464	(72)
8,994	SGD	Goldman Sachs International	12/15/15	6,443	6,373	70
16,122	SGD	HSBC Bank, N.A.	12/15/15	11,335	11,425	(90)
19,939	TRY	HSBC Bank, N.A.	12/15/15	6,372	6,816	(444)
16,996	TRY	State Street Bank & Trust	12/15/15	5,527	5,811	(284)
90,874	ZAR	Goldman Sachs International	12/15/15	6,372	6,271	101
28,908	ZAR	Merrill Lynch International	12/15/15	2,045	1,995	50
149,914	ZAR	Morgan Stanley	12/15/15	10,813	10,344	469
357,716	ZAR	Societe Generale	12/15/15	25,786	24,684	1,102

				265,474	260,395	5,079

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
GBP	—	British Pound
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for future contracts or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
†	—	Non-deliverable forward.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,886
Aggregate gross unrealized depreciation	(42,914)

Net unrealized appreciation/depreciation	$(26,028)

Federal income tax cost of investments	$1,332,355

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$80,100	1,226,227	—	$1,306,327

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,996	$—	$6,996
Futures Contracts	139	—	—	139

Total Appreciation in Other Financial Instruments	$139	$6,996	$—	$7,135

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,015)	$—	$(7,015)
Futures Contracts	(81)	—	—	(81)

Total Depreciation in Other Financial Instruments	$(81)	$(7,015)	$—	$(7,096)

(a) All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOIs for country or industry specifics of portfolio holdings.

There were no transfers among any levels during period ended November 30, 2015.

B . Derivatives — The Fund used instruments including futures and forward foreign currency exchange contracts in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 75.9%
	Federal Farm Credit Bank — 10.3%
4,503	DN, 0.070%, 12/21/15 (n)	4,503
25,000	DN, 0.180%, 12/07/15 (n)	24,999
50,000	DN, 0.180%, 12/11/15 (n)	49,998
42,131	DN, 0.190%, 12/01/15 (n)	42,131
45,000	VAR, 0.163%, 12/06/15	44,995
100,000	VAR, 0.170%, 12/01/15	100,000
20,000	VAR, 0.183%, 12/01/15	19,997
22,000	VAR, 0.198%, 12/21/15	21,992
20,000	VAR, 0.198%, 12/30/15	20,000
25,000	VAR, 0.199%, 12/18/15	25,001
40,000	VAR, 0.203%, 12/30/15	39,999
22,000	VAR, 0.221%, 12/25/15	21,992
24,000	VAR, 0.233%, 12/29/15	23,996
25,000	VAR, 0.258%, 12/28/15	24,993

		464,596

	Federal Home Loan Bank — 65.6%
25,000	0.210%, 02/08/16	24,998
25,000	0.360%, 06/21/16	24,997
25,000	0.400%, 07/08/16	24,998
45,645	DN, 0.071%, 12/18/15 (n)	45,643
66,488	DN, 0.071%, 12/23/15 (n)	66,485
194,000	DN, 0.090%, 12/30/15 (n)	193,986
257,700	DN, 0.109%, 01/05/16 (n)	257,673
150,000	DN, 0.129%, 01/06/16 (n)	149,981
108,800	DN, 0.130%, 01/15/16 (n)	108,782
75,000	DN, 0.130%, 02/05/16 (n)	74,982
202,200	DN, 0.131%, 01/08/16 (n)	202,172
287,000	DN, 0.139%, 01/22/16 (n)	286,942
25,000	DN, 0.140%, 12/10/15 (n)	24,999
181,000	DN, 0.159%, 02/22/16 (n)	180,934
50,000	DN, 0.165%, 01/04/16 (n)	49,992
55,000	DN, 0.170%, 01/20/16 (n)	54,987
100,000	DN, 0.170%, 01/27/16 (n)	99,973
100,000	DN, 0.180%, 03/01/16 (n)	99,954
100,000	DN, 0.180%, 03/16/16 (n)	99,947
22,417	DN, 0.185%, 02/08/16 (n)	22,409
80,000	DN, 0.200%, 12/02/15 (n)	80,000
155,700	DN, 0.203%, 12/09/15 (n)	155,693
86,000	DN, 0.225%, 12/11/15 (n)	85,995
190,000	DN, 0.225%, 02/10/16 (n)	189,916
35,000	DN, 0.250%, 04/22/16 (n)	34,965
48,684	DN, 0.265%, 02/19/16 (n)	48,655
100,000	DN, 0.270%, 02/24/16 (n)	99,936
50,000	DN, 0.270%, 03/24/16 (n)	49,957
45,000	VAR, 0.147%, 12/05/15	45,000
14,000	VAR, 0.168%, 12/17/15	14,000
25,000	VAR, 0.187%, 12/15/15	25,000
25,000	VAR, 0.226%, 12/08/15	24,995

		2,948,946

	Total U.S. Government Agency Securities (Cost $3,413,542)	3,413,542

U.S. Treasury Obligations — 23.9%
	U.S. Treasury Bills — 8.7% (n)
33,868	0.050%, 12/03/15	33,868
175,000	0.070%, 01/07/16	174,987
34,258	0.075%, 12/10/15	34,257
100,000	0.118%, 12/24/15	99,993
50,000	0.143%, 01/28/16	49,989

		393,094

	U.S. Treasury Notes — 15.2%
165,000	0.250%, 12/31/15	165,028
32,000	0.375%, 01/15/16	32,002
60,000	0.375%, 03/31/16	60,022
25,000	0.625%, 07/15/16	25,021
225,000	2.125%, 12/31/15	225,381
25,000	3.250%, 06/30/16	25,405
150,000	VAR, 0.224%, 12/01/15	149,989

		682,848

	Total U.S. Treasury Obligations (Cost $1,075,942)	1,075,942

	Total Investments — 99.8% (Cost $4,489,484)*	4,489,484
	Other Assets in Excess of Liabilities — 0.2%	9,320

	NET ASSETS — 100.0%	$4,498,804

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,489,484	$—	$4,489,484

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 11.2%
250,789	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	251,956
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	416,958
76,822	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	74,904
233,921	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	230,763
296,000	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class ET2, 5.926%, 02/18/48 (e)	296,571
222,969	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	221,640
128,000	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	124,427
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	100,340
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	99,023
250,000	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	246,043
250,000	Progreso Receivables Funding LLC, Series 2015-B, Class B, 5.000%, 07/28/20 (e)	250,000
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,782
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	272,624
305,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	300,892
96,964	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	96,779

	Total Asset-Backed Securities (Cost $3,132,215)	3,106,702

Collateralized Mortgage Obligations — 20.0%
	Agency CMO — 15.3%
	Federal Home Loan Mortgage Corp. REMIC,
466,257	Series 3907, Class SW, IF, IO, 6.453%, 07/15/26	78,777
803,083	Series 3926, Class MS, IF, IO, 6.553%, 11/15/25	88,356
518,327	Series 3958, Class MS, IF, IO, 6.503%, 08/15/26	79,118
476,095	Series 4033, Class EB, 2.000%, 10/15/36	470,050
282,019	Series 4050, Class ED, 2.000%, 02/15/39	278,908
387,585	Series 4091, Class ES, IF, IO, 6.353%, 08/15/42	96,416
265,445	Series 4091, Class TS, IF, IO, 6.353%, 08/15/42	69,509
445,658	Series 4116, Class LS, IF, IO, 6.003%, 10/15/42	102,008
582,226	Series 4245, Class AS, IF IO, 5.803%, 08/15/43	128,818
	Federal Home Loan Mortgage Corp. STRIPS,
573,457	Series 311, Class S1, IF, IO, 5.753%, 08/15/43	124,585
540,356	Series 312, Class S1, IF, IO, 5.753%, 09/15/43	128,376
418,358	Series 326, Class S1, IF, IO, 5.803%, 03/15/44	98,631
	Federal National Mortgage Association REMIC,
553,167	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	82,450
335,000	Series 2010-136, Class CX, 4.000%, 08/25/39	363,250
285,205	Series 2011-124, Class CP, 2.250%, 12/25/40	282,879
495,632	Series 2012-9, Class SM, IF, IO, 6.479%, 12/25/26	78,870
465,634	Series 2012-64, Class ES, IF, IO, 5.779%, 06/25/42	97,440
458,495	Series 2012-93, Class SK, IF, IO, 5.829%, 09/25/42	104,048
525,971	Series 2012-133, Class HS, IF IO, 5.929%, 12/25/42	122,954
678,422	Series 2012-135, Class SA, IF, IO, 5.979%, 11/25/39	112,443
648,307	Series 2012-144, Class SK, IF, IO, 5.879%, 01/25/43	165,592
464,516	Series 2013-116, Class SC, IF, IO, 5.979%, 04/25/33	75,172
	Government National Mortgage Association,
433,000	Series 2014-58, Class EP, 4.000%, 04/20/44	471,128
453,323	Series 2014-117, Class SG, IF, IO, 5.993%, 08/20/44	92,743
426,068	Series 2014-131, Class AS, IF, IO, 5.993%, 09/20/44	97,016
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	271,704
414,336	Series 2014-161, Class PS, IF, IO, 5.393%, 11/20/44	87,328

		4,248,569

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — 4.7%
	Alternative Loan Trust,
77,494	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	79,416
50,546	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	51,237
68,047	Series 2005-23CB, Class A7, 5.250%, 07/25/35	65,665
183,653	Series 2005-23CB, Class A16, 5.500%, 07/25/35	182,833
19,450	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	18,634
250,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.821%, 04/25/24	235,527
164,183	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	169,810
247,337	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	195,495
16,627	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	17,037
114,720	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	118,973
	Wells Fargo Mortgage-Backed Securities Trust,
120,340	Series 2005-14, Class 1A1, 5.500%, 12/25/35	125,203
35,578	Series 2007-14, Class 1A1, 6.000%, 10/25/37	36,124

		1,295,954

	Total Collateralized Mortgage Obligations (Cost $5,526,544)	5,544,523

Commercial Mortgage-Backed Securities — 11.3%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	248,077
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.599%, 08/15/31 (e)	99,265
100,000	Banc of America Commercial Mortgage Trust, Series 2007-3, Class B, VAR, 5.730%, 06/10/49	97,445
	Bear Stearns Commercial Mortgage Securities Trust,
282,000	Series 2007-PW16, Class AJ, VAR, 5.912%, 06/11/40	287,180
95,000	Series 2007-PW17, Class AJ, VAR, 6.078%, 06/11/50	94,352
125,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.644%, 02/15/39	124,878
95,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	95,064
170,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.097%, 07/15/44	173,833
	LB-UBS Commercial Mortgage Trust,
200,000	Series 2007-C1, Class B, 5.514%, 02/15/40	201,786
155,000	Series 2007-C6, Class AJ, VAR, 6.324%, 07/15/40	158,780
	Morgan Stanley Capital I Trust,
170,000	Series 2005-HQ7, Class D, VAR, 5.387%, 11/14/42	169,891
250,000	Series 2006-HQ8, Class B, VAR, 5.689%, 03/12/44	248,983
135,000	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	133,827
110,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	111,396
	Wachovia Bank Commercial Mortgage Trust,
120,000	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	120,442
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	251,338
120,000	Series 2007-C33, Class AJ, VAR, 6.150%, 02/15/51	122,558
250,000	Series 2007-C33, Class B, VAR, 6.150%, 02/15/51	248,486
140,000	Series 2007-C33, Class C, VAR, 6.150%, 02/15/51	136,952

	Total Commercial Mortgage-Backed Securities (Cost $3,177,116)	3,124,533

Convertible Bond — 0.3%
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
80,000	Whiting Petroleum Corp., 1.250%, 04/01/20 (Cost $69,434) (e)	70,400

Corporate Bonds — 42.0%
	Consumer Discretionary — 11.4%
	Auto Components — 1.5%
75,000	Dana Holding Corp., 6.000%, 09/15/23	76,594
35,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	35,547

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Auto Components — continued
60,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	62,700
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	200,500
70,000	UCI International, Inc., 8.625%, 02/15/19	35,000

		410,341

	Automobiles — 0.5%
120,000	General Motors Co., 6.250%, 10/02/43	129,221

	Diversified Consumer Services — 0.5%
120,000	Service Corp. International, 7.500%, 04/01/27	139,800

	Hotels, Restaurants & Leisure — 1.0%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	63,050
25,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	24,688
	MGM Resorts International,
5,000	6.000%, 03/15/23	4,953
100,000	7.750%, 03/15/22	107,250
20,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	19,800
40,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	42,000
5,000	Station Casinos LLC, 7.500%, 03/01/21	5,300
10,000	Viking Cruises Ltd., (Bermuda), 6.250%, 05/15/25 (e)	9,400
10,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	8,950

		285,391

	Household Durables — 0.4%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	57,750
20,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	18,800
25,000	Meritage Homes Corp., 7.000%, 04/01/22	26,562

		103,112

	Media — 6.1%
200,000	Altice Luxembourg S.A., (Luxembourg), 7.750%, 05/15/22 (e)	187,000
30,000	AMC Entertainment, Inc., 5.750%, 06/15/25	30,225
21,000	Cablevision Systems Corp., 8.000%, 04/15/20	19,845
	CCO Safari II LLC,
4,000	4.464%, 07/23/22 (e)	4,045
3,000	4.908%, 07/23/25 (e)	3,046
291,000	6.384%, 10/23/35 (e)	301,251
165,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	160,050
120,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	114,698
172,000	DISH DBS Corp., 5.875%, 11/15/24	153,940
25,000	Gray Television, Inc., 7.500%, 10/01/20	25,937
40,000	iHeartCommunications, Inc., 9.000%, 12/15/19	29,000
140,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	135,800
200,000	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e)	197,500
	Regal Entertainment Group,
23,000	5.750%, 03/15/22	23,345
30,000	5.750%, 02/01/25	29,250
	Sinclair Television Group, Inc.,
50,000	5.375%, 04/01/21	50,250
55,000	6.125%, 10/01/22	56,513
78,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	80,633
30,000	Tribune Media Co., 5.875%, 07/15/22 (e)	30,000
10,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	10,100
	WMG Acquisition Corp.,
35,000	5.625%, 04/15/22 (e)	34,300
30,000	6.750%, 04/15/22 (e)	26,625

		1,703,353

	Multiline Retail — 0.4%
110,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	98,175

	Specialty Retail — 1.0%
34,000	Caleres, Inc., 6.250%, 08/15/23	33,660
35,000	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	26,425
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	31,850
50,000	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	51,375
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	26,125
100,000	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	104,250

		273,685

	Total Consumer Discretionary	3,143,078

	Consumer Staples — 4.1%
	Beverages — 0.1%
25,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	28,375

	Food & Staples Retailing — 1.0%
21,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	22,392

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — continued
40,000	New Albertsons, Inc., 8.000%, 05/01/31	38,800
40,000	SUPERVALU, Inc., 7.750%, 11/15/22	37,200
205,000	Tesco plc, (United Kingdom), 6.150%, 11/15/37 (e)	184,009

		282,401

	Food Products — 1.4%
	JBS USA LLC/JBS USA Finance, Inc.,
25,000	5.875%, 07/15/24 (e)	24,625
25,000	7.250%, 06/01/21 (e)	25,936
127,000	Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)	132,158
	Post Holdings, Inc.,
31,000	6.750%, 12/01/21 (e)	31,465
95,000	7.375%, 02/15/22	98,889
	Smithfield Foods, Inc.,
25,000	5.875%, 08/01/21 (e)	25,812
25,000	6.625%, 08/15/22	26,500
30,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	30,788

		396,173

	Household Products — 0.4%
67,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	64,990
25,000	Spectrum Brands, Inc., 6.625%, 11/15/22	26,688

		91,678

	Personal Products — 0.2%
60,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	59,400

	Tobacco — 1.0%
65,000	Altria Group, Inc., 5.375%, 01/31/44	69,984
190,000	Reynolds American, Inc., 5.850%, 08/15/45	212,438

		282,422

	Total Consumer Staples	1,140,449

	Energy — 2.9%
	Energy Equipment & Services — 0.2%
25,000	Drill Rigs Holdings, Inc., 6.500%, 10/01/17 (e)	17,312
20,000	Pioneer Energy Services Corp., 6.125%, 03/15/22	11,300
17,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	14,620
25,000	Unit Corp., 6.625%, 05/15/21	19,375

		62,607

	Oil, Gas & Consumable Fuels — 2.7%
25,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	22,250
9,000	California Resources Corp., 5.000%, 01/15/20	5,737
25,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	21,375
25,000	Energy Transfer Equity LP, 5.875%, 01/15/24	23,125
85,000	Energy Transfer Partners LP, 6.500%, 02/01/42	75,749
	EP Energy LLC/Everest Acquisition Finance, Inc.,
47,000	7.750%, 09/01/22	36,895
50,000	9.375%, 05/01/20	42,500
65,000	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	42,250
25,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	23,250
	Halcon Resources Corp.,
30,000	8.625%, 02/01/20 (e)	23,625
16,000	13.000%, 02/15/22 (e)	7,400
10,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	10,200
105,000	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	96,649
60,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 8.000%, 12/01/20	27,600
35,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	31,041
60,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	49,800
8,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	7,480
18,000	QEP Resources, Inc., 5.375%, 10/01/22	16,200
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	33,228
49,000	SM Energy Co., 6.500%, 01/01/23	46,918
31,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	11,160
75,000	Williams Partners LP, 5.800%, 11/15/43	59,062
	WPX Energy, Inc.,
15,000	5.250%, 09/15/24	12,413
24,000	6.000%, 01/15/22	20,340

		746,247

	Total Energy	808,854

	Financials — 4.1%
	Banks — 1.3%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	226,000

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	152,474

		378,474

	Consumer Finance — 0.2%
50,000	Ally Financial, Inc., 8.000%, 11/01/31	59,625

	Diversified Financial Services — 0.5%
110,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	110,825
25,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	22,250

		133,075

	Insurance — 1.4%
110,000	American International Group, Inc., 6.250%, 03/15/37	120,175
52,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	60,840
140,000	MetLife, Inc., 6.400%, 12/15/36	154,175
35,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	33,600
25,000	USI, Inc., 7.750%, 01/15/21 (e)	24,500

		393,290

	Real Estate Investment Trusts (REITs) — 0.4%
30,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	26,700
10,000	Crown Castle International Corp., 5.250%, 01/15/23	10,362
25,000	FelCor Lodging LP, 6.000%, 06/01/25	25,750
50,000	GEO Group, Inc. (The), 6.625%, 02/15/21	50,813

		113,625

	Real Estate Management & Development — 0.1%
20,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	19,450

	Thrifts & Mortgage Finance — 0.2%
50,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	48,312

	Total Financials	1,145,851

	Health Care — 3.3%
	Health Care Equipment & Supplies — 0.5%
25,000	Alere, Inc., 6.375%, 07/01/23 (e)	25,313
60,000	Becton, Dickinson and Co., 4.685%, 12/15/44	60,895
9,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	7,470
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
5,000	4.875%, 04/15/20 (e)	4,525
5,000	5.500%, 04/15/25 (e)	4,237
23,000	5.625%, 10/15/23 (e)	19,838
25,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	25,031

		147,309

	Health Care Providers & Services — 1.8%
15,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	14,700
15,000	Amsurg Corp., 5.625%, 07/15/22	14,738
42,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	40,635
	HCA, Inc.,
75,000	5.875%, 02/15/26	76,031
28,000	7.500%, 02/15/22	31,290
50,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	47,000
75,000	Kindred Healthcare, Inc., 8.000%, 01/15/20	70,125
43,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	43,430
	Tenet Healthcare Corp.,
19,000	6.750%, 06/15/23	17,765
141,000	8.125%, 04/01/22	140,559

		496,273

	Pharmaceuticals — 1.0%
145,000	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	144,561
25,000	Concordia Healthcare Corp., (Canada), 9.500%, 10/21/22 (e)	24,312
	Valeant Pharmaceuticals International, Inc., (Canada),
25,000	5.500%, 03/01/23 (e)	21,438
100,000	7.250%, 07/15/22 (e)	90,500

		280,811

	Total Health Care	924,393

	Industrials — 3.0%
	Aerospace & Defense — 0.2%
25,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	22,109
47,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	32,900

		55,009

	Airlines — 0.1%
22,442	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	23,564

	Building Products — 0.2%
25,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	26,375
25,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	23,625

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — continued

		50,000

	Commercial Services & Supplies — 0.8%
5,000	ACCO Brands Corp., 6.750%, 04/30/20	5,225
35,000	ADT Corp. (The), 6.250%, 10/15/21	36,575
25,000	Aramark Services, Inc., 5.750%, 03/15/20	26,000
25,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	25,125
10,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	9,825
135,000	New York University, 4.142%, 07/01/48	127,021
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,725

		237,496

	Construction & Engineering — 0.1%
50,000	MasTec, Inc., 4.875%, 03/15/23	42,250

	Machinery — 0.4%
25,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	22,688
10,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	9,950
75,000	Terex Corp., 6.000%, 05/15/21	73,136

		105,774

	Marine — 0.1%
15,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	11,250
10,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	8,000
10,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	5,400

		24,650

	Road & Rail — 0.7%
30,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 03/15/25 (e)	28,875
100,000	Hertz Corp. (The), 6.250%, 10/15/22	104,000
60,000	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	52,800

		185,675

	Trading Companies & Distributors — 0.4%
25,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	25,063
25,000	HD Supply, Inc., 7.500%, 07/15/20	26,375
60,000	United Rentals North America, Inc., 6.125%, 06/15/23	62,550

		113,988

	Total Industrials	838,406

	Information Technology — 3.2%
	Communications Equipment — 1.0%
50,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	51,250
65,000	Aspect Software, Inc., 10.625%, 05/15/17	54,275
110,000	Avaya, Inc., 7.000%, 04/01/19 (e)	86,625
75,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	71,812

		263,962

	Electronic Equipment, Instruments & Components — 0.5%
125,000	Zebra Technologies Corp., 7.250%, 10/15/22	133,750

	IT Services — 0.7%
	First Data Corp.,
75,000	7.000%, 12/01/23 (e)	75,656
100,000	8.250%, 01/15/21 (e)	104,500

		180,156

	Semiconductors & Semiconductor Equipment — 0.6%
25,000	Advanced Micro Devices, Inc., 6.750%, 03/01/19	18,563
100,000	Amkor Technology, Inc., 6.375%, 10/01/22	96,500
	Micron Technology, Inc.,
45,000	5.500%, 02/01/25	41,737
25,000	5.625%, 01/15/26 (e)	22,969

		179,769

	Software — 0.4%
	Audatex North America, Inc.,
50,000	6.000%, 06/15/21 (e)	50,437
25,000	6.125%, 11/01/23 (e)	25,188
50,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	38,813

		114,438

	Total Information Technology	872,075

	Materials — 3.1%
	Chemicals — 1.0%
	Blue Cube Spinco, Inc.,
25,000	9.750%, 10/15/23 (e)	27,250
15,000	10.000%, 10/15/25 (e)	16,575
100,000	Hexion, Inc., 6.625%, 04/15/20	72,500
	Huntsman International LLC,
15,000	4.875%, 11/15/20	14,100
60,000	5.125%, 11/15/22 (e)	55,500
35,000	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	33,622

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
65,000	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	64,513

		284,060

	Construction Materials — 0.1%
25,000	Headwaters, Inc., 7.250%, 01/15/19	25,750

	Containers & Packaging — 0.7%
15,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 6.000%, 06/15/17 (e)	14,925
25,000	Cascades, Inc., (Canada), 5.750%, 07/15/23 (e)	23,875
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
50,000	5.750%, 10/15/20	51,250
100,000	9.000%, 04/15/19	101,500

		191,550

	Metals & Mining — 1.2%
35,000	Alcoa, Inc., 5.900%, 02/01/27	34,125
	ArcelorMittal, (Luxembourg),
75,000	6.500%, 03/01/21	65,438
48,000	7.250%, 02/25/22	42,330
150,000	Freeport-McMoRan, Inc., 5.450%, 03/15/43	94,125
65,000	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	46,800
40,000	Steel Dynamics, Inc., 5.500%, 10/01/24	38,200

		321,018

	Paper & Forest Products — 0.1%
25,000	Clearwater Paper Corp., 5.375%, 02/01/25 (e)	24,500

	Total Materials	846,878

	Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 4.4%
108,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 09/30/22	108,540
	Frontier Communications Corp.,
5,000	8.500%, 04/15/20	5,006
20,000	8.750%, 04/15/22	18,300
95,000	11.000%, 09/15/25 (e)	93,100
65,000	GCI, Inc., 6.750%, 06/01/21	66,787
	Intelsat Jackson Holdings S.A., (Luxembourg),
5,000	6.625%, 12/15/22	3,025
126,000	7.500%, 04/01/21	104,580
20,000	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	7,800
40,000	Level 3 Communications, Inc., 5.750%, 12/01/22	40,400
55,000	Level 3 Financing, Inc., 5.375%, 05/01/25 (e)	54,656
137,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	126,383
95,000	Sprint Capital Corp., 6.875%, 11/15/28	68,400
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	203,450
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	202,000
	Windstream Services LLC,
70,000	6.375%, 08/01/23	51,975
35,000	7.500%, 04/01/23	26,688
30,000	Zayo Group LLC/Zayo Capital, Inc., 6.375%, 05/15/25 (e)	28,650

		1,209,740

	Wireless Telecommunication Services — 0.9%
	Sprint Corp.,
95,000	7.625%, 02/15/25	74,634
65,000	7.875%, 09/15/23	52,325
	T-Mobile USA, Inc.,
65,000	6.500%, 01/15/24	65,488
75,000	6.500%, 01/15/26	74,906

		267,353

	Total Telecommunication Services	1,477,093

	Utilities — 1.6%
	Electric Utilities — 0.8%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	173,124
43,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	31,605

		204,729

	Independent Power & Renewable Electricity Producers — 0.8%
	AES Corp.,
35,000	5.500%, 03/15/24	31,892
25,000	VAR, 3.414%, 06/01/19	23,437
50,000	Calpine Corp., 6.000%, 01/15/22 (e)	51,875
35,000	Dynegy, Inc., 7.375%, 11/01/22	33,738
35,000	GenOn Energy, Inc., 9.500%, 10/15/18	30,975
35,000	NRG Energy, Inc., 6.250%, 05/01/24	31,675
25,000	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	22,562

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued

		226,154

	Total Utilities	430,883

	Total Corporate Bonds (Cost $12,418,261)	11,627,960

Foreign Government Securities — 2.5%
BRL 265,000	Brazil Notas do Tesouro Nacional, (Brazil), 10.000%, 01/01/17	67,632
100,000	Government of Dominican Republic, (Dominican Republic), Reg. S, 6.600%, 01/28/24	105,000
200,000	Provincia de Buenos Aires, (Argentina), 9.950%, 06/09/21 (e)	210,230
200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	174,500
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	143,926

	Total Foreign Government Securities (Cost $768,996)	701,288

Municipal Bonds — 1.4% (t)
	California — 0.9%
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	64,290
	University of California,
100,000	Series AN, Rev., 4.765%, 05/15/44	101,924
100,000	Series J, Rev., 4.131%, 05/15/45	97,699

		263,913

	Utah — 0.5%
100,000	Utah Transit Authority, Sales Tax, Rev., 5.937%, 06/15/39	127,057

	Total Municipal Bonds (Cost $390,668)	390,970

Preferred Securities — 5.9% (x)
	Financials — 5.9%
	Banks — 3.7%
200,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	215,000
50,000	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	50,281
50,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	49,187
250,000	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	247,200
200,000	Intesa Sanpaolo S.p.A., (Italy), VAR, 7.700%, 09/17/25 (e)	203,500
250,000	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	269,000

		1,034,168

	Capital Markets — 2.2%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	249,200
95,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	94,881
250,000	UBS Group AG, (Switzerland), VAR, 7.000%, 02/19/25	263,944

		608,025

	Total Preferred Securities (Cost $1,613,579)	1,642,193

NUMBER OF CONTRACTS
Options Purchased — 0.1%
	Put Options Purchased — 0.1%
48	10 Year U.S. Treasury Note, Expiring 12/24/15, at $126.00, American Style	22,500

	Total Options Purchased (Cost $24,101)	22,500

SHARES
Short-Term Investment — 3.3%
	Investment Company — 3.3%
922,605	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $922,605)	922,605

	Total Investments — 98.0% (Cost $28,043,519)	27,153,674
	Other Assets in Excess of Liabilities — 2.0% (c)	556,247

	NET ASSETS — 100.0%	$27,709,921

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	10 Year U.S. Treasury Note	03/21/16	USD	2,023,000	2,615
5	Ultra Long Term U.S. Treasury Bond	03/21/16	USD	792,188	4,951
2	5 Year U.S. Treasury Note	03/31/16	USD	237,359	339

					7,905

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	215,188	155,672	(59,516)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	211,575	155,671	55,904

OPTION WRITTEN

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note, American Style (Premiums received of $3,649.)	124.00	12/24/15	48	(3,000)

Credit Default Swaps - Buy Protection [1]

Centrally Cleared Credit Default Swaps - Buy Protection [1]
Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.244%	1,375,000	131,974	(127,616)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2015.
†	—	Non-deliverable forward.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,618
Aggregate gross unrealized depreciation	(1,114,463)

Net unrealized appreciation/depreciation	$(889,845)

Federal income tax cost of investments	$28,043,519

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values (NAV) per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$689,582	$2,417,120	$3,106,702
Collateralized Mortgage Obligations
Agency CMO	—	4,248,569	—	4,248,569
Non-Agency CMO	—	1,041,793	254,161	1,295,954

Total Collateralized Mortgage Obligations	—	5,290,362	254,161	5,544,523

Commercial Mortgage-Backed Securities	—	1,499,218	1,625,315	3,124,533
Convertible Bond
Energy	—	70,400	—	70,400
Corporate Bonds
Consumer Discretionary	—	3,143,078	—	3,143,078
Consumer Staples	—	1,140,449	—	1,140,449
Energy	—	808,854	—	808,854
Financials	—	1,145,851	—	1,145,851
Health Care	—	924,393	—	924,393
Industrials	—	833,006	5,400	838,406
Information Technology	—	872,075	—	872,075
Materials	—	846,878	—	846,878
Telecommunication Services	—	1,477,093	—	1,477,093
Utilities	—	430,883	—	430,883

Total Corporate Bonds	—	11,622,560	5,400	11,627,960

Foreign Government Securities	—	701,288	—	701,288
Municipal Bonds	—	390,970	—	390,970
Preferred Securities Financials	—	1,642,193	—	1,642,193

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased
Put Options Purchased	22,500	—	—	22,500
Short-Term Investment
Investment Company	922,605	—	—	922,605

Total Investments in Securities	$945,105	$21,906,573	$4,301,996	$27,153,674

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$55,904	$—	$55,904
Futures Contracts	7,905	—	—	7,905
Swaps	—	4	—	4

Total Appreciation in Other Financial Instruments	$7,905	$55,908	$—	$63,813

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(59,516)	$—	$(59,516)
Options Written Put Options Written	(3,000)	—	—	(3,000)

Total Depreciation in Other Financial Instruments	$(3,000)	$(59,516)	$—	$(62,516)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$1,788,957	$—	$(6,709)	$213	$1,203,104	$(568,445)	$—	$—	$2,417,120
Collateralized Mortgage Obligations - Non-Agency CMO	275,914	—	(10,821)	1,197	—	(12,129)	—	—	254,161
Commercial Mortgage-Backed Securities	1,407,672	—	(24,385)	(111)	242,139	—	—	—	1,625,315
Corporate Bonds - Industrials	24,971	—	(2,659)	71	7,988	—	—	(24,971)	5,400

	$3,497,514	$—	$(44,574)	$1,370	$1,453,231	$(580,574)	$—	$(24,971)	$4,301,996

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to $ (41,866).

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 11/30/15	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,440,423	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 9.00% (1.69%)
			Constant Default Rate	3.08% - 36.00% (17.11%)
			Yield (Discount Rate of Cash Flows)	3.65% - 5.89% (4.78%)

Asset-Backed Securities	1,440,423

	254,161	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 23.57% (10.99%)
			Constant Default Rate	0.00% - 0.79% (0.06%)
			Yield (Discount Rate of Cash Flows)	4.77% - 5.00% (4.79%)

Collateralized Mortgage Obligations	254,161

	1,625,316	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (5.26%)
			Yield (Discount Rate of Cash Flows)	2.03% - 7.42% (5.66%)

Commercial Mortgage-Backed Securities	1,625,316

Total	3,319,900

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note A. At November 30, 2015, the value of these investments was approximately $982,096.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts and options in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master neeting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.2%
	Ally Auto Receivables Trust,
142	Series 2013-1, Class A3, 0.630%, 05/15/17	142
564	Series 2013-2, Class A3, 0.790%, 01/15/18	564
476	Series 2015-1, Class A3, 1.390%, 09/16/19	474
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	304
249	American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.330%, 07/10/18 (e)	249
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,849
619	Series 2014-3, Class A, 1.490%, 04/15/20	621
	AmeriCredit Automobile Receivables Trust,
1	Series 2013-1, Class A3, 0.610%, 10/10/17	1
429	Series 2013-5, Class A3, 0.900%, 09/10/18	428
206	Series 2015-4, Class A3, 1.700%, 07/08/20	206
658	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	648
	BMW Vehicle Lease Trust,
1,418	Series 2014-1, Class A3, 0.730%, 02/21/17	1,418
1,500	Series 2015-2, Class A3, 1.400%, 02/20/19	1,496
	BMW Vehicle Owner Trust,
436	Series 2013-A, Class A3, 0.670%, 11/27/17	436
640	Series 2014-A, Class A3, 0.970%, 11/26/18	639
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	462
	Capital Auto Receivables Asset Trust,
1,600	Series 2015-1, Class A3, 1.610%, 06/20/19	1,597
617	Series 2015-2, Class A3, 1.730%, 09/20/19	616
528	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	523
	CarMax Auto Owner Trust,
54	Series 2012-3, Class A3, 0.520%, 07/17/17	54
255	Series 2013-1, Class A3, 0.600%, 10/16/17	255
585	Series 2013-4, Class A3, 0.800%, 07/16/18	584
2,273	Series 2014-2, Class A3, 0.980%, 01/15/19	2,268
527	Series 2015-2, Class A3, 1.370%, 03/16/20	525
1,453	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,454
3,200	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,215
	CNH Equipment Trust,
44	Series 2012-C, Class A3, 0.570%, 12/15/17	44
170	Series 2012-D, Class A3, 0.650%, 04/16/18	170
516	Series 2013-A, Class A3, 0.690%, 06/15/18	516
394	Series 2013-C, Class A3, 1.020%, 08/15/18	394
1,195	Series 2013-D, Class A3, 0.770%, 10/15/18	1,191
1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,544
2,000	Series 2014-B, Class A3, 0.910%, 05/15/19	1,994
385	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	386
	CPS Auto Receivables Trust,
290	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	289
538	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	535
975	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	969
1,163	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,156
1,709	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	1,697
1,857	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,852
55	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	55
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	1,494
1,299	DT Auto Owner Trust, Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	1,296
	Exeter Automobile Receivables Trust,
180	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	180

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
95	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	95
601	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	601
1,518	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,514
	Fifth Third Auto Trust,
413	Series 2013-1, Class A3, 0.880%, 10/16/17	413
533	Series 2013-A, Class A3, 0.610%, 09/15/17	532
318	Series 2015-1, Class A3, 1.420%, 03/16/20	317
1,318	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,297
	Flagship Credit Auto Trust,
1,025	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,018
813	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	806
1,002	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	1,001
	Ford Credit Auto Owner Trust,
23	Series 2012-D, Class A3, 0.510%, 04/15/17	23
189	Series 2013-B, Class A3, 0.570%, 10/15/17	189
309	Series 2013-C, Class A3, 0.820%, 12/15/17	309
607	Series 2013-D, Class A3, 0.670%, 04/15/18	606
1,423	Series 2014-B, Class A3, 0.900%, 10/15/18	1,422
1,101	Series 2014-C, Class A3, 1.060%, 05/15/19	1,100
668	Series 2015-A, Class A3, 1.280%, 09/15/19	668
658	Series 2015-B, Class A3, 1.160%, 11/15/19	656
585	Series 2015-C, Class A3, 1.410%, 02/15/20	584
1,843	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,840
992	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	979
1,498	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	1,492
	GM Financial Automobile Leasing Trust,
963	Series 2015-1, Class A3, 1.530%, 09/20/18	961
974	Series 2015-3, Class A3, 1.690%, 03/20/19	970
934	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	942
	Harley-Davidson Motorcycle Trust,
1,498	Series 2015-1, Class A3, 1.410%, 06/15/20	1,496
716	Series 2015-2, Class A3, 1.300%, 03/16/20	714
	Honda Auto Receivables Owner Trust,
98	Series 2013-1, Class A3, 0.480%, 11/21/16	99
207	Series 2013-2, Class A3, 0.530%, 02/16/17	207
816	Series 2013-4, Class A3, 0.690%, 09/18/17	815
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,323
806	Series 2015-1, Class A3, 1.050%, 10/15/18	804
40	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	40
	Hyundai Auto Receivables Trust,
288	Series 2013-A, Class A3, 0.560%, 07/17/17	288
316	Series 2013-B, Class A3, 0.710%, 09/15/17	316
853	Series 2014-A, Class A3, 0.790%, 07/16/18	853
1,894	Series 2014-B, Class A3, 0.900%, 12/17/18	1,892
737	Series 2015-A, Class A3, 1.050%, 04/15/19	734
343	Series 2015-C, Class A3, 1.460%, 02/18/20	343
	John Deere Owner Trust,
351	Series 2013-A, Class A3, 0.600%, 03/15/17	351
1,429	Series 2014-B, Class A3, 1.070%, 11/15/18	1,428
384	Series 2015-B, Class A3, 1.440%, 10/15/19	383
352	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	352
	Nissan Auto Lease Trust,
931	Series 2014-A, Class A3, 0.800%, 02/15/17	931
1,000	Series 2015-A, Class A3, 1.400%, 06/15/18	999

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Nissan Auto Receivables Owner Trust,
387	Series 2012-A, Class A4, 1.000%, 07/16/18	387
125	Series 2013-A, Class A3, 0.500%, 05/15/17	125
840	Series 2013-C, Class A3, 0.670%, 08/15/18	839
1,131	Series 2014-A, Class A3, 0.720%, 08/15/18	1,129
559	Series 2014-B, Class A3, 1.110%, 05/15/19	558
823	Series 2015-C, Class A3, 1.370%, 05/15/20	820
2,000	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	2,010
	Oak Hill Advisors Residential Loan Trust,
768	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	765
703	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	702
1,273	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,264
861	Ocwen Master Advance Receivables Trust, Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	861
	OneMain Financial Issuance Trust,
1,162	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,160
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,652
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,296
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,743
536	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.159%, 10/25/34	535
142	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	142
1,853	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,851
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	1,473
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	1,100
355	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.521%, 03/25/36	348
266	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	269
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,518
	Toyota Auto Receivables Owner Trust,
83	Series 2013-A, Class A3, 0.550%, 01/17/17	84
1,939	Series 2014-A, Class A3, 0.670%, 12/15/17	1,937
614	Series 2014-C, Class A3, 0.930%, 07/16/18	613
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.147%, 10/15/21 (e)	877
	Truman Capital Mortgage Loan Trust,
378	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	377
55	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	54
193	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	192
848	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	847
760	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	754
	Volkswagen Auto Loan Enhanced Trust,
3	Series 2012-2, Class A3, 0.460%, 01/20/17	3
1,374	Series 2013-2, Class A3, 0.700%, 04/20/18	1,368
382	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	381
596	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	591
1,223	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,214
1,776	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,751
1,281	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,279
1,224	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,220
1,080	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,075
879	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	875
1,779	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,762
1,521	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,518

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
271	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	269
609	Westlake Automobile Receivables Trust, Series 2014-2A, Class A2, 0.970%, 10/16/17 (e)	608
	World Omni Auto Receivables Trust,
437	Series 2015-A, Class A3, 1.340%, 05/15/20	436
1,286	Series 2015-B, Class A3, 1.490%, 12/15/20	1,279
	World Omni Automobile Lease Securitization Trust,
802	Series 2014-A, Class A3, 1.160%, 09/15/17	800
1,093	Series 2015-A, Class A3, 1.540%, 10/15/18	1,089

	Total Asset-Backed Securities (Cost $119,506)	119,293

Collateralized Mortgage Obligations — 16.6%
	Agency CMO — 16.1%
	Federal Home Loan Mortgage Corp. REMIC,
36	Series 1578, Class K, 6.900%, 09/15/23	40
286	Series 2110, Class PG, 6.000%, 01/15/29	325
5	Series 2355, Class BP, 6.000%, 09/15/16	5
8	Series 2391, Class QR, 5.500%, 12/15/16	8
11	Series 2427, Class LW, 6.000%, 03/15/17	11
46	Series 2436, Class MC, 7.000%, 04/15/32	52
54	Series 2441, Class GF, 6.500%, 04/15/32	62
316	Series 2505, Class D, 5.500%, 09/15/32	349
872	Series 2525, Class AM, 4.500%, 04/15/32	960
166	Series 2544, Class KE, 5.500%, 12/15/32	185
397	Series 2557, Class HL, 5.300%, 01/15/33	440
15	Series 2558, Class BD, 5.000%, 01/15/18	15
77	Series 2564, Class NK, 5.000%, 02/15/18	80
130	Series 2575, Class PE, 5.500%, 02/15/33	145
507	Series 2586, Class WG, 4.000%, 03/15/33	531
11	Series 2594, Class JB, 4.500%, 04/15/18	11
25	Series 2595, Class HJ, 5.000%, 03/15/23	26
436	Series 2596, Class QD, 4.000%, 03/15/33	463
256	Series 2611, Class KH, 5.000%, 05/15/18	264
544	Series 2621, Class QH, 5.000%, 05/15/33	600
681	Series 2624, Class QH, 5.000%, 06/15/33	755
1,740	Series 2626, Class JC, 5.000%, 06/15/23	1,852
1,281	Series 2632, Class AB, 4.500%, 06/15/18	1,323
22	Series 2648, Class BK, 5.000%, 07/15/33	23
51	Series 2649, Class PJ, 3.500%, 06/15/33	52
29	Series 2649, Class QH, 4.500%, 07/15/18	30
227	Series 2649, Class WB, 3.500%, 07/15/23	232
1,381	Series 2685, Class DT, 5.000%, 10/15/23	1,501
305	Series 2687, Class JH, 5.000%, 10/15/23	330
802	Series 2696, Class DG, 5.500%, 10/15/33	890
158	Series 2699, Class TC, 4.000%, 11/15/18	163
1,936	Series 2701, Class AC, 5.000%, 11/15/23	2,083
2	Series 2707, Class KJ, 5.000%, 11/15/18	2
284	Series 2725, Class TA, 4.500%, 12/15/33	326
959	Series 2733, Class ME, 5.000%, 01/15/34	1,058
57	Series 2744, Class TU, 5.500%, 05/15/32	59
7	Series 2750, Class JB, 4.500%, 02/15/19	8
361	Series 2752, Class JB, 4.500%, 02/15/19	374
172	Series 2760, Class KT, 4.500%, 09/15/32	175
476	Series 2764, Class UE, 5.000%, 10/15/32	495
334	Series 2768, Class PK, 5.000%, 03/15/34	357
150	Series 2773, Class OC, 5.000%, 04/15/19	158
682	Series 2804, Class AM, 5.000%, 03/15/34	696
22	Series 2827, Class TE, 5.000%, 04/15/33	23
147	Series 2828, Class JE, 4.500%, 07/15/19	154
32	Series 2843, Class BC, 5.000%, 08/15/19	33
1,083	Series 2852, Class NY, 5.000%, 09/15/33	1,090
304	Series 2864, Class NB, 5.500%, 07/15/33	319
274	Series 2875, Class HB, 4.000%, 10/15/19	283
11	Series 2888, Class CG, 5.000%, 08/15/33	11
751	Series 2899, Class HB, 4.000%, 12/15/19	776
170	Series 2910, Class BE, 4.500%, 12/15/19	176
233	Series 2920, Class KT, 4.500%, 01/15/20	241
209	Series 2929, Class KG, 4.500%, 02/15/20	216
735	Series 2934, Class KG, 5.000%, 02/15/35	807
58	Series 2950, Class JA, 4.500%, 03/15/20	60
76	Series 2957, Class VW, 5.000%, 08/15/24	76
2,007	Series 2960, Class JH, 5.500%, 04/15/35	2,236
116	Series 2968, Class MD, 5.500%, 12/15/33	120
223	Series 2981, Class BC, 4.500%, 05/15/20	231
66	Series 2988, Class TY, 5.500%, 06/15/25	73
1,643	Series 2989, Class TG, 5.000%, 06/15/25	1,786
27	Series 2993, Class PM, 4.500%, 05/15/35	28
33	Series 3017, Class MK, 5.000%, 12/15/34	35
154	Series 3028, Class ME, 5.000%, 02/15/34	156
97	Series 3036, Class TE, 5.500%, 12/15/34	101
77	Series 3057, Class PE, 5.500%, 11/15/34	78
50	Series 3077, Class TO, PO, 04/15/35	49
139	Series 3082, Class PW, 5.500%, 12/15/35	157

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,293	Series 3084, Class BH, 5.500%, 12/15/35	3,674
181	Series 3087, Class KX, 5.500%, 12/15/25	198
3,029	Series 3098, Class KG, 5.500%, 01/15/36	3,366
2,657	Series 3102, Class CE, 5.500%, 01/15/26	2,917
73	Series 3121, Class JD, 5.500%, 03/15/26	81
248	Series 3123, Class HT, 5.000%, 03/15/26	270
143	Series 3136, Class CO, PO, 04/15/36	134
106	Series 3145, Class AJ, 5.500%, 04/15/36	118
959	Series 3150, Class EQ, 5.000%, 05/15/26	1,040
178	Series 3200, Class PO, PO, 08/15/36	162
399	Series 3219, Class PD, 6.000%, 11/15/35	414
138	Series 3270, Class AT, 5.500%, 01/15/37	155
21	Series 3272, Class PA, 6.000%, 02/15/37	24
50	Series 3289, Class ND, 5.500%, 06/15/35	51
3,163	Series 3294, Class DB, 4.500%, 03/15/22	3,303
120	Series 3337, Class MD, 5.500%, 06/15/27	133
165	Series 3348, Class HT, 6.000%, 07/15/37	187
677	Series 3349, Class HE, 5.500%, 07/15/36	707
59	Series 3372, Class BD, 4.500%, 10/15/22	62
37	Series 3508, Class PK, 4.000%, 02/15/39	37
50	Series 3513, Class A, 4.500%, 02/15/39	53
652	Series 3521, Class B, 4.000%, 04/15/24	694
155	Series 3544, Class BC, 4.000%, 06/15/24	164
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,608
3,073	Series 3562, Class JC, 4.000%, 08/15/24	3,254
2,159	Series 3563, Class BD, 4.000%, 08/15/24	2,252
79	Series 3563, Class LB, 4.000%, 08/15/29	84
265	Series 3571, Class MY, 4.000%, 09/15/24	284
2,290	Series 3575, Class EB, 4.000%, 09/15/24	2,418
3,504	Series 3577, Class B, 4.000%, 09/15/24	3,690
554	Series 3578, Class KB, 4.000%, 09/15/24	585
87	Series 3593, Class PC, 5.000%, 05/15/38	88
551	Series 3605, Class NB, 5.500%, 06/15/37	570
686	Series 3647, Class GA, 5.000%, 11/15/28	714
21	Series 3652, Class A, 4.500%, 11/15/24	21
392	Series 3653, Class B, 4.500%, 04/15/30	421
2,626	Series 3653, Class HJ, 5.000%, 04/15/40	2,912
135	Series 3659, Class BD, 5.000%, 01/15/37	143
530	Series 3659, Class VG, 5.000%, 09/15/34	591
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,680
2,783	Series 3677, Class PB, 4.500%, 05/15/40	2,986
113	Series 3688, Class GT, VAR, 7.236%, 11/15/46	131
260	Series 3715, Class PC, 4.500%, 08/15/40	281
1,189	Series 3740, Class BP, 4.500%, 04/15/38	1,251
281	Series 3747, Class HI, IO, 4.500%, 07/15/37	18
935	Series 3747, Class PA, 4.000%, 04/15/38	985
162	Series 3755, Class ML, 5.500%, 06/15/29	173
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,845
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,337
624	Series 3797, Class PA, 4.500%, 08/15/39	651
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,747
1,938	Series 3819, Class ZQ, 6.000%, 04/15/36	2,194
500	Series 3824, Class EY, 3.500%, 03/15/31	535
1,977	Series 3827, Class BM, 5.500%, 08/15/39	2,166
1,020	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,133
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,980
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,687
821	Series 3898, Class KH, 3.500%, 06/15/26	863
1,532	Series 3904, Class EC, 2.000%, 08/15/40	1,513
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,712
600	Series 3955, Class HB, 3.000%, 12/15/40	610
2,500	Series 3956, Class EB, 3.250%, 11/15/41	2,502
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,518
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,863
287	Series 4026, Class MQ, 4.000%, 04/15/42	310
700	Series 4085, Class FB, VAR, 0.597%, 01/15/39	704
3,608	Series 4219, Class JA, 3.500%, 08/15/39	3,777
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,634
2,719	Series 4337, Class VJ, 3.500%, 06/15/27	2,872
2,001	Federal Home Loan Mortgage Corp. STRIPS, Series 262, Class 35, 3.500%, 07/15/42	2,041
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,854
2,350	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,418
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,862
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,970
3,500	Series 2014-M1, Class A2, VAR, 3.426%, 07/25/23	3,645
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,301
3,100	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	3,289

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,890
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,832
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,014
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,553
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,480
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,435
	Federal National Mortgage Association REMIC,
389	Series 1997-57, Class PN, 5.000%, 09/18/27	425
27	Series 1999-51, Class PH, 6.000%, 10/25/29	28
157	Series 2001-63, Class TC, 6.000%, 12/25/31	175
398	Series 2001-81, Class HE, 6.500%, 01/25/32	459
6	Series 2002-24, Class AJ, 6.000%, 04/25/17	7
381	Series 2002-75, Class GB, 5.500%, 11/25/32	407
144	Series 2002-85, Class PE, 5.500%, 12/25/32	159
157	Series 2003-5, Class EQ, 5.500%, 02/25/23	171
88	Series 2003-21, Class OU, 5.500%, 03/25/33	98
111	Series 2003-23, Class CH, 5.000%, 04/25/33	122
800	Series 2003-26, Class EB, 3.500%, 04/25/33	829
337	Series 2003-41, Class BK, 5.000%, 05/25/18	347
186	Series 2003-48, Class TC, 5.000%, 06/25/23	200
162	Series 2003-55, Class HY, 5.000%, 06/25/23	174
304	Series 2003-63, Class YB, 5.000%, 07/25/33	333
500	Series 2003-69, Class N, 5.000%, 07/25/33	543
342	Series 2003-80, Class QG, 5.000%, 08/25/33	382
155	Series 2003-84, Class GE, 4.500%, 09/25/18	161
363	Series 2003-85, Class QD, 5.500%, 09/25/33	402
38	Series 2003-87, Class TJ, 4.500%, 09/25/18	39
108	Series 2003-94, Class CE, 5.000%, 10/25/33	117
997	Series 2003-129, Class ME, 5.000%, 08/25/23	1,029
1	Series 2003-131, Class CG, 5.500%, 05/25/33	1
150	Series 2003-134, Class MH, 5.000%, 06/25/33	156
689	Series 2004-44, Class KT, 6.000%, 06/25/24	757
230	Series 2004-53, Class NC, 5.500%, 07/25/24	250
481	Series 2004-70, Class EB, 5.000%, 10/25/24	518
19	Series 2004-81, Class HA, 4.250%, 10/25/24	19
600	Series 2005-5, Class CK, 5.000%, 01/25/35	642
1,433	Series 2005-29, Class WC, 4.750%, 04/25/35	1,565
332	Series 2005-33, Class QD, 5.000%, 01/25/34	342
294	Series 2005-48, Class TD, 5.500%, 06/25/35	336
982	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,089
132	Series 2005-58, Class EP, 5.500%, 07/25/35	144
108	Series 2005-62, Class CP, 4.750%, 07/25/35	114
250	Series 2005-68, Class BE, 5.250%, 08/25/35	296
436	Series 2005-68, Class PG, 5.500%, 08/25/35	487
144	Series 2005-86, Class AX, 5.500%, 10/25/35	147
51	Series 2005-99, Class AE, 5.500%, 12/25/35	52
1,269	Series 2005-102, Class PG, 5.000%, 11/25/35	1,391
764	Series 2005-110, Class GL, 5.500%, 12/25/35	895
40	Series 2005-110, Class MB, 5.500%, 09/25/35	43
11	Series 2005-116, Class PB, 6.000%, 04/25/34	11

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
535	Series 2006-22, Class CE, 4.500%, 08/25/23	568
74	Series 2006-41, Class MC, 5.500%, 07/25/35	76
160	Series 2006-49, Class PA, 6.000%, 06/25/36	185
211	Series 2006-65, Class TE, 5.500%, 05/25/35	213
800	Series 2006-114, Class HE, 5.500%, 12/25/36	886
86	Series 2007-33, Class HE, 5.500%, 04/25/37	96
32	Series 2007-65, Class KI, IF, IO, 6.399%, 07/25/37	5
414	Series 2007-71, Class GB, 6.000%, 07/25/37	471
405	Series 2007-71, Class KP, 5.500%, 07/25/37	445
188	Series 2007-76, Class PK, 6.000%, 06/25/36	188
23	Series 2007-77, Class TD, 5.500%, 01/25/36	24
218	Series 2007-113, Class DB, 4.500%, 12/25/22	228
259	Series 2008-65, Class CD, 4.500%, 08/25/23	273
1,800	Series 2008-70, Class BY, 4.000%, 08/25/23	1,860
58	Series 2008-72, Class BX, 5.500%, 08/25/38	64
23	Series 2008-74, Class B, 5.500%, 09/25/38	26
893	Series 2009-19, Class PW, 4.500%, 10/25/36	964
46	Series 2009-37, Class KI, IF, IO, 5.779%, 06/25/39	7
271	Series 2009-39, Class LB, 4.500%, 06/25/29	292
1,210	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,355
175	Series 2009-71, Class MB, 4.500%, 09/25/24	186
1,526	Series 2009-71, Class XB, 5.000%, 03/25/38	1,554
90	Series 2009-78, Class J, 5.000%, 09/25/19	93
42	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	7
109	Series 2009-86, Class OT, PO, 10/25/37	99
2,606	Series 2009-92, Class AD, 6.000%, 11/25/39	2,914
76	Series 2009-96, Class CB, 4.000%, 11/25/49	79
399	Series 2009-96, Class DB, 4.000%, 11/25/29	424
317	Series 2009-112, Class ST, IF, IO, 6.029%, 01/25/40	53
120	Series 2010-9, Class MD, 5.000%, 02/25/38	130
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,273
500	Series 2010-28, Class DE, 5.000%, 04/25/30	558
169	Series 2010-35, Class SB, IF, IO, 6.199%, 04/25/40	33
3,770	Series 2010-37, Class CY, 5.000%, 04/25/40	4,137
700	Series 2010-41, Class DC, 4.500%, 05/25/25	754
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,651
144	Series 2010-54, Class EA, 4.500%, 06/25/40	155
113	Series 2010-56, Class BD, 5.000%, 12/25/38	116
29	Series 2010-64, Class DM, 5.000%, 06/25/40	32
13	Series 2010-64, Class EH, 5.000%, 10/25/35	13
487	Series 2010-71, Class HJ, 5.500%, 07/25/40	552
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,265
197	Series 2010-111, Class AE, 5.500%, 04/25/38	208
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,334
1,531	Series 2010-135, Class HE, 3.000%, 01/25/21	1,563
607	Series 2011-22, Class MA, 6.500%, 04/25/38	672
1,594	Series 2011-39, Class ZA, 6.000%, 11/25/32	1,820
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,064
500	Series 2011-50, Class LP, 4.000%, 06/25/41	531
2,426	Series 2011-61, Class V, 4.500%, 08/25/22	2,482

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,176
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,009
620	Series 2012-103, Class DA, 3.500%, 10/25/41	639
1,500	Series 2012-137, Class CF, VAR, 0.521%, 08/25/41	1,501
2,224	Series 2013-83, Class CA, 3.500%, 10/25/37	2,353
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,572
	Federal National Mortgage Association STRIPS,
61	Series 293, Class 1, PO, 12/25/24	58
112	Series 314, Class 1, PO, 07/25/31	100
	Government National Mortgage Association,
73	Series 2002-44, Class JC, 6.000%, 07/20/32	84
690	Series 2002-79, Class KL, 5.500%, 11/20/32	761
178	Series 2003-10, Class KJ, 5.500%, 02/20/33	200
684	Series 2003-29, Class PD, 5.500%, 04/16/33	762
418	Series 2003-33, Class NE, 5.500%, 04/16/33	462
43	Series 2003-40, Class TD, 5.000%, 03/20/33	44
234	Series 2003-65, Class AP, 5.500%, 08/20/33	261
921	Series 2003-77, Class TK, 5.000%, 09/16/33	1,017
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,900
56	Series 2004-54, Class BG, 5.500%, 07/20/34	63
6	Series 2004-75, Class NG, 5.500%, 09/20/33	6
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,018
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,039
450	Series 2005-11, Class PL, 5.000%, 02/20/35	497
2,310	Series 2005-26, Class XY, 5.500%, 03/20/35	2,590
609	Series 2005-33, Class AY, 5.500%, 04/16/35	691
208	Series 2005-49, Class B, 5.500%, 06/20/35	232
506	Series 2005-51, Class DC, 5.000%, 07/20/35	558
77	Series 2005-56, Class BD, 5.000%, 07/20/35	86
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
563	Series 2007-37, Class LB, 5.500%, 06/16/37	638
463	Series 2007-79, Class BL, 5.750%, 08/20/37	524
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	510
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,132
332	Series 2008-23, Class YA, 5.250%, 03/20/38	365
1,229	Series 2008-33, Class PB, 5.500%, 04/20/38	1,366
293	Series 2008-34, Class PG, 5.250%, 04/20/38	335
338	Series 2008-35, Class NF, 5.000%, 04/20/38	374
426	Series 2008-38, Class BE, 5.000%, 07/16/36	446
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,144
324	Series 2008-43, Class NB, 5.500%, 05/20/38	363
925	Series 2008-56, Class PX, 5.500%, 06/20/38	1,040
1,351	Series 2008-58, Class PD, 5.500%, 08/16/37	1,440
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,432
8	Series 2008-62, Class SA, IF, IO, 5.943%, 07/20/38	1
236	Series 2008-76, Class US, IF, IO, 5.693%, 09/20/38	36
231	Series 2008-95, Class DS, IF, IO, 7.093%, 12/20/38	45
365	Series 2009-14, Class AG, 4.500%, 03/20/39	392
67	Series 2009-15, Class NA, 5.000%, 12/20/38	70
58	Series 2009-61, Class AP, 4.000%, 08/20/39	61
568	Series 2009-72, Class SM, IF, IO, 6.053%, 08/16/39	96

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
386	Series 2009-106, Class ST, IF, IO, 5.793%, 02/20/38	64
175	Series 2010-7, Class EA, 5.000%, 06/16/38	193
87	Series 2010-14, Class QP, 6.000%, 12/20/39	91
420	Series 2010-130, Class BD, 4.000%, 12/20/39	447
475	Series 2010-157, Class OP, PO, 12/20/40	438
2,433	Series 2011-97, Class WA, VAR, 6.103%, 11/20/38	2,750
2,222	Series 2014-H11, Class VA, VAR, 0.695%, 06/20/64	2,201
3,136	Series 2015-H20, Class FA, VAR, 0.665%, 08/20/65	3,089
2,071	Series 2015-H26, Class FG, VAR, 0.715%, 10/20/65	2,056
1,096	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,236

		266,590

	Non-Agency CMO — 0.5%
121	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	124
742	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.861%, 07/25/34	710
31	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	32
	Citigroup Mortgage Loan Trust, Inc.,
44	Series 2003-1, Class 3A4, 5.250%, 09/25/33	44
90	Series 2004-HYB4, Class WA, VAR, 2.774%, 12/25/34	90
329	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	332
53	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	54
322	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	340
349	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	360
	JP Morgan Mortgage Trust,
1,082	Series 2006-A2, Class 5A3, VAR, 2.681%, 11/25/33	1,086
185	Series 2007-A1, Class 5A5, VAR, 2.691%, 07/25/35	188
284	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.770%, 04/21/34	286
19	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	19
256	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	272
	Merrill Lynch Mortgage Investors Trust,
339	Series 2003-F, Class A1, VAR, 0.861%, 10/25/28	331
407	Series 2004-B, Class A1, VAR, 0.721%, 05/25/29	395
94	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.682%, 04/25/34	99
106	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	108
13	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	13
25	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	25
859	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.807%, 12/20/34	834
574	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	573
337	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.903%, 01/19/34	326
607	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.108%, 12/25/44	600
	WaMu Mortgage Pass-Through Certificates Trust,
362	Series 2003-AR11, Class A6, VAR, 2.533%, 10/25/33	366
8	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	8
234	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	230
1,140	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.736%, 09/25/34	1,143

		8,988

	Total Collateralized Mortgage Obligations (Cost $272,550)	275,578

Commercial Mortgage-Backed Securities — 3.0%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,327

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Banc of America Commercial Mortgage Trust,
1,786	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,797
1,056	Series 2006-5, Class A4, 5.414%, 09/10/47	1,075
37	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	37
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,421
39	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	40
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,775
1,892	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.021%, 07/10/38	1,905
529	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	529
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,157
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,230
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,056
2,503	Series K046, Class A2, 3.205%, 03/25/25	2,582
2,000	Series K048, Class A2, VAR, 3.284%, 06/25/25	2,067
469	Series K049, Class A2, 3.010%, 10/25/48	476
1,302	Series KF12, Class A, VAR, 0.943%, 09/25/22	1,302
327	Series KJ02, Class A2, 2.597%, 09/25/20	334
1,750	Series KPLB, Class A, 2.770%, 05/25/25	1,737
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,048
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,358
	JP Morgan Chase Commercial Mortgage Securities Trust,
260	Series 2005-CB11, Class AJ, VAR, 5.587%, 08/12/37	260
838	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	845
1,219	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,259
24,142	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.806%, 12/12/49 (e)	129
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,298
	Morgan Stanley Capital I Trust,
44,168	Series 2007-HQ11, Class X, IO, VAR, 0.380%, 02/12/44 (e)	94
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	609
388	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	386
148	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	148
1,726	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.646%, 07/14/34 (e)	1,727
782	RAIT Trust, Series 2015-FL4, Class A, VAR, 1.547%, 12/15/31 (e)	774
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	904
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,077
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,506
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,904
120	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	120
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,871

	Total Commercial Mortgage-Backed Securities (Cost $50,350)	50,164

Corporate Bonds — 27.9%
	Consumer Discretionary — 2.0%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	133
1,135	4.250%, 03/01/21	1,189
40	5.000%, 03/30/20	43

		1,365

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,086
153	2.250%, 03/02/20 (e)	150
584	2.625%, 09/15/16 (e)	590

		2,826

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,227

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
326	Starbucks Corp., 2.700%, 06/15/22	329

		1,556

	Internet & Catalog Retail — 0.1%
1,217	Amazon.com, Inc., 3.800%, 12/05/24	1,265

		—
	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	34
600	7.430%, 10/01/26	727
200	7.700%, 10/30/25	254
1,019	CBS Corp., 3.700%, 08/15/24	999
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	498
335	Comcast Corp., 6.500%, 01/15/17	355
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,232	3.800%, 03/15/22	1,260
360	4.450%, 04/01/24	373
422	Discovery Communications LLC, 4.375%, 06/15/21	436
285	Grupo Televisa SAB, (Mexico), 4.625%, 01/30/26	286
400	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (e)	402
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	2,003
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,766
800	4.300%, 11/23/23	826
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	58
3,425	8.750%, 02/14/19	4,003
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	602
	Time Warner, Inc.,
400	3.400%, 06/15/22	401
200	3.550%, 06/01/24	198
1,715	4.050%, 12/15/23	1,777
	Viacom, Inc.,
700	3.125%, 06/15/22	661
189	3.250%, 03/15/23	176
361	3.875%, 12/15/21	357
300	3.875%, 04/01/24	286
750	4.250%, 09/01/23	743
13	6.250%, 04/30/16	13
806	Walt Disney Co. (The), 1.100%, 12/01/17	806

		20,300

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	191
1,240	7.450%, 07/15/17	1,346
175	Nordstrom, Inc., 4.000%, 10/15/21	185
868	Target Corp., 3.500%, 07/01/24	903

		2,625

	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	255
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	537
450	2.700%, 04/01/23	449
986	3.750%, 02/15/24	1,049
	Lowe’s Cos., Inc.,
1,004	3.125%, 09/15/24	1,009
238	3.375%, 09/15/25	241

		3,540

	Total Consumer Discretionary	33,477

	Consumer Staples — 2.0%
	Beverages — 0.5%
2,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	2,047
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	891
1,000	1.800%, 09/01/16	1,008
1,000	Diageo Investment Corp., 2.875%, 05/11/22	992
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,260
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,492

		7,690

	Food & Staples Retailing — 0.6%
644	Costco Wholesale Corp., 2.250%, 02/15/22	637
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,072
557	3.500%, 07/20/22	572
800	4.000%, 12/05/23	840
	Kroger Co. (The),
92	5.400%, 07/15/40	99
700	6.150%, 01/15/20	794
1,000	6.400%, 08/15/17	1,081
208	Sysco Corp., 3.750%, 10/01/25	211
469	Walgreen Co., 3.100%, 09/15/22	455
1,057	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,053
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,628

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
200	3.300%, 04/22/24	206
930	3.625%, 07/08/20	1,000

		9,648

	Food Products — 0.7%
	Bunge Ltd. Finance Corp.,
31	3.500%, 11/24/20	31
1,192	8.500%, 06/15/19	1,395
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	909
400	6.000%, 11/27/17 (e)	432
1,000	7.350%, 03/06/19 (e)	1,161
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,092
100	5.650%, 02/15/19	111
	Kellogg Co.,
513	3.250%, 05/21/18	530
1,606	4.000%, 12/15/20	1,695
	Kraft Foods Group, Inc.,
1,419	3.500%, 06/06/22	1,442
310	5.375%, 02/10/20	342
425	6.875%, 01/26/39	521
89	Mead Johnson Nutrition Co., 4.125%, 11/15/25	90
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,657
171	Tyson Foods, Inc., 2.650%, 08/15/19	172

		12,580

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	199
1,800	2.400%, 06/01/23	1,757
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,810

		3,766

	Total Consumer Staples	33,684

	Energy — 2.8%
	Energy Equipment & Services — 0.5%
199	Cameron International Corp., 4.000%, 12/15/23	203
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	132
	Halliburton Co.,
350	3.500%, 08/01/23	349
550	6.150%, 09/15/19	624
750	8.750%, 02/15/21	944
800	Nabors Industries, Inc., 4.625%, 09/15/21	722
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,377
	Noble Holding International Ltd., (Cayman Islands),
719	3.950%, 03/15/22	544
172	4.000%, 03/16/18	163
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	239
737	3.650%, 12/01/23	762
	Transocean, Inc., (Cayman Islands),
500	4.300%, 10/15/22	320
578	6.500%, 11/15/20	456
442	6.875%, 12/15/21	332
460	7.375%, 04/15/18	444

		7,611

	Oil, Gas & Consumable Fuels — 2.3%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,200
400	Apache Corp., 6.900%, 09/15/18	450
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,010
317	2.750%, 05/10/23	307
712	3.245%, 05/06/22	720
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,168
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	839
500	5.900%, 02/01/18	533
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,138
	Chevron Corp.,
1,000	2.355%, 12/05/22	972
285	3.191%, 06/24/23	291
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	854
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	460
	Devon Energy Corp.,
725	3.250%, 05/15/22	691
1,250	6.300%, 01/15/19	1,380
	Ecopetrol S.A., (Colombia),
467	4.125%, 01/16/25	399
773	5.375%, 06/26/26	700

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Energy Transfer Partners LP,
537	3.600%, 02/01/23	467
182	4.750%, 01/15/26	163
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	271
633	4.150%, 06/01/25	559
	Enterprise Products Operating LLC,
101	3.700%, 02/15/26	95
263	3.900%, 02/15/24	256
240	EOG Resources, Inc., 2.625%, 03/15/23	233
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,171
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,334
400	Marathon Oil Corp., 3.850%, 06/01/25	358
964	Marathon Petroleum Corp., 3.625%, 09/15/24	934
	Noble Energy, Inc.,
227	5.625%, 05/01/21	229
173	5.875%, 06/01/22	174
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	140
441	2.700%, 02/15/23	429
727	3.500%, 06/15/25	732
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,628
	Petrobras Global Finance B.V., (Netherlands),
1,000	3.500%, 02/06/17	937
500	7.875%, 03/15/19	464
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26 (e)	689
270	4.875%, 01/18/24	265
173	Phillips 66, 4.300%, 04/01/22	182
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	674
575	3.650%, 06/01/22	528
300	3.850%, 10/15/23	271
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	444
50	6.200%, 04/15/18	53
710	8.000%, 10/01/19	813
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,136
1,200	3.125%, 08/17/17	1,237
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	348
200	6.100%, 06/01/18	218
	Sunoco Logistics Partners Operations LP,
156	4.250%, 04/01/24	141
700	5.500%, 02/15/20	737
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,058
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	805
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	139
200	2.700%, 01/25/23	196
1,003	3.750%, 04/10/24	1,043
240	Total Capital S.A., (France), 2.300%, 03/15/16	241
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	427
2,345	3.750%, 10/16/23	2,340
300	7.125%, 01/15/19	343

		39,014

	Total Energy	46,625

	Financials — 9.9%
	Banks — 3.7%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,646
	Bank of America Corp.,
53	3.300%, 01/11/23	53
360	3.625%, 03/17/16	363
1,154	4.000%, 01/22/25	1,145
737	4.100%, 07/24/23	770
780	5.000%, 05/13/21	858
865	5.625%, 07/01/20	972
600	6.400%, 08/28/17	648
427	6.500%, 08/01/16	442
2,000	6.875%, 04/25/18	2,226
2,600	7.625%, 06/01/19	3,047
585	Series L, 5.650%, 05/01/18	635
	Bank of Montreal, (Canada),
567	1.400%, 09/11/17	567
1,153	2.375%, 01/25/19	1,167
100	2.550%, 11/06/22	99
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,985
630	2.800%, 07/21/21	635

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
952	Barclays plc, (United Kingdom), 3.650%, 03/16/25	923
	BB&T Corp.,
166	2.050%, 06/19/18	167
500	2.450%, 01/15/20	504
705	3.200%, 03/15/16	709
60	3.950%, 04/29/16	61
500	5.200%, 12/23/15	501
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,318
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	998
845	1.800%, 02/05/18	845
484	3.750%, 06/16/24	497
903	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.875%, 02/08/22	955
447	Discover Bank, 4.200%, 08/08/23	465
	Fifth Third Bancorp,
470	2.300%, 03/01/19	473
1,400	3.625%, 01/25/16	1,406
	Fifth Third Bank,
250	2.375%, 04/25/19	251
425	2.875%, 10/01/21	423
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	520
1,100	4.750%, 01/19/21 (e)	1,214
	HSBC Holdings plc, (United Kingdom),
1,100	4.000%, 03/30/22	1,160
800	4.250%, 03/14/24	808
	KeyCorp,
42	2.900%, 09/15/20	42
1,657	5.100%, 03/24/21	1,826
813	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	813
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,091
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	915
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,014
100	National City Corp., 6.875%, 05/15/19	114
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	639
	PNC Funding Corp.,
50	5.125%, 02/08/20	55
50	5.625%, 02/01/17	52
725	6.700%, 06/10/19	836
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,298
1,193	2.000%, 10/01/18	1,201
600	2.200%, 07/27/18	607
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	439
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,869
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,447
800	3.500%, 01/20/17	817
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	716
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	401
1,041	1.750%, 07/23/18	1,042
	U.S. Bancorp,
307	1.650%, 05/15/17	309
500	2.200%, 04/25/19	505
215	2.950%, 07/15/22	216
732	4.125%, 05/24/21	794
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,066
3,895	5.750%, 02/01/18	4,233
	Wells Fargo & Co.,
428	2.150%, 01/15/19	431
368	3.000%, 02/19/25	357
1,000	3.500%, 03/08/22	1,037
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,085
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	502

		61,225

	Capital Markets — 2.1%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,263
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
1,440	4.150%, 02/01/21	1,558
155	4.600%, 01/15/20	169
200	BlackRock, Inc., 6.250%, 09/15/17	217
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	507
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	543

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Credit Suisse AG, (Switzerland),
833	1.750%, 01/29/18	832
520	3.625%, 09/09/24	524
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	608
350	6.000%, 09/01/17	373
	Goldman Sachs Group, Inc. (The),
90	3.625%, 02/07/16	91
500	3.625%, 01/22/23	513
92	4.250%, 10/21/25	92
196	5.250%, 07/27/21	219
900	5.375%, 03/15/20	1,002
5,150	7.500%, 02/15/19	5,996
1,195	Series D, 6.000%, 06/15/20	1,365
436	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	442
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,086
	Macquarie Bank Ltd., (Australia),
291	2.600%, 06/24/19 (e)	292
1,000	5.000%, 02/22/17 (e)	1,040
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	901
	Morgan Stanley,
600	2.650%, 01/27/20	605
880	4.350%, 09/08/26	895
622	5.000%, 11/24/25	670
1,000	5.450%, 01/09/17	1,045
331	5.500%, 07/24/20	372
2,500	5.625%, 09/23/19	2,782
510	5.750%, 01/25/21	581
1,700	7.300%, 05/13/19	1,980
275	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	276
	State Street Corp.,
1,724	3.100%, 05/15/23	1,714
1,154	3.700%, 11/20/23	1,205
	UBS AG, (Switzerland),
350	4.875%, 08/04/20	387
928	5.750%, 04/25/18	1,007

		35,286

	Consumer Finance — 1.1%
400	American Express Centurion Bank, 6.000%, 09/13/17	430
	American Express Co.,
200	6.150%, 08/28/17	216
1,820	7.000%, 03/19/18	2,030
	American Honda Finance Corp.,
250	2.250%, 08/15/19	252
1,450	7.625%, 10/01/18 (e)	1,669
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	177
510	2.750%, 08/20/21	509
900	2.850%, 06/01/22	896
675	7.150%, 02/15/19	782
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	482
792	2.375%, 03/12/19	781
627	3.000%, 06/12/17	635
757	3.984%, 06/15/16	767
240	4.207%, 04/15/16	243
522	General Motors Financial Co., Inc., 3.100%, 01/15/19	522
	John Deere Capital Corp.,
753	1.600%, 07/13/18	753
65	1.700%, 01/15/20	64
650	3.150%, 10/15/21	665
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,165
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	594
1,400	2.200%, 09/15/19	1,396
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	429
1,700	2.000%, 09/15/16	1,716
800	2.625%, 01/10/23	789

		17,962

	Diversified Financial Services — 1.1%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,678
400	Countrywide Financial Corp., 6.250%, 05/15/16	409
	GE Capital International Funding Co., (Ireland),
674	0.964%, 04/15/16 (e)	675
7,238	2.342%, 11/15/20 (e)	7,220
	General Electric Capital Corp.,
636	1.600%, 11/20/17	641
200	2.100%, 12/11/19	200
125	4.375%, 09/16/20	137

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
1,919	4.625%, 01/07/21	2,122
95	5.300%, 02/11/21	108
529	5.500%, 01/08/20	600
80	5.625%, 09/15/17	86
70	5.875%, 01/14/38	86
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,554
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	800
	Shell International Finance B.V., (Netherlands),
150	3.400%, 08/12/23	153
1,555	4.300%, 09/22/19	1,677
40	4.375%, 03/25/20	43

		18,189

	Insurance — 1.1%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,854
651	Allstate Corp. (The), 3.150%, 06/15/23	653
818	American International Group, Inc., 4.125%, 02/15/24	851
621	Aon Corp., 3.125%, 05/27/16	628
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	322
267	2.450%, 12/15/15	267
2,160	5.400%, 05/15/18	2,362
61	Chubb Corp. (The), 5.750%, 05/15/18	67
	CNA Financial Corp.,
860	3.950%, 05/15/24	862
420	6.500%, 08/15/16	435
	Liberty Mutual Group, Inc.,
950	4.950%, 05/01/22 (e)	1,018
900	5.000%, 06/01/21 (e)	968
	Lincoln National Corp.,
96	4.200%, 03/15/22	101
768	4.850%, 06/24/21	831
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	821
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,225
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	708
1,600	3.000%, 01/10/23 (e)	1,598
400	3.125%, 01/11/16 (e)	401
426	3.875%, 04/11/22 (e)	448
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	320
1,024	2.150%, 06/18/19 (e)	1,024
471	Principal Financial Group, Inc., 3.125%, 05/15/23	459
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	853

		19,076

	Real Estate Investment Trusts (REITs) — 0.8%
360	American Tower Corp., 3.500%, 01/31/23	352
909	Boston Properties LP, 3.800%, 02/01/24	930
672	Duke Realty LP, 4.375%, 06/15/22	694
600	Equity Commonwealth, 6.650%, 01/15/18	638
1,752	ERP Operating LP, 4.625%, 12/15/21	1,911
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,039
469	3.875%, 08/15/24	456
577	4.250%, 11/15/23	583
	Prologis LP,
127	3.750%, 11/01/25	127
457	4.250%, 08/15/23	483
	Realty Income Corp.,
600	3.250%, 10/15/22	583
400	3.875%, 07/15/24	396
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,302
200	6.125%, 05/30/18	223
	Ventas Realty LP,
90	3.500%, 02/01/25	86
470	3.750%, 05/01/24	462
158	4.125%, 01/15/26	158
	Welltower, Inc.,
600	3.750%, 03/15/23	590
2,007	4.500%, 01/15/24	2,068

		13,081

	Total Financials	164,819

	Health Care — 1.5%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,158
1,350	4.100%, 06/15/21	1,431
117	Baxalta, Inc., 3.600%, 06/23/22 (e)	116
612	Biogen, Inc., 3.625%, 09/15/22	623
	Celgene Corp.,
1,000	3.250%, 08/15/22	999
700	3.950%, 10/15/20	736
88	Gilead Sciences, Inc., 3.250%, 09/01/22	89

		5,152

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — 0.2%
246	Becton, Dickinson & Co., 2.675%, 12/15/19	249
2,400	Medtronic, Inc., 3.500%, 03/15/25	2,430

		2,679

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	382
	Anthem, Inc.,
100	2.375%, 02/15/17	101
700	3.300%, 01/15/23	694
131	Cardinal Health, Inc., 3.750%, 09/15/25	133
	McKesson Corp.,
96	0.950%, 12/04/15	96
150	2.700%, 12/15/22	144
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,388
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	358
145	2.875%, 12/15/21	147
1,500	2.875%, 03/15/23	1,488
187	3.375%, 11/15/21	194
255	4.700%, 02/15/21	281

		5,406

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	440

	Pharmaceuticals — 0.7%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,268
316	Actavis Funding SCS, (Luxembourg), 3.450%, 03/15/22	319
250	Actavis, Inc., 3.250%, 10/01/22	248
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,177
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	609
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,879
857	Johnson & Johnson, 3.375%, 12/05/23	916
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,400
215	2.350%, 02/10/22	212
1,800	Mylan, Inc., 2.600%, 06/24/18	1,787
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,197
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	501
174	Zoetis, Inc., 1.875%, 02/01/18	173

		11,686

	Total Health Care	25,363

	Industrials — 2.9%
	Aerospace & Defense — 0.6%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	864
	Boeing Co. (The),
540	4.875%, 02/15/20	606
750	7.950%, 08/15/24	1,010
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,926
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,318
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	390
850	4.250%, 11/15/19	914
325	Northrop Grumman Corp., 5.050%, 08/01/19	355
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,466
800	3.250%, 06/15/25	796
476	Raytheon Co., 3.150%, 12/15/24	479

		10,124

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	767
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,446
1,600	3.125%, 01/15/21	1,678
425	5.125%, 04/01/19	472

		4,363

	Airlines — 0.2%
399	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	404
74	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	79
896	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	955
316	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	351
266	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	273
35	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	37
62	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	66
418	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	441

		2,606

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	427
1,200	5.500%, 09/15/19	1,327
	Waste Management, Inc.,
862	2.900%, 09/15/22	848
242	4.600%, 03/01/21	263
150	4.750%, 06/30/20	163

		3,028

	Construction & Engineering — 0.0% (g)
350	ABB Finance USA, Inc., 2.875%, 05/08/22	346
526	Fluor Corp., 3.375%, 09/15/21	541

		887

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	272

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	838
500	5.400%, 03/01/19	554
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	491
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,238
480	5.750%, 03/11/18	517
208	Roper Technologies, Inc., 3.000%, 12/15/20	208

		3,846

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	35
	Deere & Co.,
298	2.600%, 06/08/22	295
700	4.375%, 10/16/19	759
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,440
228	Parker-Hannifin Corp., 3.300%, 11/21/24	231

		2,760

	Road & Rail — 1.2%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	131
2,000	4.100%, 06/01/21	2,128
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,222
600	7.250%, 05/15/19	691
	CSX Corp.,
3,000	6.250%, 03/15/18	3,297
230	7.375%, 02/01/19	265
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	122
1,500	3.300%, 10/15/22 (e)	1,482
650	3.850%, 11/15/24 (e)	655
315	4.500%, 08/16/21 (e)	335
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	786
250	3.000%, 04/01/22	247
829	3.250%, 12/01/21	831
750	3.850%, 01/15/24	766
300	5.750%, 04/01/18	326
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	260
	Ryder System, Inc.,
555	2.450%, 09/03/19	548
290	2.500%, 03/01/17	292
535	3.500%, 06/01/17	548
100	3.600%, 03/01/16	100
	Union Pacific Corp.,
850	3.250%, 01/15/25	863
1,200	3.750%, 03/15/24	1,264
1,931	4.163%, 07/15/22	2,098

		19,257

	Total Industrials	47,143

	Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	92
181	2.900%, 03/04/21	187
90	4.450%, 01/15/20	98
975	4.950%, 02/15/19	1,072
250	5.500%, 02/22/16	253

		1,702

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	169
1,350	7.500%, 01/15/27	1,601

		1,770

	Internet Software & Services — 0.2%
2,673	eBay, Inc., 2.600%, 07/15/22	2,503

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/08/18	251

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
1,150	1.625%, 05/15/20	1,132
629	1.950%, 07/22/16	634
40	8.375%, 11/01/19	50
1,650	Xerox Corp., 5.625%, 12/15/19	1,764

		3,831

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
987	2.700%, 12/15/22	986
728	3.100%, 07/29/22	748
773	3.300%, 10/01/21	809
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	844
790	2.750%, 03/12/21	799

		4,186

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	993
	Microsoft Corp.,
486	2.375%, 05/01/23	478
1,500	4.200%, 06/01/19	1,632
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,259
720	5.750%, 04/15/18	792
50	6.500%, 04/15/38	63
539	Series NOTE, 2.800%, 07/08/21	548

		5,765

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
818	2.150%, 02/09/22	803
1,006	2.850%, 05/06/21	1,032
1,154	3.200%, 05/13/25	1,169
567	HP, Inc., 4.375%, 09/15/21	569

		3,573

	Total Information Technology	23,330

	Materials — 0.9%
	Chemicals — 0.6%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	155
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	533
800	3.500%, 10/01/24	780
104	4.125%, 11/15/21	110
17	8.550%, 05/15/19	20
	Ecolab, Inc.,
279	1.450%, 12/08/17	278
167	2.250%, 01/12/20	166
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,547
708	4.250%, 11/15/23	710
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	99
1,050	6.500%, 05/15/19	1,191
	PPG Industries, Inc.,
550	3.600%, 11/15/20	568
230	6.650%, 03/15/18	253
	Praxair, Inc.,
1,250	2.200%, 08/15/22	1,190
240	5.200%, 03/15/17	252
315	Rohm & Haas Co., 7.850%, 07/15/29	408
400	Union Carbide Corp., 7.500%, 06/01/25	479

		8,739

	Construction Materials — 0.0% (g)
250	CRH America, Inc., 3.875%, 05/18/25 (e)	249

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	382
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	333
400	3.550%, 03/01/22	276
2,267	3.875%, 03/15/23	1,524
	Nucor Corp.,
305	4.000%, 08/01/23	305
172	5.850%, 06/01/18	185
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	39
800	4.125%, 05/20/21	833
650	6.500%, 07/15/18	714

		4,591

	Paper & Forest Products — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	347

	Total Materials	13,926

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,600	3.875%, 08/15/21	1,669
750	4.450%, 05/15/21	806
2,800	5.500%, 02/01/18	3,026
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,496

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
461	1.625%, 06/28/16	463
350	2.350%, 02/14/19	351
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,009
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
525	2.750%, 09/14/16	532
50	9.000%, 03/01/31	72
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	430
409	5.134%, 04/27/20	450
114	5.462%, 02/16/21	128
	Verizon Communications, Inc.,
822	1.350%, 06/09/17	822
886	4.150%, 03/15/24	928
1,057	4.500%, 09/15/20	1,148
1,000	5.150%, 09/15/23	1,118

		14,715

	Wireless Telecommunication Services — 0.1%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	376
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,322
500	5.625%, 02/27/17	525

		2,223

	Total Telecommunication Services	16,938

	Utilities — 3.5%
	Electric Utilities — 2.6%
800	Appalachian Power Co., 4.600%, 03/30/21	858
372	Arizona Public Service Co., 3.350%, 06/15/24	379
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,569
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	245
	DTE Electric Co.,
197	2.650%, 06/15/22	195
1,000	3.375%, 03/01/25	1,018
1,500	3.650%, 03/15/24	1,575
200	3.900%, 06/01/21	214
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,334
50	6.450%, 10/15/32	62
233	Duke Energy Corp., 3.550%, 09/15/21	241
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	170
461	Duke Energy Progress LLC, 2.800%, 05/15/22	462
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	720
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	437
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	752
3,700	Georgia Power Co., 4.250%, 12/01/19	4,001
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,796
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,305
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	29
100	Series J, 3.200%, 03/15/23	99
200	Kentucky Utilities Co., 3.300%, 10/01/25	203
94	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	95
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,115
1,000	7.125%, 03/15/19	1,151
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	513
1,539	2.700%, 09/15/19	1,540
200	6.000%, 03/01/19	220
30	7.875%, 12/15/15	30
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	946
300	NSTAR Electric Co., 2.375%, 10/15/22	287
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,347
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	362
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	771
424	3.250%, 09/15/21	436
1,500	3.250%, 06/15/23	1,519
400	3.400%, 08/15/24	406
350	3.850%, 11/15/23	365
50	6.050%, 03/01/34	60
200	PacifiCorp, 5.650%, 07/15/18	219
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,606
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	791

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	218
560	Progress Energy, Inc., 4.400%, 01/15/21	594
74	Public Service Co. of Colorado, 3.200%, 11/15/20	77
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	293
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	234
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,096
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,022
650	5.500%, 08/15/18	712
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,078
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,783
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,583
1,099	2.950%, 01/15/22	1,108
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	996
545	2.950%, 09/15/21	555

		43,792

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,611
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	888

		2,499

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	186
	PSEG Power LLC,
1,290	4.150%, 09/15/21	1,335
221	4.300%, 11/15/23	221

		1,742

	Multi-Utilities — 0.5%
	AGL Capital Corp.,
939	3.500%, 09/15/21	955
550	5.250%, 08/15/19	596
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	551
	Consumers Energy Co.,
137	2.850%, 05/15/22	136
1,060	5.650%, 04/15/20	1,203
350	Dominion Resources, Inc., 4.450%, 03/15/21	373
784	DTE Energy Co., Series F, 3.850%, 12/01/23	809
	NiSource Finance Corp.,
300	3.850%, 02/15/23	308
500	5.450%, 09/15/20	551
940	6.125%, 03/01/22	1,088
100	6.800%, 01/15/19	113
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	200
1,400	9.800%, 02/15/19	1,706

		8,596

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	372
1,400	3.850%, 03/01/24	1,471

		1,843

	Total Utilities	58,472

	Total Corporate Bonds (Cost $458,458)	463,777

Foreign Government Securities — 0.3%
514	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	443
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	453
347	4.000%, 09/22/24	350
467	Republic of Poland, (Poland), 4.000%, 01/22/24	494
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	459
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	578
1,076	3.600%, 01/30/25	1,062
694	4.000%, 10/02/23	708

	Total Foreign Government Securities (Cost $4,547)	4,547

Mortgage Pass-Through Securities — 7.4%
42	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	46
192	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	213

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,211	4.500%, 05/01/41	2,394
341	5.000%, 10/01/33	381
4	6.000%, 12/01/36	5
2,009	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,085
	Federal National Mortgage Association, 15 Year, Single Family,
57	6.000%, 10/01/19 - 01/01/24	60
1,756	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	1,843
	Federal National Mortgage Association, 30 Year, Single Family,
1,493	5.000%, 08/01/40	1,661
861	6.000%, 12/01/32 - 04/01/35	986
1,341	6.500%, 10/01/36 - 10/01/38	1,537
765	7.000%, 04/01/37 - 11/01/38	902
	Federal National Mortgage Association, Other,
2,541	VAR, 0.543%, 01/01/23	2,540
1,367	VAR, 0.563%, 05/01/24	1,367
3,000	1.400%, 07/01/17	3,013
2,400	1.735%, 05/01/20	2,380
1,953	1.940%, 07/01/19	1,968
4,800	2.010%, 06/01/20	4,810
1,453	2.140%, 04/01/19	1,475
944	2.190%, 12/01/22	936
2,574	2.340%, 12/01/22	2,567
2,427	2.350%, 05/01/23	2,417
1,578	2.395%, 01/01/22	1,589
4,869	2.400%, 12/01/22 - 07/01/23	4,851
3,806	2.410%, 01/01/23	3,805
1,262	2.490%, 10/01/17	1,285
3,000	2.520%, 05/01/23	2,983
2,097	2.530%, 03/01/23	2,110
1,000	2.590%, 11/01/21	1,015
1,310	2.630%, 09/01/21	1,334
2,000	2.650%, 08/01/22	2,024
2,000	2.670%, 07/01/22	2,028
2,083	2.680%, 05/01/25	2,070
2,637	2.703%, 04/01/23	2,673
2,200	2.810%, 04/01/25	2,194
1,125	2.900%, 06/01/22	1,162
1,491	3.020%, 06/01/25	1,517
3,704	3.030%, 12/01/21 - 04/01/27	3,759
1,941	3.050%, 10/01/20	2,023
2,500	3.100%, 09/01/25	2,548
1,364	3.110%, 10/01/21	1,419
1,500	3.370%, 11/01/20	1,582
5,000	3.380%, 01/01/18 - 12/01/23	5,195
1,282	3.450%, 11/01/23	1,349
1,000	3.480%, 12/01/20	1,059
6,353	3.500%, 05/01/43 - 06/01/43	6,596
1,693	3.590%, 10/01/20	1,799
1,150	3.690%, 11/01/23	1,227
4,683	3.743%, 06/01/18	4,880
3,400	3.770%, 09/01/21	3,655
2,305	3.804%, 05/01/22	2,461
1,214	3.860%, 07/01/21	1,304
3,790	4.000%, 07/01/42	4,057
1,000	4.040%, 10/01/20	1,083
1,000	4.260%, 07/01/21	1,098
3,289	4.295%, 06/01/21	3,608
1,877	4.330%, 04/01/21	2,060
740	4.369%, 02/01/20	804
943	4.640%, 01/01/21	1,045
383	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	430

	Total Mortgage Pass-Through Securities (Cost $121,894)	123,267

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $641)	639

U.S. Government Agency Securities — 16.0%
20,000	Federal Home Loan Bank, 0.750%, 08/28/17	19,942
	Federal Home Loan Mortgage Corp.,
30,000	0.750%, 07/14/17	29,922
5,000	0.750%, 01/12/18	4,965
25,000	1.250%, 10/02/19	24,657
61,000	2.375%, 01/13/22	62,051
	Federal National Mortgage Association,
51,450	1.750%, 06/20/19	51,943
70,000	2.625%, 09/06/24	71,134
735	Tennessee Valley Authority, 1.750%, 10/15/18	744

	Total U.S. Government Agency Securities (Cost $262,666)	265,358

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 20.1%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	42,905
161,705	0.125%, 04/15/17	169,181
33,300	0.125%, 01/15/22	34,184
10,000	0.125%, 07/15/22	10,112
2,000	0.250%, 01/15/25	1,937
9,100	1.375%, 01/15/20	10,465
40,000	1.625%, 01/15/18	46,969
15,000	2.000%, 01/15/16	17,975

	Total U.S. Treasury Obligations (Cost $337,920)	333,728

SHARES
Short-Term Investment — 4.9%
	Investment Company — 4.9%
81,289	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) † (Cost $81,289)	81,289

	Total Investments — 103.4% (Cost $1,709,821)	1,717,640
	Liabilities in Excess of Other Assets — (3.4)%	(56,906)

	NET ASSETS — 100.0%	$1,660,734

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(292)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(420)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(1,907)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(841)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	(238)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,773)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(1,034)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(520)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(470)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(1,222)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(591)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	(208)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	(209)
Citibank, N.A.	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(955)
Citibank, N.A.	1.478% at termination	CPI-U at termination	04/02/2017	4,000	(6)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(1,075)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(1,120)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(3,617)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(266)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	20,000	(1,498)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(245)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,317)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,872)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(3,405)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(2,542)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,599)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(3,389)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(2,084)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	(363)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/2020	32,000	(220)
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/2020	18,000	3
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(1,085)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(875)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	20,000	(1,649)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(576)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/2025	37,000	(341)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	11,000	(1,570)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/2045	3,000	58
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(1,482)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(1,564)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(1,390)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(1,995)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(6,514)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(974)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,571)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(1,181)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/2020	93,000	279
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(1,346)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(401)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(2,781)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(175)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(1,102)

					$(65,530)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(r)	—	Rates are per annum and payments are as described.
†	—	Approximately $60,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,147
Aggregate gross unrealized depreciation	(12,328)

Net unrealized appreciation/depreciation	$7,819

Federal income tax cost of investments	$1,709,821

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$118,416	$877	$119,293
Collateralized Mortgage Obligations
Agency CMO	—	266,590	—	266,590
Non-Agency CMO	—	8,758	230	8,988

Total Collateralized Mortgage Obligations	—	275,348	230	275,578

Commercial Mortgage-Backed Securities	—	49,129	1,035	50,164
Corporate Bonds
Consumer Discretionary	—	33,477	—	33,477
Consumer Staples	—	33,684	—	33,684
Energy	—	46,625	—	46,625
Financials	—	164,819	—	164,819
Health Care	—	25,363	—	25,363
Industrials	—	47,143	—	47,143
Information Technology	—	23,330	—	23,330
Materials	—	13,926	—	13,926
Telecommunication Services	—	16,938	—	16,938
Utilities	—	58,472	—	58,472

Total Corporate Bonds	—	463,777	—	463,777

Foreign Government Securities	—	4,547	—	4,547
Mortgage Pass-Through Securities	—	123,267	—	123,267
Supranational	—	639	—	639
U.S. Government Agency Securities	—	265,358	—	265,358
U.S. Treasury Obligations	—	333,728	—	333,728
Short-Term Investment
Investment Company	81,289	—	—	81,289

Total Investments in Securities	$81,289	$1,634,209	$2,142	$1,717,640

Appreciation in Other Financial Instruments
Swaps	$—	$340	$—	$340

Depreciation in Other Financial Instruments
Swaps	$—	$(65,870)	$—	$(65,870)

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Inflation Managed Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$25,073	$—	$(7)	$—	$—	$(5,246)	$—	$(18,943)	$877
Collateralized Mortgage Obligations - Non-Agency CMO	599	—	5	—	—	(262)	—	(112)	230
Commercial Mortgage-Backed Securities	2,262	—	(6)	—	—	(748)	—	(473)	1,035
Corporate Bonds - Industrials	2,747	—	1	—	—	—	—	(2,748)	—
Corporate Bonds - Telecommunication Services	1,079	—	(18)	—	—	(1,061)	—	—	—

Total	$31,760	$—	$(25)	$—	$—	$(7,317)	$—	$(22,276)	$2,142

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2).

***FILE TO COME***

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $XXX. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

B. Derivatives — The Fund used instruments including swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation- linked swaps to manage credit inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.0% (t)
	Alabama — 0.5%
	Education — 0.2%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,421
2,000	Series A, Rev., 5.000%, 02/01/24	2,439
2,000	Series A, Rev., 5.000%, 02/01/25	2,426

		7,286

	Other Revenue — 0.2%
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,559
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,063
3,590	Rev., 5.000%, 03/01/27	4,235

		10,857

	Prerefunded — 0.1%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	1,985
2,000	City of Huntsville, School Capital Improvement Warrants, Series B, GO, 5.000%, 09/01/18 (p)	2,217

		4,202

	Total Alabama	22,345

	Alaska — 0.7%
	Other Revenue — 0.6%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,206
	Alaska Municipal Bond Bank Authority,
165	Rev., 5.250%, 09/01/23	183
30	Rev., 5.375%, 09/01/25	33
30	Rev., 5.500%, 09/01/27	33
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,020

		24,475

	Prerefunded — 0.1%
	Alaska Municipal Bond Bank Authority,
835	Rev., 5.250%, 09/01/18 (p)	931
970	Rev., 5.375%, 09/01/18 (p)	1,085
970	Rev., 5.500%, 09/01/18 (p)	1,088

		3,104

	Total Alaska	27,579

	Arizona — 2.5%
	Certificate of Participation/Lease — 0.6%
15,000	Arizona School Facilities Board, COP, 5.750%, 09/01/18	16,896
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,131
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,122
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,236

		23,385

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,947
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,143

		4,090

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,912
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,052
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,143
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,315

		9,422

	Hospital — 0.1%
2,500	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/23	2,704
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,106

		3,810

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,016

	Other Revenue — 0.3%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	5,405
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,545
1,000	Series B, Rev., 5.000%, 07/01/24	1,171

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,236
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,182
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,973

		13,512

	Prerefunded — 0.4%
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/18 (p)	1,116
	Arizona Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16 (p)	5,138
2,000	Series A, Rev., 5.000%, 07/01/18 (p)	2,204
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,363
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,504

		16,325

	Special Tax — 0.0% (g)
500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	534

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,151
2,000	Series A, Rev., 5.000%, 07/01/27	2,279
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,731

		5,161

	Utility — 0.4%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,701
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,487
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,087
500	Series A, Rev., 5.000%, 01/01/21	558
1,000	Series A, Rev., 5.000%, 01/01/22	1,084
4,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	4,984

		13,901

	Water & Sewer — 0.3%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,156
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,724
1,875	Rev., 5.250%, 07/01/23	2,342
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,259
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,234

		9,715

	Total Arizona	100,871

	California — 18.4%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	8,026
	Deserts Sands, Unified School District,
1,000	COP, 4.000%, 03/01/19	1,089
1,250	COP, 5.000%, 03/01/22	1,478
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,423

		12,016

	Education — 1.8%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.000%, 01/01/33	3,189
1,000	Series A, Rev., 5.000%, 01/01/28	1,227
880	Series A, Rev., 5.000%, 01/01/29	1,067
1,185	Series A, Rev., 5.000%, 01/01/30	1,424
1,500	Series A, Rev., 5.000%, 01/01/31	1,794
1,000	Series A, Rev., 5.000%, 01/01/32	1,193
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	933
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,212

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,071
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,279
5,130	Series H, Rev., 5.000%, 09/01/30	5,989
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,617
	California State University, Systemwide,
2,350	Series A, Rev., 5.000%, 11/01/23	2,911
3,225	Series A, Rev., 5.000%, 11/01/24	4,036
2,285	Series A, Rev., 5.000%, 11/01/30	2,727
	Regents of the University of California,
2,350	Series AO, Rev., 5.000%, 05/15/23	2,891
1,435	Series AO, Rev., 5.000%, 05/15/25	1,801
	Regents of the University of California, Limited Project,
3,500	Series I, Rev., 5.000%, 05/15/22	4,247
2,000	Series I, Rev., 5.000%, 05/15/23	2,461
4,500	Series I, Rev., 5.000%, 05/15/24	5,581
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,458
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,970

		75,078

	General Obligation — 8.5%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,521
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,147
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	469
910	GO, AGM, 5.000%, 08/01/25	937
3,000	County of Los Angeles, Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/27	3,647
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,607
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.000%, 09/01/25	1,690
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,999
3,540	GO, 5.000%, 08/01/30	4,154
2,000	County of San Diego, Carlsbad Unified School District, 2006 Election, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,934
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	14,343
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,205
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,686
1,000	Series C, GO, Zero Coupon, 08/01/27	726
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,084
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	3,031
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,937
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,597
	Los Angeles Community College District,
2,500	Series A, GO, 4.000%, 08/01/33	2,686
9,000	Series A, GO, 5.000%, 08/01/30	10,659
15,000	Series A, GO, 5.000%, 08/01/31	17,688
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	10,960
	Los Angeles Unified School District,
9,000	Series A-2, GO, 5.000%, 07/01/21	10,760
7,750	Series B, GO, AGM, 4.750%, 07/01/19	7,949
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,053
11,670	Series C, GO, 5.000%, 07/01/24	14,508
36,915	Series C, GO, 5.000%, 07/01/25	45,678
5,505	Series C, GO, 5.000%, 07/01/26	6,746
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	6,991

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/33	512
725	GO, Zero Coupon, 07/01/35	335
1,150	GO, Zero Coupon, 07/01/36	505
1,950	GO, Zero Coupon, 07/01/37	815
750	GO, Zero Coupon, 07/01/38	297
1,250	GO, Zero Coupon, 07/01/41	428
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.000%, 08/01/25	4,687
1,750	GO, 5.000%, 08/01/26	2,160
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	5,934
1,200	San Diego Unified School District, Election of 2012, Series F, GO, 4.000%, 07/01/33 (w)	1,281
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/30	3,649
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,676
5,000	State of California, GO, 5.000%, 08/01/16	5,158
	State of California, Various Purpose,
14,100	GO, 5.000%, 04/01/17	14,934
1,000	GO, 5.000%, 09/01/19	1,143
4,655	GO, 5.000%, 09/01/20	4,710
12,120	GO, 5.000%, 03/01/25	14,938
100	GO, 5.000%, 10/01/29	109
24,000	GO, 5.000%, 08/01/30	28,392
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,511
6,800	GO, 5.500%, 04/01/21	7,799
15,000	GO, 5.625%, 04/01/26	17,222
6,685	GO, 6.500%, 04/01/33	7,920
1,565	GO, AMBAC, 5.000%, 02/01/27	1,957
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,043

		349,512

	Other Revenue — 4.1%
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., VAR, 1.500%, 04/02/18	7,052
	California Health Facilities Financing Authority, Cedars-Sinal Medical Center,
1,500	Rev., 5.000%, 11/15/26	1,843
6,500	Rev., 5.000%, 11/15/27	7,917
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,734
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,346
	California Infrastructure & Economic Development Bank,Refuding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.000%, 11/01/24	1,980
1,000	Series A, Rev., 5.000%, 11/01/26	1,189
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,825
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,135
	California State Public Works Board, Department of General Services,
2,500	Series F, Rev., 5.000%, 05/01/22	2,991
3,000	Series F, Rev., 5.000%, 05/01/23	3,622
5,395	Series F, Rev., 5.000%, 05/01/24	6,570
6,445	Series F, Rev., 5.000%, 05/01/25	7,897
3,100	Series F, Rev., 5.000%, 05/01/26	3,760
5,000	Series F, Rev., 5.000%, 05/01/27	6,026
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,304
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,435
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,583
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31	3,957
3,075	Series B, Rev., 5.000%, 07/01/32	3,566
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	15,065
2,000	Series C, Rev., 5.000%, 06/01/26	2,369
	Contra Costa County Transportation Authority, Sales Tax,
1,195	Series A, Rev., 4.000%, 03/01/26	1,378
2,000	Series A, Rev., 5.000%, 03/01/24	2,478
1,250	Series A, Rev., 5.000%, 03/01/25	1,568
3,400	Series A, Rev., 5.000%, 03/01/33	4,033
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/26	2,202

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,363
2,000	Rev., AGM, 5.000%, 08/01/20	2,180
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,698
1,250	Series A, Rev., 5.000%, 06/01/20	1,445
1,000	Series A, Rev., 5.000%, 06/01/21	1,178
4,000	Series A, Rev., 5.000%, 06/01/32	4,628
10,855	Series A, Rev. , 5.000%, 06/01/33	12,532
10,000	Series A, Rev., 5.000%, 06/01/34	11,483
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,351
10,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	11,767
	San Francisco Bay Area Rapid Transit District,
355	Series A, Rev., 5.000%, 07/01/24	442
510	Series A, Rev., 5.000%, 07/01/25	641
475	Series A, Rev., 5.000%, 07/01/26	594
1,250	Series A, Rev., 5.000%, 07/01/32	1,450
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29	10,026

		167,603

	Prerefunded — 1.8%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,298
35	Series C, Rev., 6.500%, 10/01/18 (p)	40
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	2,832
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,270
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
5,250	Series A, Rev., 5.000%, 12/01/15 (p)	5,251
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/15 (p)	1,000
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,838
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	10,599
	San Diego Public Facilities Financing Authority,
8,365	Series A, Rev., 5.000%, 05/15/19 (p)	9,487
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/19 (p)	1,151
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	967
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,731
	University of California,
25,000	Series O, Rev., 5.750%, 05/15/19 (p)	28,960

		72,424

	Transportation — 0.1%
	City of Los Angeles, Harbor Department,
475	Series A, Rev., 5.000%, 08/01/22	578
425	Series A, Rev., 5.000%, 08/01/23	523
450	Series A, Rev., 5.000%, 08/01/24	558

		1,659

	Utility — 0.8%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series D, Rev., 5.000%, 07/01/28	1,494
2,710	Series D, Rev., 5.000%, 07/01/30	3,196
2,500	Series D, Rev., 5.000%, 07/01/31	2,932
4,750	Series D, Rev., 5.000%, 07/01/34	5,507
250	Series D, Rev., 5.000%, 07/01/35	289
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,904
9,545	Series A, Rev., 5.250%, 11/15/22	11,165
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,862

		34,349

	Water & Sewer — 1.0%
300	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	372
2,890	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	3,365

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,046
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,052
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,204
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,367
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,549
13,095	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/29	15,473
3,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.000%, 05/15/21	3,989

		40,417

	Total California	753,058

	Colorado — 3.4%
	General Obligation — 1.0%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,861
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,474
9,500	GO, 5.000%, 12/15/22	11,505

		40,840

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,281

	Prerefunded — 2.3%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,209
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	27,102
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,707
	Dawson Ridge Metropolitan District No.1,
10,000	Series A, GO, Zero Coupon, 10/01/22 (p)	8,762
2,000	Series B, GO, Zero Coupon, 10/01/22 (p)	1,753
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,605
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,280
750	Series A, Rev., 5.750%, 06/01/19 (p)	869

		94,287

	Total Colorado	140,408

	Connecticut — 0.8%
	General Obligation — 0.3%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,639
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	6,973

		14,612

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,342
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,405

		2,747

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	122
350	Series A, Rev., 5.000%, 08/15/25	425
150	Series A, Rev., 5.000%, 08/15/26	181
250	Series A, Rev., 5.000%, 08/15/27	300
300	Series A, Rev., 5.000%, 08/15/29	355
100	Series A, Rev., 5.500%, 08/15/23	128
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	4,975
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,368

		8,854

	Transportation — 0.2%
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure, Series A, Rev., 5.000%, 08/01/26	6,093
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,353

		8,446

	Total Connecticut	34,659

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Delaware — 0.4%
	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,326
4,000	Series B, GO, 5.000%, 07/01/22	4,867
3,710	Series B, GO, 5.000%, 07/01/23	4,576
1,000	Series C, GO, 5.000%, 10/01/25	1,268
350	State of Delaware, Unrefunded, GO, 5.000%, 07/01/23	406

		13,443

	Prerefunded — 0.1%
1,650	State of Delaware, Prerefunded, GO, 5.000%, 07/01/20 (p)	1,927

	Total Delaware	15,370

	District of Columbia — 0.1%
	Other Revenue — 0.1%
500	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	500
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,763

	Total District of Columbia	6,263

	Florida — 1.6%
	General Obligation — 0.9%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,477
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,251
1,250	Series A, GO, 5.000%, 06/01/25	1,459
14,600	Series D, GO, 5.000%, 06/01/24	17,112
1,260	Series D, GO, 5.500%, 06/01/18	1,405
4,515	Series E, GO, 5.000%, 06/01/19	5,129
4,740	Series E, GO, 5.000%, 06/01/20	5,522

		38,355

	Housing — 0.1%
1,440	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	1,514
775	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	808

		2,322

	Other Revenue — 0.4%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,161
1,250	Rev., 5.000%, 04/01/24	1,465
765	City of Gulf Breeze, Local Government Loan Program, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	765
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,674
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,368
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,767
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,080

		14,280

	Prerefunded — 0.2%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17 (p)	4,005
5,800	Florida State Board of Education, Public Education Capital Outlay, Series F, GO, 5.000%, 06/01/16 (p)	5,995

		10,000

	Utility — 0.0% (g)
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,690

	Water & Sewer — 0.0% (g)
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	591

	Total Florida	67,238

	Georgia — 2.9%
	Education — 0.0% (g)
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,283

	General Obligation — 0.6%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,888
2,000	GO, 5.000%, 02/01/26	2,310
5,000	County of Henry, Water & Sewerage Authority, GO, BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,395
1,500	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	1,577

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
10,000	State of Georgia, Series B, GO, 5.000%, 01/01/20	11,222

		24,392

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,047

	Other Revenue — 0.4%
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,184
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., GAN, AGM, 5.000%, 06/01/19	2,703
5,000	Series A, Rev., GAN, AGM, 5.000%, 06/01/20	5,475
1,015	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,097

		17,459

	Prerefunded — 0.1%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,441

	Transportation — 0.3%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,911

	Utility — 0.3%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,161
1,960	Rev., 5.000%, 12/01/22	2,268
1,000	Rev., 5.000%, 12/01/23	1,152
4,250	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/30	5,008
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,727

		11,316

	Water & Sewer — 1.1%
2,110	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/29	2,498
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,388
445	Series A, Rev., 5.000%, 05/01/27	529
595	Series A, Rev., 5.000%, 05/01/28	704
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	6,998
6,565	Rev., 5.000%, 07/01/21	7,387
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,828
8,660	Series B, Rev., 5.250%, 10/01/23	10,633
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,950

		43,915

	Total Georgia	119,764

	Hawaii — 1.0%
	General Obligation — 0.6%
	City & County of Honolulu,
8,695	Series B, GO, 5.000%, 10/01/27	10,677
3,000	Series C, GO, 5.000%, 10/01/25	3,753
3,000	Series C, GO, 5.000%, 10/01/27	3,684
	State of Hawaii,
20	GO, 5.000%, 05/01/21	22
5,000	Series DY, GO, 5.000%, 02/01/19	5,613

		23,749

	Prerefunded — 0.0% (g)
980	State of Hawaii, Series DK, GO, 5.000%, 05/01/18 (p)	1,075

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,594
520	Rev., 5.250%, 01/01/18	568
5,120	Rev., 5.250%, 01/01/21	5,703
2,450	Rev., 6.000%, 01/01/29	2,778

		15,643

	Total Hawaii	40,467

	Idaho — 0.5%
	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	13,776

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.000%, 07/15/25	3,052
4,800	Series A, Rev., GRAN, 5.000%, 07/15/26	5,756

		8,808

	Total Idaho	22,584

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — 2.4%
	General Obligation — 0.6%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,891
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,528
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,548
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,114
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.000%, 01/01/27	1,733
1,700	Series D, GO, 5.000%, 01/01/34	1,888
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,771
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	992
830	GO, 5.750%, 06/01/27	913
620	GO, 5.750%, 06/01/28	677

		24,055

	Other Revenue — 0.3%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	160
200	Rev., 5.000%, 01/01/21	213
150	Rev., 5.000%, 01/01/22	160
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,860
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,172
2,000	Series A, Rev., 5.000%, 11/15/23	2,373
1,000	Series A, Rev., 5.000%, 11/15/24	1,196
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,977
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,591

		12,702

	Prerefunded — 1.0%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16 (p)	5,019
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/16 (p)	12,004
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,514
4,320	County of Winnebago, Public Safety Sales Tax Alternate Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,337
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	13,466
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.750%, 06/01/18 (p)	1,313

		40,653

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.500%, 03/01/30	3,484
4,500	Rev., 5.000%, 03/01/27	5,241
4,000	Rev., 5.000%, 03/01/28	4,609

		13,334

	Water & Sewer — 0.2%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,336
700	Rev., 5.000%, 01/01/22	785
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,676
600	Rev., 5.000%, 11/01/22	675
1,000	Rev., 5.000%, 11/01/27	1,111
500	Rev., 5.000%, 11/01/30	545

		6,128

	Total Illinois	96,872

	Indiana — 1.4%
	Education — 0.2%
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,351
1,000	Series A, Rev., 5.000%, 06/01/32	1,157
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	340

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
750	Rev., 5.000%, 07/15/23	910
1,255	Rev., 5.000%, 07/15/24	1,538

		6,296

	Other Revenue — 1.0%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	384
375	Series B, Rev., 5.000%, 01/01/23	438
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,215	Rev., 5.000%, 02/01/24	1,466
1,150	Rev., 5.000%, 08/01/24	1,383
500	Rev., 5.000%, 02/01/25	596
1,140	Rev., 5.000%, 08/01/26	1,340
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,062
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,768
5,205	Series A, Rev., 5.000%, 02/01/30	6,062
18,805	Series C, Rev., 5.000%, 02/01/21	21,552
3,000	Series C, Rev., 5.000%, 02/01/30	3,468
1,210	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,310

		42,829

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,141

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	850
1,245	Series D, Rev., 5.000%, 01/01/24	1,475

		2,325

	Water & Sewer — 0.0% (g)
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,172

	Total Indiana	55,763

	Iowa — 0.8%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,504
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,207

		8,711

	Housing — 0.0% (g)
245	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	253

	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,348
12,905	Rev., 5.000%, 08/01/29	15,108
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	584

		22,040

	Total Iowa	31,004

	Kansas — 2.4%
	General Obligation — 0.0% (g)
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	772

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.000%, 09/01/25 (w)	4,283

	Prerefunded — 1.2%
25,000	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,971
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,250

		49,221

	Transportation — 1.1%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,315
3,800	Series A, Rev., 5.000%, 09/01/22	4,372
	State of Kansas, Department of Transportation, Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,217
2,500	Series A, Rev., 5.000%, 09/01/18	2,778
7,000	Series A, Rev., 5.000%, 09/01/19	8,014
7,000	Series A, Rev., 5.000%, 09/01/20	8,210

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
5,750	Series C, Rev., 5.000%, 09/01/24	6,991

		42,897

	Total Kansas	97,173

	Kentucky — 0.8%
	Other Revenue — 0.2%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,047
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,676
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,172
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,396
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,657
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,118
	Kentucky State Property & Buildings Commission, Unrefunded Balance,
10	Rev., NATL-RE, 5.000%, 03/01/19	10
30	Rev., NATL-RE, 5.000%, 03/01/20	32

		8,108

	Prerefunded — 0.3%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,213
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,617
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,078
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	3,123
	Kentucky State Property & Buildings Commission,
2,210	Rev., NATL-RE, 5.000%, 03/01/17 (p)	2,331
1,000	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AMBAC, 5.000%, 05/15/16 (p)	1,021

		11,383

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	5,964

	Water & Sewer — 0.2%
1,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AGC, 5.000%, 05/15/22	1,641
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,796

		6,437

	Total Kentucky	31,892

	Louisiana — 1.7%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,596
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,069
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,089

		3,754

	Housing — 0.0% (g)
248	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	256
710	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	753

		1,009

	Other Revenue — 0.4%
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,536
2,960	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,373
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,828
2,125	Rev., AGC, 5.000%, 08/01/21	2,388
3,490	Rev., AGC, 5.250%, 08/01/19	3,995

		16,120

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 1.2%
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,884
7,060	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	7,145
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/19 (p)	1,440
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	17,115
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,064
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	17,049
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,277
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,530

		49,504

	Total Louisiana	70,387

	Maryland — 0.7%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,405

	General Obligation — 0.2%
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,758

	Private Placement — 0.0% (g)
369	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16	370

	Special Tax — 0.1%
2,400	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	2,992

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	10,545
2,145	State of Maryland, Department of Transportation, Rev., GRAN, 5.000%, 12/01/18	2,399

		12,944

	Total Maryland	27,469

	Massachusetts — 3.5%
	Education — 0.2%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,656
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,225
2,100	Series M, Rev., 5.250%, 07/01/29	2,759

		9,640

	General Obligation — 2.1%
	Commonwealth of Massachusetts,
2,500	Series C, GO, 5.000%, 07/01/23	3,008
10,000	Series F, GO, 5.000%, 11/01/26	11,970
32,950	Series F, GO, 5.000%, 11/01/27	39,209
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,415
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/25	6,280
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,161

		87,043

	Other Revenue — 1.0%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,296
2,250	Series A, Rev., 5.250%, 07/01/25	2,831
10,530	Series A, Rev., 5.250%, 07/01/27	13,403
5,000	Series A, Rev., 5.250%, 07/01/29	6,455
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,286
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,823

		39,094

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series D, GO, 5.000%, 08/01/16 (p)	1,031
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,101

		2,132

	Transportation — 0.0% (g)
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,779

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,867

	Total Massachusetts	143,555

	Michigan — 1.5%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,404

	General Obligation — 0.5%
2,060	City of Jackson, Capital Appreciation, Downtown Development, GO, AGM, Zero Coupon, 06/01/18	1,976
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,188
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,733
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,352
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,085
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,525
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,451
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	316
4,300	State of Michigan, GO, 5.000%, 12/01/28	5,171

		20,797

	Other Revenue — 0.5%
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	6,811
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,116
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,103
170	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	171
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,399
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,534
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,565
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,658
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,345
610	Rev., 5.000%, 11/15/26	710
1,035	Rev., 5.000%, 11/15/27	1,201

		20,613

	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,162
1,000	Series A, Rev., 5.500%, 07/01/41	1,178
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,476
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,581

		5,397

	Water & Sewer — 0.3%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,194
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,038
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,790
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,039

		10,061

	Total Michigan	61,272

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — 0.7%
	General Obligation — 0.7%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	577
800	Series A, GO, Zero Coupon, 02/01/23	687
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,420
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,696
10,000	Series H, GO, 5.000%, 11/01/19	11,493

		25,873

	Other Revenue — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,084

	Total Minnesota	26,957

	Mississippi — 0.8%
	Prerefunded — 0.8%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,364

	Missouri — 2.5%
	General Obligation — 0.0% (g)
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	723

	Housing — 0.0% (g)
165	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	175
400	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	425

		600

	Other Revenue — 0.8%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,628
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
8,000	Series A, Rev., 5.000%, 01/01/20	9,233
3,645	Series B, Rev., 5.000%, 07/01/22	4,323
3,740	Series B, Rev., 5.000%, 07/01/24	4,377
3,905	Series B, Rev., 5.000%, 07/01/29	4,538
2,050	Series B, Rev., 5.000%, 07/01/30	2,383
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,137

		32,619

	Prerefunded — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/21 (p)	1,619
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,125

		4,744

	Transportation — 1.6%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,592
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	32,697
	Missouri Highways & Transportation Commission, Senior Lien,
7,985	Rev., 5.000%, 02/01/21	8,393
16,815	Series C, Rev., 5.000%, 02/01/22	20,288

		65,970

	Total Missouri	104,656

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,753
1,500	Rev., GAN, 5.000%, 06/01/23	1,638

	Total Montana	3,391

	Nebraska — 0.1%
	Other Revenue — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,143

	Prerefunded — 0.0% (g)
190	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16 (p)	191

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.1%
2,310	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,319

	Total Nebraska	4,653

	New Jersey — 1.3%
	Certificate of Participation/Lease — 0.2%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,706
3,300	Series A, COP, 5.000%, 06/15/21	3,560

		6,266

	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
6,500	Series XX, Rev., 5.000%, 06/15/19	6,969
9,500	Series XX, Rev., 5.000%, 06/15/21	10,305
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,365

		22,639

	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,631
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,133

		6,764

	Prerefunded — 0.0% (g)
50	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/16 (p)	52

	Transportation — 0.3%
4,750	New Jersey State Turnpike Authority, Rev., 3.375%, 01/01/31	4,725
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	509
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,521

		10,755

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,338
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,478
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,542
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,732

		6,090

	Total New Jersey	52,566

	New Mexico — 0.7%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
345	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	363
1,025	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,082
1,245	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,319

		2,764

	Other Revenue — 0.3%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28	1,110
1,150	Rev., 5.000%, 06/01/29	1,363
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,271
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,938
1,645	Series B, Rev., 5.000%, 06/01/21	1,796
1,890	Series B, Rev., 5.000%, 06/01/26	2,051
2,050	Series B, Rev., 5.000%, 06/01/28	2,218
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,746

		13,493

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,652

	Total New Mexico	27,909

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — 19.2%
	Education — 0.3%
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,633
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,874
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,767

		13,274

	General Obligation — 0.5%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,631
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,473
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,770
15	Series J, GO, 5.000%, 06/01/21	15
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	111

		21,000

	Other Revenue — 9.1%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,197
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	5,925
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,499
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,336
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,257
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,402
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	3,974
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,439
3,835	Series B, Rev., 5.000%, 02/01/26	4,466
7,020	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/22	8,064
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,584
	New York Convention Center Development Corporation, Hotel Unit fee Secured,
4,610	Rev., 5.000%, 11/15/24	5,630
2,250	Rev., 5.000%, 11/15/25	2,766
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,094
4,050	Series C, Rev., 5.000%, 04/01/17	4,289
20,000	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	23,171
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,647
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,383
	New York State Dormitory Authority, State Sales Tax,
26,300	Series A, Rev., 5.000%, 03/15/21	31,118
12,400	Series A, Rev., 5.000%, 03/15/25	15,306
5,500	Series A, Rev., 5.000%, 03/15/30	6,488
5,000	Series A, Rev., 5.000%, 03/15/31	5,869
22,225	Series A, Rev., 5.000%, 03/15/32	25,981
20,000	New York State Dormitory Authority, State Sales Tax, Group A, Series B, Rev., 5.000%, 03/15/34	23,613
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	639
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,372
2,000	Series A, Rev., 5.000%, 05/15/28	2,340

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	11,095
5,635	Series A, Rev., 5.000%, 06/15/25	6,991
4,345	Series B, Rev., 5.000%, 06/15/27	5,147
7,280	Series D, Rev., 5.000%, 06/15/25	8,750
5,325	Series D, Rev., 5.000%, 06/15/27	6,359
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	7,983
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,521
7,820	Series D, Rev., 5.500%, 01/01/19	8,869
	Sales Tax Asset Receivable Corp.,
665	Series A, Rev., 5.000%, 10/15/25	823
2,500	Series A, Rev., 5.000%, 10/15/26	3,069
3,785	Series A, Rev., 5.000%, 10/15/29	4,561
12,500	Series A, Rev., 5.000%, 10/15/31	14,874
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,236
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	30,052
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,073
	Utility Debt Securitization Authority,
1,500	Series TE, Rev., 5.000%, 12/15/29	1,792
4,250	Series TE, Rev., 5.000%, 12/15/41	4,876

		371,920

	Prerefunded — 0.5%
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Subseries A-1, Rev., 5.000%, 12/07/15 (p)	1,502
5,640	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	6,476
200	New York State Dormitory Authority, State Personal Income Tax, Prerefunded, Series D, Rev., 5.000%, 09/15/16 (p)	207
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	1,340
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/17 (p)	5,363
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,554

		20,442

	Special Tax — 4.6%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	5,743
10,000	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Rev., 5.500%, 04/01/19	11,453
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	5,467
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	24,034
7,000	Series A, Rev., 5.000%, 03/15/27	8,504
10,000	Series A, Rev., 5.000%, 02/15/28	11,940
20,000	Series A, Rev., 5.000%, 12/15/28	23,651
5,000	Series A, Rev., 5.000%, 02/15/29	5,914
4,900	Series A, Rev., 5.000%, 12/15/29	5,830
3,000	Series A, Rev., 5.000%, 02/15/43	3,370
9,000	Series B, Rev., 5.000%, 03/15/24	10,696
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
1,425	Series A, Rev., 5.250%, 02/15/27	1,595
1,255	Series D, Rev., 5.000%, 03/15/17	1,302
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,388
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.000%, 03/15/26	12,797
17,000	Series A, Rev., 5.250%, 03/15/19	19,242
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,085

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax –– continued
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,683
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,524
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,708
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,427

		189,353

	Transportation — 2.4%
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	13,578
3,000	Subseries C-1, Rev., 5.000%, 11/15/35	3,452
6,000	Subseries C-1, Rev., 5.250%, 11/15/29	7,252
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	22,465
2,050	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/17	2,164
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,515
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,545
5,000	Rev., 5.000%, 05/01/33	5,703
	Port Authority of New York & New Jersey, Consolidated, 194th Series,
4,000	Rev., 4.000%, 10/15/45	4,159
7,500	Rev., 5.000%, 10/15/41	8,662
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,589
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,825
2,500	Series B, Rev., 5.000%, 11/15/30	2,971

		98,880

	Utility — 1.6%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,260
	Utility Debt Securitization Authority,
24,730	Rev., 5.000%, 12/15/27	30,669
15,250	Rev., 5.000%, 12/15/36	18,052
5,000	Rev., 5.000%, 12/15/37	5,890
3,500	Series TE, Rev., 5.000%, 12/15/32	4,128

		64,999

	Water & Sewer — 0.2%
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,496
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,817

		6,313

	Total New York	786,181

	North Carolina — 1.8%
	General Obligation — 1.1%
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,368
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	23,349
15,000	Series B, GO, 5.000%, 06/01/19	17,051

		42,768

	Other Revenue — 0.3%
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	470
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,269
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,663
3,500	Rev., 5.000%, 06/01/19	3,956
1,365	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/19	1,467

		13,825

	Prerefunded — 0.4%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,368
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	5,446
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	879
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.000%, 05/01/19 (p)	5,659

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued

		15,352

	Total North Carolina	71,945

	Ohio — 1.5%
	Education — 0.1%
2,475	Ohio Higher Educational Facility, Unrefunded Balance, Rev., 5.000%, 11/01/19	2,673

	General Obligation — 0.0% (g)
500	City of Dublin, Various Purpose, GO, 5.000%, 12/01/25	634

	Housing — 0.0% (g)
145	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	147

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
7,770	Rev., 5.000%, 12/01/20	9,155
3,360	Rev., 5.000%, 12/01/24	4,189

		13,344

	Other Revenue — 0.4%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	827
750	Rev., 5.000%, 02/01/20	844
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,897
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,337
750	Series A, Rev., 5.750%, 07/01/28	878
1,400	Series A, Rev., 5.750%, 07/01/33	1,608
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., 5.000%, 12/01/21	124
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,869
2,000	Series B, Rev., 5.000%, 10/01/24	2,280
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/29	1,742

		17,406

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,579
760	County of Lake, Painesville City Local School District, School Improvement, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	760
885	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/17 (p)	960
820	Ohio Higher Educational Facility, Rev., 5.000%, 11/01/17 (p)	886

		10,185

	Transportation — 0.1%
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,278

	Water & Sewer — 0.4%
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,415
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
10,050	Rev., 4.000%, 11/15/49	10,235
1,500	Rev., 5.000%, 11/15/26	1,820

		14,470

	Total Ohio	61,137

	Oklahoma — 0.5%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,291
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	7,932

		9,223

	Housing — 0.0% (g)
195	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	207

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,664
5,000	Series A, Rev., 5.000%, 01/01/25	5,803

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued

		10,467

	Total Oklahoma	19,897

	Oregon — 0.3%
	Prerefunded — 0.1%
3,885	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/19 (p)	4,391

	Utility — 0.1%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	6,642

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,773

	Total Oregon	13,806

	Pennsylvania — 0.8%
	General Obligation — 0.3%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,256
2,000	GO, AGM, 5.000%, 04/01/26	2,183
2,000	GO, AGM, 5.375%, 04/01/27	2,199
500	GO, AGM, 5.500%, 04/01/24	553
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/24	1,083
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,413
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,797

		13,484

	Hospital — 0.2%
5,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/16	5,173
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.997%, 12/01/24	4,878

		10,051

	Prerefunded — 0.3%
	County of Blair, Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	565
900	GO, AGM, 4.125%, 12/01/15 (p)	900
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19 (p)	5,713
3,465	State Public School Building Authority, Delaware County Community College Project, Rev., AGM, 5.000%, 04/01/18 (p)	3,787

		10,965

	Total Pennsylvania	34,500

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,336

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,204

	Other Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,110

	Total Rhode Island	3,314

	South Carolina — 1.1%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,170
1,505	Rev., 5.000%, 12/01/23	1,774

		2,944

	General Obligation — 0.6%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	702
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,367
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,077
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,597

		23,743

	Housing — 0.0% (g)
485	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	506

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
4,610	City of Charleston, Waterworks & Sewer System, Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	4,629
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/16 (p)	4,180

		8,809

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,771

	Total South Carolina	45,773

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
182	Heartland Consumers Power District, Electric System, Rev., 6.375%, 01/01/16 (p)	183

	Tennessee — 0.5%
	General Obligation — 0.5%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,605
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,841
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.000%, 07/01/30	6,608

		20,054

	Utility — 0.0% (g)
925	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	989
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,041

		2,030

	Total Tennessee	22,084

	Texas — 6.3%
	Education — 0.6%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,506
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,570
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,523
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	13,357
2,000	Series A, Rev., 5.250%, 08/15/20	2,222

		26,178

	General Obligation — 2.3%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,165
6,000	City of Dallas, GO, 5.000%, 02/15/23	7,250
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,108
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,203
2,600	Series A, GO, 5.000%, 03/01/29	3,063
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,318
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,005
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,917
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,849
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,584
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,170
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,810
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,126
3,000	GO, 5.000%, 08/15/20	3,370
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,838
2,195	Longview Independent School District, School Building, Unrefunded Balance, GO, 5.000%, 02/15/20	2,431
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,252
11,250	Series A, GO, 5.000%, 10/01/25	13,894
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,312
3,475	Series A, GO, 5.000%, 10/01/18	3,869
2,000	Series A, GO, 5.000%, 10/01/20	2,287

		95,821

	Other Revenue — 1.5%
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	354
305	Rev., 5.000%, 12/01/28	357
360	Rev., 5.000%, 12/01/29	419
270	Rev., 5.000%, 12/01/30	313
430	Rev., 5.000%, 12/01/31	497

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
540	Rev., 5.000%, 12/01/32	623
500	Rev., 5.000%, 12/01/34	573
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,661
5,115	Rev., 5.000%, 12/15/25	5,841
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,021
	Dallas Area Rapid Transit, Senior Lien,
4,180	Rev., AMBAC, 5.000%, 12/01/20	4,376
6,825	Series A, Rev., 5.000%, 12/01/17	7,395
8,950	Series A, Rev., 5.000%, 12/01/18	10,002
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,506
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,597
5,000	Series F, Rev., 5.000%, 11/01/24	5,978
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,682
2,690	Series A, Rev., 5.000%, 02/15/18	2,833
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	614
750	Rev., 5.000%, 09/01/20	853

		62,495

	Prerefunded — 0.9%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., Zero Coupon, 09/01/16 (p)	5,979
	City of Houston, Combined Utility System, First Lien,
1,520	Series A, Rev., AGM, 5.000%, 11/15/17 (p)	1,644
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,538
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/17 (p)	1,101
1,175	GO, AGM, 4.500%, 02/15/17 (p)	1,230
1,055	GO, AGM, 4.700%, 02/15/17 (p)	1,107
6,765	County of El Paso, GO, 5.000%, 02/15/17 (p)	7,122
4,080	County of Harris, Pasadena Independent School District, School Building, GO, PSF-GTD, 4.750%, 02/15/17 (p)	4,284
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,824
6,195	Dallas Area Rapid Transit, Senior Lien, Rev., 5.000%, 12/01/18 (p)	6,929
335	Longview Independent School District, School Building, GO, 5.000%, 08/15/18 (p)	371

		35,129

	Transportation — 0.4%
5,000	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/21	5,629
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,043
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,187
3,000	Series A, Rev., 5.500%, 09/01/41	3,535
3,000	Series A, Rev., 6.000%, 09/01/41	3,631

		15,025

	Utility — 0.5%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,272
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.000%, 11/15/19	260
240	Series A, Rev., AGM, 5.000%, 11/15/20	260
6,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	7,519
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,583
3,800	Series A, Rev., 5.000%, 05/15/28	4,296

		18,190

	Water & Sewer — 0.1%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,209
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,504

		5,713

	Total Texas	258,551

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — 0.5%
	General Obligation — 0.2%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,182
3,950	Series C, GO, 5.000%, 04/01/20	4,560

		5,742

	Other Revenue — 0.0% (g)
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,109

	Utility — 0.0% (g)
1,000	Central Utah Water Conservancy District, Water, Series B, Rev., 5.000%, 10/01/20	1,166

	Water & Sewer — 0.3%
	Metropolitan Water District of Salt Lake & Sandy,
9,400	Series A, Rev., 5.000%, 07/01/28	10,438
2,000	Series A, Rev., 5.000%, 07/01/29	2,319

		12,757

	Total Utah	20,774

	Virginia — 2.1%
	Education — 0.2%
495	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A, Rev., 5.000%, 09/01/16	513
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,112

		6,625

	General Obligation — 0.5%
5,000	City of Hampton, Public Improvement, Series B, GO, 5.000%, 09/01/26	6,341
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,165
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,366
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,887

		22,759

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.000%, 03/01/25	2,372
5,110	Series B, Rev., 5.000%, 07/15/24	6,254
2,635	Series B, Rev., 5.000%, 07/15/25	3,264

		11,890

	Other Revenue — 0.6%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,457
	Virginia Resources Authority, Clean Water State Revolving Fund,
7,390	Rev., 5.500%, 10/01/22	9,249
8,690	Series B, Rev., 5.000%, 10/01/21	10,416

		24,122

	Prerefunded — 0.0% (g)
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A, Rev., 5.000%, 09/01/16 (p)	5

	Transportation — 0.4%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	610
400	Rev., 5.000%, 06/01/24	492
2,035	Rev., 5.000%, 06/01/33	2,377
2,285	Rev., 5.000%, 06/01/34	2,657
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,527
1,835	Series A, Rev., 5.000%, 05/15/19	1,875
1,520	Series A, Rev., 5.000%, 05/15/20	1,553
2,015	Series A, Rev., 5.000%, 05/15/21	2,058
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,333
1,260	Series B, Rev., 5.000%, 05/15/19	1,286

		15,768

	Utility — 0.0% (g)
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,240

	Water & Sewer — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,483

	Total Virginia	86,892

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 2.1%
	General Obligation — 1.0%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,249
	State of Washington,
2,395	Series B & AT-7, GO, 6.400%, 06/01/17	2,516
4,465	Series R-2015A, GO, 4.000%, 07/01/26	5,002
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,223
5,015	Series C, GO, 5.000%, 02/01/30	5,575
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,248
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,475

		42,288

	Other Revenue — 0.8%
500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	576
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,733
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	18,595
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,176
1,150	Series A, Rev., 5.000%, 01/01/23	1,394
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,246
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,950

		33,670

	Prerefunded — 0.1%
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,389
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,840

		5,229

	Transportation — 0.2%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/32	4,619
1,000	Series B, Rev., 5.000%, 03/01/34	1,147

		5,766

	Total Washington	86,953

	West Virginia — 0.6%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,136
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,132
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	988
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	969

		6,225

	General Obligation — 0.0% (g)
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,022

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,327
320	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	333

		12,660

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,129
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,426

		2,555

	Total West Virginia	23,462

	Wisconsin — 1.1%
	Education — 0.1%
5,000	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19	5,227

	General Obligation — 0.6%
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	6,092
15,680	State of Wisconsin, Unrefunded Balance, Series A, GO, 5.000%, 05/01/23	18,490

		24,582

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.4%
13,190	State of Wisconsin, Series A, GO, 5.250%, 05/01/21 (p)	15,829
370	State of Wisconsin, Prerefunded, Series A, GO, 5.000%, 05/01/21 (p)	440

		16,269

	Total Wisconsin	46,078

	Total Municipal Bonds (Cost $3,591,379)	3,815,355

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
152,199	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $152,199)	152,199

	Total Investments — 96.7% (Cost $3,743,578)	3,967,554
	Other Assets in Excess of Liabilities — 3.3%	134,711

	NET ASSETS — 100.0%	$4,102,265

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,260
Aggregate gross unrealized depreciation	(1,284)

Net unrealized appreciation/depreciation	$223,976

Federal income tax cost of investments	$3,743,578

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$7,286	$—	$7,286
Other Revenue	—	10,857	—	10,857
Prerefunded	—	4,202	—	4,202

Total Alabama	—	22,345	—	22,345

Alaska
Other Revenue	—	24,475	—	24,475
Prerefunded	—	3,104	—	3,104

Total Alaska	—	27,579	—	27,579

Arizona
Certificate of Participation/Lease	—	23,385	—	23,385
Education	—	4,090	—	4,090
General Obligation	—	9,422	—	9,422
Hospital	—	3,810	—	3,810
Industrial Development Revenue/Pollution Control Revenue	—	1,016	—	1,016
Other Revenue	—	13,512	—	13,512
Prerefunded	—	16,325	—	16,325
Special Tax	—	534	—	534
Transportation	—	5,161	—	5,161
Utility	—	13,901	—	13,901
Water & Sewer	—	9,715	—	9,715

Total Arizona	—	100,871	—	100,871

California
Certificate of Participation/Lease	—	12,016	—	12,016
Education	—	75,078	—	75,078
General Obligation	—	349,512	—	349,512
Other Revenue	—	167,603	—	167,603
Prerefunded	—	72,424	—	72,424
Transportation	—	1,659	—	1,659
Utility	—	34,349	—	34,349
Water & Sewer	—	40,417	—	40,417

Total California	—	753,058	—	753,058

Colorado
General Obligation	—	40,840	—	40,840
Other Revenue	—	5,281	—	5,281
Prerefunded	—	94,287	—	94,287

Total Colorado	—	140,408	—	140,408

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Connecticut
General Obligation	—	14,612	—	14,612
Housing	—	2,747	—	2,747
Other Revenue	—	8,854	—	8,854
Transportation	—	8,446	—	8,446

Total Connecticut	—	34,659	—	34,659

Delaware
General Obligation	—	13,443	—	13,443
Prerefunded	—	1,927	—	1,927

Total Delaware	—	15,370	—	15,370

District of Columbia
Other Revenue	—	6,263	—	6,263
Florida
General Obligation	—	38,355	—	38,355
Housing	—	2,322	—	2,322
Other Revenue	—	14,280	—	14,280
Prerefunded	—	10,000	—	10,000
Utility	—	1,690	—	1,690
Water & Sewer	—	591	—	591

Total Florida	—	67,238	—	67,238

Georgia
Education	—	2,283	—	2,283
General Obligation	—	24,392	—	24,392
Industrial Development Revenue/Pollution Control Revenue	—	4,047	—	4,047
Other Revenue	—	17,459	—	17,459
Prerefunded	—	5,441	—	5,441
Transportation	—	10,911	—	10,911
Utility	—	11,316	—	11,316
Water & Sewer	—	43,915	—	43,915

Total Georgia	—	119,764	—	119,764

Hawaii
General Obligation	—	23,749	—	23,749
Prerefunded	—	1,075	—	1,075
Transportation	—	15,643	—	15,643

Total Hawaii	—	40,467	—	40,467

Idaho
Prerefunded	—	13,776	—	13,776
Transportation	—	8,808	—	8,808

Total Idaho	—	22,584	—	22,584

Illinois
General Obligation	—	24,055	—	24,055
Other Revenue	—	12,702	—	12,702
Prerefunded	—	40,653	—	40,653

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Utility	—	13,334	—	13,334
Water & Sewer	—	6,128	—	6,128

Total Illinois	—	96,872	—	96,872

Indiana
Education	—	6,296	—	6,296
Other Revenue	—	42,829	—	42,829
Transportation	—	3,141	—	3,141
Utility	—	2,325	—	2,325
Water & Sewer	—	1,172	—	1,172

Total Indiana	—	55,763	—	55,763

Iowa
General Obligation	—	8,711	—	8,711
Housing	—	253	—	253

Other Revenue	—	22,040	—	22,040

Total Iowa	—	31,004	—	31,004

Kansas
General Obligation	—	772	—	772
Other Revenue	—	4,283	—	4,283
Prerefunded	—	49,221	—	49,221
Transportation	—	42,897	—	42,897

Total Kansas	—	97,173	—	97,173

Kentucky
Other Revenue	—	8,108	—	8,108
Prerefunded	—	11,383	—	11,383
Transportation	—	5,964	—	5,964
Water & Sewer	—	6,437	—	6,437

Total Kentucky	—	31,892	—	31,892

Louisiana
General Obligation	—	3,754	—	3,754
Housing	—	1,009	—	1,009
Other Revenue	—	16,120	—	16,120
Prerefunded	—	49,504	—	49,504

Total Louisiana	—	70,387	—	70,387

Maryland
Education	—	5,405	—	5,405
General Obligation	—	5,758	—	5,758
Private Placement	—	—	370	370
Special Tax	—	2,992	—	2,992
Transportation	—	12,944	—	12,944

Total Maryland	—	27,099	370	27,469

Massachusetts
Education	—	9,640	—	9,640
General Obligation	—	87,043	—	87,043
Other Revenue	—	39,094	—	39,094
Prerefunded	—	2,132	—	2,132
Transportation	—	1,779	—	1,779
Water & Sewer	—	3,867	—	3,867

Total Massachusetts	—	143,555	—	143,555

Michigan
Education	—	4,404	—	4,404
General Obligation	—	20,797	—	20,797
Other Revenue	—	20,613	—	20,613
Utility	—	5,397	—	5,397
Water & Sewer	—	10,061	—	10,061

Total Michigan	—	61,272	—	61,272

Minnesota
General Obligation	—	25,873	—	25,873
Other Revenue	—	1,084	—	1,084

Total Minnesota	—	26,957	—	26,957

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Mississippi
Prerefunded	—	34,364	—	34,364
Missouri
General Obligation	—	723	—	723
Housing	—	600	—	600
Other Revenue	—	32,619	—	32,619
Prerefunded	—	4,744	—	4,744
Transportation	—	65,970	—	65,970

Total Missouri	—	104,656	—	104,656

Montana
Transportation	—	3,391	—	3,391
Nebraska

Other Revenue	—	2,143	—	2,143
Prerefunded	—	191	—	191
Utility	—	2,319	—	2,319

Total Nebraska	—	4,653	—	4,653

New Jersey
Certificate of Participation/Lease	—	6,266	—	6,266
Education	—	22,639	—	22,639
Other Revenue	—	6,764	—	6,764
Prerefunded	—	52	—	52
Transportation	—	10,755	—	10,755
Water & Sewer	—	6,090	—	6,090

Total New Jersey	—	52,566	—	52,566

New Mexico
Housing	—	2,764	—	2,764
Other Revenue	—	13,493	—	13,493
Transportation	—	11,652	—	11,652

Total New Mexico	—	27,909	—	27,909

New York
Education	—	13,274	—	13,274
General Obligation	—	21,000	—	21,000
Other Revenue	—	371,920	—	371,920
Prerefunded	—	20,442	—	20,442
Special Tax	—	189,353	—	189,353
Transportation	—	98,880	—	98,880
Utility	—	64,999	—	64,999
Water & Sewer	—	6,313	—	6,313

Total New York	—	786,181	—	786,181

North Carolina
General Obligation	—	42,768	—	42,768
Other Revenue	—	13,825	—	13,825
Prerefunded	—	15,352	—	15,352

Total North Carolina	—	71,945	—	71,945

Ohio
Education	—	2,673	—	2,673
General Obligation	—	634	—	634
Housing	—	147	—	147
Industrial Development Revenue/Pollution Control Revenue	—	13,344	—	13,344
Other Revenue	—	17,406	—	17,406
Prerefunded	—	10,185	—	10,185
Transportation	—	2,278	—	2,278
Water & Sewer	—	14,470	—	14,470

Total Ohio	—	61,137	—	61,137

Oklahoma
Education	—	9,223	—	9,223
Housing	—	207	—	207

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Transportation	—	10,467	—	10,467

Total Oklahoma	—	19,897	—	19,897

Oregon
Prerefunded	—	4,391	—	4,391
Utility	—	6,642	—	6,642
Water & Sewer	—	2,773	—	2,773

Total Oregon	—	13,806	—	13,806

Pennsylvania
General Obligation	—	13,484	—	13,484
Hospital	—	10,051	—	10,051
Prerefunded	—	10,965	—	10,965

Total Pennsylvania	—	34,500	—	34,500

Puerto Rico
Prerefunded	—	13,336	—	13,336
Rhode Island
General Obligation	—	1,204	—	1,204
Other Revenue	—	2,110	—	2,110

Total Rhode Island	—	3,314	—	3,314

South Carolina
Education	—	2,944	—	2,944
General Obligation	—	23,743	—	23,743
Housing	—	506	—	506
Prerefunded	—	8,809	—	8,809
Utility	—	9,771	—	9,771

Total South Carolina	—	45,773	—	45,773

South Dakota
Prerefunded	—	183	—	183
Tennessee
General Obligation	—	20,054	—	20,054
Utility	—	2,030	—	2,030

Total Tennessee	—	22,084	—	22,084

Texas
Education	—	26,178	—	26,178
General Obligation	—	95,821	—	95,821
Other Revenue	—	62,495	—	62,495
Prerefunded	—	35,129	—	35,129
Transportation	—	15,025	—	15,025
Utility	—	18,190	—	18,190
Water & Sewer	—	5,713	—	5,713

Total Texas	—	258,551	—	258,551

Utah
General Obligation	—	5,742	—	5,742
Other Revenue	—	1,109	—	1,109
Utility	—	1,166	—	1,166
Water & Sewer	—	12,757	—	12,757

Total Utah	—	20,774	—	20,774

Virginia
Education	—	6,625	—	6,625
General Obligation	—	22,759	—	22,759
Industrial Development Revenue/Pollution Control Revenue	—	11,890	—	11,890
Other Revenue	—	24,122	—	24,122
Prerefunded	—	5	—	5
Transportation	—	15,768	—	15,768
Utility	—	2,240	—	2,240
Water & Sewer	—	3,483	—	3,483

Total Virginia	—	86,892	—	86,892

Washington
General Obligation	—	42,288	—	42,288
Other Revenue	—	33,670	—	33,670

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Prerefunded	—	5,229	—	5,229
Transportation	—	5,766	—	5,766

Total Washington	—	86,953	—	86,953

West Virginia
Education	—	6,225	—	6,225
General Obligation	—	2,022	—	2,022
Prerefunded	—	12,660	—	12,660

Water & Sewer	—	2,555	—	2,555

Total West Virginia	—	23,462	—	23,462

Wisconsin
Education	—	—	5,227	5,227
General Obligation	—	24,582	—	24,582
Prerefunded	—	16,269	—	16,269

Total Wisconsin	—	40,851	5,227	46,078

Total Municipal Bonds		3,809,758	5,597	3,815,355

Short-Term Investment
Investment Company	152,199	—	—	152,199

Total Investments in Securities	$152,199	$3,809,758	$5,597	$3,967,554

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE
Long-Term Investments — 76.3%
Asset-Backed Securities — 16.8%
	Ally Auto Receivables Trust,
1,742	Series 2013-1, Class A3, 0.630%, 05/15/17	1,742
1,439	Series 2013-2, Class A3, 0.790%, 01/15/18	1,438
19,650	Series 2014-1, Class A3, 0.970%, 10/15/18	19,608
194	Series 2014-SN1, Class A2A, 0.520%, 10/20/16	194
8,000	Series 2015-1, Class A2, 0.920%, 02/15/18	7,992
22,850	Series 2015-2, Class A2A, 0.980%, 03/15/18	22,848
17,217	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	17,207
	AmeriCredit Automobile Receivables Trust,
960	Series 2013-2, Class A3, 0.650%, 12/08/17	960
17,070	Series 2013-5, Class A3, 0.900%, 09/10/18	17,056
3,729	Series 2014-2, Class A2A, 0.540%, 10/10/17	3,726
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.467%, 09/16/19	6,101
1,709	Bank of America Auto Trust, Series 2012-1, Class A4, 1.030%, 12/15/16	1,709
	Bank of The West Auto Trust,
2,614	Series 2014-1, Class A2, 0.690%, 07/17/17 (e)	2,613
7,600	Series 2015-1, Class A2A, 0.870%, 04/16/18 (e)	7,593
	BMW Vehicle Lease Trust,
11,349	Series 2015-1, Class A2A, 0.860%, 02/21/17	11,345
19,150	Series 2015-2, Class A2A, 1.070%, 01/22/18	19,126
4,786	BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.530%, 04/25/17	4,783
	California Republic Auto Receivables Trust,
315	Series 2012-1, Class A, 1.180%, 08/15/17 (e)	315
648	Series 2014-3, Class A2, 0.630%, 06/15/17	648
8,665	Series 2015-1, Class A2, 0.880%, 12/15/17	8,660
20,000	Series 2015-2, Class A2, 0.880%, 02/15/18	19,981
8,000	Series 2015-3, Class A2, 1.140%, 07/16/18	7,995
	Capital Auto Receivables Asset Trust,
14,293	Series 2013-4, Class A3, 1.090%, 03/20/18	14,285
18,000	Series 2014-1, Class A3, 1.320%, 06/20/18	18,009
10,837	Series 2014-2, Class A2, 0.910%, 04/20/17	10,833
	CarMax Auto Owner Trust,
1,076	Series 2013-2, Class A3, 0.640%, 01/16/18	1,075
3,581	Series 2013-3, Class A3, 0.970%, 04/16/18	3,582
21,594	Series 2013-4, Class A3, 0.800%, 07/16/18	21,560
15,818	Series 2014-3, Class A2, 0.550%, 08/15/17	15,809
25,568	Series 2014-4, Class A2A, 0.670%, 02/15/18	25,551
28,172	Series 2015-1, Class A2, 0.880%, 03/15/18	28,175
19,900	Series 2015-3, Class A2A, 1.100%, 11/15/18	19,875
22,876	Series 2015-4, Class A2A, 1.090%, 04/15/19	22,836
	Chrysler Capital Auto Receivables Trust,
1,465	Series 2013-AA, Class A3, 0.910%, 04/16/18 (e)	1,465
4,202	Series 2014-BA, Class A2, 0.690%, 09/15/17 (e)	4,200
2,013	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	2,015
	Citibank Credit Card Issuance Trust,
29,795	Series 2006-A8, Class A8, VAR, 0.361%, 12/17/18	29,714
25,950	Series 2013-A10, Class A10, 0.730%, 02/07/18	25,953
	CNH Equipment Trust,
602	Series 2012-C, Class A3, 0.570%, 12/15/17	601
1,366	Series 2013-B, Class A3, 0.690%, 08/15/18	1,365
967	Series 2013-C, Class A3, 1.020%, 08/15/18	966
2,865	Series 2014-A, Class A3, 0.840%, 05/15/19	2,859
3,236	Series 2014-B, Class A2, 0.480%, 08/15/17	3,235
9,059	Series 2014-C, Class A2, 0.630%, 12/15/17	9,055

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long-Term Investments — continued
Asset-Backed Securities — continued
23,586	Series 2015-A, Class A2, 0.840%, 06/15/18	23,574
20,500	Series 2015-B, Class A2A, 0.840%, 08/15/18	20,454
1,495	Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.640%, 07/22/16 (e)	1,495
	Fifth Third Auto Trust,
858	Series 2013-1, Class A3, 0.880%, 10/16/17	859
3,575	Series 2014-2, Class A3, 0.890%, 11/15/18	3,568
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.727%, 10/15/19	10,394
	Ford Credit Auto Lease Trust,
3,659	Series 2014-A, Class A3, 0.680%, 04/15/17	3,657
3,173	Series 2014-B, Class A2A, 0.510%, 03/15/17	3,171
425	Series 2015-A, Class A2A, 0.790%, 12/15/17	425
16,800	Series 2015-B, Class A2A, 1.040%, 05/15/18	16,774
	Ford Credit Auto Owner Trust,
1,960	Series 2012-A, Class A4, 1.150%, 06/15/17	1,960
2,524	Series 2013-A, Class A3, 0.550%, 07/15/17	2,523
2,827	Series 2013-B, Class A3, 0.570%, 10/15/17	2,826
9,398	Series 2013-D, Class A3, 0.670%, 04/15/18	9,390
8,840	Series 2014-C, Class A2, 0.610%, 08/15/17	8,839
18,967	Series 2015-B, Class A2A, 0.720%, 03/15/18	18,956
14,150	Series 2015-C, Class A2A, 0.950%, 08/15/18	14,150
3,564	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	3,562
	Honda Auto Receivables Owner Trust,
7,662	Series 2013-2, Class A3, 0.530%, 02/16/17	7,659
13,872	Series 2013-4, Class A3, 0.690%, 09/18/17	13,866
9,365	Series 2014-4, Class A2, 0.580%, 01/17/17	9,360
5,772	Series 2015-1, Class A2, 0.700%, 06/15/17	5,771
12,200	Series 2015-4, Class A2, 0.820%, 07/23/18	12,175
	Hyundai Auto Lease Securitization Trust,
5,253	Series 2014-B, Class A2, 0.610%, 02/15/17 (e)	5,249
10,000	Series 2014-B, Class A3, 0.980%, 11/15/17 (e)	9,988
11,160	Series 2015-A, Class A2, 1.000%, 10/16/17 (e)	11,153
19,100	Series 2015-B, Class A2B, VAR, 0.517%, 12/15/17 (e)	19,062
	Hyundai Auto Receivables Trust,
37,000	Series 2014-B, Class A3, 0.900%, 12/17/18	36,959
18,681	Series 2015-A, Class A2, 0.680%, 10/16/17	18,677
11,500	Series 2015-C, Class A2A, 0.990%, 11/15/18	11,496
6,017	John Deere Owner Trust, Series 2014-B, Class A2A, 0.540%, 07/17/17	6,013
2,137	Macquarie Equipment Funding Trust, Series 2014-A, Class A2, 0.800%, 11/21/16 (e)	2,138
	Mercedes-Benz Auto Lease Trust,
38,953	Series 2014-A, Class A3, 0.680%, 12/15/16	38,946
9,538	Series 2015-A, Class A2A, 0.780%, 02/15/17	9,535
29,084	Series 2015-B, Class A2A, 1.000%, 01/16/18	29,050
13,500	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B, VAR, 0.467%, 06/15/18	13,489
8,906	Nissan Auto Lease Trust, Series 2015-B, Class A2A, 1.180%, 12/15/17	8,903
	Nissan Auto Receivables Owner Trust,
1,179	Series 2012-B, Class A4, 0.660%, 12/17/18	1,178
17,239	Series 2014-B, Class A2, 0.600%, 06/15/17	17,234
13,604	Series 2015-A, Class A2, 0.670%, 09/15/17	13,596
13,800	Series 2015-B, Class A2B, VAR, 0.477%, 07/16/18	13,794
	Porsche Innovative Lease Owner Trust,
263	Series 2013-1, Class A3, 0.700%, 08/22/16 (e)	263
7,504	Series 2014-1, Class A2, 0.650%, 01/20/17 (e)	7,502
340	Series 2015-1, Class A2, 0.790%, 11/21/17 (e)	339

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long-Term Investments — continued
Asset-Backed Securities — continued
	Santander Drive Auto Receivables Trust,
90	Series 2013-5, Class A3, 0.820%, 02/15/18	90
2,853	Series 2014-2, Class A3, 0.800%, 04/16/18	2,852
37	Series 2014-3, Class A2A, 0.540%, 08/15/17	37
3,842	Series 2014-4, Class A2A, 0.670%, 01/16/18	3,840
7,000	Series 2014-4, Class A3, 1.080%, 09/17/18	7,000
4,000	Series 2015-4, Class A2A, 1.200%, 12/17/18	3,996
8,900	Series 2015-5, Class A2A, 1.120%, 12/17/18	8,891
	Toyota Auto Receivables Owner Trust,
4,733	Series 2014-C, Class A2, 0.510%, 02/15/17	4,731
8,688	Series 2015-A, Class A2, 0.710%, 07/17/17	8,686
7,800	Series 2015-B, Class A2B, VAR, 0.407%, 11/15/17	7,794
	Volkswagen Auto Lease Trust,
2,113	Series 2014-A, Class A3, 0.800%, 04/20/17	2,110
10,742	Series 2015-A, Class A2A, 0.870%, 06/20/17	10,729
	Volkswagen Auto Loan Enhanced Trust,
3,330	Series 2012-2, Class A4, 0.660%, 03/20/19	3,320
4,956	Series 2013-1, Class A3, 0.560%, 08/21/17	4,944
4,028	Series 2014-1, Class A2, 0.420%, 03/20/17	4,026
345	Volvo Financial Equipment LLC, Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	345
10,000	World Omni Auto Receivables Trust, Series 2012-B, Class A4, 0.810%, 01/15/19	9,989

	Total Asset-Backed Securities (Cost $1,000,592)	1,000,010

Certificates of Deposit — 4.7%
	Bank of Montreal,
20,000	0.626%, 06/16/17	19,963
25,000	0.809%, 09/01/17	24,991
	Bank of Nova Scotia (The), (Canada),
27,400	VAR, 0.563%, 12/05/16	27,397
34,000	VAR, 0.658%, 02/23/17	33,993
	Canadian Imperial Bank of Commerce, (Canada),
40,000	0.599%, 06/02/17	39,911
35,850	0.748%, 05/23/17	35,837
45,031	National Bank of Canada, 0.782%, 05/24/17	45,015
28,700	Nordea Bank Finland plc, (Finland), VAR, 0.639%, 02/13/17	28,688
27,000	Svenska Handelsbanken AB, (Sweden), 0.535%, 12/19/16	26,996

	Total Certificates of Deposit (Cost $282,878)	282,791

Corporate Bonds — 49.9%
	Consumer Discretionary — 2.1%
	Auto Components — 0.2%
	Johnson Controls, Inc.,
5,000	2.600%, 12/01/16	5,069
7,720	5.500%, 01/15/16	7,766

		12,835

	Automobiles — 1.1%
	Daimler Finance North America LLC,
1,000	1.250%, 01/11/16 (e)	1,001
1,500	2.625%, 09/15/16 (e)	1,516
1,450	3.000%, 03/28/16 (e)	1,461
10,600	VAR, 0.669%, 08/01/17 (e)	10,507
1,700	VAR, 0.716%, 03/02/17 (e)	1,689
24,307	VAR, 1.044%, 08/03/17 (e)	24,302
	Hyundai Capital America,
13,678	1.875%, 08/09/16 (e)	13,710
12,000	3.750%, 04/06/16 (e)	12,088

		66,274

	Media — 0.8%
2,247	NBCUniversal Enterprise, Inc., VAR, 0.857%, 04/15/16 (e)	2,249
27,406	Omnicom Group, Inc., 5.900%, 04/15/16	27,906
14,775	Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	14,775

		44,930

	Specialty Retail — 0.0% (g)
841	Home Depot, Inc. (The), VAR, 0.707%, 09/15/17	844

	Total Consumer Discretionary	124,883

	Consumer Staples — 1.2%
	Beverages — 0.4%
8,550	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	8,588

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long-Term Investments — continued
	Beverages — continued
12,500	PepsiCo, Inc., VAR, 0.671%, 10/13/17	12,517
2,150	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	2,171

		23,276

	Food & Staples Retailing — 0.1%
7,000	CVS Health Corp., 1.200%, 12/05/16	7,017

	Food Products — 0.7%
	General Mills, Inc.,
31,125	5.700%, 02/15/17	32,770
2,865	VAR, 0.624%, 01/29/16	2,865
6,080	Tate & Lyle International Finance plc, (United Kingdom), 6.625%, 06/15/16 (e)	6,245

		41,880

	Total Consumer Staples	72,173

	Energy — 2.4%
	Oil, Gas & Consumable Fuels — 2.4%
23,969	Anadarko Petroleum Corp., 5.950%, 09/15/16	24,782
	BP Capital Markets plc, (United Kingdom),
2,475	2.248%, 11/01/16	2,503
8,651	VAR, 0.764%, 11/07/16	8,650
4,167	Canadian Natural Resources Ltd., (Canada), VAR, 0.702%, 03/30/16	4,159
28,236	Chevron Corp., VAR, 0.724%, 11/09/17	28,233
2,100	CNOOC Finance 2013 Ltd., (United Kingdom), 1.125%, 05/09/16	2,097
16,000	Devon Energy Corp., VAR, 0.787%, 12/15/15	15,999
1,000	Enterprise Products Operating LLC, 3.200%, 02/01/16	1,004
27,625	Exxon Mobil Corp., VAR, 0.464%, 03/01/18	27,496
15,530	ONEOK Partners LP, 3.250%, 02/01/16	15,547
4,107	Phillips 66, 2.950%, 05/01/17	4,186
7,500	TransCanada PipeLines Ltd., (Canada), VAR, 1.007%, 06/30/16	7,498

	Total Energy	142,154

	Financials — 36.1%
	Banks — 21.6%
	ABN AMRO Bank N.V., (Netherlands),
6,458	1.375%, 01/22/16 (e)	6,458
17,516	4.250%, 02/02/17 (e)	18,066
43,359	VAR, 1.123%, 10/28/16 (e)	43,524
	Australia & New Zealand Banking Group Ltd., (Australia),
2,500	1.250%, 01/10/17	2,504
1,580	VAR, 0.701%, 01/10/17 (e)	1,581
8,000	Bank of Montreal, (Canada), 1.300%, 07/15/16	8,027
	Bank of Nova Scotia (The), (Canada),
5,082	1.250%, 04/11/17	5,073
2,750	1.375%, 07/15/16	2,761
18,500	2.550%, 01/12/17	18,778
38,992	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 1.550%, 09/09/16 (e)	39,153
8,271	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,279
34,025	Barclays Bank plc, (United Kingdom), Series 1, 5.000%, 09/22/16	35,093
	BB&T Corp.,
350	2.150%, 03/22/17	354
3,906	3.200%, 03/15/16	3,926
10,100	3.950%, 04/29/16	10,230
	BNP Paribas S.A., (France),
5,827	1.250%, 12/12/16	5,836
8,500	3.600%, 02/23/16	8,554
22,000	VAR, 0.804%, 05/07/17	21,979
1,305	VAR, 0.926%, 12/12/16	1,307
	Branch Banking & Trust Co.,
4,100	1.000%, 04/03/17	4,084
1,810	1.050%, 12/01/16	1,811
12,655	1.450%, 10/03/16	12,701
9,100	VAR, 0.656%, 09/13/16	9,084
4,161	VAR, 0.844%, 12/01/16	4,161
10,352	Canadian Imperial Bank of Commerce, (Canada), 1.350%, 07/18/16	10,392
	Capital One Bank U.S.A. N.A.,
2,169	1.150%, 11/21/16	2,168
14,750	VAR, 0.859%, 02/13/17	14,687
500	Capital One N.A., VAR, 0.769%, 03/22/16	500
	Commonwealth Bank of Australia, (Australia),
5,000	1.125%, 03/13/17	4,997
51,178	VAR, 0.845%, 09/20/16 (e)	51,288
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
20,912	3.375%, 01/19/17	21,407
87,900	VAR, 0.609%, 11/23/16	87,909

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long-Term Investments — continued
	Banks — continued
8,000	VAR, 0.653%, 04/28/17	7,992
	Credit Agricole S.A., (France),
6,696	1.625%, 04/15/16 (e)	6,719
12,765	VAR, 1.174%, 10/03/16 (e)	12,809
6,415	VAR, 1.481%, 04/15/16 (e)	6,432
9,116	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	9,323
24,720	Fifth Third Bancorp, 3.625%, 01/25/16	24,825
	Fifth Third Bank,
10,425	0.900%, 02/26/16	10,431
1,029	1.150%, 11/18/16	1,030
4,530	VAR, 0.817%, 02/26/16	4,531
1,225	VAR, 0.874%, 11/18/16	1,225
47,142	HSBC Bank plc, (United Kingdom), 3.100%, 05/24/16 (e)	47,690
18,000	HSH Nordbank AG, (Germany), VAR, 0.497%, 12/30/15	17,992
	Huntington National Bank (The),
33,133	1.300%, 11/20/16	33,133
25,847	1.350%, 08/02/16	25,860
24,800	KeyBank N.A., VAR, 0.883%, 11/25/16	24,805
	Lloyds Bank plc, (United Kingdom),
7,500	4.200%, 03/28/17	7,772
41,585	4.875%, 01/21/16	41,815
13,293	Manufacturers & Traders Trust Co., VAR, 0.632%, 03/07/16	13,293
2,250	MUFG Union Bank N.A., 3.000%, 06/06/16	2,275
	National Australia Bank Ltd., (Australia),
6,148	VAR, 0.583%, 12/09/16 (e)	6,152
24,585	VAR, 0.607%, 06/30/17 (e)	24,518
4,935	VAR, 0.704%, 03/17/17 (e)	4,934
23,147	VAR, 0.844%, 12/02/16 (e)	23,190
	Nordea Bank AB, (Sweden),
7,540	0.875%, 05/13/16 (e)	7,540
2,000	1.250%, 04/04/17 (e)	1,999
26,593	3.125%, 03/20/17 (e)	27,212
	PNC Bank N.A.,
18,815	1.125%, 01/27/17	18,796
8,700	1.150%, 11/01/16	8,714
10,030	1.300%, 10/03/16	10,069
2,203	VAR, 0.629%, 08/01/17	2,195
17,427	PNC Funding Corp., 2.700%, 09/19/16	17,639
	Royal Bank of Canada, (Canada),
34,311	2.300%, 07/20/16	34,649
10,050	VAR, 0.646%, 01/23/17	10,052
21,048	VAR, 0.862%, 07/30/18	21,022
16,177	Societe Generale S.A., (France), 3.500%, 01/15/16 (e)	16,232
	Sumitomo Mitsui Banking Corp., (Japan),
6,500	1.450%, 07/19/16	6,517
1,300	2.900%, 07/22/16 (e)	1,315
13,168	VAR, 0.751%, 01/10/17	13,148
5,270	VAR, 0.985%, 07/19/16	5,281
3,200	Sumitomo Mitsui Trust Bank Ltd., (Japan), VAR, 1.114%, 09/16/16 (e)	3,208
	SunTrust Banks, Inc.,
3,950	1.350%, 02/15/17	3,945
21,326	3.500%, 01/20/17	21,786
17,345	3.600%, 04/15/16	17,484
6,860	VAR, 0.802%, 02/15/17	6,841
	Svenska Handelsbanken AB, (Sweden),
5,550	3.125%, 07/12/16	5,630
38,393	VAR, 0.796%, 09/23/16	38,460
23,000	Toronto-Dominion Bank (The), (Canada), VAR, 0.856%, 07/23/18	22,972
	U.S. Bank N.A.,
15,500	VAR, 0.533%, 09/11/17	15,480
30,733	VAR, 0.552%, 01/30/17	30,734
	Wachovia Corp.,
3,500	5.750%, 06/15/17	3,731
29,566	VAR, 0.607%, 06/15/17	29,452
	Wells Fargo & Co.,
4,200	1.250%, 07/20/16	4,213
27,722	SUB, 3.676%, 06/15/16	28,159
16,500	VAR, 0.716%, 06/02/17	16,471
3,002	VAR, 0.847%, 07/20/16	3,008
	Westpac Banking Corp., (Australia),
1,500	1.200%, 05/19/17	1,500
6,229	VAR, 0.823%, 11/25/16	6,237

		1,287,109

	Capital Markets — 4.6%
1,010	Bank of New York Mellon Corp. (The), 2.400%, 01/17/17	1,025
	Credit Suisse, (Switzerland),
24,775	1.375%, 05/26/17	24,714
15,000	VAR, 0.633%, 03/11/16	15,002
42,700	Credit Suisse USA, Inc., 5.375%, 03/02/16	43,181

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long-Term Investments — continued
	Capital Markets — continued
31,425	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	31,500
	Goldman Sachs Group, Inc. (The),
47,291	3.625%, 02/07/16	47,539
2,100	5.750%, 10/01/16	2,182
	ING Bank N.V., (Netherlands),
13,274	1.375%, 03/07/16 (e)	13,299
8,607	3.750%, 03/07/17 (e)	8,851
11,100	4.000%, 03/15/16 (e)	11,203
	Macquarie Bank Ltd., (Australia),
8,338	2.000%, 08/15/16 (e)	8,392
4,619	VAR, 0.787%, 06/15/16 (e)	4,619
26,800	Mizuho Securities USA, Inc., VAR, 0.737%, 12/15/15 (e)	26,797
6,540	Morgan Stanley, 5.550%, 04/27/17	6,900
3,093	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	3,106
	UBS AG, (Switzerland),
5,602	1.375%, 06/01/17	5,585
5,000	VAR, 0.826%, 09/26/16	5,005
5,000	VAR, 0.884%, 06/01/17	4,995
8,786	USAA Capital Corp., 2.250%, 12/13/16 (e)	8,914

		272,809

	Consumer Finance — 4.4%
	American Express Credit Corp.,
6,355	1.300%, 07/29/16	6,372
2,700	2.800%, 09/19/16	2,740
6,160	VAR, 0.602%, 06/05/17	6,133
5,500	VAR, 0.619%, 09/22/17	5,470
34,441	VAR, 0.834%, 07/29/16	34,460
15,493	American Honda Finance Corp., VAR, 0.776%, 09/20/17	15,506
38,900	Capital One Financial Corp., 3.150%, 07/15/16	39,387
2,795	Caterpillar Financial Services Corp., 1.350%, 09/06/16	2,804
4,316	Harley-Davidson Financial Services, Inc., 3.875%, 03/15/16 (e)	4,353
	John Deere Capital Corp.,
1,750	2.000%, 01/13/17	1,767
1,650	VAR, 0.611%, 10/11/16	1,652
15,572	VAR, 0.771%, 07/11/17	15,594
	Nissan Motor Acceptance Corp.,
8,470	1.000%, 03/15/16 (e)	8,477
46,795	VAR, 1.026%, 09/26/16 (e)	46,824
	Toyota Motor Credit Corp.,
26,033	2.000%, 09/15/16	26,272
14,300	2.050%, 01/12/17	14,463
10,194	VAR, 0.421%, 10/14/16	10,186
18,537	VAR, 0.781%, 07/13/18	18,520

		260,980

	Diversified Financial Services — 2.0%
	Caisse Centrale Desjardins, (Canada),
16,318	1.550%, 09/12/17	16,264
16,600	VAR, 0.989%, 01/29/18 (e)	16,566
	General Electric Capital Corp.,
16,624	1.500%, 07/12/16	16,707
9,498	5.625%, 09/15/17	10,222
	National Rural Utilities Cooperative Finance Corp.,
3,500	1.100%, 01/27/17	3,498
8,493	VAR, 0.662%, 05/27/16	8,501
38,685	Shell International Finance B.V., (Netherlands), VAR, 0.921%, 11/10/18	38,674
11,300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	11,735

		122,167

	Insurance — 2.8%
2,613	Aon Corp., 3.125%, 05/27/16	2,641
	Jackson National Life Global Funding,
10,000	1.250%, 02/21/17 (e)	9,983
42,000	VAR, 0.574%, 07/29/16 (e)	42,003
22,223	VAR, 0.901%, 10/13/17 (e)	22,290
	Metropolitan Life Global Funding I,
1,250	1.300%, 04/10/17 (e)	1,252
40,111	VAR, 0.701%, 04/10/17 (e)	40,158
	New York Life Global Funding,
1,581	1.300%, 10/30/17 (e)	1,577
9,530	2.450%, 07/14/16 (e)	9,634
3,500	Pricoa Global Funding I, VAR, 0.512%, 05/16/16 (e)	3,498
	Principal Life Global Funding II,
1,100	VAR, 0.538%, 02/22/16 (e)	1,100
26,135	VAR, 0.777%, 05/27/16 (e)	26,165
	Prudential Financial, Inc.,
5,000	3.000%, 05/12/16	5,047
3,200	5.500%, 03/15/16	3,245

		168,593

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long-Term Investments — continued
	Real Estate Investment Trusts (REITs) — 0.6%
10,800	ERP Operating LP, 5.125%, 03/15/16	10,932
	HCP, Inc.,
16,011	3.750%, 02/01/16	16,087
2,556	6.300%, 09/15/16	2,648
2,018	Simon Property Group LP, 5.875%, 03/01/17	2,109
2,840	Ventas Realty LP, 1.550%, 09/26/16	2,849

		34,625

	Thrifts & Mortgage Finance — 0.1%
6,515	BPCE S.A., (France), 1.700%, 04/25/16	6,525

	Total Financials	2,152,808

	Health Care — 2.1%
	Biotechnology — 0.1%
5,533	Amgen, Inc., 2.300%, 06/15/16	5,571

	Health Care Equipment & Supplies — 0.1%
6,250	Baxter International, Inc., 0.950%, 06/01/16	6,248

	Health Care Providers & Services — 1.0%
27,824	Express Scripts Holding Co., 3.125%, 05/15/16	28,085
	McKesson Corp.,
210	0.950%, 12/04/15	210
11,418	3.250%, 03/01/16	11,487
	UnitedHealth Group, Inc.,
4,000	1.875%, 11/15/16	4,040
12,650	VAR, 0.765%, 01/17/17	12,660

		56,482

	Pharmaceuticals — 0.9%
27,293	Bayer U.S. Finance LLC, VAR, 0.573%, 10/07/16 (e)	27,272
21,900	EMD Finance LLC, VAR, 0.684%, 03/17/17 (e)	21,818
4,889	Roche Holdings, Inc., VAR, 0.416%, 09/29/17 (e)	4,879

		53,969

	Total Health Care	122,270

	Industrials — 0.8%
	Aerospace & Defense — 0.3%
8,838	Lockheed Martin Corp., 7.650%, 05/01/16	9,083
4,500	Rockwell Collins, Inc., VAR, 0.687%, 12/15/16	4,497

		13,580

	Industrial Conglomerates — 0.4%
26,800	Pentair Finance S.A., (Luxembourg), 1.350%, 12/01/15	26,800

	Road & Rail — 0.1%
314	ERAC USA Finance LLC, 1.400%, 04/15/16 (e)	314
6,294	Ryder System, Inc., 3.600%, 03/01/16	6,330

		6,644

	Total Industrials	47,024

	Information Technology — 0.4%
	IT Services — 0.2%
12,400	International Business Machines Corp., VAR, 0.527%, 02/06/18	12,349

	Technology Hardware, Storage & Peripherals — 0.2%
11,600	Apple, Inc., VAR, 0.584%, 05/03/18	11,597

	Total Information Technology	23,946

	Materials — 0.4%
	Chemicals — 0.4%
23,515	Ecolab, Inc., 3.000%, 12/08/16	23,942
1,485	PPG Industries, Inc., 1.900%, 01/15/16	1,487

		25,429

	Metals & Mining — 0.0% (g)
1,100	BHP Billiton Finance USA Ltd., (Australia), VAR, 0.577%, 09/30/16	1,097

	Total Materials	26,526

	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 2.7%
	AT&T, Inc.,
5,769	2.950%, 05/15/16	5,824
33,542	VAR, 0.741%, 02/12/16	33,532
7,880	British Telecommunications plc, (United Kingdom), 1.625%, 06/28/16	7,906
	Deutsche Telekom International Finance B.V., (Netherlands),
29,855	3.125%, 04/11/16 (e)	30,080
5,100	5.750%, 03/23/16	5,176
15,838	PCCW-HKT Capital No. 4 Ltd., (United Kingdom), 4.250%, 02/24/16	15,938
23,893	Telefonica Emisiones S.A.U., (Spain), 3.992%, 02/16/16	24,025
	Verizon Communications, Inc.,
17,652	2.500%, 09/15/16	17,855
24,125	VAR, 1.867%, 09/15/16	24,329

		164,665

	Wireless Telecommunication Services — 0.8%
	America Movil S.A.B. de C.V., (Mexico),
40,695	2.375%, 09/08/16	40,882
1,000	VAR, 1.336%, 09/12/16	1,000

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
Long-Term Investments — continued
	Wireless Telecommunication Services — continued
	Vodafone Group plc, (United Kingdom),
1,200	1.625%, 03/20/17	1,203
3,527	5.625%, 02/27/17	3,706

		46,791

	Total Telecommunication Services	211,456

	Utilities — 0.9%
	Electric Utilities — 0.7%
8,212	Duke Energy Corp., VAR, 0.704%, 04/03/17	8,193
14,200	Electricite de France S.A., (France), VAR, 0.777%, 01/20/17 (e)	14,186
425	Progress Energy, Inc., 5.625%, 01/15/16	427
1,250	Virginia Electric & Power Co., Series A, 5.400%, 01/15/16	1,257
17,606	Xcel Energy, Inc., 0.750%, 05/09/16	17,602

		41,665

	Multi-Utilities — 0.2%
3,210	Consolidated Edison Co. of New York, Inc., Series 06-C, 5.500%, 09/15/16	3,326
6,703	Dominion Resources, Inc., VAR, 1.106%, 05/12/16	6,702

		10,028

	Total Utilities	51,693

	Total Corporate Bonds (Cost $2,976,418)	2,974,933

Foreign Government Securities — 0.8%
27,100	Province of Ontario Canada, (Canada), 1.600%, 09/21/16	27,256
20,931	Province of Quebec Canada, (Canada), 5.125%, 11/14/16	21,746

	Total Foreign Government Securities (Cost $49,073)	49,002

U.S. Treasury Obligations — 4.1%
	U.S. Treasury Notes,
31,900	0.250%, 05/15/16	31,874
110,200	0.625%, 11/15/16	110,092
102,724	0.625%, 12/15/16	102,608

	Total U.S. Treasury Obligations (Cost $244,850)	244,574

	Total Long-Term Investments (Cost $4,553,811)	4,551,310

Short-Term Investments — 24.6%
	Certificates of Deposit — 9.5%
10,000	Bank of Nova Scotia (The), 0.512%, 06/10/16	9,999
20,000	Barclays Bank plc, (United Kingdom), 0.750%, 05/06/16	20,024
	Credit Agricole Corporate & Investment Bank
23,600	0.760%, 05/11/16	23,614
35,700	0.870%, 11/01/16	35,673
37,500	Credit Industriel et Commercial, 0.690%, 05/20/16	37,511
5,000	Credit Suisse, 0.880%, 09/16/16	5,001
25,000	HSBC Bank USA N.A., 0.800%, 08/26/16	25,000
45,000	Landesbank Hessen-Thueringen, 0.570%, 02/19/16	45,028
54,000	Natixis, (France), 0.610%, 01/22/16	54,034
29,500	Nordea Bank Finland plc, VAR, 0.552%, 11/14/16	29,489
45,000	Royal Bank of Canada, 0.571%, 10/14/16	44,988
25,600	Societe Generale S.A., 0.880%, 10/04/16	25,599
26,250	Standard Chartered Bank, 0.800%, 08/04/16	26,249
72,000	Toronto-Dominion Bank, 1.000%, 11/08/16	72,041
60,000	UBS AG, (Switzerland), VAR, 0.826%, 09/26/16	59,985
52,000	Westpac Banking Corp., 0.566%, 10/21/16	51,984

	Total Certificates of Deposit (Cost $566,150)	566,219

	Commercial Paper— 5.6%
8,000	Aon Corp., 0.500%, 12/18/15 (e)	7,999
28,000	Barclays Bank plc, (United Kingdom), 0.669%, 08/15/16	28,002
27,400	BASF SE, 0.614%, 05/09/16 (e)	27,345
65,300	Coca-Cola Co. (The), 0.796%, 11/17/16 (e)	64,886
51,300	DNB Bank ASA, 0.543%, 02/23/16 (e)	51,262
20,000	ENI Finance USA, Inc., 0.751%, 01/05/16 (e)	19,991
59,200	Macquarie Bank Ltd., (Australia), 0.878%, 10/17/16 (e)	58,863
27,000	Monsanto Co., 0.692%, 01/14/16 (e)	26,989
10,000	Thomson Reuters Corp., (Canada), 0.802%, 01/07/16 (e)	9,997
40,000	Vodafone Group plc, 0.928%, 03/21/16 (e)	39,914

	Total Commercial Paper (Cost $334,936)	335,248

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Repurchase Agreements — 5.1%
50,000	BNP Paribas Securities Corp., 0.630%, dated 11/30/15, due 04/13/16, repurchase price $50,118, collateralized by Corporate Notes and Bonds, 1.697%, due 01/25/36, Federal Home Loan Mortgage Corporation, 3.497%, due 10/25/27 and Federal National Mortgage Association, 4.597%, due 01/25/24, with a value of $54,000.	50,000
100,000	Citigroup Global Markets, Inc., 0.910%, dated 11/30/15, due 12/04/15, repurchase price $100,010, collateralized by Corporate Notes and Bonds, 0.000% - 7.184%, due 05/15/18 - 12/26/50, with the value of $107,386.	100,000
100,000	Merrill Lynch PFS, Inc., 0.740%, dated 11/30/15, due 02/17/16, repurchase price $100,162, collateralized by Corporate Notes and Bonds, 0.000% - 5.880%, due 10/31/19 - 11/19/52, with the value of $108,000.	100,000
55,000	Morgan Stanley Co. LLC, 0.710%, dated 11/30/15, due 12/01/15, repurchase price $55,001, collateralized by Government National Mortgage Association, 3.410% - 4.000%, due 10/20/41 - 10/15/50, with the value of $56,650.	55,000

	Total Repurchase Agreements (Cost $305,000)	305,000

SHARES
	Investment Company — 4.4%
263,025	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $263,025)	263,025
	Total Short-Term Investments (Cost $1,469,111)	1,469,492

	Total Investments — 100.9% (Cost $6,022,922)	6,020,802
	Liabilities in Excess of Other Assets — (0.9)%	(51,730)

	NET ASSETS — 100.0%	$5,969,072

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,034
Aggregate gross unrealized depreciation	(3,154)

Net unrealized appreciation/depreciation	$(2,120)

Federal income tax cost of investments	$6,022,922

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$263,025	$5,757,777	$—	$6,020,802

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 13.0%
2,102	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.121%, 09/25/33	1,971
1,192	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.346%, 01/25/34	1,103
247	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.121%, 05/25/34	227
337	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.796%, 10/25/34	315
11,975	Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 1.807%, 07/20/26 (e)	11,816
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.221%, 10/15/21 (e)	4,550
1,537	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.721%, 06/25/34	1,472
1,098	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.721%, 07/25/34	1,049
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,709
	Countrywide Asset-Backed Certificates,
222	Series 2002-3, Class M1, VAR, 1.346%, 03/25/32	217
2,293	Series 2002-4, Class M1, VAR, 1.346%, 12/25/32	2,106
832	Series 2003-3, Class 3A, VAR, 0.761%, 11/25/33	763
214	Series 2004-2, Class M1, VAR, 0.971%, 05/25/34	203
1,833	Series 2004-3, Class M1, VAR, 0.971%, 06/25/34	1,743
404	Series 2004-5, Class M2, VAR, 1.226%, 07/25/34	380
1,698	Series 2004-ECC2, Class M2, VAR, 1.196%, 12/25/34	1,618
9,765	Series 2005-AB3, Class 1A1, VAR, 0.471%, 02/25/36	8,593
4,100	CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,131
188	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.046%, 03/25/34	173
4,229	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,240
435	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	424
	Exeter Automobile Receivables Trust,
5,000	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,078
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,585
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	6,827
	First Franklin Mortgage Loan Trust,
3,747	Series 2004-FF5, Class A1, VAR, 0.941%, 08/25/34	3,550
423	Series 2005-FF11, Class A2D, VAR, 0.901%, 11/25/35	421
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,463
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 1.715%, 01/17/26 (e)	14,862
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.771%, 01/15/25 (e)	743
3,381	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	3,338
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,148
6,745	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	6,733
7,175	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.381%, 05/25/46	6,425
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 1.820%, 07/15/26 (e)	9,711
7,892	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	7,688
4,011	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,261
	Morgan Stanley ABS Capital I, Inc. Trust,
2,898	Series 2004-HE1, Class M1, VAR, 1.076%, 01/25/34	2,753
521	Series 2004-HE7, Class M2, VAR, 1.166%, 08/25/34	514
135	Series 2004-HE7, Class M3, VAR, 1.241%, 08/25/34	127
956	Series 2004-HE8, Class M2, VAR, 1.241%, 09/25/34	923

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
173	Series 2004-NC7, Class M3, VAR, 1.196%, 07/25/34	151
829	Series 2004-OP1, Class M2, VAR, 1.136%, 11/25/34	804
458	Series 2005-NC1, Class M3, VAR, 0.986%, 01/25/35	363
1,502	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,500
	New Century Home Equity Loan Trust,
98	Series 2004-2, Class M2, VAR, 1.151%, 08/25/34	90
515	Series 2004-4, Class M2, VAR, 1.016%, 02/25/35	440
6,607	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	6,568
10,250	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,250
	Oak Hill Advisors Residential Loan Trust,
2,388	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	2,382
4,762	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	4,647
	Ocwen Master Advance Receivables Trust,
869	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	869
6,495	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	6,494
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,920
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,652
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	2,985
5,466	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	5,472
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,699
50	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.196%, 11/25/34	45
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 1.470%, 07/22/25 (e)	2,702
	Pretium Mortgage Credit Partners I LLC,
3,944	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	3,939
9,574	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	9,554
3,000	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,996
2,265	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,282
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	3,597
603	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	601
3,679	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,660
6,050	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	6,050
4	RAMP Trust, Series 2005-EFC4, Class M1, VAR, 0.631%, 09/25/35	4
7,001	RASC Trust, Series 2005-EMX1, Class M1, VAR, 0.866%, 03/25/35	6,539
1,130	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	1,131
	Renaissance Home Equity Loan Trust,
684	Series 2003-3, Class M1, VAR, 0.951%, 12/25/33	621
151	Series 2004-1, Class M1, VAR, 0.801%, 05/25/34	138
2,228	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	2,262
3,011	Series 2005-2, Class AV3, VAR, 0.591%, 08/25/35	2,718
656	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	647
4,496	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.579%, 08/01/24 (e)	4,377
258	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.371%, 09/25/36	239
1,008	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	999
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.662%, 01/21/26 (e)	9,471
9,800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	9,993

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,258
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,199
	Structured Asset Investment Loan Trust,
2,020	Series 2004-1, Class M1, VAR, 1.196%, 02/25/34	1,936
5,847	Series 2004-6, Class A3, VAR, 1.021%, 07/25/34	5,509
2,328	Series 2004-7, Class M1, VAR, 1.271%, 08/25/34	2,163
487	Series 2004-8, Class M2, VAR, 1.151%, 09/25/34	432
121	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 0.851%, 05/25/35	96
7,664	Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 1.801%, 07/14/26 (e)	7,619
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 1.835%, 04/18/26 (e)	3,963
	Truman Capital Mortgage Loan Trust,
14,585	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	14,389
5,456	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,344
4,120	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	4,112
5,364	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	5,343
9,580	Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 1.801%, 07/15/26 (e)	9,488
7,156	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	7,125
3,167	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	3,114
5,328	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,254
8,863	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,745
4,487	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	4,484
10,869	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	10,842
1,735	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.651%, 11/25/35	1,718
2,184	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	2,181
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,285
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 1.721%, 01/15/24 (e)	6,416

	Total Asset-Backed Securities (Cost $388,498)	389,819

Collateralized Mortgage Obligations — 11.3%
	Agency CMO — 8.1%
	Federal Home Loan Mortgage Corp. REMIC,
856	Series 2936, Class AS, IF, IO, 5.903%, 02/15/35	139
2,373	Series 3160, Class SA, IF, IO, 6.953%, 05/15/36	407
768	Series 3174, Class SA, IF, IO, 7.503%, 04/15/36	152
1,742	Series 3203, Class SH, IF, IO, 6.943%, 08/15/36	389
9,393	Series 3716, Class PI, IO, 4.500%, 04/15/38	1,087
14,137	Series 3907, Class AI, IO, 5.000%, 05/15/40	2,647
6,797	Series 3958, Class MS, IF, IO, 6.503%, 08/15/26	1,038
11,851	Series 3998, Class KS, IF, IO, 6.503%, 02/15/27	2,081
8,868	Series 4010, Class NH, 2.500%, 12/15/41	8,906
10,329	Series 4018, Class HI, IO, 4.500%, 03/15/41	1,996
11,879	Series 4043, Class PI, IO, 2.500%, 05/15/27	1,030
2,754	Series 4056, Class BI, IO, 3.000%, 05/15/27	295
3,176	Series 4073, Class IQ, IO, 4.000%, 07/15/42	784
10,797	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,138
3,045	Series 4091, Class ES, IF, IO, 6.353%, 08/15/42	757
6,109	Series 4097, Class CI, IO, 3.000%, 08/15/27	667
30,359	Series 4119, Class LI, IO, 3.500%, 06/15/39	3,187

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,364	Series 4120, Class UI, IO, 3.000%, 10/15/27	360
2,002	Series 4136, Class IN, IO, 3.000%, 11/15/27	224
4,417	Series 4146, Class AI, IO, 3.000%, 12/15/27	447
8,759	Series 4173, Class I, IO, 4.000%, 03/15/43	1,792
2,005	Series 4216, Class MI, IO, 3.000%, 06/15/28	223
43,496	Series 4314, Class KA, 3.000%, 12/15/39	44,793
13,391	Series 4347, Class WF, VAR, 0.593%, 01/15/40	13,400
16,109	Series 4372, Class SY, IF, IO, 5.903%, 08/15/44	2,691
11,839	Series 4501, Class MB, 3.000%, 04/15/43	12,212
23,032	Series 4513, Class AC, 3.000%, 05/15/42	23,518
28,450	Series 4523, Class MA, 3.500%, 10/15/41	29,655
	Federal National Mortgage Association REMIC,
1,721	Series 2003-130, Class NS, IF, IO, 6.779%, 01/25/34	352
1,146	Series 2005-67, Class SI, IF, IO, 6.479%, 08/25/35	241
328	Series 2005-69, Class AS, IF, IO, 6.479%, 08/25/35	60
1,276	Series 2006-24, Class QS, IF, IO, 6.979%, 04/25/36	269
1,966	Series 2009-93, Class SD, IF, IO, 5.979%, 11/25/39	333
1,608	Series 2009-105, Class SE, IF, IO, 5.929%, 12/25/39	227
1,072	Series 2010-68, Class SJ, IF, IO, 6.329%, 07/25/40	214
5,866	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	657
1,594	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	104
3,967	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	471
2,179	Series 2012-93, Class SK, IF, IO, 5.829%, 09/25/42	494
7,095	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	813
9,580	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	1,129
4,922	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	446
15,266	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	2,049
1,943	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	223
13,369	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,389
4,132	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	482
9,166	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	970
7,072	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	954
6,139	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	697
7,007	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	742
18,010	Series 2013-4, Class ST, IF, IO, 5.929%, 02/25/43	3,643
13,452	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	1,871
3,640	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	432
4,459	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	539
3,749	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	416
4,172	Series 2013-18, Class NS, IF, IO, 5.879%, 03/25/43	893
8,925	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,035
18,689	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	2,138
1,948	Series 2013-123, Class DH, 3.000%, 05/25/43	1,936
24,472	Series 2015-7, Class GA, 3.000%, 09/25/39	25,243
9,555	Series 2015-33, Class AD, 3.000%, 07/25/40	9,692
9,633	Series 2015-44, Class GA, 2.750%, 11/25/40	9,666
16,219	Series 2015-52, Class DA, 3.000%, 06/25/41	16,615
810	Government National Mortgage Association, Series 2014-36, Class WY, 2.000%, 03/16/44	691

		244,141

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Non-Agency CMO — 3.2%
		Alternative Loan Trust,
	376	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	381
	553	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	562
	1,036	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,007
	2,663	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,713
	33	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	31
	2,956	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.411%, 12/25/46	2,035
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 1.214%, 10/01/41	1,417
		Banc of America Alternative Loan Trust,
	5,947	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	6,278
	887	Series 2004-9, Class 4A1, 5.500%, 10/25/19	896
	393	Series 2006-2, Class 7A1, 6.000%, 03/25/21	390
	1,524	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.789%, 02/20/36	1,511
	811	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.628%, 02/25/34	802
EUR	3,159	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.211%, 10/16/38	3,264
EUR	1,389	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.229%, 03/31/48	1,433
	27	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	26
	358	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	361
	972	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	898
	98	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	98
	461	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	455
	2,049	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	2,004
		Granite Master Issuer plc, (United Kingdom),
EUR	1,750	Series 2005-2, Class M2, Reg. S, VAR, 0.454%, 12/20/54	1,848
EUR	2,250	Series 2007-1, Class 3M1, Reg. S, VAR, 0.394%, 12/20/54	2,377
	1,277	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,368
		HarborView Mortgage Loan Trust,
	3,914	Series 2005-11, Class 2A1A, VAR, 0.513%, 08/19/45	3,623
	7,617	Series 2007-6, Class 2A1A, VAR, 0.393%, 08/19/37	6,437
	1,984	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.481%, 06/25/35	1,794
EUR	1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.133%, 10/30/33	1,221
	1,056	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	951
	884	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	785
	5,007	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	5,281
		Morgan Stanley Mortgage Loan Trust,
	975	Series 2004-4, Class 2A, VAR, 6.394%, 09/25/34	1,018
	244	Series 2004-9, Class 1A, VAR, 5.555%, 11/25/34	252
GBP	1,575	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.993%, 05/15/34	2,168
	93	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	79
		Residential Asset Securitization Trust,
	4,484	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,128
	527	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	506
	286	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	286
	1,115	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 0.847%, 01/20/34	1,064
	2,154	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	2,197

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
	544	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.529%, 12/25/33	453
EUR	1,851	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.050%, 06/26/39	1,891
	341	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	334
	54	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	50
		Wells Fargo Mortgage-Backed Securities Trust,
	5,529	Series 2004-M, Class A1, VAR, 2.740%, 08/25/34	5,615
	7,316	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	7,326
	8,302	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	8,312
	507	Series 2005-AR2, Class 2A2, VAR, 2.629%, 03/25/35	514
	3,304	Series 2005-AR4, Class 2A2, VAR, 2.645%, 04/25/35	3,319
	4,667	Series 2005-AR8, Class 1A1, VAR, 2.722%, 06/25/35	4,746

			96,505

		Total Collateralized Mortgage Obligations (Cost $342,199)	340,646

	Commercial Mortgage-Backed Securities — 7.8%
	6,000	A10 Securitization LLC, 5.067%, 01/09/20	6,000
	2,219	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.599%, 08/15/31 (e)	2,203
		Banc of America Commercial Mortgage Trust,
	2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,257
	8,400	Series 2006-2, Class AM, VAR, 6.032%, 05/10/45	8,541
	4,175	Series 2006-2, Class B, VAR, 6.032%, 05/10/45	4,216
		Bear Stearns Commercial Mortgage Securities Trust,
	4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,185
	4,000	Series 2007-PW16, Class AJ, VAR, 5.912%, 06/11/40	4,073
	5,630	Series 2007-PW17, Class AJ, VAR, 6.078%, 06/11/50	5,592
	650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	558
	5,932	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.051%, 11/15/31 (e)	5,944
		Citigroup Commercial Mortgage Trust,
	10,620	Series 2015-P1, Class A5, 3.717%, 09/15/48	10,924
	4,260	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	3,229
		COMM Mortgage Trust,
	10,115	Series 2014-KYO, Class A, VAR, 1.097%, 06/11/27 (e)	10,062
	6,130	Series 2015-CR23, Class CMC, VAR, 3.807%, 05/10/48 (e)	6,024
	17,120	Series 2015-CR24, Class A5, 3.696%, 08/10/55	17,632
	4,790	Series 2015-CR25, Class A4, 3.759%, 08/10/48	4,950
	7,710	Series 2015-PC1, Class A5, 3.902%, 07/10/50	8,042
	797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	700
	5,620	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.644%, 02/15/39	5,629
	9,980	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	10,276
	4,665	CSMC, Series 2014-ICE, Class D, VAR, 2.347%, 04/15/27 (e)	4,607
	500	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	500
		GS Mortgage Securities Trust,
	9,859	Series 2007-GG10, Class A4, VAR, 5.988%, 08/10/45	10,276
	4,290	Series 2015-GC32, Class A4, 3.764%, 07/10/48	4,435
		JP Morgan Chase Commercial Mortgage Securities Trust,
	1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,500
	2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,906

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
3,680	Series 2005-LDP5, Class D, VAR, 5.746%, 12/15/44	3,671
4,000	Series 2006-CB14, Class AM, VAR, 5.645%, 12/12/44	4,002
4,370	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, VAR, 6.324%, 07/15/40	4,477
2,314	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.699%, 11/12/37	2,312
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,565
11,175	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 05/15/48	11,528
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.689%, 03/12/44	2,294
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,316
8,089	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	8,192
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 1.847%, 06/14/31 (e)	5,802
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, VAR, 5.469%, 10/15/44 (e)	3,360
9,570	Series 2006-C23, Class D, VAR, 5.761%, 01/15/45	9,556
8,550	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	8,582
5,560	Series 2007-C33, Class AJ, VAR, 6.150%, 02/15/51	5,678
6,915	Series 2007-C33, Class C, VAR, 6.150%, 02/15/51	6,764
3,250	Series 2007-C34, Class AJ, VAR, 6.143%, 05/15/46	3,346
3,345	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.767%, 07/15/58	3,453

	Total Commercial Mortgage-Backed Securities (Cost $236,955)	233,159

Convertible Bonds — 3.0%
	Consumer Discretionary — 0.7%
	Household Durables — 0.2%
4,255	Jarden Corp., 1.125%, 03/15/34	4,829

	Internet & Catalog Retail — 0.1%
3,320	Shutterfly, Inc., 0.250%, 05/15/18	3,231

	Media — 0.3%
8,015	Live Nation Entertainment, Inc., 2.500%, 05/15/19	8,310

	Textiles, Apparel & Luxury Goods — 0.1%
6,360	Iconix Brand Group, Inc., 1.500%, 03/15/18	4,202

	Total Consumer Discretionary	20,572

	Energy — 0.3%
	Energy Equipment & Services — 0.2%
6,330	Newpark Resources, Inc., 4.000%, 10/01/17	6,208

	Oil, Gas & Consumable Fuels — 0.1%
5,240	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	4,611

	Total Energy	10,819

	Health Care — 0.3%
	Health Care Providers & Services — 0.3%
8,185	HealthSouth Corp., 2.000%, 12/01/43	8,922

	Industrials — 0.4%
	Building Products — 0.2%
4,900	Griffon Corp., 4.000%, 01/15/17 (e)	6,471

	Electrical Equipment — 0.2%
6,508	General Cable Corp., SUB, 4.500%, 11/15/29	4,381

	Total Industrials	10,852

	Information Technology — 1.3%
	Communications Equipment — 0.3%
7,873	Finisar Corp., 0.500%, 12/15/33	7,164
645	Ixia, 3.000%, 12/15/15	644

		7,808

	Internet Software & Services — 0.5%
5,070	Envestnet, Inc., 1.750%, 12/15/19	4,544
6,025	Web.com Group, Inc., 1.000%, 08/15/18	6,006
4,665	WebMD Health Corp., 1.500%, 12/01/20	5,094

		15,644

	Semiconductors & Semiconductor Equipment — 0.5%
6,820	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19 (e)	7,877
6,360	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	7,497

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
		15,374

	Total Information Technology	38,826

	Total Convertible Bonds (Cost $96,962)	89,991

Corporate Bonds — 32.3%
	Consumer Discretionary — 7.2%
	Auto Components — 1.3%
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21	1,567
650	6.625%, 10/15/22	687
EUR 1,750	Autodis S.A., (France), Reg. S, 6.500%, 02/01/19	1,918
1,500	Dana Holding Corp., 6.000%, 09/15/23	1,532
EUR 4,000	EC Finance plc, (United Kingdom), Reg. S, 5.125%, 07/15/21	4,439
	Gestamp Funding Luxembourg S.A., (Luxembourg),
EUR 2,800	Reg. S, 5.875%, 05/31/20	3,077
	Goodyear Tire & Rubber Co. (The),
2,720	6.500%, 03/01/21	2,872
1,175	7.000%, 05/15/22	1,270
746	8.250%, 08/15/20	777
2,515	8.750%, 08/15/20	2,987
EUR 1,700	Grupo Antolin Dutch B.V., (Netherlands), Reg. S, 5.125%, 06/30/22	1,872
EUR 2,100	HP Pelzer Holding GmbH, (Germany), Reg. S, 7.500%, 07/15/21	2,341
1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	1,122
176	MPG Holdco I, Inc., 7.375%, 10/15/22	185
253	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	264
EUR 2,600	Rhino Bondco S.p.A, (Italy), Reg. S, 7.250%, 11/15/20	2,953
EUR 4,600	Schaeffler Finance B.V., (Netherlands), Reg. S, 3.500%, 05/15/22	4,976
106	Tenneco, Inc., 5.375%, 12/15/24	109
1,085	UCI International, Inc., 8.625%, 02/15/19	542
	ZF North America Capital, Inc.,
EUR 1,400	2.750%, 04/27/23	1,424
370	4.000%, 04/29/20 (e)	371
279	4.500%, 04/29/22 (e)	274
407	4.750%, 04/29/25 (e)	393

		37,952

	Automobiles — 0.9%
7,385	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	7,960
	Fiat Chrysler Automobiles N.V., (Netherlands),
475	4.500%, 04/15/20	477
342	5.250%, 04/15/23	339
EUR 4,460	Fiat Chrysler Finance Europe, (Luxembourg), 6.750%, 10/14/19	5,390
5,600	Ford Motor Co., 4.750%, 01/15/43	5,363
GBP 1,700	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22	2,637
EUR 3,500	Peugeot S.A., (France), 6.500%, 01/18/19	4,269

		26,435

	Distributors — 0.0% (g)
GBP 1,100	Matalan Finance plc, (United Kingdom), Reg. S, 6.875%, 06/01/19	1,408

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,137	5.375%, 01/15/22	1,190
684	5.375%, 05/15/24	716

		1,906

	Hotels, Restaurants & Leisure — 1.1%
220	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	228
134	Boyd Gaming Corp., 6.875%, 05/15/23	140
	Caesars Entertainment Operating Co., Inc.,
2,610	8.500%, 02/15/20 (d)	2,075
1,830	9.000%, 02/15/20 (d)	1,441
90	CCM Merger, Inc., 9.125%, 05/01/19 (e)	94
90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	94
4,250	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	4,045
150	Landry’s, Inc., 9.375%, 05/01/20 (e)	159
EUR 1,500	Merlin Entertainments plc, (United Kingdom), Reg. S, 2.750%, 03/15/22	1,559
	MGM Resorts International,
165	5.250%, 03/31/20	165
2,900	6.000%, 03/15/23	2,873
4,310	7.750%, 03/15/22	4,623
235	8.625%, 02/01/19	267

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
GBP 3,500	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	5,484
EUR 1,275	PortAventura Entertainment Barcelona B.V., (Netherlands), Reg. S, 7.250%, 12/01/20	1,391
125	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	131
	Scientific Games International, Inc.,
210	7.000%, 01/01/22 (e)	203
725	10.000%, 12/01/22	558
475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	470
373	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	392
225	Station Casinos LLC, 7.500%, 03/01/21	239
GBP 2,250	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20	3,592
3,845	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	3,441

		33,664

	Household Durables — 0.2%
	Brookfield Residential Properties, Inc., (Canada),
115	6.375%, 05/15/25 (e)	108
161	6.500%, 12/15/20 (e)	156
240	CalAtlantic Group, Inc., 8.375%, 01/15/21	281
700	Jarden Corp., 7.500%, 05/01/17	750
	Lennar Corp.,
156	4.500%, 06/15/19	160
565	6.950%, 06/01/18	615
2,000	Series B, 12.250%, 06/01/17	2,280
676	M/I Homes, Inc., 8.625%, 11/15/18	694
360	Meritage Homes Corp., 7.150%, 04/15/20	384
1,500	Tempur Sealy International, Inc., 5.625%, 10/15/23 (e)	1,526
106	Toll Brothers Finance Corp., 4.875%, 11/15/25	105
334	WCI Communities, Inc., 6.875%, 08/15/21	352

		7,411

	Media — 2.9%
	Altice Luxembourg S.A., (Luxembourg),
EUR 4,950	7.250%, 05/15/22 (e)	5,074
200	7.625%, 02/15/25 (e)	175
EUR 2,050	Reg. S, 7.250%, 05/15/22	2,101
	Cablevision Systems Corp.,
333	7.750%, 04/15/18	347
1,051	8.000%, 04/15/20	993
	CCO Safari II LLC,
231	4.464%, 07/23/22 (e)	233
125	4.908%, 07/23/25 (e)	127
	Cenveo Corp.,
41	6.000%, 08/01/19 (e)	31
225	8.500%, 09/15/22 (e)	137
318	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	294
	Clear Channel Worldwide Holdings, Inc.,
11,585	Series B, 6.500%, 11/15/22	11,440
3,250	Series B, 7.625%, 03/15/20	3,153
42	CSC Holdings LLC, 6.750%, 11/15/21	40
1,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,768
	DISH DBS Corp.,
5,895	5.875%, 07/15/22	5,475
2,919	5.875%, 11/15/24	2,612
3,862	6.750%, 06/01/21	3,886
110	7.875%, 09/01/19	119
400	Gray Television, Inc., 7.500%, 10/01/20	415
305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	321
2,540	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,588
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	3,975
	Numericable-SFR SAS, (France),
2,715	6.000%, 05/15/22 (e)	2,681
EUR 3,750	Reg. S, 5.375%, 05/15/22	4,121
300	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	309
7,625	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	7,682

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	102
	Sinclair Television Group, Inc.,
2,300	5.375%, 04/01/21	2,311
1,900	6.375%, 11/01/21	1,967
	Sirius XM Radio, Inc.,
1,000	4.625%, 05/15/23 (e)	967
25	5.875%, 10/01/20 (e)	26
5,000	6.000%, 07/15/24 (e)	5,169
200	Time Warner Cable, Inc., 7.300%, 07/01/38	216
EUR 4,700	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), Reg. S, 4.000%, 01/15/25	4,953
500	Univision Communications, Inc., 8.500%, 05/15/21 (e)	520
EUR 4,200	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22	4,730
500	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	490
EUR 4,400	Ziggo Bond Finance B.V., (Netherlands), Reg. S, 4.625%, 01/15/25	4,437

		85,985

	Specialty Retail — 0.7%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e)	335
627	8.875%, 03/15/19	238
3,295	9.000%, 03/15/19 (e)	2,488
EUR 3,750	Dufry Finance SCA, (Luxembourg), Reg. S, 4.500%, 08/01/23	4,146
GBP 2,000	New Look Secured Issuer plc, (United Kingdom), Reg. S, 6.500%, 07/01/22	3,030
267	Radio Systems Corp., 8.375%, 11/01/19 (e)	279
9,155	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	9,544

		20,060

	Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR 381	Holdikks SAS, (France), Reg. S, 6.750%, 07/15/21	402

	Total Consumer Discretionary	215,223

	Consumer Staples — 1.3%
	Beverages — 0.0% (g)
125	Constellation Brands, Inc., 4.750%, 11/15/24	128
840	DS Services of America, Inc., 10.000%, 09/01/21 (e)	953

		1,081

	Food & Staples Retailing — 0.3%
EUR 1,500	Agrokor d.d., (Croatia), Reg. S, 9.125%, 02/01/20	1,704
265	New Albertsons, Inc., 7.450%, 08/01/29	250
2,500	Rite Aid Corp., 6.125%, 04/01/23 (e)	2,650
GBP 1,500	Tesco plc, (United Kingdom), 5.000%, 03/24/23	2,276
1,500	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	1,373

		8,253

	Food Products — 0.7%
2,564	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,618
EUR 2,000	Campofrio Food Group S.A., (Spain), Reg. S, 3.375%, 03/15/22	2,142
966	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	1,021
70	Darling Ingredients, Inc., 5.375%, 01/15/22	69
237	Dean Foods Co., 6.500%, 03/15/23 (e)	244
	JBS USA LLC/JBS USA Finance, Inc.,
386	5.750%, 06/15/25 (e)	368
457	7.250%, 06/01/21 (e)	474
475	7.250%, 06/01/21 (e)	494
384	8.250%, 02/01/20 (e)	403
EUR 1,500	Labeyrie Fine Foods SAS, (France), Reg. S, 5.625%, 03/15/21	1,680
211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	208
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e)	127
6,235	7.375%, 02/15/22	6,490
GBP 2,700	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20	4,189
1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,104
96	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	98

		21,729

	Household Products — 0.1%
2,316	Central Garden & Pet Co., 8.250%, 03/01/18	2,366
495	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	480

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — continued
	Spectrum Brands, Inc.,
205	5.750%, 07/15/25 (e)	211
86	6.125%, 12/15/24 (e)	90

		3,147

	Personal Products — 0.0% (g)
75	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	72

	Tobacco — 0.2%
1,000	Altria Group, Inc., 2.850%, 08/09/22	982
4,410	Reynolds American, Inc., 5.850%, 08/15/45	4,931

		5,913

	Total Consumer Staples	40,195

	Energy — 1.0%
	Energy Equipment & Services — 0.1%
3,470	Atwood Oceanics, Inc., 6.500%, 02/01/20	2,620
300	Basic Energy Services, Inc., 7.750%, 02/15/19	106
400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	322
500	Parker Drilling Co., 7.500%, 08/01/20	395
89	PHI, Inc., 5.250%, 03/15/19	76
700	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	437
400	SESI LLC, 6.375%, 05/01/19	389

		4,345

	Oil, Gas & Consumable Fuels — 0.9%
2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	905
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	13
140	CONSOL Energy, Inc., 5.875%, 04/15/22	92
3,000	Denbury Resources, Inc., 4.625%, 07/15/23	1,740
350	Diamondback Energy, Inc., 7.625%, 10/01/21	372
5,270	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	4,480
390	Halcon Resources Corp., 13.000%, 02/15/22 (e)	180
135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e)	121
350	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	257
4,496	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	944
3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	2,490
400	Memorial Resource Development Corp., 5.875%, 07/01/22	373
107	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	100
	Noble Energy, Inc.,
3,435	5.250%, 11/15/43	3,154
500	5.875%, 06/01/22	502
100	Oasis Petroleum, Inc., 6.875%, 03/15/22	86
700	Peabody Energy Corp., 10.000%, 03/15/22 (e)	165
750	QEP Resources, Inc., 5.250%, 05/01/23	669
240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	230
EUR 1,500	Repsol International Finance B.V., (Netherlands), VAR, 4.500%, 03/25/75	1,331
1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	1,234
500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	233
865	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	822
2,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	720
	Williams Partners LP,
3,490	3.600%, 03/15/22	3,058
845	4.000%, 09/15/25	690
858	5.100%, 09/15/45	618

		25,579

	Total Energy	29,924

	Financials — 7.4%
	Banks — 1.9%
EUR 9,200	Banco Popolare SC, (Italy), 3.500%, 03/14/19	10,128
	Bank of Ireland, (Ireland),
EUR 3,637	3.250%, 01/15/19	4,142
EUR 3,468	VAR, 4.250%, 06/11/24	3,816
	Barclays Bank plc, (United Kingdom),
1,000	7.625%, 11/21/22	1,130

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
EUR 3,350	Reg. S, 6.000%, 01/14/21	4,255
	CIT Group, Inc.,
400	5.000%, 05/15/17	412
430	5.000%, 08/15/22	439
2,000	5.500%, 02/15/19 (e)	2,095
	Citigroup, Inc.,
3,355	4.300%, 11/20/26	3,381
4,840	4.450%, 09/29/27	4,837
EUR 1,300	Commerzbank AG, (Germany), 7.750%, 03/16/21	1,696
EUR 3,249	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23	4,235
2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,376
5,696	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e)	5,944
	UniCredit S.p.A., (Italy),
EUR 772	6.950%, 10/31/22	979
EUR 4,159	Reg. S, 6.950%, 10/31/22	5,277
1,555	Wells Fargo Bank N.A., VAR, 0.572%, 05/16/16	1,554

		56,696

	Capital Markets — 1.3%
	Credit Suisse AG, (Switzerland),
4,126	6.500%, 08/08/23 (e)	4,500
EUR 6,920	VAR, 5.750%, 09/18/25	8,065
147	E*TRADE Financial Corp., 5.375%, 11/15/22	155
6,070	Goldman Sachs Group, Inc. (The), 3.850%, 07/08/24	6,216
	UBS AG, (Switzerland),
3,815	5.125%, 05/15/24	3,872
6,033	Reg. S, VAR, 4.750%, 05/22/23	6,180
6,451	VAR, 4.750%, 05/22/23	6,608
EUR 1,785	Volvo Treasury AB, (Sweden), VAR, 4.200%, 06/10/75	1,878

		37,474

	Consumer Finance — 0.4%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
2,985	4.625%, 10/30/20	3,067
937	4.625%, 07/01/22	947
	Ally Financial, Inc.,
192	3.600%, 05/21/18	192
77	4.625%, 05/19/22	79
200	8.000%, 11/01/31	239
400	VAR, 2.995%, 07/18/16	401
	General Motors Financial Co., Inc.,
1,255	3.250%, 05/15/18	1,267
450	4.750%, 08/15/17	467
	Synchrony Financial,
2,505	3.750%, 08/15/21	2,523
3,740	4.250%, 08/15/24	3,738

		12,920

	Diversified Financial Services — 1.1%
641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	183
4,826	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	4,862
415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	187
476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	505
4,555	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	4,728
3,048	GE Capital International Funding Co., (Ireland), 3.373%, 11/15/25 (e)	3,083
	General Electric Capital Corp.,
1,153	3.450%, 05/15/24	1,193
9,325	VAR, 6.375%, 11/15/67	9,908
EUR 4,200	Lock A.S., (Norway), Reg. S, 7.000%, 08/15/21	4,702
	Monitchem HoldCo 3 S.A., (Luxembourg),
EUR 2,250	5.250%, 06/15/21 (e)	2,396
EUR 700	Reg. S, 5.250%, 06/15/21	745
25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	25
EUR 1,500	ProGroup AG, (Germany), Reg. S, 5.125%, 05/01/22	1,669

		34,186

	Insurance — 1.3%
	American International Group, Inc.,
5,000	4.875%, 06/01/22	5,453
2,096	6.250%, 03/15/37	2,290
EUR 6,100	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42	8,008
	CNO Financial Group, Inc.,
112	4.500%, 05/30/20	114
298	5.250%, 05/30/25	303
GBP 900	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42	1,675

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	532
	MetLife, Inc.,
2,500	4.721%, 12/15/44	2,574
4,320	6.400%, 12/15/36	4,758
	Prudential Financial, Inc.,
5,000	3.500%, 05/15/24	5,042
2,500	4.600%, 05/15/44	2,496
6,765	VAR, 5.875%, 09/15/42	7,185

		40,430

	Real Estate Investment Trusts (REITs) — 0.7%
5,500	Corrections Corp. of America, 4.125%, 04/01/20	5,349
2,055	Crown Castle International Corp., 5.250%, 01/15/23	2,130
1,640	DDR Corp., 7.875%, 09/01/20	1,975
EUR 2,500	Deutsche Raststaetten Gruppe IV GmbH, (Germany), Reg. S, 6.750%, 12/30/20	2,849
4,040	GEO Group, Inc. (The), 6.625%, 02/15/21	4,106
130	Iron Mountain, Inc., 5.750%, 08/15/24	129
	Liberty Property LP,
2,810	3.375%, 06/15/23	2,674
2,755	4.400%, 02/15/24	2,806

		22,018

	Real Estate Management & Development — 0.1%
154	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	150
1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,552

		1,702

	Thrifts & Mortgage Finance — 0.6%
17,850	BPCE S.A., (France), VAR, 0.936%, 06/23/17	17,804

	Total Financials	223,230

	Health Care — 2.5%
	Biotechnology — 0.1%
2,875	Biogen, Inc., 5.200%, 09/15/45	2,886

	Health Care Equipment & Supplies — 0.3%
200	Alere, Inc., 7.250%, 07/01/18	207
EUR 2,600	Auris Luxembourg II S.A., (Luxembourg), Reg. S, 8.000%, 01/15/23	3,018
953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	967
2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,428
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
325	4.875%, 04/15/20 (e)	294
270	5.500%, 04/15/25 (e)	229
556	5.750%, 08/01/22 (e)	492

		7,635

	Health Care Providers & Services — 1.2%
175	Amsurg Corp., 5.625%, 07/15/22	172
EUR 4,050	Ephios Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/01/22	4,524
8,207	HCA, Inc., 7.500%, 02/15/22	9,171
1,175	HealthSouth Corp., 7.750%, 09/15/22	1,219
900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	846
128	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	132
1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23	1,419
3,500	McKesson Corp., 3.796%, 03/15/24	3,544
GBP 900	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19	1,396
	Tenet Healthcare Corp.,
2,650	4.750%, 06/01/20	2,676
500	5.000%, 03/01/19	481
110	6.000%, 10/01/20	117
500	6.750%, 02/01/20	494
3,500	6.750%, 06/15/23	3,273
2,835	8.000%, 08/01/20	2,878
1,877	8.125%, 04/01/22	1,871
1,645	UnitedHealth Group, Inc., 4.750%, 07/15/45	1,732
	Universal Health Services, Inc.,
83	3.750%, 08/01/19 (e)	85
117	4.750%, 08/01/22 (e)	119

		36,149

	Health Care Technology — 0.1%
4,000	IMS Health, Inc., 6.000%, 11/01/20 (e)	4,090

	Pharmaceuticals — 0.8%
46	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	46
8,000	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	8,067

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
1,560	Perrigo Finance plc, (Ireland), 3.500%, 12/15/21	1,532
	Valeant Pharmaceuticals International, Inc., (Canada),
4,000	5.875%, 05/15/23 (e)	3,460
425	6.750%, 08/15/18 (e)	414
3,220	6.750%, 08/15/21 (e)	2,914
1,630	7.000%, 10/01/20 (e)	1,516
750	7.250%, 07/15/22 (e)	679
5,000	7.500%, 07/15/21 (e)	4,726
EUR 1,275	Reg. S, 4.500%, 05/15/23	1,125

		24,479

	Total Health Care	75,239

	Industrials — 2.8%
	Aerospace & Defense — 0.3%
EUR 6,824	Airbus Group Finance B.V., (Netherlands), 2.375%, 04/02/24	7,906
109	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	103
62	Orbital ATK, Inc., 5.250%, 10/01/21	63

		8,072

	Airlines — 0.4%
3,120	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	3,151
2,118	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	2,258
487	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	506
122	Continental Airlines 2009-2 Class A Pass-Through Trust, Series A, 7.250%, 11/10/19	139
1,852	Continental Airlines 2012-2 Class A Pass-Through Trust, Series A, 4.000%, 10/29/24	1,899
557	Continental Airlines, 2010-1 Class A Pass-Through Trust, Series A, 4.750%, 01/12/21	586
186	Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.750%, 12/17/19	209
3,478	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,530

		12,278

	Building Products — 0.2%
EUR 2,000	Italcementi Finance S.A., (France), SUB, 6.625%, 03/19/20	2,496
200	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	209
	Pfleiderer GmbH, (Germany),
EUR 1,300	7.875%, 08/01/19 (e)	1,765
EUR 1,600	Reg. S, 7.875%, 08/01/19	1,434

		5,904

	Commercial Services & Supplies — 0.2%
3,140	ADT Corp. (The), 6.250%, 10/15/21	3,281
400	Casella Waste Systems, Inc., 7.750%, 02/15/19	402
150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	134
	Harland Clarke Holdings Corp.,
100	6.875%, 03/01/20 (e)	88
75	9.250%, 03/01/21 (e)	61
350	9.750%, 08/01/18 (e)	344
255	ILFC E-Capital Trust I, VAR, 4.570%, 12/21/65 (e)	241
1,625	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	1,528
120	Mustang Merger Corp., 8.500%, 08/15/21 (e)	126
155	Quad/Graphics, Inc., 7.000%, 05/01/22	120
60	West Corp., 5.375%, 07/15/22 (e)	54

		6,379

	Construction & Engineering — 0.1%
	AECOM,
380	5.750%, 10/15/22	392
240	5.875%, 10/15/24	243
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	643
405	MasTec, Inc., 4.875%, 03/15/23	342

		1,620

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	420
435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	453

		873

	Machinery — 0.4%
50	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	45
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	595
	Galapagos Holding S.A., (Luxembourg),
EUR 3,700	7.000%, 06/15/22 (e)	3,401
EUR 400	Reg. S, 7.000%, 06/15/22	368
EUR 2,080	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20	2,346

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — continued
400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	398
103	Oshkosh Corp., 5.375%, 03/01/25	103
3,715	Terex Corp., 6.500%, 04/01/20	3,696

		10,952

	Marine — 0.0% (g)
670	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	502
525	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	420
803	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	434

		1,356

	Road & Rail — 0.4%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
138	5.250%, 03/15/25 (e)	133
1,000	5.500%, 04/01/23	1,020
EUR 1,000	Europcar Groupe S.A., (France), Reg. S, 5.750%, 06/15/22	1,114
EUR 1,450	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18	1,464
	Hertz Corp. (The),
2,050	5.875%, 10/15/20	2,112
5,605	7.375%, 01/15/21	5,832

		11,675

	Trading Companies & Distributors — 0.4%
	International Lease Finance Corp.,
900	5.875%, 04/01/19	956
800	5.875%, 08/15/22	865
845	8.750%, 03/15/17	903
	Rexel S.A., (France),
EUR 200	3.250%, 06/15/22	210
EUR 2,850	Reg. S, 5.125%, 06/15/20	3,169
	United Rentals North America, Inc.,
795	6.125%, 06/15/23	829
2,750	7.375%, 05/15/20	2,905
2,295	7.625%, 04/15/22	2,467
1,025	8.250%, 02/01/21	1,075

		13,379

	Transportation Infrastructure — 0.4%
EUR 1,200	Atlantia S.p.A., (Italy), 2.875%, 02/26/21	1,395
GBP 3,500	Heathrow Finance plc, (United Kingdom), 7.125%, 03/01/17	5,580
EUR 3,200	Societe Des Autoroutes Paris-Rhin-Rhone, (France), 1.875%, 01/15/25	3,464

		10,439

	Total Industrials	82,927

	Information Technology — 1.8%
	Communications Equipment — 0.1%
	Alcatel-Lucent USA, Inc.,
200	4.625%, 07/01/17 (e)	205
39	6.450%, 03/15/29	40
200	6.750%, 11/15/20 (e)	211
	Avaya, Inc.,
3,210	7.000%, 04/01/19 (e)	2,528
134	10.500%, 03/01/21 (e)	44
375	Goodman Networks, Inc., 12.125%, 07/01/18	109

		3,137

	Electronic Equipment, Instruments & Components — 0.3%
800	Belden, Inc., 5.500%, 09/01/22 (e)	780
EUR 2,900	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19	3,222
EUR 4,400	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20	4,805
590	Zebra Technologies Corp., 7.250%, 10/15/22	631

		9,438

	IT Services — 0.5%
500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	495
	First Data Corp.,
2,476	6.750%, 11/01/20 (e)	2,603
3,100	8.250%, 01/15/21 (e)	3,240
7,400	8.750%, 01/15/22 (e)	7,777
	SunGard Data Systems, Inc.,
491	7.375%, 11/15/18	500
1,500	7.625%, 11/15/20	1,557

		16,172

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
65	6.750%, 03/01/19	48
200	7.750%, 08/01/20	138
4,850	Amkor Technology, Inc., 6.625%, 06/01/21	4,789

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	53
2,040	Intel Corp., 4.900%, 07/29/45	2,154
	Micron Technology, Inc.,
154	5.250%, 08/01/23 (e)	145
400	5.500%, 02/01/25	371
	NXP B.V./NXP Funding LLC, (Netherlands),
200	3.500%, 09/15/16 (e)	201
3,000	5.750%, 02/15/21 (e)	3,135

		11,034

	Software — 0.5%
	Audatex North America, Inc.,
3,507	6.000%, 06/15/21 (e)	3,538
27	6.125%, 11/01/23 (e)	27
2,250	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	1,747
2,400	Infor U.S., Inc., 6.500%, 05/15/22 (e)	2,130
6,495	Microsoft Corp., 2.700%, 02/12/25	6,365

		13,807

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	NCR Corp.,
33	5.000%, 07/15/22	32
10	5.875%, 12/15/21	10
30	6.375%, 12/15/23	30

		72

	Total Information Technology	53,660

	Materials — 2.5%
	Chemicals — 0.8%
3,455	Ashland, Inc., 4.750%, 08/15/22	3,438
500	Axiall Corp., 4.875%, 05/15/23	465
	Hexion, Inc.,
2,810	6.625%, 04/15/20	2,037
2,460	8.875%, 02/01/18	1,618
5,550	Huntsman International LLC, 4.875%, 11/15/20	5,217
EUR 1,500	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	1,549
4,000	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	3,980
500	PolyOne Corp., 5.250%, 03/15/23	495
EUR 1,500	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,394
384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	313
2,730	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	2,825
EUR 1,200	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), Reg. S, 6.375%, 05/01/22	1,285

		24,616

	Construction Materials — 0.2%
1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,441
725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	774
EUR 3,700	HeidelbergCement Finance Luxembourg S.A., (Luxembourg), 7.500%, 04/03/20	4,847
90	U.S. Concrete, Inc., 8.500%, 12/01/18	94

		7,156

	Containers & Packaging — 0.9%
	Ardagh Packaging Finance plc, (Ireland),
3,500	9.125%, 10/15/20 (e)	3,675
EUR 3,700	Reg. S, 9.250%, 10/15/20	4,105
2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.337%, 12/15/19 (e)	1,965
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
85	5.625%, 12/15/16 (e)	85
570	6.000%, 06/15/17 (e)	567
EUR 1,400	Crown European Holdings S.A., (France), Reg. S, 4.000%, 07/15/22	1,549
EUR 1,000	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	1,095
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20	1,189
255	7.125%, 04/15/19	259
1,840	9.000%, 04/15/19	1,868
4,247	9.875%, 08/15/19	4,406
EUR 4,500	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.750%, 02/15/23	5,040

		25,803

	Metals & Mining — 0.4%
415	AK Steel Corp., 8.750%, 12/01/18	353

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
209	Aleris International, Inc., 7.875%, 11/01/20	174
2,099	Allegheny Technologies, Inc., 7.625%, 08/15/23	1,684
	ArcelorMittal, (Luxembourg),
500	7.250%, 02/25/22	441
1,310	10.850%, 06/01/19	1,389
150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	147
581	Coeur Mining, Inc., 7.875%, 02/01/21	332
	First Quantum Minerals Ltd., (Canada),
163	6.750%, 02/15/20 (e)	105
163	7.000%, 02/15/21 (e)	104
	Glencore Finance Canada Ltd., (Canada),
1,950	4.250%, 10/25/22 (e)	1,555
1,835	5.550%, 10/25/42 (e)	1,321
3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e)	3,249
610	Hecla Mining Co., 6.875%, 05/01/21	480
171	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	135
	Lundin Mining Corp., (Canada),
260	7.500%, 11/01/20 (e)	253
230	7.875%, 11/01/22 (e)	219
510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	434
190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	103

		12,478

	Paper & Forest Products — 0.2%
EUR 4,300	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 3.250%, 06/01/21	4,821

	Total Materials	74,874

	Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 3.2%
	Altice Financing S.A., (Luxembourg),
200	6.500%, 01/15/22 (e)	200
384	6.625%, 02/15/23 (e)	381
EUR 1,500	Reg. S, 5.250%, 02/15/23	1,616
	Altice Finco S.A., (Luxembourg),
200	7.625%, 02/15/25 (e)	183
200	8.125%, 01/15/24 (e)	188
4,460	AT&T, Inc., 4.800%, 06/15/44	4,174
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	5.250%, 03/15/21	1,035
3,617	5.375%, 05/01/25 (e)	3,590
3,100	6.500%, 04/30/21	3,242
500	6.625%, 01/31/22	528
142	7.000%, 01/15/19	145
3,805	7.375%, 06/01/20	3,967
	CenturyLink, Inc.,
93	5.625%, 04/01/25	80
4,560	6.750%, 12/01/23	4,329
1,650	Series T, 5.800%, 03/15/22	1,531
220	Cincinnati Bell, Inc., 8.375%, 10/15/20	227
1,788	Embarq Corp., 7.995%, 06/01/36	1,879
	Frontier Communications Corp.,
80	6.250%, 09/15/21	68
2,500	6.875%, 01/15/25	2,050
100	7.125%, 03/15/19	99
410	8.500%, 04/15/20	411
168	8.750%, 04/15/22	154
91	8.875%, 09/15/20 (e)	91
792	9.250%, 07/01/21	774
2,507	10.500%, 09/15/22 (e)	2,485
853	11.000%, 09/15/25 (e)	836
	Intelsat Jackson Holdings S.A., (Luxembourg),
3,899	5.500%, 08/01/23	2,905
3,339	6.625%, 12/15/22	2,020
578	7.250%, 04/01/19	505
2,810	7.250%, 10/15/20	2,346
2,750	7.500%, 04/01/21	2,282
	Intelsat Luxembourg S.A., (Luxembourg),
400	6.750%, 06/01/18	262
445	7.750%, 06/01/21	174
434	Level 3 Communications, Inc., 5.750%, 12/01/22	438
	Level 3 Financing, Inc.,
140	5.125%, 05/01/23 (e)	139
1,394	5.375%, 08/15/22	1,404
445	6.125%, 01/15/21	466
1,000	8.625%, 07/15/20	1,051
30	VAR, 4.101%, 01/15/18	30
EUR 800	OTE plc, (United Kingdom), 3.500%, 07/09/20	812

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
EUR 1,400	Play Topco S.A., (Luxembourg), Reg. S, 7.750% (cash), 02/28/20 (v)	1,518
	Qwest Capital Funding, Inc.,
298	6.875%, 07/15/28	254
156	7.750%, 02/15/31	144
6,220	Sprint Capital Corp., 8.750%, 03/15/32	4,859
EUR 2,000	Telecom Italia S.p.A., (Italy), 3.250%, 01/16/23	2,195
EUR 4,200	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22	4,815
1,377	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	1,467
1,575	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,671
	Verizon Communications, Inc.,
4,505	4.862%, 08/21/46	4,380
7,565	VAR, 1.867%, 09/15/16	7,629
GBP 3,600	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21	5,674
	Wind Acquisition Finance S.A., (Luxembourg),
EUR 2,700	4.000%, 07/15/20 (e)	2,888
EUR 1,000	Reg. S, 4.000%, 07/15/20	1,070
	Windstream Services LLC,
205	6.375%, 08/01/23	152
220	7.500%, 06/01/22	169
3,695	7.500%, 04/01/23	2,817
221	7.750%, 10/15/20	186
5,913	7.750%, 10/01/21	4,716
	Zayo Group LLC/Zayo Capital, Inc.,
510	6.000%, 04/01/23 (e)	491
296	10.125%, 07/01/20	321

		96,513

	Wireless Telecommunication Services — 0.4%
200	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	200
	Sprint Communications, Inc.,
250	6.000%, 11/15/22	187
223	7.000%, 03/01/20 (e)	228
151	7.000%, 08/15/20	125
450	9.000%, 11/15/18 (e)	486
	Sprint Corp.,
98	7.125%, 06/15/24	75
234	7.250%, 09/15/21	190
9,559	7.875%, 09/15/23	7,695
	T-Mobile USA, Inc.,
357	5.250%, 09/01/18	364
327	6.125%, 01/15/22	334
243	6.464%, 04/28/19	249
30	6.500%, 01/15/24	30
32	6.625%, 11/15/20	33
225	6.625%, 04/01/23	231
1,622	6.633%, 04/28/21	1,677
1,137	6.731%, 04/28/22	1,171
128	6.836%, 04/28/23	131

		13,406

	Total Telecommunication Services	109,919

	Utilities — 2.2%
	Electric Utilities — 1.0%
EUR 3,930	Enel Finance International N.V., (Netherlands), 4.875%, 04/17/23	5,230
	Enel S.p.A., (Italy),
EUR 2,544	VAR, 6.500%, 01/10/74	2,933
GBP 2,388	VAR, 7.750%, 09/10/75	3,902
5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	5,133
	Iberdrola International B.V., (Netherlands),
EUR 2,800	1.750%, 09/17/23	3,060
EUR 4,800	3.500%, 02/01/21	5,761
2,141	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	1,648
EUR 1,400	Red Electrica de Espana Finance BV, (Netherlands), 3.875%, 01/25/22	1,743
EUR 800	Red Electrica Financiaciones S.A.U., (Spain), 2.125%, 07/01/23	905

		30,315

	Gas Utilities — 0.0% (g)
499	DCP Midstream Operating LP, 3.875%, 03/15/23	410
EUR 900	Snam SpA, (Italy), 3.250%, 01/22/24	1,087

		1,497

	Independent Power & Renewable Electricity Producers — 0.2%
	Calpine Corp.,
601	5.375%, 01/15/23	560
599	5.750%, 01/15/25	561
1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,470
750	GenOn Energy, Inc., 9.875%, 10/15/20	634

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Independent Power & Renewable Electricity Producers — continued
		NRG Energy, Inc.,
	800	7.875%, 05/15/21	798
	1,000	8.250%, 09/01/20	1,030

			5,053

		Multi-Utilities — 1.0%
	10,395	Dominion Resources, Inc., 3.625%, 12/01/24	10,344
		Engie S.A., (France),
EUR	4,700	0.500%, 03/13/22	4,866
EUR	800	1.000%, 03/13/26	809
EUR	1,200	3.000%, 02/01/23	1,443
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	2,851
	2,360	Sempra Energy, 2.875%, 10/01/22	2,302
EUR	5,900	Veolia Environnement S.A., (France), 4.625%, 03/30/27	8,035

			30,650

		Total Utilities	67,515

		Total Corporate Bonds (Cost $1,049,656)	972,706

	Foreign Government Securities — 6.8%
JPY	4,300,000	Government of Japan, (Japan), Series 26, 2.400%, 03/20/37	43,056
EUR	59,700	Italy Buoni Poliennali Del Tesoro, (Italy), 3.750%, 09/01/24	75,950
	964	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15	952
EUR	71,000	Spain Government Bond, (Spain), 2.750%, 10/31/24 (e)	83,261

		Total Foreign Government Securities (Cost $214,836)	203,219

	Mortgage Pass-Through Securities — 10.7%
		Federal National Mortgage Association, 30 Year, Single Family,
	194,700	TBA, 3.000%, 12/25/45	195,559
	120,900	TBA, 3.500%, 12/25/45	125,217

		Total Mortgage Pass-Through Securities (Cost $321,073)	320,776

	Preferred Securities — 4.6% (x)
		Financials — 4.4%
		Banks — 2.8%
	10,600	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	11,395
		Bank of America Corp.,
	14,006	Series AA, VAR, 6.100%, 03/17/25	14,085
	565	Series K, VAR, 8.000%, 01/30/18	584
	1,185	Series V, VAR, 5.125%, 06/17/19	1,134
		Citigroup, Inc.,
	200	VAR, 5.950%, 01/30/23	197
	4,825	VAR, 6.125%, 11/15/20	4,900
	1,744	Series M, VAR, 6.300%, 05/15/24	1,716
	5,171	Series O, VAR, 5.875%, 03/27/20	5,106
		Credit Agricole S.A., (France),
	310	VAR, 6.625%, 09/23/19 (e)	306
GBP	2,200	VAR, 8.125%, 10/26/19	3,694
EUR	3,900	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	4,198
	5,540	Intesa Sanpaolo S.p.A., (Italy), VAR, 7.700%, 09/17/25 (e)	5,637
	5,100	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	5,487
		Skandinaviska Enskilda Banken AB, (Sweden),
	6,600	VAR, 5.750%, 05/13/20	6,513
EUR	2,700	VAR, 7.092%, 12/21/17	3,142
	5,960	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	6,072
	3,000	Swedbank AB, (Sweden), VAR, 5.500%, 03/17/20	2,970
	5,838	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	6,152

			83,288

		Capital Markets — 0.8%
	3,515	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	3,504
		Goldman Sachs Group, Inc. (The),
	7,750	Series L, VAR, 5.700%, 05/10/19	7,750
	4,795	Series M, VAR, 5.375%, 05/10/20	4,789
	4,020	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	4,005
		UBS Group AG, (Switzerland),
EUR	2,550	VAR, 5.750%, 02/19/22	2,815
	2,682	VAR, 7.125%, 02/19/20	2,803

			25,666

		Diversified Financial Services — 0.6%
GBP	8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	13,738
GBP	2,400	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	3,669

			17,407

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Insurance — 0.2%
GBP 1,600		Legal & General Group plc, (United Kingdom), VAR, 6.385%, 05/02/17	2,488
GBP 759		Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27	1,280
1,225		Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	1,242
GBP 1,500		Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19	2,397

			7,407

		Total Financials	133,768

		Telecommunication Services — 0.2%
		Wireless Telecommunication Services — 0.2%
		Telefonica Europe B.V., (Netherlands),
EUR 1,700		VAR, 4.200%, 12/04/19	1,814
EUR 200		VAR, 5.875%, 03/31/24	220
EUR 2,500		VAR, 6.500%, 09/18/18	2,833
EUR 300		VAR, 7.625%, 09/18/21	359

		Total Telecommunication Services	5,226

		Total Preferred Securities (Cost $142,207)	138,994

SHARES
Common Stock — 0.0% (g)
		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
27		NII Holdings, Inc. (a) (Cost $450)	187

Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Consumer Finance — 0.0% (g)
—	(h)	Ally Financial, Inc., Series G, 7.000%, 12/14/15 (e) @	373

		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.441%, 12/28/15 @ ($1,000 par Value)	329

		Total Preferred Stocks (Cost $708)	702

PRINCIPAL AMOUNT
Loan Assignments — 1.0%
		Consumer Discretionary — 0.2%
		Diversified Consumer Services — 0.0% (g)
639		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	620

		Hotels, Restaurants & Leisure — 0.0% (g)
786		Scientific Games Corp.,Initial Term Loan, VAR, 6.000%, 10/18/20	727

		Media — 0.1%
400		iHeartCommunications, Inc., Term Loan D, VAR, 6.982%, 01/30/19	289
949		iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.732%, 07/30/19	685
419		McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	418
641		Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	637
1,224		Univision Communications, Inc., 2013 Incramental Term Loan, VAR, 4.000%, 03/01/20	1,203
987		Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	971

			4,203

		Multiline Retail — 0.1%
1,225		J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	1,213

		Specialty Retail — 0.0% (g)
102		J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	64
633		Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	621

			685

		Total Consumer Discretionary	7,448

		Consumer Staples — 0.2%
		Food & Staples Retailing — 0.1%
982		AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	980
1,259		New Albertsons, Inc., 2019 Term Loan B-2, VAR, 5.375%, 03/21/19	1,256
639		SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	636

			2,872

		Food Products — 0.1%
832		Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	827
1,761		Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	1,742

			2,569

		Total Consumer Staples	5,441

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
392	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	215
388	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	194

		409

	Oil, Gas & Consumable Fuels — 0.0% (g)
460	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	136
741	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	734

		870

	Total Energy	1,279

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
127	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	120

	Diversified Financial Services — 0.0% (g)
20	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	20
640	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	601
400	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Loan, VAR, 6.750%, 02/28/22	367

		988

	Insurance — 0.0% (g)
256	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, 4.500%, VAR, 07/01/20	250

	Total Financials	1,358

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
446	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	431
374	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21	359

		790

	Health Care Providers & Services — 0.1%
346	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	343
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	812
680	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	661

		1,816

	Total Health Care	2,606

	Industrials — 0.1%
	Airlines — 0.1%
980	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	971

	Commercial Services & Supplies — 0.0% (g)
100	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.003%, 11/06/20	97
390	Garda World Security Corp., Term B Loan, VAR, 4.003%, 11/06/20	378
139	University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%, 08/06/21	139

		614

	Industrial Conglomerates — 0.0% (g)
191	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	176

	Marine — 0.0% (g)
210	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20 ^	201
405	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	229
115	Navios Maritime Partners LP, Term Loan, (Greece), VAR, 5.500%, 06/18/20	113
640	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	384

		927

	Total Industrials	2,688

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
1,660	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	1,256

	Electronic Equipment, Instruments & Components — 0.1%
1,861	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	1,850

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	IT Services — 0.1%
1,500	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.212%, 03/24/21	1,494

	Semiconductors & Semiconductor Equipment — 0.0% (g)
147	Freescale Semiconductor, Inc., Term Loan B-5, 5.000%, VAR, 01/15/21	147

	Total Information Technology	4,747

	Materials — 0.1%
	Chemicals — 0.1%
343	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	341
321	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	325

		666

	Construction Materials — 0.0% (g)
142	Quikrete Holdings, Inc., 1st Lien Initial Term Loan, VAR, 4.000%, 09/28/20	141
66	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	66

		207

	Containers & Packaging — 0.0% (g)
276	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	273

	Metals & Mining — 0.0% (g)
299	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	290

	Total Materials	1,436

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,271	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20 ^	1,254
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	796
294	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	288

	Total Telecommunication Services	2,338

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.676%, 10/10/17 (d)	847

	Total Loan Assignments (Cost $33,584)	30,188

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
928	10 Year U.S. Treasury Note, Expiring 02/19/16, at $126.00, American Style	1,276

	Total Option Purchased (Cost $1,191)	1,276

SHARES
Short-Term Investment — 18.4%
	Investment Company — 18.4%
553,819	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) † (Cost $553,819)	553,819

	Total Investments — 108.9% (Cost $3,382,138)	3,275,482
	Liabilities in Excess of Other Assets — (8.9)% (c)	(268,538)

	NET ASSETS — 100.0%	$3,006,944

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
57	Euro Bund	12/08/15	EUR	9,534	304
983	10 Year Australian Government Bond	12/15/15	AUD	90,173	(1,147)
1,150	10 Year U.S. Treasury Note	03/21/16	USD	145,403	(74)
60	U.S. Treasury Long Bond	03/21/16	USD	9,240	25
118	Ultra Long Term U.S. Treasury Bond	03/21/16	USD	18,696	117
15	Long Gilt	03/29/16	GBP	2,660	13
	Short Futures Outstanding
(311)	Euro Bund	12/08/15	EUR	(52,019)	(898)
(39)	Euro Bobl	12/08/15	EUR	(5,358)	(58)
(36)	10 Year U.S. Treasury Note	03/21/16	USD	(4,552)	(6)
(15)	U.S. Ultra Bond	03/21/16	USD	(2,377)	(15)
(42)	Short Gilt	03/29/16	GBP	(6,549)	(10)
(6,874)	5 Year U.S. Treasury Note	03/31/16	USD	(815,804)	(981)

					(2,730)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
471	EUR	Goldman Sachs International	01/15/16	505	498	(7)
957	EUR	Standard Chartered Bank	01/15/16	1,015	1,013	(2)

				1,520	1,511	(9)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
160,060	EUR	Goldman Sachs International	01/15/16	171,913	169,359	2,554
262,540	EUR	HSBC Bank, N.A.	01/15/16	280,197	277,793	2,404
4,642	EUR	Royal Bank of Canada	01/15/16	4,990	4,912	78
479	EUR	State Street Corp.	01/15/16	508	507	1

48,058	GBP	BNP Paribas	01/15/16	72,913	72,392	521
3,001	GBP	Morgan Stanley	01/15/16	4,558	4,521	37

5,310,921	JPY	Morgan Stanley	01/15/16	43,266	43,210	56

				578,345	572,694	5,651

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

			IMPLIED CREDIT			UPFRONT
SWAP COUNTERPARTY/	FUND PAYS	TERMINATION	SPREAD AS OF	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	NOVEMBER 30, 2015 [2]	AMOUNT [3]	VALUE	(PAID)/RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	0.797%	4,000	(384)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	0.176	1,000	(97)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.155	2,825	(55)	(215)

					(536)	99

Centrally Cleared Credit Default Swaps - Buy Protection [1] Credit Indices:
			IMPLIED CREDIT			UPFRONT
	FUND PAYS	TERMINATION	SPREAD AS OF	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	NOVEMBER 30, 2015 [2]	AMOUNT [3]	VALUE	(PAID)/RECEIVED [4]
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.842%	39,000	(372)	376
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.842	48,400	(461)	475

					(833)	851

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
10 Year U.S. Treasury Note, American Style	129.00	02/19/16	928	(319)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2015.
^	—	All or a portion of the security is unsettled as of August 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Approximately $670,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,839
Aggregate gross unrealized depreciation	(124,495)

Net unrealized appreciation/depreciation	$(106,656)

Federal income tax cost of investments	$3,382,138

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	373	329	—	702

Total Preferred Stocks	373	329	—	702

Common Stock
Telecommunication Services	187	—	—	187

Debt Securities
Asset-Backed Securities	—	356,670	33,149	389,819
Collateralized Mortgage Obligations
Agency CMO	—	244,141	—	244,141
Non-Agency CMO	—	96,505	—	96,505

Total Collateralized Mortgage Obligations	—	340,646	—	340,646

Commercial Mortgage-Backed Securities	—	233,159	—	233,159
Convertible Bonds
Consumer Discretionary	—	20,572	—	20,572
Energy	—	10,819	—	10,819
Health Care	—	8,922	—	8,922
Industrials	—	10,852	—	10,852
Information Technology	—	38,826	—	38,826

Total Convertible Bonds	—	89,991	—	89,991

Corporate Bonds
Consumer Discretionary	—	215,223	—	215,223
Consumer Staples	—	40,195	—	40,195
Energy	—	29,924	—	29,924
Financials	—	223,230	—	223,230
Health Care	—	75,239	—	75,239
Industrials	—	82,493	434	82,927
Information Technology	—	53,660	—	53,660
Materials	—	74,874	—	74,874
Telecommunication Services	—	109,919	—	109,919
Utilities	—	67,515	—	67,515

Total Corporate Bonds	—	972,272	434	972,706

Foreign Government Securities	—	203,219	—	203,219
Mortgage Pass-Through Securities	—	320,776	—	320,776
Preferred Securities
Financials	—	133,768	—	133,768
Telecommunication Services	—	5,226	—	5,226

Total Preferred Securities	—	138,994	—	138,994

Loan Assignments
Consumer Discretionary	—	7,448	—	7,448
Consumer Staples	—	5,441	—	5,441
Energy	—	1,279	—	1,279
Financials	—	1,358	—	1,358
Health Care	—	2,606	—	2,606
Industrials	—	2,688	—	2,688
Information Technology	—	4,747	—	4,747
Materials	—	1,146	290	1,436
Telecommunication Services	—	2,338	—	2,338
Utilities	—	847	—	847

Total Loan Assignments	—	29,898	290	30,188

Options Purchased
Call Option Purchased	1,276	—	—	1,276
Short-Term Investment
Investment Company	553,819	—	—	553,819

Total Investments in Securities	555,655	2,685,954	33,873	3,275,482

Liabilities
Options Written
Call Options Written	(319)	—	—	(319)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,651	—	5,651
Futures Contracts	459	—	—	459
Credit Default Swaps	—	89	—	89

Total Appreciation in Other Financial Instruments	459	5,740	—	6,199

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(9)	—	(9)
Futures Contracts	(3,189)	—	—	(3,189)
Credit Default Swaps	—	(508)	—	(508)

Total Depreciation in Other Financial Instruments	(3,189)	(517)	—	(3,706)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Asset — Backed Securities	$204,350	$98	$(441)	$6		$19,389	$(26,547)	$—	$(163,706)	$33,149
Collateralized Mortgage Obligations — Non- Agency CMO	8,969	—	(5)	—		—	(1,170)	—	(7,794)	—
Commercial Mortgage- Backed Securities	43,955	21	(43)	—	(a)	—	(1,300)	—	(42,633)	—
Corporate Bonds — Industrials	13,344	—	(335)	(2)		97	—	674	(13,344)	434
Loan Assignment — Materials	—	—	(3)	—	(a)	294	(1)	—	—	290

Total	$270,618	$119	$(827)	$4		$19,780	$(29,018)	$674	$(227,477)	$33,873

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(525,000).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,131	Discounted Cash Flow	Constant Default Rate	25.00% (25.00%	)
			Yield (Discount Rate of Cash Flows)	4.43% (4.43%	)

Asset-Backed Securities	1,131

	—	Discounted Cash Flow	Constant Prepayment Rate
Constant Default Rate Yield (Discount Rate of Cash Flows)

Collateralized Mortgage Obligations	—

Total	1,131

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note A. At November 30, 2015, the value of these investments was approximately $32,742,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 8.4%
	New York — 8.4%
	City of New York, Fiscal Year 1994,
120	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 12/01/15	120
4,200	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 12/01/15	4,200
615	City of New York, Fiscal Year 2005, Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	615
2,855	City of New York, Fiscal Year 2008, Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	2,855
	City of New York, Fiscal Year 2012,
2,100	GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.010%, 12/01/15	2,100
2,030	Series D, Subseries D-3A, GO, VRDO, 0.010%, 12/01/15	2,030
	City of New York, Fiscal Year 2013,
2,315	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.010%, 12/01/15	2,315
2,000	Series F, Subseries F-3, GO, VRDO, 0.010%, 12/01/15	2,000
4,050	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 12/01/15	4,050
1,090	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries 2008A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 12/01/15	1,090
	New York City,
1,900	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 12/01/15	1,900
8,500	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 12/01/15	8,500
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
2,000	Series A-1, Rev., VRDO, 0.010%, 12/01/15	2,000
11,520	Subseries A-2, Rev., VRDO, 0.010%, 12/01/15	11,520
1,590	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series B, Subseries AA-1B, Rev., VRDO, 0.010%, 12/01/15	1,590
2,900	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 12/01/15	2,900
1,010	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB-5, Rev., VRDO, 0.010%, 12/01/15	1,010
3,020	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB-2, Rev., VRDO, 0.010%, 12/01/15	3,020
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD, Subseries DD-3A, Rev., VRDO, 0.010%, 12/01/15	1,000
675	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 12/01/15	675
1,475	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.010%, 12/01/15	1,475
11,130	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.010%, 12/01/15	11,130
200	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.010%, 12/01/15	200
730	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, LIQ: Mizuho Corporate Bank, 0.010%, 12/01/15	730
4,300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	4,300
800	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-5, Rev., VRDO, 0.010%, 12/01/15	800

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	New York — continued
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
5,835	Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	5,835
810	Subseries D-4, Rev., VRDO, 0.010%, 12/01/15	810
275	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	275
725	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 12/01/15	725
855	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/01/15	855
1,385	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, 0.010%, 12/01/15	1,385
2,650	Triborough Bridge & Tunnel Authority, Subseries 2005B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	2,650

	Total Daily Demand Notes (Cost $86,660)	86,660

Municipal Bonds — 10.9%
	New York — 10.9%
4,620	Alfred-Almond Central School District, Allegany and Steuben Counties, GO, BAN, 1.500%, 06/22/16	4,639
11,415	City of Auburn, Cayuga County, Series A, GO, BAN, 1.250%, 03/02/16	11,438
2,200	City of Oneida, GO, BAN, 1.500%, 01/05/16	2,202
8,755	County of Columbia, Series A, GO, BAN, 1.250%, 02/03/16	8,769
3,500	County of Genesee, GO, RAN, 1.750%, 12/18/15	3,502
3,230	Dundee Central School District, GO, BAN, 1.500%, 06/17/16	3,246
7,250	Fonda-Fultonville Central School District, Fulton and Schoharie Counties, GO, BAN, 2.000%, 08/05/16	7,312
2,800	Gloversville City School District, GO, BAN, 1.000%, 01/15/16	2,802
5,000	Mexico Central School District, Oswego County, GO, BAN, 2.000%, 07/15/16	5,040
8,050	Pine Bush Central School District, Sullivan and Ulster Counties, GO, BAN, 2.000%, 05/26/16	8,110
6,919	Sidney Central School District, Delware, Chenango and Otsego Counties, GO, BAN, 2.000%, 07/29/16	6,981
2,800	South Seneca Central School District, Seneca and Schuyler Counties, GO, BAN, 2.000%, 08/25/16	2,825
7,862	Southern Cayuga Central School District, Cayuga and Tompkins Counties, Series A, GO, BAN, 2.250%, 06/24/16	7,929
4,150	Thousand Islands Central School District, Jeferson County, GO, BAN, 2.000%, 07/15/16	4,184
3,275	Town of Cornwall, Orange County, GO, BAN, 2.000%, 07/29/16	3,305
3,055	Town of Frankfort, Herkimer County, GO, BAN, 2.000%, 12/03/15	3,055
6,934	Town of Wallkill, Orange County, Series A, GO, BAN, 2.000%, 01/15/16	6,947
2,390	Village of Depew, Erie County, Series 2015A, GO, BAN, 2.000%, 08/25/16	2,412
5,280	Village of Monroe, Orange County, GO, BAN, 2.000%, 05/27/16	5,317
4,075	Village of Port Chester, Westchester County, Series A, GO, BAN, 1.000%, 02/24/16	4,081
5,300	Waterford Halfmoon Union Free School District, Saratoga County, GO, BAN, 2.000%, 06/28/16	5,339
3,500	Wilson Central School District, Niagara County, GO, BAN, 1.500%, 06/15/16	3,516

	Total Municipal Bonds (Cost $112,951)	112,951

Weekly Demand Notes — 75.0%
	New York — 75.0%
4,875	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	4,875
2,865	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 12/07/15	2,865
9,955	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 12/07/15	9,955

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
3,000	Build NYC Resource Corp., The Asia Society Project, Series 2015, Rev., VRDO, 0.010%, 12/07/15	3,000
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.010%, 12/07/15	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.010%, 12/07/15	3,500
300	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	300
	City of New York, Fiscal Year 2006,
1,700	Series E, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	1,700
530	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	530
29,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	29,700
4,200	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	4,200
175	City of New York, Fiscal Year 2009, Series B-3, GO, VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	175
4,350	City of New York, Fiscal Year 2012, Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 12/07/15	4,350
18,750	City of New York, Fiscal Year 2013, Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	18,750
15,000	City of New York, Fiscal Year 2015, Series F, Subseries F-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.010%, 12/07/15	15,000
4,145	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 12/07/15	4,145
1,045	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.150%, 12/07/15	1,045
1,795	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.010%, 12/07/15	1,795
3,275	Metropolitan Transportation Authority, Subseries G-1G, Rev., VRDO, 0.010%, 12/07/15	3,275
15,000	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	15,000
4,710	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	4,710
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	9,100
6,000	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	6,000
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, 0.020%, 12/07/15	4,435
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, AMT, LOC: Citibank N.A., 0.030%, 12/07/15	6,665
5,000	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	5,000
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.020%, 12/07/15	3,470
1,505	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.030%, 12/07/15	1,505
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 12/07/15	10,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
3,400	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.010%, 12/07/15	3,400
200	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	200
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
11,300	Series B, Rev., VRDO, 0.010%, 12/07/15	11,300
6,900	Series B, Subseries B-2, Rev., VRDO, 0.010%, 12/07/15	6,900
5,600	Series B, Subseries B-4, Rev., VRDO, 0.010%, 12/07/15	5,600
5,700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series AA, Subseries AA-2, Rev., VRDO, 0.010%, 12/07/15	5,700
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
7,700	Series 2008 BB-1, Rev., VRDO, 0.010%, 12/07/15	7,700
5,050	Series BB, Rev., VRDO, 0.010%, 12/07/15	5,050
700	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.010%, 12/07/15	700
	New York City Transitional Finance Authority, New York City Recovery,
4,565	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.010%, 12/07/15	4,565
4,450	Series 3, Subseries 3-G, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.010%, 12/07/15	4,450
8,230	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 12/07/15	8,230
	New York Liberty Development Corp.,
5,960	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	5,960
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 12/07/15 (e)	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 12/07/15 (e)	7,500
	New York Mortgage Agency, Homeowner Mortgage,
2,800	Series 153, Rev., VRDO, AMT, 0.020%, 12/07/15	2,800
7,000	Series 162, Rev., VRDO, 0.010%, 12/07/15	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC, LIQ: Citibank N.A., 0.020%, 12/07/15	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15	6,175
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	550
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	2,200
8,810	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.010%, 12/07/15	8,810
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.010%, 12/07/15	55,975
	New York State Dormitory Authority, Fordham University,
9,210	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	9,210
9,375	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	9,375
10,000	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Barclays Bank plc, 0.010%, 12/07/15	10,000
13,595	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	13,595

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
2,755	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.010%, 12/07/15	2,755
	New York State Dormitory Authority, St. John’s University,
1,655	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	1,655
6,325	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	6,325
15,835	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.030%, 12/07/15	15,835
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.010%, 12/07/15	6,150
11,435	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	11,435
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 12/07/15	9,300
38,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	38,900
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 12/07/15	1,150
15,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	15,000
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.020%, 12/07/15	2,000
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 12/07/15	5,000
5,000	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, 0.010%, 12/07/15	5,000
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 12/07/15	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	15,750
	New York State Housing Finance Agency, Manhattan West Residential Housing,
26,500	Series A, Rev., VRDO, LOC: Bank of China, 0.030%, 12/07/15	26,500
12,500	Series A, Rev., VRDO, 0.030%, 12/07/15	12,500
14,960	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	14,960
	New York State Housing Finance Agency, Riverside Center 2 Housing,
5,200	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	5,200
12,500	Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	12,500
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 12/07/15	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	1,500
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 12/07/15	6,700

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 12/07/15	1,600
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 12/07/15	6,700
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.010%, 12/07/15	6,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15	4,800
2,080	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.150%, 12/07/15	2,080
500	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	500
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.040%, 12/07/15	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 12/07/15	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/07/15	5,000
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
500	Series 2001B, Rev., VRDO, 0.010%, 12/07/15	500
20,000	Subseries B-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	20,000

	Total Weekly Demand Notes (Cost $776,450)	776,450

SHARES
Variable Rate Demand Preferred Shares — 5.6%
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.070%, 12/07/15 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.090%, 12/07/15 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.070%, 12/07/15 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $57,700)	57,700

	Total Investments — 99.9% (Cost $1,033,761) *	1,033,761
	Other Assets in Excess of Liabilities — 0.1%	1,019

	NET ASSETS — 100.0%	$1,034,780

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CONS	—	Consolidated Bonds
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
RAN	—	Revenue Anticipation Note
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2015.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,033,761	$—	$1,033,761

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.2% (t)
	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,071
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,361

	Total New Jersey	2,432

	New York — 97.1%
	Education — 6.4%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,397
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,505
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,622
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,084
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,224
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,602
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,984
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,922
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,610
	New York State Dormitory Authority, School Districts, Building Finance Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/24	1,116
400	Series F, Rev., NATL-RE, 6.500%, 10/01/20	446
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,213
2,415	New York State Dormitory Authority, Unrefunded Balance, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/20	2,481
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,253

		28,459

	General Obligation — 14.7%
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, 5.400%, 07/15/16	96
50	GO, NATL-RE, 5.500%, 07/15/17	50
60	GO, NATL-RE, 5.500%, 07/15/18	60
2,990	City of New York, Series G, GO, 5.000%, 08/01/20	3,014
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,256
	City of New York, Fiscal Year 2008,
3,985	Series A-1, GO, 5.000%, 08/01/18	4,272
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,275
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,321
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,211
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,232
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,120
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,831
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.000%, 08/01/28	2,382
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,406
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,452
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,661
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,029
765	Series B, GO, 5.000%, 12/15/22	931
500	Series B, GO, 5.000%, 12/15/23	603
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,107
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17	731
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,095
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,836

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,519
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,076
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,117
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,127
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,571

		65,381

	Hospital — 1.0%
	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,368
2,000	Series A, Rev., 5.000%, 07/01/26	2,268

		4,636

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,806

	Other Revenue — 25.7%
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/20	73
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,149
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,675
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,145
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,679
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,482
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,574
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,407
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,741
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,607
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,905
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,185
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,182
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
1,545	Rev., 5.000%, 05/01/26	1,738
225	Rev., 5.250%, 11/01/19	258
335	Series B, Rev., 5.000%, 11/01/18	356
1,465	Series B, Rev., 5.000%, 11/01/20	1,554
2,000	New York Convention Center Development Corporation, Hotel Unit Fee, Rev., 5.000%, 11/15/30	2,363
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,179
2,500	Series A, Rev., 5.000%, 04/01/20	2,735
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,301
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,242
370	Rev., NATL-RE, 5.750%, 07/01/19	427
4,875	Series A2, Rev., 5.000%, 07/01/26	5,356
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,127
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,222
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,260
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	2,967

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
3,100	Series A, Rev., 5.000%, 03/15/31	3,639
2,000	Series A, Rev., 5.000%, 03/15/32	2,338
2,500	Series B, Rev., 5.000%, 03/15/32	2,978
635	New York State Dormitory Authority, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	648
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,920
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects-Second Resolution, Series A, Rev., 5.000%, 06/15/33	2,381
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,212
3,000	Series B, Rev., 5.250%, 01/01/25	3,312
7,000	Series C, Rev., 5.000%, 01/01/25	7,685
1,500	Series D, Rev., 5.375%, 01/01/21	1,689
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	6,025
2,500	Series A, Rev., 5.000%, 10/15/30	2,990
1,070	TSASC, Inc., Tobacco Settlement, Asset-Backed, Rev., 4.750%, 06/01/22	1,074
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,228
1,000	Series A, Rev., 5.000%, 07/01/23	1,112

		114,120

	Prerefunded — 7.7%
10	City of New York, Fiscal Year 2006, Series G, GO, 5.000%, 02/01/16 (p)	10
15	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17 (p)	16
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	798
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.625%, 04/01/19 (p)	2,309
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 05/15/19 (p)	1,063
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	3,307
1,145	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series B, Rev., 5.000%, 05/01/17 (p)	1,215
85	New York State Dormitory Authority, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/16 (p)	87
5	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series B, Rev., 6.000%, 08/15/16 (p)	5
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	17
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17 (p)	1,954
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series B, Rev., 5.500%, 10/15/25 (p)	5,318
2,500	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/17 (p)	2,645
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	632
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,454
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,448
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	6,827

		34,105

	Special Tax — 13.9%
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/30	5,935
3,985	Series A, Rev., 5.250%, 02/15/23	4,483
2,000	Series B, Rev., 5.000%, 03/15/20	2,256
3,100	Series C, Rev., 5.000%, 03/15/24	3,381
1,715	Series E, Rev., 5.000%, 02/15/29	1,999
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,122
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,441
2,890	Series A, Rev., 5.000%, 03/15/26	3,210

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax –– continued
2,705	Series A, Rev., 5.000%, 03/15/27	2,999
	New York State Thruway Authority, State Personal Income Tax, Transportation,
1,325	Series A, Rev., 5.000%, 03/15/19	1,429
2,455	Series A, Rev., 5.000%, 03/15/22	2,646
2,000	Series A, Rev., 5.000%, 03/15/28	2,322
3,700	Series A, Rev., 5.250%, 03/15/19	4,188
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.000%, 03/15/27	3,008
3,000	Series A, Rev., 5.000%, 03/15/31	3,519
5,000	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/24	5,430
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,710
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,994
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,424

		61,496

	Transportation — 17.2%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/30	2,399
1,000	Series A, Rev., 5.100%, 11/15/23	1,113
1,000	Series A, Rev., 5.125%, 11/15/24	1,114
1,000	Series B, Rev., 5.250%, 11/15/22	1,151
2,000	Series B, Rev., 5.250%, 11/15/24	2,295
2,250	Metropolitan Transportation Authority, State Service Contract Refunding, Series A, Rev., AGM-CR, 5.750%, 01/01/18	2,475
	Metropolitan Transportation Authority, Transportation,
2,550	Series A, Subseries A-1, Rev., 5.000%, 11/15/29	2,992
2,000	Series C, Rev., 6.250%, 11/15/23	2,302
1,500	Subseries C-1, Rev., 5.250%, 11/15/30	1,807
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,163
1,000	Series K, Rev., 5.000%, 01/01/28	1,200
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.000%, 04/01/22	1,639
6,000	Series A, Rev., 5.000%, 04/01/26	6,781
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,316
5,695	Series B, Rev., 5.000%, 04/01/22	6,314
5,000	Series B, Rev., 5.000%, 04/01/24	5,362
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,254
3,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,159
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,341
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,401
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,385
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,156
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,283
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,329
1,000	Port Authority of New York & New Jersey, Consolidated 189, Rev., 5.000%, 05/01/30	1,187
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	1,040
1,010	Series C, Rev., 5.000%, 11/15/21	1,124
1,455	Series C, Rev., 5.000%, 11/15/23	1,618
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,120
3,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Subseries A, Rev., Zero Coupon, 11/15/32	1,669

		76,489

	Utility — 3.6%
	Long Island Power Authority, Electric System,
5,000	Series A, Rev., AGM, Zero Coupon, 06/01/21	4,514

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,033
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,443
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,709
	Utility Debt Securitization Authority,
2,500	Rev., 5.000%, 12/15/32	3,005
1,000	Series TE, Rev., 5.000%, 12/15/30	1,188

		15,892

	Water & Sewer — 5.8%
1,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series GG, Rev., 5.000%, 06/15/31	1,778
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,156
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,735
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,723
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,372
2,000	Series EE, Rev., 5.000%, 06/15/28	2,397
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,826
3,000	Series A, Rev., 5.000%, 06/15/30	3,581

		25,568

	Total New York	430,952

	Ohio — 0.1%
	Housing — 0.1%
505	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	509

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,139

	Total Municipal Bonds (Cost $406,395)	436,032

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
2,724	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $2,724)	2,724

	Total Investments — 98.8% (Cost $409,119)	438,756
	Other Assets in Excess of Liabilities — 1.2%	5,116

	NET ASSETS — 100.0%	$443,872

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,047
Aggregate gross unrealized depreciation	(410)

Net unrealized appreciation/depreciation	$29,637

Federal income tax cost of investments	$409,119

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,724	$436,032	$—	$438,756

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 38.7%
	ABN AMRO Bank N.V.,
94,000	0.370%, 01/04/16	93,967
732,000	0.380%, 01/05/16	731,728
100,000	0.410%, 02/11/16	99,918
254,530	Agricultural Bank of China Ltd., 0.200%, 12/04/15	254,530
	Banco Del Estado De Chile,
100,000	0.260%, 01/26/16	100,000
84,000	0.260%, 01/27/16	84,000
150,000	0.270%, 01/11/16	150,000
121,000	0.270%, 01/25/16	121,000
50,000	0.270%, 02/02/16	50,000
144,000	0.360%, 01/05/16	144,000
38,800	0.360%, 01/06/16	38,800
292,000	Bank of America N.A., 0.270%, 01/28/16	291,873
	Bank of Montreal,
480,000	0.270%, 01/08/16	480,000
510,000	0.270%, 01/19/16	510,000
	Bank of Nova Scotia,
315,000	VAR, 0.305%, 12/07/15	315,000
80,000	VAR, 0.383%, 12/11/15	80,000
100,000	VAR, 0.387%, 02/06/16	100,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
300,000	0.300%, 01/20/16	300,000
188,000	0.310%, 01/05/16	188,000
315,000	0.380%, 02/08/16	315,000
	Banque Federative du Credit Mutuel S.A.,
192,000	0.340%, 02/01/16	191,885
500,000	0.350%, 02/01/16	500,000
289,000	0.370%, 02/05/16	288,804
318,000	0.395%, 02/12/16	317,746
181,000	BNP Paribas, VAR, 0.345%, 12/08/15	181,000
	BNP Paribas S.A.,
303,000	0.220%, 12/23/15	302,959
295,000	0.290%, 01/08/16	294,910
414,000	0.290%, 01/13/16	413,857
	Caisse des Depots et Consignations,
382,000	0.290%, 01/28/16	381,822
273,000	0.290%, 01/29/16	272,870
	Canadian Imperial Bank of Commerce,
244,545	0.100%, 12/01/15	244,545
500,000	0.250%, 01/25/16	500,000
635,000	VAR, 0.317%, 12/17/15	635,000
100,000	Chiba Bank Ltd., 0.420%, 01/15/16	100,000
	China Construction Bank Corp.,
339,530	0.200%, 12/04/15	339,530
150,000	0.200%, 12/07/15	150,000
	Commonwealth Bank of Australia,
303,000	0.270%, 01/25/16	302,875
250,000	0.310%, 01/04/16	250,001
150,000	VAR, 0.318%, 12/01/15	150,000
	Credit Agricole Corporate and Investment Bank,
300,000	0.210%, 12/21/15	300,000
305,000	0.350%, 12/15/15	305,000
300,000	0.350%, 02/03/16	300,000
175,000	0.370%, 12/02/15	175,000
469,100	0.400%, 02/08/16	469,100
300,000	Credit Agricole S.A., 0.385%, 02/01/16	299,801
	Credit Industriel et Commercial,
219,000	0.340%, 02/05/16	218,864
292,000	0.350%, 02/01/16	292,000
125,000	0.350%, 02/09/16	125,000
157,000	0.360%, 02/09/16	157,000
42,000	0.490%, 02/04/16	42,009
500,000	Credit Suisse AG, VAR, 0.453%, 12/25/15	500,000
	Danske Bank A/S,
150,000	0.340%, 01/07/16	149,948
435,000	0.340%, 01/08/16	434,844
283,000	0.340%, 01/04/16	283,000
	DNB Bank ASA,
125,000	0.270%, 02/09/16	124,934
510,000	0.320%, 12/23/15	509,897
	DZ Bank AG,
152,000	0.280%, 01/25/16	151,935
152,000	0.300%, 02/09/16	151,911
250,000	0.320%, 12/03/15	249,996
185,000	0.320%, 01/15/16	184,926
200,000	0.320%, 12/02/15	200,000
300,000	0.320%, 12/10/15	300,000
500,000	0.330%, 12/18/15	500,000
304,000	0.400%, 02/08/16	303,767
	Industrial & Commercial Bank of China Ltd.,
254,700	0.200%, 12/04/15	254,700
339,130	0.200%, 12/07/15	339,130
	ING Bank N.V.,
290,000	0.330%, 12/03/15	290,000
910,000	0.400%, 01/20/16	910,000
331,000	0.440%, 03/21/16	331,000
	KBC Bank N.V.,
192,000	0.300%, 01/05/16	191,944
251,000	0.340%, 12/04/15	250,993
340,000	0.350%, 12/18/15	339,944
245,000	0.350%, 01/29/16	244,860
475,000	0.350%, 02/01/16	474,714

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
200,000	0.600%, 02/26/16	199,710
	Landesbank Hessen-Thueringen Girozentrale,
394,000	0.295%, 01/22/16	393,832
595,000	0.350%, 01/07/16	594,786
150,000	Lloyds Bank plc, 0.300%, 01/08/16	150,000
	Mitsubishi UFJ Trust & Banking Corp.,
200,000	0.300%, 01/25/16	200,000
150,000	0.338%, 12/03/15	149,997
197,000	0.340%, 02/02/16	197,000
26,000	0.340%, 02/11/16	26,000
343,000	0.345%, 01/11/16	342,865
260,000	0.345%, 01/12/16	259,896
175,000	0.350%, 01/28/16	174,901
175,000	0.350%, 01/29/16	174,900
150,000	0.380%, 01/06/16	149,943
150,000	0.380%, 01/07/16	149,942
80,500	0.400%, 02/16/16	80,500
	Mizuho Bank Ltd.,
60,000	0.300%, 02/02/16	60,000
700,000	0.340%, 01/22/16	699,652
135,000	0.350%, 12/18/15	134,978
200,000	0.350%, 12/21/15	199,961
90,000	0.350%, 01/08/16	89,967
100,000	0.350%, 01/12/16	99,959
73,000	0.350%, 02/16/16	72,997
95,000	0.354%, 01/11/16	94,962
400,000	0.360%, 02/12/16	400,000
87,000	0.370%, 01/29/16	86,947
110,120	0.390%, 02/18/16	110,120
211,000	0.390%, 02/22/16	211,000
150,000	0.460%, 03/02/16	149,826
	National Australia Bank Ltd.,
308,000	0.255%, 01/27/16	307,876
603,000	0.265%, 01/25/16	602,756
200,000	0.270%, 01/11/16	200,000
700,000	0.275%, 01/11/16	699,781
190,000	National Bank of Canada, VAR, 0.417%, 12/20/15	190,000
	Natixis,
132,750	0.360%, 12/15/15	132,750
509,466	0.400%, 12/10/15	509,466
171,968	0.420%, 02/12/16	171,968
420,000	VAR, 0.379%, 02/03/16	420,000
	Nordea Bank Finland plc,
200,000	0.260%, 02/02/16	200,000
100,000	0.290%, 02/19/16	99,998
	Norinchukin Bank,
130,000	0.180%, 12/09/15	130,000
155,000	0.230%, 12/01/15	155,000
425,000	0.290%, 01/22/16	425,000
155,000	0.290%, 01/26/16	155,000
180,000	0.300%, 01/22/16	180,000
283,000	0.310%, 01/08/16	283,000
992,000	0.310%, 02/04/16	992,000
496,000	0.320%, 12/04/15	496,000
230,000	0.320%, 12/07/15	230,000
72,400	0.350%, 02/16/16	72,398
110,000	Oversea-Chinese Banking Corp. Ltd., 0.280%, 01/29/16	109,949
	Pohjola Bank plc,
20,000	0.360%, 01/13/16	19,992
110,000	0.600%, 02/17/16	109,857
	Rabobank Nederland N.V.,
500,000	0.280%, 01/29/16	499,771
398,000	0.280%, 02/05/16	397,796
216,000	0.300%, 01/27/16	215,897
688,000	0.300%, 02/08/16	687,581
300,000	0.350%, 02/16/16	299,776
150,000	VAR, 0.307%, 12/20/15	150,000
386,000	VAR, 0.368%, 01/08/16	386,000
695,000	VAR, 0.371%, 01/13/16	695,000
175,000	VAR, 0.409%, 02/12/16	175,000
	Shizuoka Bank,
60,000	0.370%, 01/19/16	60,000
50,000	0.370%, 01/22/16	50,000
	Skandinaviska Enskilda Banken AB,
225,000	0.310%, 12/09/15	225,000
310,000	VAR, 0.352%, 12/14/15	309,998
	Societe Generale S.A.,
135,000	0.250%, 01/22/16	134,951
435,000	VAR, 0.273%, 12/30/15	435,000
265,000	Standard Chartered Bank, 0.390%, 01/28/16	264,834
	State Street Bank & Trust Co.,
250,000	0.350%, 12/14/15	250,000
120,000	VAR, 0.376%, 12/17/15	120,000
	Sumitomo Mitsui Banking Corp.,
182,000	0.300%, 01/19/16	182,000
336,000	0.310%, 02/02/16	336,000
255,000	0.330%, 02/05/16	254,846
340,000	0.350%, 12/10/15	339,970
75,000	0.350%, 12/22/15	74,985
100,000	0.350%, 12/17/15	100,000
126,000	0.350%, 02/16/16	126,000
100,000	0.360%, 01/04/16	100,000
295,000	0.400%, 02/01/16	295,010
500,000	0.400%, 02/18/16	500,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
190,000	0.400%, 02/19/16	190,000
150,000	0.410%, 02/19/16	149,863
	Sumitomo Mitsui Trust Bank Ltd.,
474,530	0.130%, 12/01/15	474,530
122,000	0.310%, 01/26/16	121,941
127,000	0.320%, 02/05/16	126,925
165,000	0.330%, 01/08/16	164,943
121,000	0.340%, 01/22/16	120,941
135,000	0.350%, 12/22/15	134,972
310,000	0.360%, 02/12/16	309,774
204,000	0.370%, 01/25/16	203,883
125,000	0.430%, 02/23/16	125,000
	Svenska Handelsbanken AB,
152,000	0.250%, 01/20/16	152,000
153,000	0.250%, 01/27/16	153,000
250,000	0.255%, 01/25/16	250,002
292,000	0.270%, 01/07/16	292,000
171,000	0.270%, 01/11/16	171,000
227,000	0.270%, 01/15/16	227,000
312,000	0.270%, 02/01/16	312,003
28,300	0.285%, 12/29/15	28,300
148,000	Swedbank AB, 0.380%, 02/24/16	148,000
	Toronto-Dominion Bank,
175,000	0.370%, 12/14/15	175,000
205,000	VAR, 0.386%, 02/12/16	205,000
	Westpac Banking Corp.,
112,000	0.270%, 01/13/16	112,003
100,000	VAR, 0.310%, 12/07/15	100,000

	Total Certificates of Deposit (Cost $45,282,764)	45,282,764

Commercial Paper — 24.2% (n)
	ABN AMRO Funding USA LLC,
133,500	0.320%, 02/02/16 (e)	133,425
52,000	0.320%, 02/05/16 (e)	51,970
110,000	0.340%, 12/03/15 (e)	109,998
93,000	0.355%, 02/12/16 (e)	92,933
152,000	0.391%, 03/01/16 (e)	151,850
83,000	0.400%, 02/16/16 (e)	82,929
47,000	0.421%, 01/13/16 (e)	46,976
185,000	Alpine Securitization Corp., 0.451%, 12/01/15 (e)	185,000
60,000	ANZ New Zealand (Int’l) Ltd., 0.280%, 01/08/16 (e)	59,982
	Australia & New Zealand Banking Group Ltd.,
250,000	0.260%, 02/03/16 (e)	249,884
121,000	0.280%, 02/01/16 (e)	120,942
309,000	0.400%, 02/25/16 (e)	308,705
659,400	VAR, 0.537%, 02/29/16 (e)	659,400
10,665	Autobahn Funding Co. LLC, 0.160%, 12/14/15 (e)	10,664
	Bank Nederlandse Gemeenten N.V.,
125,000	VAR, 0.301%, 12/13/15 (e)	125,000
215,000	VAR, 0.321%, 12/25/15 (e)	215,000
	Bank of Nova Scotia (The),
500,000	0.260%, 02/01/16 (e)	499,776
500,000	VAR, 0.340%, 12/01/15 (e)	500,000
549,000	VAR, 0.376%, 12/24/15 (e)	549,000
	Banque et Caisse d’Epargne de l’Etat,
56,000	0.421%, 01/04/16	55,978
100,000	0.421%, 01/07/16	99,957
	Barton Capital Corp.,
100,000	0.300%, 01/21/16 (e)	99,957
40,000	0.310%, 02/01/16 (e)	39,979
	Bedford Row Funding Corp.,
46,000	0.461%, 02/03/16 (e)	45,962
127,300	VAR, 0.355%, 01/24/16	127,296
115,000	VAR, 0.371%, 01/11/16 (e)	115,000
120,000	VAR, 0.374%, 01/04/16 (e)	120,000
40,000	VAR, 0.384%, 02/05/16 (e)	40,000
45,000	VAR, 0.384%, 02/04/16 (e)	45,000
25,000	VAR, 0.385%, 12/24/15 (e)	25,000
50,000	VAR, 0.406%, 02/12/16 (e)	50,000
45,000	VAR, 0.457%, 01/27/16 (e)	45,000
	BNP Paribas,
312,000	0.210%, 12/14/15 (e)	311,976
455,000	0.250%, 12/01/15 (e)	455,000
173,000	0.300%, 01/06/16 (e)	172,948
220,000	0.350%, 02/04/16 (e)	219,861
300,000	BNP Paribas Fortis S.A., 0.350%, 12/15/15	299,959
75,000	BNZ International Funding Ltd., 0.300%, 12/03/15 (e)	74,999
	BPCE S.A.,
148,000	0.350%, 12/04/15 (e)	147,996
175,000	0.355%, 12/01/15 (e)	175,000
	Caisse Centrale Desjardins,
84,530	0.130%, 12/01/15 (e)	84,530
30,000	0.260%, 01/22/16 (e)	29,989
50,000	0.270%, 01/19/16 (e)	49,981
	Caisse des Depots et Consignations,
287,000	0.290%, 01/15/16 (e)	286,896
301,000	0.290%, 01/29/16 (e)	300,857
	Cancara Asset Securitisation LLC,
232,150	0.300%, 01/04/16 (e)	232,084
400,000	0.300%, 01/06/16 (e)	399,880
125,000	0.300%, 01/19/16 (e)	124,949
100,000	China Construction Bank Corp., 0.190%, 12/01/15 (e)	100,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Commonwealth Bank of Australia,
100,000	0.270%, 01/07/16 (e)	99,972
94,000	0.270%, 01/08/16 (e)	93,973
301,000	0.270%, 01/13/16 (e)	300,903
265,000	VAR, 0.293%, 12/07/15 (e)	264,995
125,000	VAR, 0.315%, 12/15/15 (e)	124,999
120,000	VAR, 0.317%, 12/17/15 (e)	120,000
100,000	VAR, 0.327%, 12/20/15 (e)	100,000
250,000	VAR, 0.333%, 12/01/15 (e)	250,000
100,000	VAR, 0.360%, 12/04/15 (e)	100,000
405,000	Concord Minutemen Capital Co. LLC, Series A,0.336%, 01/19/16 (e)	404,815
100,000	Credit Agricole Corporate and Investment Bank, 0.350%, 02/03/16	99,938
	Crown Point Capital Co. LLC,
42,000	0.310%, 01/11/16 (e)	41,985
200,000	0.370%, 01/20/16 (e)	199,897
	DBS Bank Ltd.,
183,000	0.280%, 01/26/16 (e)	182,920
295,000	0.280%, 02/05/16 (e)	294,849
65,000	0.300%, 12/03/15 (e)	64,999
135,000	0.345%, 01/21/16 (e)	134,934
45,289	Dexia Credit Local, 0.340%, 01/19/16	45,268
	DNB Bank ASA,
316,000	0.255%, 02/05/16 (e)	315,852
460,000	0.330%, 02/25/16 (e)	459,638
502,000	0.336%, 02/22/16 (e)	501,611
123,000	VAR, 0.387%, 12/27/15 (e)	122,999
48,550	Engie S.A., 0.350%, 02/01/16 (e)	48,521
	Erste Abwicklungsanstalt,
100,000	0.300%, 12/21/15 (e)	99,983
199,000	0.310%, 02/22/16 (e)	198,858
215,000	0.320%, 01/15/16 (e)	214,914
32,000	0.340%, 12/16/15 (e)	31,996
239,530	0.360%, 12/07/15 (e)	239,525
	General Electric Co.,
250,000	0.130%, 12/04/15	249,997
53,000	0.140%, 12/07/15	52,999
330,000	0.140%, 12/08/15	329,991
	Gotham Funding Corp.,
235,050	0.300%, 01/05/16	234,981
196,000	0.300%, 01/07/16 (e)	195,940
40,000	0.350%, 12/14/15 (e)	39,995
	HSBC Bank plc,
465,000	VAR, 0.357%, 12/09/15 (e)	465,000
275,000	VAR, 0.376%, 12/27/15 (e)	275,000
271,000	VAR, 0.378%, 01/08/16 (e)	271,000
	ING U.S. Funding LLC,
80,850	0.350%, 02/12/16	80,793
129,000	0.360%, 02/18/16	128,898
109,000	0.380%, 02/22/16	108,904
	Kells Funding LLC,
124,500	0.325%, 12/04/15 (e)	124,497
175,600	0.340%, 02/11/16 (e)	175,480
114,000	0.340%, 02/16/16 (e)	113,917
55,000	VAR, 0.339%, 01/11/16 (e)	54,999
100,000	VAR, 0.341%, 01/13/16 (e)	99,999
100,000	VAR, 0.341%, 01/13/16 (e)	99,999
	KFW,
150,000	0.270%, 01/12/16 (e)	149,953
122,000	0.270%, 02/05/16 (e)	121,940
126,500	0.300%, 02/08/16 (e)	126,427
	Lexington Parker Capital Co. LLC,
75,000	0.280%, 01/19/16 (e)	74,972
146,000	0.310%, 01/08/16 (e)	145,952
190,000	Liberty Funding LLC, 0.350%, 12/14/15 (e)	189,976
	Liberty Street Funding LLC,
45,000	0.170%, 12/09/15 (e)	44,998
37,000	0.300%, 01/26/16 (e)	36,983
44,000	0.300%, 02/08/16 (e)	43,975
	Lloyds Bank plc,
277,000	0.280%, 01/29/16	276,873
100,000	0.300%, 01/11/16	99,966
134,992	0.350%, 02/12/16	134,896
	LMA Americas LLC,
115,000	0.330%, 12/02/15 (e)	114,999
60,000	0.330%, 12/03/15 (e)	59,999
75,500	0.384%, 02/02/16 (e)	75,449
	Macquarie Bank Ltd.,
92,000	0.320%, 01/22/16 (e)	91,957
92,000	0.320%, 01/29/16 (e)	91,952
150,000	0.335%, 12/21/15 (e)	149,972
250,000	0.360%, 12/15/15 (e)	249,965
67,000	0.360%, 12/16/15 (e)	66,990
100,000	0.430%, 02/17/16 (e)	99,907
124,000	0.430%, 02/19/16 (e)	123,882
100,000	Manhattan Asset Funding Co. LLC, 0.370%, 12/16/15 (e)	99,985
45,000	Matchpoint Finance plc, Series A,0.350%, 12/11/15 (e)	44,996
	Mitsubishi International Corp.,
20,000	0.290%, 01/07/16	19,994
50,000	0.290%, 01/08/16	49,985

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Mitsubishi UFJ Trust & Banking Corp.,
148,000	0.320%, 01/20/16 (e)	147,934
245,000	0.338%, 02/11/16 (e)	244,835
140,000	National Australia Bank Ltd., 0.300%, 12/01/15 (e)	140,000
400,000	National Bank of Canada, VAR, 0.417%, 12/17/15 (e)	400,000
	Nationwide Building Society,
50,000	0.380%, 01/14/16 (e)	49,977
48,000	0.400%, 02/17/16 (e)	47,958
86,000	0.400%, 02/18/16 (e)	85,925
	Natixis,
100,000	0.060%, 12/01/15	100,000
285,000	0.421%, 02/12/16	284,757
133,000	0.461%, 02/16/16	132,869
	Nederlandse Waterschapsbank N.V.,
39,000	0.330%, 12/07/15 (e)	38,998
239,000	0.380%, 01/27/16 (e)	238,856
	Nieuw Amsterdam Receivables Corp.,
96,571	0.240%, 12/14/15 (e)	96,563
111,587	0.350%, 12/01/15 (e)	111,587
100,000	Nordea Bank AB, 0.300%, 02/02/16 (e)	99,947
	NRW Bank,
513,000	0.140%, 12/08/15 (e)	512,986
323,600	0.140%, 12/09/15 (e)	323,590
369,000	0.250%, 01/29/16 (e)	368,849
200,000	Oversea-Chinese Banking Corp. Ltd., 0.250%, 01/26/16	199,922
	Private Export Funding Corp.,
40,000	0.351%, 02/01/16 (e)	39,976
33,000	0.351%, 02/02/16 (e)	32,980
160,000	Rabobank Nederland N.V., 0.280%, 02/09/16	159,913
48,685	Regency Markets No. 1 LLC, 0.180%, 12/15/15 (e)	48,682
	Ridgefield Funding Co. LLC,
50,000	0.360%, 02/16/16 (e)	49,961
50,000	VAR, 0.406%, 12/11/15 (e)	50,000
50,000	VAR, 0.407%, 12/16/15 (e)	50,000
500,000	Skandinaviska Enskilda Banken AB, 0.330%, 02/24/16 (e)	499,610
179,700	Standard Chartered Bank, 0.370%, 01/21/16 (e)	179,606
	Sumitomo Mitsui Banking Corp.,
404,700	0.310%, 01/25/16 (e)	404,508
300,000	0.360%, 01/04/16 (e)	299,898
152,000	Sumitomo Mitsui Trust Bank Ltd., 0.330%, 12/03/15 (e)	151,997
	Suncorp-Metway Ltd.,
40,000	0.350%, 12/01/15 (e)	40,000
44,300	0.440%, 02/25/16 (e)	44,254
150,000	0.451%, 03/01/16 (e)	149,829
	Swedbank AB,
59,400	0.310%, 12/02/15	59,399
114,900	0.330%, 02/23/16	114,812
50,000	Thunder Bay Funding LLC, VAR, 0.427%, 12/20/15 (e)	50,000
172,000	Toronto-Dominion Holdings USA, Inc., 0.331%, 12/02/15 (e)	171,998
45,000	Toyota Credit Canada, Inc., 0.360%, 01/13/16	44,981
20,000	Toyota Motor Credit Corp., VAR, 0.275%, 12/09/15	20,000
200,000	United Overseas Bank Ltd., 0.300%, 12/02/15 (e)	199,998
	Versailles Commercial Paper LLC,
50,000	0.300%, 01/15/16 (e)	49,981
25,000	0.320%, 12/01/15 (e)	25,000
145,000	0.390%, 02/08/16 (e)	144,892
	Victory Receivables Corp.,
20,000	0.300%, 01/06/16 (e)	19,994
50,000	0.300%, 01/20/16 (e)	49,979
	Westpac Banking Corp.,
340,000	0.270%, 01/13/16 (e)	339,890
150,000	VAR, 0.310%, 12/10/15 (e)	149,999
133,000	VAR, 0.316%, 12/20/15 (e)	133,000
250,000	VAR, 0.316%, 12/20/15 (e)	250,000
200,000	VAR, 0.317%, 12/23/15 (e)	200,000
133,000	VAR, 0.317%, 12/20/15 (e)	133,000
150,000	VAR, 0.317%, 12/23/15 (e)	150,000
100,000	VAR, 0.323%, 12/07/15 (e)	99,997
100,000	VAR, 0.327%, 12/27/15 (e)	100,000
100,000	VAR, 0.331%, 12/23/15 (e)	99,997
250,000	VAR, 0.363%, 12/10/15 (e)	249,996

	Total Commercial Paper (Cost $28,260,824)	28,260,824

Corporate Notes — 2.6%
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
	Wal-Mart Stores, Inc.
66,960	0.600%, 04/11/16	67,019
38,135	2.800%, 04/15/16	38,480

		105,499

	Financials — 2.5%
	Banks — 1.9%
27,195	Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	27,214
200,000	Bank of America N.A., 0.350%, 02/22/16	200,000
790,000	Royal Bank of Canada, VAR, 0.441%, 01/11/16 (e)	790,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — continued
434,000	Svenska Handelsbanken AB, VAR, 0.442%, 12/13/15 (e)	434,000
785,000	Wells Fargo Bank N.A., VAR, 0.457%, 12/17/15	785,000
20,000	Westpac Banking Corp., 0.950%, 01/12/16	20,010

		2,256,224

	Capital Markets — 0.6%
675,000	ING Bank N.V., VAR, 0.387%, 12/31/15 (e)	675,000
	Diversified Financial Services — 0.0% (g)
29,880	General Electric Capital Corp., 1.000%, 01/08/16	29,898
	Insurance — 0.0% (g)
20,600	New York Life Global Funding, 0.800%, 02/12/16 (e)	20,612

	Total Financials	2,981,734

	Total Corporate Notes (Cost $3,087,233)	3,087,233

Repurchase Agreements — 6.6%
873,851	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.140%, dated 11/30/15, due 12/01/15, with a value of $891,587. [1]	873,851
275,000	BNP Paribas Securities Corp., 0.540%, dated 11/30/15, due 12/28/15, repurchase price $275,116, collateralized by Corporate Notes and Bonds, 0.000% - 7.750%, due 03/15/21 - 11/03/45, with a value of $297,000.	275,000
175,000	Citigroup Global Markets, Inc., 0.560%, dated 11/30/15, due 01/04/16, repurchase price $175,095, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 12/01/15 - 01/01/99, Federal Home Loan Mortgage Corporation, 7.950%, due 07/15/21, Federal National Mortgage Association, 0.000% - 7.750%, due 08/25/22 - 01/25/43 and Sovereign Government Securities, 2.500% - 9.250%, due 09/26/16 - 07/28/45, with a value of $188,416.	175,000
175,000	Citigroup Global Markets, Inc., 0.660%, dated 11/30/15, due 01/04/16, repurchase price $175,112, collateralized by Corporate Notes and Bonds, 0.000% - 5.710%, due 11/15/22 - 11/25/51, with a value of $187,751.	175,000
275,000	Credit Suisse First Boston USA, Inc., 0.906%, dated 11/30/15, due 12/18/15, repurchase price $275,125, collateralized by Corporate Notes and Bonds, 0.000% - 8.841%, due 12/07/15 - 05/25/55, with a value of $293,003.	275,000
800,000	Credit Suisse First Boston USA, Inc., 0.937%, dated 11/30/15, due 12/15/15, repurchase price $800,312, collateralized by Corporate Notes and Bonds, 0.000% - 9.397%, due 03/20/18 - 11/25/57, with a value of $864,000.	800,000
736,000	Credit Suisse First Boston USA, Inc., 0.937%, dated 11/30/15, due 12/15/15, repurchase price $736,287, collateralized by Corporate Notes and Bonds, 0.000% - 53.825%, due 12/01/15 - 07/25/54 and U.S. Treasury Securities, 0.875% - 0.875%, due 08/15/17 - 08/15/17, with a value of $791,836.	736,000
1,122,000	Credit Suisse First Boston USA, Inc., 0.894%, dated 11/30/15, due 03/04/16, repurchase price $1,124,647, collateralized by Corporate Notes and Bonds, 0.000% - 19.746%, due 12/27/18 - 11/28/57, with a value of $1,211,761.	1,122,000
230,000	HSBC Securities USA, Inc., 0.160%, dated 11/30/15, due 12/01/15, repurchase price $230,001, collateralized by Corporate Notes and Bonds, 0.010% - 9.500%, due 03/01/16 - 04/14/46 and Sovereign Government Securities, 7.450%, due 04/30/44, with a value of $241,836.	230,000
545,000	Merrill Lynch PFS, Inc., 0.560%, dated 11/30/15, due 12/01/15, repurchase price $545,008, collateralized by Corporate Notes and Bonds, 0.000% - 9.750%, due 01/27/16 - 06/05/2115, Municipal Debt Securities, 4.150% - 8.250%, due 08/01/17 - 06/01/46 and Sovereign Government Securities, 0.000% - 13.625%, due 12/15/15 - 01/27/45, with a value of $588,600.	545,000
625,000	Merrill Lynch PFS, Inc., 0.740%, dated 11/30/15, due 01/04/16, repurchase price $625,450, collateralized by Corporate Notes and Bonds, 0.000% - 13.000%, due 02/01/16 - 06/05/2115, with a value of $675,000.	625,000
475,000	Merrill Lynch PFS, Inc., 0.740%, dated 11/30/15, due 01/04/16, repurchase price $475,342, collateralized by Corporate Notes and Bonds, 0.000% - 37.674%, due 04/30/16 - 05/28/52, with a value of $513,000.	475,000
555,000	Merrill Lynch PFS, Inc., 0.740%, dated 11/30/15, due 01/04/16, repurchase price $555,399, collateralized by Corporate Notes and Bonds, 0.000% - 48.984%, due 01/02/16 - 01/01/99, with a value of $594,851.	555,000
350,000	Royal Bank of Canada, 0.470%, dated 11/30/15, due 12/07/15, repurchase price $350,032, collateralized by Corporate Notes and Bonds, 0.000% - 8.625%, due 12/03/15 - 01/01/49 and Government National Mortgage Association, 3.460% - 4.500%, due 05/15/31 - 11/20/45, with a value of $358,831.	350,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
525,000	Royal Bank of Canada, 0.510%, dated 11/30/15, due 12/07/15, repurchase price $525,052, collateralized by Corporate Notes and Bonds, 0.406% - 6.400%, due 01/15/16 - 11/20/45 and Federal National Mortgage Association, 3.500%, due 11/01/45, with a value of $543,988.	525,000

	Total Repurchase Agreements (Cost $7,736,851)	7,736,851

Time Deposits — 21.8%
928,800	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 12/01/15	928,800
915,091	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 0.120%, 12/01/15	915,091
462,897	BNP Paribas, 0.120%, 12/01/15	462,897
	Canadian Imperial Bank of Commerce,
1,000,000	0.060%, 12/01/15	1,000,000
500,000	0.060%, 12/01/15	500,000
	China Construction Bank Corp.,
200,000	0.190%, 12/01/15	200,000
200,000	0.190%, 12/01/15	200,000
340,000	0.200%, 12/01/15	340,000
125,000	Citibank N.A., 0.140%, 12/02/15	125,000
	Credit Agricole Corporate and Investment Bank,
1,495,500	0.080%, 12/01/15	1,495,500
1,312,758	0.080%, 12/01/15	1,312,758
467,000	0.080%, 12/01/15	467,000
103,000	0.080%, 12/01/15	103,000
232,995	0.110%, 12/01/15	232,995
	Credit Industriel et Commercial,
1,229,550	0.070%, 12/01/15	1,229,550
950,580	0.070%, 12/01/15	950,580
425,000	0.070%, 12/01/15	425,000
2,000,000	DNB Bank ASA, 0.060%, 12/01/15	2,000,000
999,530	DZ Bank AG, 0.060%, 12/01/15	999,530
2,125,000	KBC Bank N.V., 0.070%, 12/01/15	2,125,000
983,830	National Australia Bank Ltd., 0.060%, 12/01/15	983,830
200,000	National Bank of Canada, 0.060%, 12/01/15	200,000
1,712,213	Natixis S.A., 0.070%, 12/01/15	1,712,213
1,700,000	Rabobank Nederland N.V., 0.130%, 12/01/15	1,700,000
	Skandinaviska Enskilda Banken AB,
1,489,088	0.060%, 12/01/15	1,489,088
370,030	0.110%, 12/01/15	370,030
	Standard Chartered Bank,
150,000	0.130%, 12/02/15	150,000
629,530	0.130%, 12/04/15	629,530
	Svenska Handelsbanken AB,
2,000,000	0.060%, 12/01/15	2,000,000
280,630	0.100%, 12/01/15	280,630

	Total Time Deposits (Cost $25,528,022)	25,528,022

U.S. Government Agency Securities — 0.6%
	Federal Home Loan Bank,
10,000	DN, 0.241%, 01/26/16 (n)	9,996
130,000	DN, 0.251%, 02/01/16 (n)	129,944
139,000	DN, 0.251%, 02/08/16 (n)	138,934
250,000	DN, 0.270%, 02/24/16 (n)	249,841
109,520	DN, 0.290%, 02/26/16 (n)	109,443

	Total U.S. Government Agency Securities (Cost $638,158)	638,158

U.S. Treasury Obligations — 5.7%
	U.S. Treasury Bill (n) — 0.3%
380,000	0.258%, 03/03/16	379,747

	U.S. Treasury Notes — 5.4%
83,000	0.250%, 12/15/15	83,000
1,025,000	0.375%, 01/15/16	1,025,106
870,000	0.375%, 03/15/16	870,230
347,000	0.375%, 05/31/16	347,104
890,000	1.500%, 06/30/16	895,988
550,000	1.750%, 05/31/16	553,930
455,000	2.000%, 01/31/16	456,361
183,000	2.125%, 12/31/15	183,278
428,000	2.125%, 02/29/16	429,970
35,000	2.250%, 03/31/16	35,226
650,000	2.375%, 03/31/16	654,445
215,000	2.625%, 02/29/16	216,239
240,000	3.250%, 05/31/16	243,386
330,000	4.500%, 02/15/16	332,936

		6,327,199

	Total U.S. Treasury Obligations (Cost $6,706,946)	6,706,946

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 0.1%
	New Jersey — 0.1%
67,915	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.160%, 12/07/15 (e)	67,915
26,700	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.160%, 12/07/15 (e)	26,700

	Total Weekly Demand Notes (Cost $94,615)	94,615

	Total Investments — 100.3% (Cost $117,335,413) *	117,335,413
	Liabilities in Excess of Other Assets — (0.3)%	(373,223)

	NET ASSETS — 100.0%	$116,962,190

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
LOC	—	Letter of Credit
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Agency Joint Trading Account I — At November 30, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of December 01, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
Prime Money Market Fund	$873,851	$873,854	$891,587

Repurchase Agreements — At November 30, 2015, the Principal Amounts of the Fund’s interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	Prime Money Market Fund
Bank of Nova Scotia	0.140%	$55,307
Societe Generale S.A.	0.140%	88,491
Wells Fargo Bank N.A.	0.140%	342,904
Wells Fargo Securities, LLC	0.140%	387,149
Total		$873,851

At November 30, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.597% to 4.500%	09/15/22 to 12/01/45
Federal National Mortgage Association	0.371% to 6.000%	05/01/18 to 11/01/45
Government National Mortgage Association	0.294% to 5.000%	08/16/22 to 11/20/64
U.S. Treasury Securities	0.000% to 5.125%	05/15/16 to 05/15/45

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$117,335,413	$—	$117,335,413

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.6%
150,000	American Credit Acceptance Receivables Trust, Series 2013-1, Class C, 3.520%, 02/15/19 (e)	151,373
	American Homes 4 Rent Trust,
117,875	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	120,345
246,002	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	248,997
230,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 09/08/20	231,939
100,000	B2R Mortgage Trust, Series 2015-2, Class A, 3.336%, 11/15/48 (e)	100,077
251,000	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	251,604
172,989	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	172,877
169,985	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	169,904
120,000	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class B, 1.780%, 06/17/19 (e)	119,485
155,000	Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	154,861
	DT Auto Owner Trust,
180,000	Series 2014-2A, Class C, 2.460%, 01/15/20 (e)	179,943
130,000	Series 2015-3A, Class B, 2.460%, 11/15/19 (e)	129,636
220,000	Exeter Automobile Receivables Trust, Series 2015-3A, Class B, 3.590%, 08/16/21 (e)	220,326
225,000	Flagship Credit Auto Trust, Series 2013-2, Class B, 3.210%, 08/15/19 (e)	226,647
200,000	Green Tree Agency Advance Funding Trust, Series 2015-T1, Class BT1, 3.192%, 10/15/46 (e)	199,636
35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	34,996
94,915	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	94,796
165,000	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	164,925
	Ocwen Master Advance Receivables Trust,
100,000	Series 2015-T1, Class CT1, 3.524%, 09/17/46 (e)	99,929
122,000	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	121,988
150,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	149,899
139,000	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	136,586
230,877	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	227,677
190,509	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	190,127

	Total Asset-Backed Securities (Cost $3,905,601)	3,898,573

Collateralized Mortgage Obligation — 0.1%
	Non-Agency CMO — 0.1%
100,000	Nationstar HECM Loan Trust, Series 2015-2A, Class A, 2.883%, 11/25/25 (Cost $100,000)	100,000

Corporate Bonds — 7.8%
	Consumer Discretionary — 0.6%
	Auto Components — 0.0% (g)
75,000	Johnson Controls, Inc., 3.625%, 07/02/24	72,179

	Automobiles — 0.1%
80,000	Daimler Finance North America LLC, 8.500%, 01/18/31	115,912
80,000	Ford Motor Co., 6.500%, 08/01/18	88,781

		204,693

	Internet & Catalog Retail — 0.0% (g)
3,000	Amazon.com, Inc., 3.300%, 12/05/21	3,103

	Media — 0.3%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,710
4,000	8.875%, 04/26/23	5,238
80,000	CBS Corp., 3.375%, 03/01/22	79,806

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	81,880
75,000	NBCUniversal Media LLC, 4.375%, 04/01/21	82,007
80,000	Time Warner, Inc., 4.750%, 03/29/21	86,805
	Viacom, Inc.,
50,000	3.250%, 03/15/23	46,491
5,000	3.875%, 04/01/24	4,762

		392,699

	Multiline Retail — 0.1%
75,000	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	75,157

	Specialty Retail — 0.1%
50,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	51,655
50,000	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	48,671
	Lowe’s Cos., Inc.,
5,000	3.800%, 11/15/21	5,311
75,000	6.500%, 03/15/29	93,989

		199,626

	Total Consumer Discretionary	947,457

	Consumer Staples — 0.3%
	Beverages — 0.1%
	Anheuser-Busch InBev Worldwide, Inc.,
75,000	5.375%, 01/15/20	83,258
5,000	7.750%, 01/15/19	5,819
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,003
19,000	Brown-Forman Corp., 4.500%, 07/15/45	19,789

		112,869

	Food & Staples Retailing — 0.1%
80,000	Kroger Co. (The), 5.400%, 07/15/40	86,067
75,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	74,739
50,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	61,537

		222,343

	Food Products — 0.1%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	5,849
	ConAgra Foods, Inc.,
100,000	3.200%, 01/25/23	95,593
5,000	3.250%, 09/15/22	4,832

		106,274

	Total Consumer Staples	441,486

	Energy — 1.0%
	Energy Equipment & Services — 0.2%
50,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	41,196
	Halliburton Co.,
5,000	3.250%, 11/15/21	5,078
75,000	4.750%, 08/01/43	73,328
100,000	National Oilwell Varco, Inc., 2.600%, 12/01/22	91,819
50,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	51,715
	Transocean, Inc., (Cayman Islands),
3,000	6.500%, 11/15/20	2,370
2,000	6.875%, 12/15/21	1,502
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	3,925

		270,933

	Metals & Mining — 0.0% (g)
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,369

	Oil, Gas & Consumable Fuels — 0.8%
50,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	58,539
	Apache Corp.,
75,000	3.625%, 02/01/21	76,934
2,000	6.900%, 09/15/18	2,249
75,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	83,039
50,000	Buckeye Partners LP, 4.150%, 07/01/23	45,101
40,000	Canadian Natural Resources Ltd., (Canada), 3.900%, 02/01/25	37,723
	Devon Energy Corp.,
5,000	2.250%, 12/15/18	4,968
50,000	3.250%, 05/15/22	47,698
4,000	Energy Transfer Partners LP, 3.600%, 02/01/23	3,482
50,000	EnLink Midstream Partners LP, 4.400%, 04/01/24	45,837
	Enterprise Products Operating LLC,
1,000	3.900%, 02/15/24	972
75,000	5.100%, 02/15/45	68,143
50,000	Magellan Midstream Partners LP, 4.250%, 02/01/21	51,537

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
75,000	Marathon Oil Corp., 6.800%, 03/15/32	78,178
80,000	Nexen Energy ULC, (Canada), 6.200%, 07/30/19	88,516
5,000	Noble Energy, Inc., 5.050%, 11/15/44	4,519
50,000	ONEOK Partners LP, 4.900%, 03/15/25	45,229
5,000	Petrobras Global Finance B.V., (Netherlands), 5.375%, 01/27/21	3,954
125,000	Petroleos Mexicanos, (Mexico), 4.875%, 01/24/22	125,375
50,000	Spectra Energy Partners LP, 4.750%, 03/15/24	50,983
100,000	Statoil ASA, (Norway), 2.650%, 01/15/24	96,317
75,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	89,533
	Sunoco Logistics Partners Operations LP,
3,000	4.400%, 04/01/21	2,992
53,000	5.350%, 05/15/45	41,251
33,000	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	32,343
	TransCanada PipeLines Ltd., (Canada),
75,000	2.500%, 08/01/22	70,501
5,000	7.125%, 01/15/19	5,714

		1,261,627

	Total Energy	1,538,929

	Financials — 3.0%
	Banks — 1.0%
	Bank of America Corp.,
350,000	3.300%, 01/11/23	349,724
15,000	7.625%, 06/01/19	17,578
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,000
77,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	78,534
	Citigroup, Inc.,
110,000	3.750%, 06/16/24	112,930
75,000	6.125%, 05/15/18	82,570
100,000	8.125%, 07/15/39	146,242
21,000	Citizens Financial Group, Inc., 4.300%, 12/03/25	20,978
85,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	92,897
105,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	115,656
79,000	KeyCorp, 5.100%, 03/24/21	87,048
5,000	MUFG Americas Holdings Corp., 3.000%, 02/10/25	4,771
5,000	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	5,103
75,000	PNC Funding Corp., 3.300%, 03/08/22	77,232
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,988
50,000	SunTrust Banks, Inc., 6.000%, 09/11/17	53,523
	U.S. Bancorp,
5,000	1.650%, 05/15/17	5,036
75,000	3.700%, 01/30/24	78,914
100,000	Wachovia Corp., 5.750%, 02/01/18	108,668
	Wells Fargo & Co.,
105,000	Series M, 3.450%, 02/13/23	105,444
3,000	4.100%, 06/03/26	3,049
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,481

		1,560,366

	Capital Markets — 0.8%
65,000	Ameriprise Financial, Inc., 3.700%, 10/15/24	66,511
5,000	BlackRock, Inc., 3.500%, 03/18/24	5,136
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,159
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,426
	Deutsche Bank AG, (Germany),
75,000	1.875%, 02/13/18	74,739
5,000	6.000%, 09/01/17	5,328
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,197
185,000	6.125%, 02/15/33	221,773
100,000	7.500%, 02/15/19	116,419
90,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	90,671
80,000	Legg Mason, Inc., 3.950%, 07/15/24	79,650
	Morgan Stanley,
5,000	Series F, 3.875%, 04/29/24	5,166
2,000	4.300%, 01/27/45	1,941
275,000	5.500%, 07/28/21	312,066
50,000	Raymond James Financial, Inc., 8.600%, 08/15/19	60,038

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	State Street Corp.,
27,000	3.100%, 05/15/23	26,839
50,000	3.700%, 11/20/23	52,218
	TD Ameritrade Holding Corp.,
75,000	2.950%, 04/01/22	74,877
5,000	5.600%, 12/01/19	5,616

		1,217,770

	Consumer Finance — 0.2%
75,000	American Express Co., 7.000%, 03/19/18	83,661
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,070
80,000	Capital One Financial Corp., 4.750%, 07/15/21	86,952
90,000	Discover Financial Services, 3.850%, 11/21/22	89,675
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,946

		270,304

	Diversified Financial Services — 0.3%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,273
	CME Group, Inc.,
75,000	3.000%, 03/15/25	74,130
2,000	5.300%, 09/15/43	2,294
211,000	GE Capital International Funding Co., (Ireland), 4.418%, 11/15/35 (e)	216,442
62,000	General Electric Capital Corp., Series A, 6.750%, 03/15/32	81,307
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,152
75,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	93,776

		479,374

	Insurance — 0.4%
	ACE INA Holdings, Inc.,
100,000	2.700%, 03/13/23	97,594
5,000	5.900%, 06/15/19	5,651
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,082
5,000	5.600%, 10/18/16	5,191
100,000	5.850%, 01/16/18	108,415
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	2,952
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,540
80,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	81,757
5,000	Manulife Financial Corp., (Canada), 4.900%, 09/17/20	5,410
80,000	MetLife, Inc., 5.700%, 06/15/35	93,961
5,000	Principal Financial Group, Inc., 3.300%, 09/15/22	5,037
75,000	Prudential Financial, Inc., 4.500%, 11/16/21	81,483
75,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	84,809

		580,882

	Real Estate Investment Trusts (REITs) — 0.3%
75,000	Boston Properties LP, 4.125%, 05/15/21	79,179
75,000	Duke Realty LP, 3.750%, 12/01/24	73,020
5,000	ERP Operating LP, 5.750%, 06/15/17	5,312
	HCP, Inc.,
2,000	3.875%, 08/15/24	1,944
50,000	5.375%, 02/01/21	54,828
2,000	Prologis LP, 6.875%, 03/15/20	2,290
	Simon Property Group LP,
5,000	4.125%, 12/01/21	5,364
50,000	10.350%, 04/01/19	61,816
	Ventas Realty LP/Ventas Capital Corp.,
50,000	2.700%, 04/01/20	49,469
5,000	3.250%, 08/15/22	4,880
75,000	Welltower, Inc., 5.250%, 01/15/22	81,529

		419,631

	Total Financials	4,528,327

	Health Care — 0.6%
	Biotechnology — 0.1%
75,000	Amgen, Inc., 5.700%, 02/01/19	83,137
5,000	Biogen, Inc., 6.875%, 03/01/18	5,539
	Celgene Corp.,
75,000	2.875%, 08/15/20	75,319
5,000	3.625%, 05/15/24	4,967

		168,962

	Health Care Equipment & Supplies — 0.0% (g)
5,000	Covidien International Finance S.A., (Luxembourg), 2.950%, 06/15/23	4,945

	Health Care Providers & Services — 0.2%
75,000	Anthem, Inc., 3.700%, 08/15/21	76,516

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
50,000	Cardinal Health, Inc., 3.200%, 03/15/23	49,429
70,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/25	68,089
75,000	Medco Health Solutions, Inc., 7.125%, 03/15/18	83,277
75,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	77,718

		355,029

	Life Sciences Tools & Services — 0.1%
50,000	Life Technologies Corp., 6.000%, 03/01/20	56,167

	Pharmaceuticals — 0.2%
85,000	AbbVie, Inc., 3.200%, 11/06/22	84,212
125,000	Actavis Funding SCS, (Luxembourg), 3.800%, 03/15/25	125,967
2,000	Actavis, Inc., 6.125%, 08/15/19	2,239
5,000	Teva Pharmaceutical Finance Co. B.V., (Curacao), 2.400%, 11/10/16	5,046
	Zoetis, Inc.,
5,000	1.875%, 02/01/18	4,959
75,000	3.250%, 02/01/23	71,705

		294,128

	Total Health Care	879,231

	Industrials — 0.7%
	Aerospace & Defense — 0.2%
75,000	Boeing Co. (The), 6.125%, 02/15/33	94,240
50,000	Northrop Grumman Corp., 3.250%, 08/01/23	50,030
100,000	Precision Castparts Corp., 3.250%, 06/15/25	99,432

		243,702

	Air Freight & Logistics — 0.1%
80,000	FedEx Corp., 3.900%, 02/01/35	73,634
50,000	United Parcel Service, Inc., 6.200%, 01/15/38	64,324

		137,958

	Commercial Services & Supplies — 0.1%
75,000	Republic Services, Inc., 4.750%, 05/15/23	82,223
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,426

		87,649

	Construction & Engineering — 0.0% (g)
80,000	ABB Finance USA, Inc., 2.875%, 05/08/22	79,002

	Electrical Equipment — 0.0% (g)
75,000	Eaton Corp., 6.950%, 03/20/19	86,073

	Industrial Conglomerates — 0.1%
75,000	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	77,349
44,000	Pentair Finance SA, (Luxembourg), 2.900%, 09/15/18	43,924
7,000	Tyco International Finance SA, (Luxembourg), 3.900%, 02/14/26	7,007

		128,280

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
75,000	5.400%, 06/01/41	81,512
5,000	6.150%, 05/01/37	5,918
75,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	86,421
	CSX Corp.,
5,000	5.600%, 05/01/17	5,290
75,000	7.375%, 02/01/19	86,463
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,811
4,000	Ryder System, Inc., 2.350%, 02/26/19	3,994

		275,409

	Total Industrials	1,038,073

	Information Technology — 0.4%
	Communications Equipment — 0.0% (g)
75,000	Cisco Systems, Inc., 4.450%, 01/15/20	82,066

	Electronic Equipment, Instruments & Components — 0.1%
80,000	Arrow Electronics, Inc., 7.500%, 01/15/27	94,841

	Internet Software & Services — 0.0% (g)
80,000	eBay, Inc., 2.600%, 07/15/22	74,909

	IT Services — 0.1%
	Xerox Corp.,
5,000	2.750%, 03/15/19	4,883
75,000	6.350%, 05/15/18	80,286

		85,169

	Semiconductors & Semiconductor Equipment — 0.0% (g)
29,000	Intel Corp., 3.700%, 07/29/25	30,205

	Software — 0.1%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,271

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
100,000	Oracle Corp., 4.125%, 05/15/45	95,338

		100,609

	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Apple, Inc., 3.450%, 05/06/24	103,583

	Total Information Technology	571,382

	Materials — 0.2%
	Chemicals — 0.1%
50,000	Mosaic Co. (The), 4.250%, 11/15/23	50,153
	Potash Corp. of Saskatchewan, Inc., (Canada),
5,000	3.625%, 03/15/24	4,957
75,000	4.875%, 03/30/20	81,633

		136,743

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
75,000	3.850%, 09/30/23	74,159
4,000	6.500%, 04/01/19	4,486
	Freeport-McMoRan, Inc.,
5,000	2.150%, 03/01/17	4,725
75,000	2.375%, 03/15/18	63,782
	Nucor Corp.,
50,000	4.000%, 08/01/23	50,026
5,000	5.750%, 12/01/17	5,337
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	4,799

		207,314

	Total Materials	344,057

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,126
80,000	5.500%, 02/01/18	86,461
100,000	5.550%, 08/15/41	102,630
55,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	77,131
50,000	Orange S.A., (France), 4.125%, 09/14/21	53,462
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,628
	Verizon Communications, Inc.,
130,000	3.500%, 11/01/21	133,543
5,000	5.150%, 09/15/23	5,589
135,000	6.550%, 09/15/43	162,786

		633,356

	Wireless Telecommunication Services — 0.1%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,354
50,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	52,094
50,000	Vodafone Group plc, (United Kingdom), 5.450%, 06/10/19	55,459

		112,907

	Total Telecommunication Services	746,263

	Utilities — 0.5%
	Electric Utilities — 0.4%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,056
75,000	Appalachian Power Co., 7.000%, 04/01/38	94,775
75,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	73,785
75,000	CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	72,187
75,000	Duke Energy Progress LLC, 2.800%, 05/15/22	75,219
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,966
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,475
75,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	91,565
75,000	Public Service Co. of Colorado, 6.500%, 08/01/38	98,796
	Virginia Electric & Power Co.,
100,000	2.950%, 01/15/22	100,795
3,000	4.450%, 02/15/44	3,098

		617,717

	Gas Utilities — 0.1%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	5,901
75,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	91,658

		97,559

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	969

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.0% (g)
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,445

	Total Utilities	719,690

	Total Corporate Bonds (Cost $11,955,566)	11,754,895

SHARES
Exchange Traded Fund — 37.6%
	Fixed Income — 37.6%
521,007	iShares Core U.S. Aggregate Bond ETF (Cost $57,452,763)	56,690,772

PRINCIPAL AMOUNT($)
Foreign Government Securities — 0.1%
	United Mexican States, (Mexico),
3,000	5.550%, 01/21/45	3,150
120,000	5.625%, 01/15/17	125,400

	Total Foreign Government Securities (Cost $128,798)	128,550

SHARES
Investment Companies — 44.2% (b)
	Fixed Income — 44.2%
1,355,737	JPMorgan Corporate Bond Fund, Class R6 Shares	13,218,440
1,139,878	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	8,948,040
59,830	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	449,325
3,421,952	JPMorgan High Yield Fund, Class R6 Shares	24,090,542
1,761,014	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	19,881,843

	Total Investment Companies (Cost $69,524,833)	66,588,190

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.2%
265,000	Federal National Mortgage Association, Zero Coupon, 10/09/19	245,122
5,000	Tennessee Valley Authority, 5.880%, 04/01/36	6,484

	Total U.S. Government Agency Securities (Cost $251,636)	251,606

U.S. Treasury Obligations — 6.4%
	U.S. Treasury Bonds,
1,350,000	3.875%, 08/15/40	1,581,768
75,000	4.500%, 08/15/39	96,311
900,000	6.000%, 02/15/26	1,209,515
	U.S. Treasury Notes,
1,355,000	0.875%, 07/31/19	1,328,535
25,000	1.375%, 06/30/18	25,163
1,220,000	1.750%, 10/31/18	1,239,015
1,622,000	1.875%, 08/31/17	1,649,561
70,000	2.000%, 02/15/22	70,435
120,000	2.125%, 09/30/21	121,819
1,250,000	2.375%, 08/15/24	1,269,531
1,000,000	2.750%, 11/30/16	1,019,961

	Total U.S. Treasury Obligations (Cost $9,662,107)	9,611,614

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
1,380,593	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $1,380,593)	1,380,593

	Total Investments — 99.9% (Cost $154,361,897)	150,404,793
	Other Assets in Excess of Liabilities — 0.1%	140,827

	NET ASSETS — 100.0%	$150,545,620

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

ETF	—	Exchange Traded Fund
REIT	—	Real Estate Investment Trust
SUB	—	Step-Up-Bond. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,516
Aggregate gross unrealized depreciation	(3,991,620)

Net unrealized appreciation/depreciation	$(3,957,104)

Federal income tax cost of investments	$154,361,897

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,993,523	$905,050	$3,898,573
Collateralized Mortgage Obligation
Non-Agency CMO	—	100,000	—	100,000
Corporate Bonds
Consumer Discretionary	—	947,457	—	947,457
Consumer Staples	—	441,486	—	441,486
Energy	—	1,538,929	—	1,538,929
Financials	—	4,528,327	—	4,528,327
Health Care	—	879,231	—	879,231
Industrials	—	1,038,073	—	1,038,073
Information Technology	—	571,382	—	571,382
Materials	—	344,057	—	344,057
Telecommunication Services	—	746,263	—	746,263
Utilities	—	719,690	—	719,690

Total Corporate Bonds	—	11,754,895	—	11,754,895

Foreign Government Securities	—	128,550	—	128,550
U.S. Government Agency Securities	—	251,606	—	251,606
U.S. Treasury Obligations	—	9,611,614	—	9,611,614
Exchange Traded Fund	56,690,772	—	—	56,690,772
Investment Companies	66,588,190	—	—	66,588,190
Short-Term Investment
Investment Company	1,380,593	—	—	1,380,593

Total Investments in Securities	$124,659,555	$24,840,188	$905,050	$150,404,793

There were no transfers among any levels during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$—	$—	$(1,346)	$(45)	$1,012,755	$(106,314)	$—	$—	$905,050

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to $ (1,346).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$583,427	Discounted Cash Flow	Constant Default Rate	0.00% - 50.00% (25.57%)
			Yield (Discount Rate of Cash Flows)	3.30% - 3.75% (3.59%)

Asset-Backed Securities	583,427

Total	$583,427

#	The table above does not include Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was $321,623. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 70.1%
	Consumer Discretionary — 15.7%
	Auto Components — 2.1%
1,000	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	1,042
515	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	515
1,538	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,603
604	ZF North America Capital, Inc., 4.000%, 04/29/20 (e)	606

		3,766

	Automobiles — 1.3%
593	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20	596
1,767	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	1,796

		2,392

	Hotels, Restaurants & Leisure — 4.1%
425	CCM Merger, Inc., 9.125%, 05/01/19 (e)	446
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	312
465	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/18	477
	MGM Resorts International,
1,820	5.250%, 03/31/20	1,825
1,575	8.625%, 02/01/19	1,791
	NCL Corp., Ltd., (Bermuda),
575	5.000%, 02/15/18	589
200	5.250%, 11/15/19 (e)	206
205	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	214
1,075	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	1,172
429	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	450

		7,482

	Household Durables — 1.9%
415	CalAtlantic Group Inc., 8.375%, 05/15/18	467
	Lennar Corp.,
1,400	4.500%, 06/15/19	1,438
167	4.500%, 11/15/19	171
868	M/I Homes, Inc., 8.625%, 11/15/18	891
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	486

		3,453

	Media — 5.8%
	Cablevision Systems Corp.,
1,000	7.750%, 04/15/18	1,040
519	8.000%, 04/15/20	490
165	8.625%, 09/15/17	174
465	CCO Safari II LLC, 3.579%, 07/23/20 (e)	467
1,550	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	1,504
	DISH DBS Corp.,
650	4.250%, 04/01/18	647
650	4.625%, 07/15/17	663
1,624	7.875%, 09/01/19	1,749
500	Gray Television, Inc., 7.500%, 10/01/20	519
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,134
1,607	Numericable-SFR SAS, (France), 4.875%, 05/15/19 (e)	1,603
400	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	407

		10,397

	Multiline Retail — 0.3%
500	Dollar Tree, Inc., 5.250%, 03/01/20 (e)	517
74	J.C. Penney Corp., Inc., 8.125%, 10/01/19	71

		588

	Specialty Retail — 0.2%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	288

	Total Consumer Discretionary	28,366

	Consumer Staples — 2.8%
	Beverages — 0.3%
450	Cott Beverages, Inc., 6.750%, 01/01/20	467

	Food & Staples Retailing — 1.1%
1,975	Safeway, Inc., 5.000%, 08/15/19	1,926

	Food Products — 1.4%
1,947	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,988
716	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	728

		2,716

	Total Consumer Staples	5,109

	Energy — 3.7%
	Energy Equipment & Services — 0.4%
305	PHI, Inc., 5.250%, 03/15/19	260
600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	552

		812

	Oil, Gas & Consumable Fuels — 3.3%
433	California Resources Corp., 5.000%, 01/15/20	276
	Chesapeake Energy Corp.,
250	3.250%, 03/15/16	238

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
600	VAR, 3.571%, 04/15/19	269
290	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	162
250	Comstock Resources, Inc., 7.750%, 04/01/19	44
450	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	459
365	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19	99
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	240
400	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	396
227	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	12
2,120	Sunoco LP/Sunoco Finance Corp., 5.500%, 08/01/20 (e)	2,147
496	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	231
650	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	609
666	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	280
500	Whiting Canadian Holding Co. ULC, (Canada), 8.125%, 12/01/19	522

		5,984

	Total Energy	6,796

	Financials — 6.0%
	Banks — 2.3%
4,156	CIT Group, Inc., 3.875%, 02/19/19	4,161

	Consumer Finance — 2.4%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,246	4.250%, 07/01/20	1,263
480	4.625%, 10/30/20	493
	Ally Financial, Inc.,
556	3.250%, 11/05/18	555
458	3.600%, 05/21/18	459
1,700	4.750%, 09/10/18	1,754

		4,524

	Diversified Financial Services — 0.3%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	135
370	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	360

		495

	Insurance — 0.5%
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	941
	Real Estate Investment Trusts (REITs) — 0.3%
543	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	570

	Real Estate Management & Development — 0.2%
287	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	279

	Total Financials	10,970

	Health Care — 8.5%
	Health Care Equipment & Supplies — 2.1%
450	Alere, Inc., 7.250%, 07/01/18	465
2,000	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	2,030
741	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	720
300	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	277
270	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 4.875%, 04/15/20 (e)	244

		3,736

	Health Care Providers & Services — 4.4%
950	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	969
	HCA, Inc.,
721	3.750%, 03/15/19	728
620	4.250%, 10/15/19	631
325	8.000%, 10/01/18	365
2,950	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	2,773
	Tenet Healthcare Corp.,
830	5.000%, 03/01/19	799
1,000	5.500%, 03/01/19	970
350	6.250%, 11/01/18	369
500	VAR, 3.837%, 06/15/20 (e)	493
133	Universal Health Services, Inc., 3.750%, 08/01/19 (e)	136

		8,233

	Health Care Technology — 0.3%
500	Emdeon, Inc., 11.000%, 12/31/19	525

	Pharmaceuticals — 1.7%
	Valeant Pharmaceuticals International, Inc., (Canada),
1,575	5.375%, 03/15/20 (e)	1,409
1,150	6.375%, 10/15/20 (e)	1,054
326	6.750%, 08/15/18 (e)	318
300	7.000%, 10/01/20 (e)	279

		3,060

	Total Health Care	15,554

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrials — 7.9%
	Aerospace & Defense — 0.3%
539	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	509

	Airlines — 0.5%
923	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	961
9	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	9

		970

	Commercial Services & Supplies — 2.7%
	ADT Corp. (The),
710	2.250%, 07/15/17	701
800	4.125%, 04/15/19	814
1,045	Casella Waste Systems, Inc., 7.750%, 02/15/19	1,050
835	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	743
1,770	ILFC E-Capital Trust I, VAR, 4.570%, 12/21/65 (e)	1,673

		4,981

	Construction & Engineering — 0.6%
1,100	Tutor Perini Corp., 7.625%, 11/01/18	1,118

	Electrical Equipment — 0.5%
530	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	551
550	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	435

		986

	Machinery — 1.1%
1,735	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	1,574
700	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	417

		1,991

	Road & Rail — 0.8%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
450	4.875%, 11/15/17	461
300	VAR, 3.164%, 12/01/17	301
600	Hertz Corp. (The), 7.500%, 10/15/18	612

		1,374

	Trading Companies & Distributors — 1.4%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	481
1,460	HD Supply, Inc., 7.500%, 07/15/20	1,540
500	International Lease Finance Corp., 3.875%, 04/15/18	504

		2,525

	Total Industrials	14,454

	Information Technology — 2.3%
	Communications Equipment — 0.4%
1,040	Avaya, Inc., 7.000%, 04/01/19 (e)	819

	Internet Software & Services — 0.5%
835	IAC/InterActiveCorp., 4.875%, 11/30/18	855

	Semiconductors & Semiconductor Equipment — 0.8%
1,950	Advanced Micro Devices, Inc., 6.750%, 03/01/19	1,448

	Software — 0.6%
1,150	Infor U.S., Inc., 5.750%, 08/15/20 (e)	1,153

	Total Information Technology	4,275

	Materials — 9.8%
	Chemicals — 1.5%
925	Ashland, Inc., 3.875%, 04/15/18	947
	Hexion, Inc.,
615	6.625%, 04/15/20	446
293	10.000%, 04/15/20	235
525	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	529
660	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	538

		2,695

	Construction Materials — 1.9%
400	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	427
	Cemex S.A.B. de C.V., (Mexico),
945	5.875%, 03/25/19 (e)	940
910	9.500%, 06/15/18 (e)	969
1,000	Headwaters, Inc., 7.250%, 01/15/19	1,030
160	U.S. Concrete, Inc., 8.500%, 12/01/18	167

		3,533

	Containers & Packaging — 0.5%
914	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 04/15/19	929

	Metals & Mining — 5.9%
430	AK Steel Corp., 8.750%, 12/01/18	366
2,000	Alcoa, Inc., 5.720%, 02/23/19	2,102
928	Aleris International, Inc., 7.625%, 02/15/18	798
	ArcelorMittal, (Luxembourg),
1,570	6.125%, 06/01/18	1,526
1,070	6.500%, 03/01/21	934
500	10.850%, 06/01/19	530
580	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	567
	Commercial Metals Co.,
345	6.500%, 07/15/17	360

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
875	7.350%, 08/15/18	928
460	First Quantum Minerals Ltd., (Canada), 7.250%, 10/15/19 (e)	301
200	Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	168
550	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	512
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	594
400	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	308
550	Steel Dynamics, Inc., 6.125%, 08/15/19	569

		10,563

	Total Materials	17,720

	Telecommunication Services — 9.4%
	Diversified Telecommunication Services — 4.4%
500	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	519
575	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	607
1,250	CenturyLink, Inc., Series R, 5.150%, 06/15/17	1,288
365	Cincinnati Bell, Inc., 8.375%, 10/15/20	377
	Frontier Communications Corp.,
900	7.125%, 03/15/19	891
880	8.125%, 10/01/18	921
1,508	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	1,317
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	475
165	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.101%, 01/15/18	166
1,670	Sprint Capital Corp., 6.900%, 05/01/19	1,486
50	Windstream Services LLC, 7.875%, 11/01/17	52

		8,099

	Wireless Telecommunication Services — 5.0%
	Sprint Communications, Inc.,
2,000	8.375%, 08/15/17	1,995
2,000	9.000%, 11/15/18 (e)	2,159
840	9.125%, 03/01/17	853
	T-Mobile USA, Inc.,
1,800	6.464%, 04/28/19	1,850
2,000	6.542%, 04/28/20	2,065

		8,922

	Total Telecommunication Services	17,021

	Utilities — 4.0%
	Gas Utilities — 0.3%
600	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	608

	Independent Power & Renewable Electricity Producers — 3.7%
2,500	AES Corp., VAR, 3.414%, 06/01/19	2,344
2,500	Calpine Corp., 6.000%, 01/15/22 (e)	2,593
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	845
1,033	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	932

		6,714

	Total Utilities	7,322

	Total Corporate Bonds (Cost $136,023)	127,587

Preferred Securities — 0.7% (x)
	Financials — 0.7%
	Banks — 0.6%
545	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	583
575	Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20	570

		1,153

	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	204

	Total Preferred Securities (Cost $1,357)	1,357

SHARES
Preferred Stocks — 0.8%
	Financials — 0.8%
	Consumer Finance — 0.3%
23	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	597

	Insurance — 0.5%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.441%, 12/28/15 ($1,000 par value) @	814

	Total Preferred Stocks (Cost $1,493)	1,411

PRINCIPAL AMOUNT
Loan Assignments — 25.6%
	Consumer Discretionary — 9.1%
	Auto Components — 1.0%
1,378	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,364
421	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	409

		1,773

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Hotels, Restaurants & Leisure — 1.8%
750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	690
804	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	800
344	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	343
633	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20	631
372	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	371
336	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	334

		3,169

	Household Durables — 0.0% (g)
9	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	9

	Internet & Catalog Retail — 0.6%
1,293	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	1,154

	Leisure Products — 0.4%
760	Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21	739

	Media — 2.9%
306	Charter Communications Operating LLC, Term Loan I, VAR, 3.500%, 01/24/23	305
720	iHeartCommunications, Inc., Term Loan D, VAR, 6.982%, 01/30/19	519
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.732%, 07/30/19	103
491	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	487
557	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	553
1,851	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,820
1,413	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,390

		5,177

	Multiline Retail — 1.3%
979	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	970
1,581	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	1,476

		2,446

	Specialty Retail — 1.1%
1,601	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	1,005
512	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	502
496	Staples, Inc., Term Loan, VAR, 04/21/21 ^	489

		1,996

	Total Consumer Discretionary	16,463

	Consumer Staples — 4.9%
	Food & Staples Retailing — 2.0%
745	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	743
2,351	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21	2,330
644	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	644

		3,717

	Food Products — 2.9%
2,930	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	2,912
360	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21	354
1,306	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	1,292
539	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	533

		5,091

	Total Consumer Staples	8,808

	Energy — 2.5%
	Energy Equipment & Services — 0.5%
98	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	49
294	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	132
367	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	201
1,081	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	542

		924

	Oil, Gas & Consumable Fuels — 2.0%
97	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	97
134	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	134
408	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	397
875	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	829
715	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	210
352	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	330
718	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	712

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
801	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	470
310	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 10.750%, 12/31/18 (d)	26
602	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	414
96	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	82

		3,701

	Total Energy	4,625

	Financials — 0.9%
	Diversified Financial Services — 0.6%
154	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	154
40	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	40
959	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	900

		1,094

	Insurance — 0.3%
569	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	551

	Total Financials	1,645

	Health Care — 1.2%
	Biotechnology — 0.1%
252	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	250

	Health Care Providers & Services — 0.5%
257	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	254
108	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	106
512	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	499

		859

	Pharmaceuticals — 0.6%
473	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.232%, 02/27/21	469
217	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	214
347	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	327

		1,010

	Total Health Care	2,119

	Industrials — 2.3%
	Airlines — 0.3%
389	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	388
9	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	9
220	Landmark Aviation, Term Loan, VAR, 4.750%, 10/25/19	219

		616

	Building Products — 0.7%
600	JELD-WEN, Inc., Term B-1 Loan, VAR, 5.000%, 07/01/22	595
498	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	482

		1,077

	Commercial Services & Supplies — 0.3%
139	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.003%, 11/06/20	135
144	University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%, 08/06/21	144
346	Wand Intermediate I LP, 1st Lien Initial Term Loan, VAR, 4.750%, 09/17/21	342

		621

	Construction & Engineering — 0.1%
124	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	123

	Industrial Conglomerates — 0.1%
286	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	265

	Machinery — 0.3%
620	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	609

	Marine — 0.3%
417	Drillships Ocean Ventures, Inc., Tranche B-1 Term Loan, VAR, 5.500%, 07/25/21	237
460	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	276

		513

	Professional Services — 0.2%
436	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20	433

	Total Industrials	4,257

	Information Technology — 0.7%
	Communications Equipment — 0.2%
437	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	331

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Electronic Equipment, Instruments & Components — 0.2%
390	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	384

	Semiconductors & Semiconductor Equipment — 0.3%
588	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	587

	Total Information Technology	1,302

	Materials — 1.9%
	Chemicals — 1.3%
1,004	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	992
503	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	499
450	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	455
218	Platform Specialty Products Corp., Tranche B-2 Term Loan, VAR, 4.750%, 06/07/20	212
97	Tronox Ltd., Term Loan, VAR, 4.250%, 03/19/20	89

		2,247

	Construction Materials — 0.0% (g)
44	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	44

	Metals & Mining — 0.6%
234	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	227
1,103	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, (Australia), VAR, 4.250%, 06/30/19	901

		1,128

	Total Materials	3,419

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
279	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	275
1,045	Level 3 Financing, Inc., 2019 Term Loan B-3, VAR, 4.000%, 08/01/19	1,043
435	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	429
379	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	373
141	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	139

	Total Telecommunication Services	2,259

	Utilities — 0.9%
	Electric Utilities — 0.9%
196	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	187
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	510
1,750	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.676%, 10/10/17 (d)	592
1,175	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.676%, 06/30/16 (d)	381

	Total Utilities	1,670

	Total Loan Assignments (Cost $52,352)	46,567

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
4,051	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $4,051)	4,051

	Total Investments — 99.4% (Cost $195,276)	180,973
	Other Assets in Excess of Liabilities — 0.6%	1,182

	NET ASSETS — 100.0%	$182,155

Percentages indicated are based on net assets.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

GMAC	—	General Motors Acceptance Corp.
MLP	—	Master Limited Partnership
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of November 30, 2015.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$317
Aggregate gross unrealized depreciation	(14,620)

Net unrealized appreciation/depreciation	$(14,303)

Federal income tax cost of investments	$195,276

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$28,366	$—	$28,366
Consumer Staples	—	5,109	—	5,109
Energy	—	6,796	—	6,796
Financials	—	10,970	—	10,970
Health Care	—	15,554	—	15,554
Industrials	—	14,454	—	14,454
Information Technology	—	4,275	—	4,275
Materials	—	17,720	—	17,720
Telecommunication Services	—	17,021	—	17,021
Utilities	—	7,322	—	7,322

Total Corporate Bonds	—	127,587	—	127,587

Preferred Securities
Financials	—	1,357	—	1,357
Preferred Stocks
Financials	597	814	—	1,411
Loan Assignments
Consumer Discretionary	—	16,463	—	16,463
Consumer Staples	—	8,808	—	8,808
Energy	—	4,625	—	4,625
Financials	—	1,645	—	1,645
Health Care	—	2,119	—	2,119
Industrials	—	4,257	—	4,257
Information Technology	—	1,302	—	1,302
Materials	—	3,192	227	3,419
Telecommunication Services	—	2,259	—	2,259
Utilities	—	1,670	—	1,670

Total Loan Assignments	—	46,340	227	46,567

Short-Term Investment
Investment Company	4,051	—	—	4,051

Total Investments in Securities	$4,648	$176,098	$227	$180,973

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

JPMorgan Short Duration High Yield Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Corporate Bond - Industrials	$1,571	$2	$(8)	$(2)	$—	$(338)	$—	$(1,225)	$—
Loan Assignment - Materials	—	—	(2)	—	230	(1)	—	—	227

	$1,571	$2	$(10)	$(2)	$230	$(339)	$—	$(1,225)	$227

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ (2).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 99.9% (j)
Asset-Backed Securities — 4.7%
	ABFC Trust,
9,020	Series 2005-HE2, Class M3, VAR, 1.001%, 06/25/35	8,291
80	Series 2005-OPT1, Class A2C, VAR, 0.581%, 07/25/35	80
28,189	Series 2006-OPT2, Class A2, VAR, 0.361%, 10/25/36	23,280
	Accredited Mortgage Loan Trust,
3,511	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	3,411
3,405	Series 2006-2, Class A3, VAR, 0.371%, 09/25/36	3,364
	ACE Securities Corp. Home Equity Loan Trust,
2,926	Series 2005-HE7, Class A1B2, VAR, 0.821%, 11/25/35	2,823
32,595	Series 2006-FM1, Class A2B, VAR, 0.311%, 07/25/36	11,937
	Ameriquest Mortgage Securities Trust,
15,405	Series 2006-M3, Class A2B, VAR, 0.321%, 10/25/36	6,219
24,208	Series 2006-M3, Class A2C, VAR, 0.381%, 10/25/36	9,872
9,385	Series 2006-M3, Class A2D, VAR, 0.461%, 10/25/36	3,872
1,378	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.496%, 08/25/33	1,326
14,335	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.461%, 09/25/36	5,612
7,203	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.601%, 02/25/36	4,864
1,391	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.822%, 12/15/33	1,364
9,787	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.466%, 01/25/35	8,822
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,104
	Carrington Mortgage Loan Trust,
19,689	Series 2006-FRE2, Class A2, VAR, 0.341%, 10/25/36	11,375
16,904	Series 2006-NC2, Class A3, VAR, 0.371%, 06/25/36	14,163
	Centex Home Equity Loan Trust,
3,157	Series 2005-A, Class M2, VAR, 0.721%, 01/25/35	2,603
5	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	5
1,432	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.683%, 07/25/36	1,476
	Citigroup Mortgage Loan Trust,
3,116	Series 2006-HE1, Class M1, VAR, 0.551%, 01/25/36	3,061
8,380	Series 2007-AMC4, Class A2B, VAR, 0.361%, 05/25/37	8,245
	Credit-Based Asset Servicing and Securitization LLC,
5	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	5
5,965	Series 2006-CB4, Class AV4, VAR, 0.461%, 05/25/36	4,567
18,858	Series 2006-CB8, Class A1, VAR, 0.361%, 10/25/36	14,444
10,013	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.391%, 09/25/36	4,746
788	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.046%, 03/25/34	728
4,709	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.121%, 05/28/37 (e)	4,649
4,919	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.491%, 07/25/36	2,860
	First Franklin Mortgage Loan Trust,
14,161	Series 2004-FF10, Class M1, VAR, 1.496%, 07/25/34	13,099
16,615	Series 2006-FF13, Class A2D, VAR, 0.461%, 10/25/36	11,584
20,112	Series 2006-FF16, Class 2A3, VAR, 0.361%, 12/25/36	12,554
	Fremont Home Loan Trust,
32,541	Series 2006-B, Class 2A3, VAR, 0.381%, 08/25/36	13,323
10,937	Series 2006-B, Class 2A4, VAR, 0.461%, 08/25/36	4,549
15,139	Series 2006-C, Class 2A2, VAR, 0.371%, 10/25/36	7,778
	GSAA Home Equity Trust,
9,631	Series 2007-5, Class 1AV1, VAR, 0.321%, 03/25/47	5,126

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
7,882	Series 2007-5, Class 2A1A, VAR, 0.341%, 04/25/47	6,404
	GSAMP Trust,
20,085	Series 2006-FM1, Class A1, VAR, 0.381%, 04/25/36	14,620
6,137	Series 2006-FM2, Class A2C, VAR, 0.371%, 09/25/36	2,877
8,344	Series 2006-FM2, Class A2D, VAR, 0.461%, 09/25/36	4,000
25,418	Series 2006-HE3, Class A2C, VAR, 0.381%, 05/25/46	22,763
5,641	Series 2006-NC1, Class A2, VAR, 0.401%, 02/25/36	5,497
32,045	Series 2007-HE1, Class A2C, VAR, 0.371%, 03/25/47	26,919
11,176	Series 2007-NC1, Class A2C, VAR, 0.371%, 12/25/46	6,131
	Home Equity Mortgage Loan Asset-Backed Trust,
1,368	Series 2004-B, Class M2, VAR, 1.346%, 11/25/34	1,253
20,613	Series 2006-C, Class 2A, VAR, 0.351%, 08/25/36	16,513
20,239	Series 2006-D, Class 1A, VAR, 0.361%, 11/25/36	16,054
13,800	Series 2006-D, Class 2A3, VAR, 0.381%, 11/25/36	9,039
24,925	Series 2006-E, Class 2A3, VAR, 0.391%, 04/25/37	15,635
22,502	Series 2007-B, Class 2A3, VAR, 0.421%, 07/25/37	14,124
10,604	HSI Asset Securitization Corp Trust, Series 2006-HE2, Class 2A2, VAR, 0.331%, 12/25/36	4,428
2,280	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.151%, 09/25/35	2,140
2,172	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.076%, 07/25/34	2,091
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB 05/18/23 (e)	16,286
	Mastr Asset Backed Securities Trust,
7,758	Series 2006-HE4, Class A2, VAR, 0.331%, 11/25/36	3,575
9,947	Series 2006-HE4, Class A3, VAR, 0.371%, 11/25/36	4,622
13,818	Series 2006-NC3, Class A1, VAR, 0.351%, 10/25/36	7,823
27,965	Series 2006-WMC2, Class A4, VAR, 0.371%, 04/25/36	11,653
	Merrill Lynch Mortgage Investors Trust,
13,936	Series 2006-FF1, Class M3, VAR, 0.531%, 08/25/36	12,656
10,359	Series 2007-HE3, Class A1, VAR, 0.291%, 04/25/47	5,796
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.091%, 11/25/34	7,651
1,869	Series 2005-WMC5, Class M4, VAR, 1.181%, 06/25/35	1,835
18,634	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.396%, 06/25/37	16,662
	New Century Home Equity Loan Trust,
43	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	44
3,430	Series 2005-4, Class M2, VAR, 0.731%, 09/25/35	3,088
4,977	Series 2005-C, Class A2C, VAR, 0.471%, 12/25/35	4,828
22,605	Series 2005-C, Class A2D, VAR, 0.561%, 12/25/35	19,318
10,809	Series 2006-1, Class A2B, VAR, 0.401%, 05/25/36	8,010
19,121	Series 2006-2, Class A2B, VAR, 0.381%, 08/25/36	15,280
20,622	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.411%, 04/25/37	16,926
11,109	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.711%, 05/25/35	10,589
	NovaStar Mortgage Funding Trust,
11,458	Series 2006-4, Class A2C, VAR, 0.371%, 09/25/36	5,981
6,221	Series 2006-4, Class A2D, VAR, 0.471%, 09/25/36	3,287
25,799	Series 2007-1, Class A1A, VAR, 0.351%, 03/25/37	16,687
46,374	Series 2007-1, Class A2C, VAR, 0.401%, 03/25/37	24,039
1,024	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	1,024
	Option One Mortgage Loan Trust,
1,224	Series 2004-3, Class M2, VAR, 1.076%, 11/25/34	1,102

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
21,094	Series 2005-5, Class M1, VAR, 0.611%, 12/25/35	18,477
3,109	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, VAR, 1.166%, 02/25/35	3,100
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.831%, 07/25/35	7,535
3,183	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.521%, 02/25/36	3,152
	Renaissance Home Equity Loan Trust,
1,830	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	1,841
388	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	383
	Saxon Asset Securities Trust,
1,858	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,815
15,321	Series 2006-2, Class A3C, VAR, 0.371%, 09/25/36	14,192
	Securitized Asset-Backed Receivables LLC Trust,
17,037	Series 2006-NC3, Class A1, VAR, 0.361%, 09/25/36	11,536
25,161	Series 2006-NC3, Class A2B, VAR, 0.371%, 09/25/36	12,434
5,521	Series 2007-NC2, Class A2B, VAR, 0.361%, 01/25/37	3,765
14,636	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.401%, 02/25/36	9,062
18,369	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.501%, 06/25/37	11,351
12,814	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	12,915
1,730	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,713
	Structured Asset Investment Loan Trust,
6,821	Series 2003-BC5, Class M1, VAR, 1.346%, 06/25/33	6,663
6,825	Series 2005-HE3, Class M1, VAR, 0.701%, 09/25/35	6,027
21,402	Series 2006-3, Class A5, VAR, 0.371%, 06/25/36	18,366
21,645	Series 2006-4, Class A1, VAR, 0.394%, 07/25/36	13,159
5,508	Series 2006-BNC2, Class A5, VAR, 0.381%, 05/25/36	4,539
	WaMu Asset-Backed Certificates WaMu Trust,
23,152	Series 2007-HE2, Class 2A4, VAR, 0.581%, 04/25/37	11,407
27,435	Series 2007-HE4, Class 1A, VAR, 0.391%, 07/25/47	17,700

	Total Asset-Backed Securities (Cost $834,199)	819,563

Collateralized Mortgage Obligations — 6.2%
	Agency CMO — 1.9%
	Federal Home Loan Mortgage Corp. REMIC,
445	Series 2906, Class SW, IF, IO, 6.503%, 11/15/34	5
5,753	Series 3155, Class PS, IF, IO, 6.953%, 05/15/36	936
627	Series 3171, Class OJ, PO, 06/15/36	499
2,464	Series 3218, Class AS, IF, IO, 6.383%, 09/15/36	484
4,378	Series 3236, Class IS, IF, IO, 6.453%, 11/15/36	826
3,887	Series 3692, Class PS, IF, IO, 6.403%, 05/15/38	192
7,931	Series 3737, Class LI, IO, 4.500%, 05/15/24	373
8,559	Series 3850, Class LS, IF, IO, 1.784%, 05/15/39	608
18,381	Series 3962, Class KS, IF, IO, 1.946%, 06/15/38	1,487
19,824	Series 3997, Class HS, IF, IO, 6.353%, 03/15/38	3,113
41,663	Series 4002, Class MI, IO, 4.000%, 01/15/39	3,707
8,690	Series 4013, Class SB, IF, IO, 6.253%, 03/15/42	2,116
11,245	Series 4033, Class SC, IF, IO, 6.353%, 10/15/36	2,095
33,783	Series 4050, Class EI, IO, 4.000%, 02/15/39	3,233
22,893	Series 4057, Class BS, IF, IO, 5.853%, 09/15/39	3,673
16,692	Series 4057, Class CS, IF, IO, 5.853%, 04/15/39	2,799
192,556	Series 4057, Class SA, IF, IO, 5.853%, 04/15/39	28,096
27,911	Series 4073, Class AS, IF, IO, 5.853%, 08/15/38	4,365

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
39,269	Series 4083, Class MS, IF, IO, 5.853%, 05/15/39	6,595
51,412	Series 4084, Class GS, IF, IO, 5.853%, 04/15/39	6,890
16,425	Series 4086, Class TS, IF, IO, 5.903%, 04/15/37	1,840
32,569	Series 4093, Class SD, IF, IO, 6.503%, 01/15/38	7,368
35,394	Series 4097, Class SA, IF, IO, 5.853%, 08/15/42	7,738
39,886	Series 4097, Class TS, IF, IO, 5.903%, 05/15/39	7,592
21,107	Series 4099, Class BS, IF, IO, 5.853%, 06/15/39	4,070
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,367
10,192	Series 4102, Class SW, IF, IO, 5.903%, 05/15/39	2,022
9,138	Series 4113, Class JS, IF, IO, 5.853%, 07/15/39	1,540
13,805	Series 4116, Class MS, IF, IO, 6.003%, 11/15/39	2,897
58,574	Series 4122, Class SJ, IF, IO, 5.953%, 12/15/40	11,345
10,832	Series 4123, Class SA, IF, IO, 6.003%, 09/15/39	1,906
9,813	Series 4132, Class SE, IF, IO, 6.003%, 12/15/40	1,921
12,371	Series 4136, Class SA, IF, IO, 6.003%, 12/15/39	2,246
70,571	Series 4174, Class SA, IF, IO, 6.003%, 05/15/39	11,719
41,938	Series 4199, Class SD, IF, IO, 6.003%, 06/15/39	7,480
15,169	Series 4229, Class AS, IF, IO, 5.953%, 12/15/38	2,139
18,418	Series 4267, Class CI, IO, 4.000%, 05/15/39	2,496
	Federal National Mortgage Association REMIC,
1,647	Series 2004-61, Class NS, IF, IO, 7.479%, 08/25/34	429
4,732	Series 2004-72, Class S, IF, IO, 6.279%, 09/25/34	1,074
1,605	Series 2005-13, Class AS, IF, IO, 5.879%, 03/25/35	282
3,841	Series 2005-57, Class DI, IF, IO, 6.479%, 03/25/35	205
3,772	Series 2006-3, Class SB, IF, IO, 6.479%, 07/25/35	607
2,638	Series 2006-20, Class IG, IF, IO, 6.429%, 04/25/36	463
1,362	Series 2006-72, Class XI, IF, IO, 6.279%, 08/25/36	241
1,985	Series 2006-106, Class CS, IF, IO, 6.369%, 11/25/36	393
2,500	Series 2006-108, Class S, IF, IO, 6.979%, 11/25/36	708
3,226	Series 2006-109, Class SG, IF, IO, 6.409%, 11/25/36	516
4,431	Series 2006-125, Class SA, IF, IO, 6.499%, 01/25/37	672
3,167	Series 2007-32, Class SD, IF, IO, 5.889%, 04/25/37	546
2,975	Series 2007-37, Class SA, IF, IO, 5.899%, 05/25/37	514
8,761	Series 2007-55, Class S, IF, IO, 6.539%, 06/25/37	1,938
2,257	Series 2007-88, Class MI, IF, IO, 6.299%, 09/25/37	490
895	Series 2007-88, Class XI, IF, IO, 6.319%, 06/25/37	156
3,666	Series 2008-17, Class KS, IF, IO, 6.129%, 11/25/37	572
1,573	Series 2008-34, Class GS, IF, IO, 6.229%, 05/25/38	264
2,011	Series 2008-41, Class S, IF, IO, 6.579%, 11/25/36	356
413	Series 2010-54, Class PA, 4.500%, 04/25/39	414
5,105	Series 2011-18, Class UA, 4.000%, 08/25/38	5,165
196	Series 2011-70, Class CL, 3.000%, 08/25/26	196
2,568	Series 2012-20, Class JS, IF, IO, 5.779%, 10/25/38	330
7,542	Series 2012-42, Class PS, IF, IO, 6.359%, 08/25/41	711
54,853	Series 2012-73, Class LS, IF, IO, 5.829%, 06/25/39	8,687
34,142	Series 2012-74, Class AS, IF, IO, 5.829%, 03/25/39	5,300
9,670	Series 2012-84, Class QS, IF, IO, 6.429%, 09/25/31	2,093
8,700	Series 2012-84, Class SQ, IF, IO, 6.429%, 08/25/32	2,127
34,762	Series 2012-87, Class NS, IF, IO, 5.829%, 02/25/39	6,327

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
28,441	Series 2012-94, Class KS, IF, IO, 6.429%, 05/25/38	6,315
24,886	Series 2012-94, Class SL, IF, IO, 6.479%, 05/25/38	5,582
35,636	Series 2012-98, Class SA, IF, IO, 5.829%, 05/25/39	6,123
12,511	Series 2012-104, Class QS, IF, IO, 5.879%, 03/25/39	2,271
10,431	Series 2012-107, Class QS, IF, IO, 5.879%, 10/25/40	2,169
10,162	Series 2012-110, Class MS, IF, IO, 5.779%, 10/25/42	2,169
18,001	Series 2012-110, Class SB, IF, IO, 6.479%, 10/25/32	4,165
5,901	Series 2012-111, Class KS, IF, IO, 5.929%, 01/25/40	949
26,289	Series 2012-114, Class DS, IF, IO, 5.879%, 08/25/39	4,309
27,597	Series 2012-114, Class HS, IF, IO, 5.929%, 03/25/40	3,910
25,680	Series 2012-120, Class ES, IF, IO, 5.979%, 11/25/39	5,124
33,970	Series 2012-120, Class SE, IF, IO, 5.979%, 02/25/39	6,352
24,484	Series 2012-124, Class DS, IF, IO, 5.929%, 04/25/40	4,360
30,807	Series 2012-124, Class LS, IF, IO, 5.979%, 07/25/40	5,707
33,460	Series 2012-137, Class CS, IF, IO, 5.979%, 08/25/41	6,730
39,508	Series 2013-9, Class SG, IF, IO, 5.979%, 03/25/39	7,436
5,128	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	349
10,694	Series 2013-131, Class S, IF, IO, 5.829%, 01/25/34	2,399
58,358	Series 2014-61, Class SA, IO, VAR, 1.938%, 10/25/44	4,266
	Federal National Mortgage Association STRIPS,
1,129	Series 366, Class 18, IO, 4.000%, 11/25/20	61
1,216	Series 377, Class 2, IO, 5.000%, 10/25/36	232
1,488	Series 379, Class 2, IO, 5.500%, 05/25/37	267
3,925	Series 390, Class C7, IO, 4.000%, 07/25/23	161
6,365	Series 390, Class C8, IO, 4.500%, 07/25/23	330
	Government National Mortgage Association,
762	Series 2005-7, Class NL, IF, IO, 6.553%, 03/17/33	87
3,242	Series 2009-41, Class GS, IF, IO, 5.853%, 06/16/39	482
8,239	Series 2013-69, Class SM, IF, IO, 5.993%, 05/20/43	1,345
12,531	Series 2013-165, Class ST, IF, IO, 5.943%, 11/20/43	2,451
15,802	Series 2013-190, Class KS, IF, IO, 5.343%, 12/20/43	2,334
7,756	Series 2014-2, Class NS, IF, IO, 5.943%, 01/20/44	1,477
11,050	Series 2014-68, Class SK, IF, IO, 5.993%, 05/20/44	2,105
35,078	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,725
18,322	Series 2014-98, Class SM, IF, IO, 5.993%, 07/20/44	3,419
72,681	Series 2014-119, Class SA, IF, IO, 5.393%, 08/20/44	11,847
18,244	Series 2014-129, Class SK, IF, IO, 5.993%, 09/20/44	3,427
15,745	Series 2014-183, Class SG, IF, IO, 5.993%, 12/20/44	3,044
28,542	Series 2015-63, Class SN, IF, IO, 6.093%, 05/20/45	6,651
38,075	Series 2015-80, Class MS, IF, IO, 6.043%, 06/20/45	9,918
28,022	Series 2015-99, Class KS, IF, IO, 5.993%, 07/20/45	6,925

		330,527

	Non-Agency CMO — 4.3%
	Adjustable Rate Mortgage Trust,
10,560	Series 2005-5, Class 5A1, VAR, 2.917%, 09/25/35	9,320
2,400	Series 2005-10, Class 1A21, VAR, 2.805%, 01/25/36	2,078
	Alternative Loan Trust,
682	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	697
2,300	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,288
2,785	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	2,747

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,665	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	5,513
1,366	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	1,371
7,026	Series 2005-70CB, Class A5, 5.500%, 12/25/35	6,505
962	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	975
2,225	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	2,259
2,124	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	2,058
2,318	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,113
4,178	Series 2006-24CB, Class A23, 6.000%, 06/25/36	3,808
6,066	Series 2006-25CB, Class A9, 6.000%, 10/25/36	5,711
966	Series 2006-28CB, Class A17, 6.000%, 10/25/36	793
3,436	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,067
851	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	765
289	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	255
1,145	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	962
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,084
2,579	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.411%, 09/25/46	1,827
	Banc of America Alternative Loan Trust,
5,013	Series 2004-1, Class 1A1, 6.000%, 02/25/34	5,322
3,244	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	3,080
2,669	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,457
2,880	Series 2006-4, Class 2A1, 6.000%, 05/25/21	2,809
	Banc of America Funding Trust,
2,862	Series 2005-1, Class 1A1, 5.500%, 02/25/35	2,888
1,462	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,465
2,680	Series 2006-D, Class 5A2, VAR, 4.732%, 05/20/36	2,416
13,454	Series 2014-R7, Class 1A1, VAR, 0.347%, 05/26/36 (e)	12,175
3,358	Series 2014-R7, Class 2A1, VAR, 0.337%, 09/26/36 (e)	3,139
14,942	Series 2015-R1, Class A1, VAR, 0.384%, 05/26/37 (e)	13,759
	Banc of America Mortgage Trust,
810	Series 2005-11, Class 2A1, 5.250%, 12/25/20	819
7,756	Series 2007-3, Class 1A1, 6.000%, 09/25/37	7,016
3,470	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.347%, 05/26/37 (e)	3,364
12,623	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.262%, 02/25/36	11,672
6,510	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	6,613
2,288	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.000%, 05/25/35	2,405
	CHL Mortgage Pass-Through Trust,
3,649	Series 2005-20, Class A7, 5.250%, 12/25/27	3,497
1,044	Series 2005-21, Class A2, 5.500%, 10/25/35	1,038
2,433	Series 2006-15, Class A1, 6.250%, 10/25/36	2,158
1,268	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,144
3,808	Series 2007-5, Class A6, VAR, 0.571%, 05/25/37	2,948
7,580	Series 2007-17, Class 1A1, 6.000%, 10/25/37	7,313
	Citicorp Mortgage Securities Trust,
3,879	Series 2006-5, Class 1A3, 6.000%, 10/25/36	3,810
482	Series 2006-7, Class 2A1, 5.500%, 12/25/21	489
5,852	Series 2007-5, Class 1A9, 6.000%, 06/25/37	6,008
	Citigroup Mortgage Loan Trust,
1,865	Series 2006-4, Class 1A1, 5.500%, 12/25/35	1,836
6,664	Series 2013-11, Class 1A4, VAR, 0.367%, 10/25/46 (e)	6,432

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
6,418	Series 2014-10, Class 1A1, VAR, 0.332%, 11/25/36 (e)	5,720
10,300	Series 2014-10, Class 3A1, VAR, 0.396%, 07/25/36 (e)	9,439
10,556	Series 2014-10, Class 4A1, VAR, 0.366%, 02/25/37 (e)	9,542
5,733	Series 2014-10, Class 5A1, VAR, 0.347%, 06/25/36 (e)	5,220
6,437	Series 2014-11, Class 4A1, VAR, 0.297%, 07/25/36 (e)	5,743
23,626	Series 2014-12, Class 1A4, VAR, 0.322%, 08/25/36 (e)	21,409
3,356	Series 2014-12, Class 2A4, VAR, 4.303%, 02/25/37 (e)	3,296
12,510	Series 2014-C, Class A, 3.250%, 02/25/54 (e)	11,992
	CitiMortgage Alternative Loan Trust,
5,583	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	5,161
3,883	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	3,671
387	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	392
	Credit Suisse First Boston Mortgage Securities Corp.,
2,606	Series 2003-AR24, Class 2A4, VAR, 2.620%, 10/25/33	2,585
2,613	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,679
682	Series 2005-5, Class 1A1, 5.000%, 07/25/20	683
235	Series 2005-7, Class 3A1, 5.000%, 08/25/20	234
	CSMC Trust,
6,503	Series 2011-12R, Class 3A1, VAR, 2.303%, 07/27/36 (e)	6,436
6,236	Series 2014-10R, Class 4A1, VAR, 0.364%, 12/27/36 (e)	5,949
4,419	Series 2014-11R, Class 8A1, VAR, 0.534%, 04/27/37 (e)	4,256
17,455	Series 2014-11R, Class 9A1, VAR, 0.334%, 10/27/36 (e)	16,491
15,754	Series 2015-3R, Class 5A1, VAR, 0.344%, 09/29/36 (e)	15,111
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
3,522	Series 2005-1, Class 1A1, VAR, 0.721%, 02/25/35	3,271
1,584	Series 2005-1, Class 2A1, VAR, 5.813%, 02/25/20	1,626
23,439	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.247%, 06/27/37 (e)	23,352
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.421%, 02/25/24	15,983
6,188	Series 2014-DN2, Class M2, VAR, 1.871%, 04/25/24	6,120
4,125	Series 2014-DN2, Class M3, VAR, 3.821%, 04/25/24	3,886
1,643	Series 2014-DN3, Class M2, VAR, 2.621%, 08/25/24	1,660
12,920	Series 2014-DN3, Class M3, VAR, 4.221%, 08/25/24	12,464
	Federal National Mortgage Association Connecticut Avenue Securities,
7,780	Series 2015-C03, Class 1M2, VAR, 5.221%, 07/25/25	7,780
17,614	Series 2015-C04, Class 1M2, VAR, 5.921%, 04/25/28	18,020
3,117	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	2,377
3,509	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	2,952
3,213	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	3,066
3,905	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.531%, 10/25/45	3,166
3,317	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.364%, 04/26/37 (e)	3,092
	GSR Mortgage Loan Trust,
3,727	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	3,459
2,739	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	2,562
39	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	34
741	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	730

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	HarborView Mortgage Loan Trust,
4,253	Series 2004-9, Class 2A, VAR, 2.621%, 12/19/34	3,530
8,793	Series 2006-9, Class 2A1A, VAR, 0.413%, 11/19/36	6,564
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.851%, 01/25/35	4,889
3,339	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 1.001%, 10/25/34	3,128
2,130	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	2,116
	Lehman Mortgage Trust,
7	Series 2005-1, Class 7A1, 5.500%, 11/25/20	7
1,370	Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,320
2,113	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.371%, 12/25/36	2,059
	LSTAR Securities Investment Trust,
18,901	Series 2014-1, Class NOTE, VAR, 3.293%, 09/01/21 (e)	18,858
12,377	Series 2014-2, Class A, VAR, 2.244%, 12/01/21 (e)	12,224
23,478	Series 2015-1, Class A, VAR, 2.193%, 01/01/20 (e)	23,189
23,268	Series 2015-2, Class A, VAR, 2.193%, 01/01/20 (e)	22,937
13,533	Series 2015-3, Class A, VAR, 2.193%, 03/01/20 (e)	13,325
13,347	Series 2015-4, Class A1, VAR, 2.193%, 04/01/20 (e)	13,103
14,180	Series 2015-6, Class A, VAR, 2.193%, 05/01/20 (e)	13,947
3,964	Series 2015-7, Class A, VAR, 2.193%, 07/01/20 (e)	3,892
	MASTR Alternative Loan Trust,
2,088	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,134
1,413	Series 2004-13, Class 9A1, 5.500%, 01/25/35	1,420
4,042	Series 2005-5, Class 3A1, 5.750%, 08/25/35	3,441
2,208	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,070
6,744	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.367%, 12/26/36 (e)	6,236
3,006	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.656%, 10/25/32	3,185
	RALI Trust,
2,784	Series 2003-QS16, Class A1, 5.000%, 08/25/18	2,803
1,541	Series 2003-QS20, Class CB, 5.000%, 11/25/18	1,569
888	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	898
1,477	Series 2006-QO9, Class A4A, VAR, 0.391%, 12/25/46	1,465
678	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	643
500	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	509
3,107	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.327%, 09/26/36 (e)	2,938
	Residential Asset Securitization Trust,
286	Series 2004-A6, Class A1, 5.000%, 08/25/19	286
7,800	Series 2006-A1, Class 1A6, VAR, 0.721%, 04/25/36	4,661
26,122	Series 2006-R1, Class A2, VAR, 0.621%, 01/25/46	13,029
	RFMSI Trust,
1,063	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,070
7,210	Series 2005-SA2, Class 2A2, VAR, 3.110%, 06/25/35	6,738
5,743	Series 2006-S9, Class A1, 6.250%, 09/25/36	5,445
4,549	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	4,097
6,525	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	5,913
3,101	Series 2006-SA4, Class 2A1, VAR, 3.660%, 11/25/36	2,692
1,788	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,628
10,425	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	9,741
	Springleaf Mortgage Loan Trust,
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,008
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,847

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,035
	Structured Asset Securities Corp. Trust,
340	Series 2005-6, Class 5A1, 5.000%, 05/25/35	347
1,619	Series 2005-17, Class 4A5, 5.500%, 10/25/35	1,666
6,888	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.843%, 11/25/33	7,175
	Thornburg Mortgage Securities Trust,
3,649	Series 2002-4, Class 3A, VAR, 2.279%, 12/25/42	3,590
5,077	Series 2007-4, Class 3A1, VAR, 6.097%, 09/25/37	5,264
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
3,748	Series 2005-7, Class 1A2, VAR, 0.671%, 09/25/35	2,828
258	Series 2005-8, Class 1A8, 5.500%, 10/25/35	240
1,156	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,052
	Wells Fargo Alternative Loan Trust,
3,518	Series 2005-1, Class 1A2, 5.500%, 02/25/35	3,704
6,885	Series 2005-2, Class M1, VAR, 0.896%, 10/25/35	6,294
	Wells Fargo Mortgage-Backed Securities Trust,
918	Series 2005-16, Class A8, 5.750%, 01/25/36	968
9	Series 2006-11, Class A13, 6.000%, 09/25/36	8
3,777	Series 2006-11, Class A4, 5.000%, 09/25/36	3,462
4,576	Series 2006-11, Class A8, 6.000%, 09/25/36	4,363
2,583	Series 2006-11, Class A9, 6.500%, 09/25/36	2,510
8,035	Series 2006-15, Class A1, 6.000%, 11/25/36	7,743
844	Series 2006-17, Class A1, 5.500%, 11/25/21	848
441	Series 2007-3, Class 3A1, 5.500%, 04/25/22	448
6,968	Series 2007-7, Class A1, 6.000%, 06/25/37	6,984
4,839	Series 2007-7, Class A39, 6.000%, 06/25/37	4,850
8,255	Series 2007-7, Class A49, 6.000%, 06/25/37	8,273
8,208	Series 2007-8, Class 2A8, 6.000%, 07/25/37	8,074
3,721	Series 2007-10, Class 1A5, 6.000%, 07/25/37	3,713
1,728	Series 2007-11, Class A85, 6.000%, 08/25/37	1,679
348	Series 2007-11, Class A96, 6.000%, 08/25/37	344

		757,893

	Total Collateralized Mortgage Obligations (Cost $1,066,989)	1,088,420

Commercial Mortgage-Backed Securities — 1.3%
	BAMLL Commercial Mortgage Securities Trust,
14,418	Series 2013-DSNY, Class F, VAR, 3.697%, 09/15/26 (e)	14,327
13,285	Series 2014-FL1, Class D, VAR, 4.197%, 12/15/31 (e)	12,888
21,520	Series 2014-FL1, Class E, VAR, 5.697%, 12/15/31 (e)	19,334
29,010	Series 2014-INLD, Class E, VAR, 3.536%, 12/15/29 (e)	28,546
6,710	Series 2015-ASHF, Class D, VAR, 3.197%, 01/15/28 (e)	6,645
7,240	Series 2015-ASHF, Class E, VAR, 4.197%, 01/15/28 (e)	7,171
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 3.697%, 11/15/31 (e)	4,066
10,030	Series 2014-FL2, Class COL2, VAR, 4.697%, 11/15/31 (e)	9,968
9,970	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.547%, 07/15/27 (e)	10,010
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 3.847%, 08/15/31 (e)	8,623
5,920	Series 2014-FL5, Class KH2, VAR, 4.697%, 08/15/31 (e)	5,479
16,803	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	16,192
	CSMC Trust,
27,930	Series 2015-DEAL, Class E, VAR, 4.197%, 04/15/29 (e)	27,660

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
11,080	Series 2015-SAND, Class E, VAR, 4.050%, 08/15/30 (e)	11,082
24,430	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.600%, 08/15/32 (e)	24,445
23,372	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.917%, 11/15/29 (e)	23,124

	Total Commercial Mortgage-Backed Securities (Cost $227,402)	229,560

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
721	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—	(h)

	Household Durables — 0.0% (g)
5,000	CalAtlantic Group, Inc., 1.250%, 08/01/32	5,884

	Total Consumer Discretionary	5,884

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
3,010	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	2,649

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	6,235

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,550	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	3,069

	Total Convertible Bonds (Cost $17,902)	17,837

Corporate Bonds — 37.9%
	Consumer Discretionary — 8.5%
	Auto Components — 0.9%
	American Axle & Manufacturing, Inc.,
5,573	6.250%, 03/15/21	5,824
703	6.625%, 10/15/22	742
	Dana Holding Corp.,
1,990	5.375%, 09/15/21	2,010
9,108	5.500%, 12/15/24	9,131
8,413	6.000%, 09/15/23	8,592
2,730	6.750%, 02/15/21	2,818
	Goodyear Tire & Rubber Co. (The),
4,933	5.125%, 11/15/23	5,027
6,715	6.500%, 03/01/21	7,091
12,825	7.000%, 05/15/22	13,867
10,756	8.250%, 08/15/20	11,204
4,160	8.750%, 08/15/20	4,940
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
14,466	4.875%, 03/15/19	14,466
2,198	6.000%, 08/01/20	2,261
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,087
1,710	Lear Corp., 5.250%, 01/15/25	1,751
10,165	MPG Holdco I, Inc., 7.375%, 10/15/22	10,673
7,210	Omega U.S. Sub LLC, 8.750%, 07/15/23 (e)	6,669
3,448	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	3,595
	Schaeffler Finance B.V., (Netherlands),
4,490	4.250%, 05/15/21 (e)	4,501
3,240	4.750%, 05/15/23 (e)	3,216
11,087	UCI International, Inc., 8.625%, 02/15/19	5,543
	ZF North America Capital, Inc.,
7,503	4.000%, 04/29/20 (e)	7,531
6,090	4.500%, 04/29/22 (e)	5,976
12,250	4.750%, 04/29/25 (e)	11,833

		153,348

	Automobiles — 0.6%
53,380	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	57,533
	Fiat Chrysler Automobiles N.V., (Netherlands),
8,944	4.500%, 04/15/20	8,989
3,630	5.250%, 04/15/23	3,593
16,800	General Motors Co., 4.875%, 10/02/23	17,383
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,235
4,000	4.250%, 11/15/19 (e)	4,080
1,350	5.625%, 02/01/23 (e)	1,401
	Motors Liquidation Co.,
175	0.000%, 06/01/49	—	(h)
1,533	5.250%, 03/06/32	—	(h)
1,545	6.250%, 07/15/33	1
170	7.250%, 04/15/41	—	(h)
505	7.250%, 07/15/41	—	(h)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Automobiles — continued
687	7.250%, 02/15/52	—	(h)
581	7.375%, 05/15/48	—	(h)
51	7.375%, 10/01/51	—	(h)

		101,215

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,630	5.375%, 05/15/24	1,707
8,670	7.500%, 04/01/27	10,101
1,900	8.000%, 11/15/21	2,232
1,054	Sotheby’s, 5.250%, 10/01/22 (e)	1,012

		15,052

	Hotels, Restaurants & Leisure — 1.9%
8,155	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,461
1,932	Boyd Gaming Corp., 6.875%, 05/15/23	2,021
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20 (d)	8,991
39,275	9.000%, 02/15/20 (d)	30,929
9,205	11.250%, 06/01/17 (d)	7,088
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	4,186
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	10,553
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	8,130
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,387
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	9,048
	International Game Technology plc, (United Kingdom),
12,105	6.250%, 02/15/22 (e)	11,523
4,445	6.500%, 02/15/25 (e)	4,089
7,889	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	7,889
11,250	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	11,728
1,102	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,170
8,790	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	8,482
	MGM Resorts International,
16,330	5.250%, 03/31/20	16,371
24,758	6.000%, 03/15/23	24,526
1,250	6.625%, 12/15/21	1,303
15,026	6.750%, 10/01/20	15,697
8,368	7.625%, 01/15/17	8,828
41,445	7.750%, 03/15/22	44,450
875	8.625%, 02/01/19	995
1,090	11.375%, 03/01/18	1,278
6,300	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	6,462
1,429	Real Mex Restaurants, Inc., 7.000%, 03/21/16	1,178
2,430	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,539
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,430
427	7.500%, 10/15/27	493
	Sabre GLBL, Inc.,
4,449	5.250%, 11/15/23 (e)	4,382
6,545	5.375%, 04/15/23 (e)	6,545
	Scientific Games International, Inc.,
4,095	7.000%, 01/01/22 (e)	3,952
11,091	10.000%, 12/01/22	8,540
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,583
9,378	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	9,847
3,930	Station Casinos LLC, 7.500%, 03/01/21	4,166
1,905	Viking Cruises Ltd., (Bermuda), 6.250%, 05/15/25 (e)	1,791
24,460	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	21,892

		341,923

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21	2,225
1,160	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	957
	Brookfield Residential Properties, Inc., (Canada),
1,673	6.375%, 05/15/25 (e)	1,564
2,158	6.500%, 12/15/20 (e)	2,093
1,414	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,329

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Household Durables — continued
	CalAtlantic Group, Inc.,
2,780	8.375%, 01/15/21	3,259
2,395	10.750%, 09/15/16	2,551
4,500	Jarden Corp., 7.500%, 05/01/17	4,821
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,941
2,000	6.950%, 06/01/18	2,175
6,355	Series B, 12.250%, 06/01/17	7,244
7,571	M/I Homes, Inc., 8.625%, 11/15/18	7,770
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,695
9,280	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	9,605
	Tempur Sealy International, Inc.,
7,959	5.625%, 10/15/23 (e)	8,098
6,040	6.875%, 12/15/20	6,380
8,940	WCI Communities, Inc., 6.875%, 08/15/21	9,414

		78,121

	Internet & Catalog Retail — 0.0% (g)
2,838	Acosta, Inc., 7.750%, 10/01/22 (e)	2,618
5,750	Netflix, Inc., 5.750%, 03/01/24	5,937

		8,555

	Leisure Products — 0.1%
10,175	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	7,682
3,690	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	3,792

		11,474

	Media — 3.7%
	Altice Luxembourg S.A., (Luxembourg),
5,605	7.625%, 02/15/25 (e)	4,904
14,726	7.750%, 05/15/22 (e)	13,769
8,340	AMC Entertainment, Inc., 5.750%, 06/15/25	8,402
15,802	AMC Networks, Inc., 7.750%, 07/15/21	16,798
	Cablevision Systems Corp.,
15,075	7.750%, 04/15/18	15,678
17,338	8.000%, 04/15/20	16,384
2,270	8.625%, 09/15/17	2,395
7,147	CCO Safari II LLC, 4.908%, 07/23/25 (e)	7,256
5,550	CCOH Safari LLC, 5.750%, 02/15/26 (e)	5,578
239	Cenveo Corp., 6.000%, 08/01/19 (e)	178
2,183	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	2,016
	Cinemark USA, Inc.,
4,655	4.875%, 06/01/23	4,562
1,051	5.125%, 12/15/22	1,051
13,061	7.375%, 06/15/21	13,714
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,335
1,185	Series A, 7.625%, 03/15/20	1,132
47,570	Series B, 6.500%, 11/15/22	46,975
49,245	Series B, 7.625%, 03/15/20	47,768
2,024	CSC Holdings LLC, 6.750%, 11/15/21	1,913
	DISH DBS Corp.,
705	4.250%, 04/01/18	701
1,965	5.000%, 03/15/23	1,699
23,144	5.875%, 07/15/22	21,495
28,726	5.875%, 11/15/24	25,710
34,358	6.750%, 06/01/21	34,573
10,913	7.875%, 09/01/19	11,759
8,440	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	8,356
5,040	Gray Television, Inc., 7.500%, 10/01/20	5,229
13,289	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	14,070
2,484	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,689
	iHeartCommunications, Inc.,
9,779	9.000%, 12/15/19	7,090
9,745	9.000%, 03/01/21	6,697
4,010	10.625%, 03/15/23	2,807
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,233
3,700	LIN Television Corp., 6.375%, 01/15/21	3,876
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,698
2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,919
	Neptune Finco Corp.,
2,475	6.625%, 10/15/25 (e)	2,565
11,074	10.125%, 01/15/23 (e)	11,572
15,968	10.875%, 10/15/25 (e)	16,886
	Nexstar Broadcasting, Inc.,
3,870	6.125%, 02/15/22 (e)	3,754
12,080	6.875%, 11/15/20	12,306
19,351	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	19,230

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — continued
	Numericable-SFR SAS, (France),
3,122	4.875%, 05/15/19 (e)	3,114
29,275	6.000%, 05/15/22 (e)	28,909
5,291	Reg. S, 5.625%, 05/15/24	5,212
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
1,370	5.250%, 02/15/22	1,406
1,835	5.625%, 02/15/24	1,890
10,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	10,377
1,050	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	1
7,190	Regal Entertainment Group, 5.750%, 03/15/22	7,298
	Sinclair Television Group, Inc.,
3,880	5.375%, 04/01/21	3,899
2,300	5.625%, 08/01/24 (e)	2,248
8,800	6.125%, 10/01/22	9,042
3,189	6.375%, 11/01/21	3,301
	Sirius XM Radio, Inc.,
5,575	4.250%, 05/15/20 (e)	5,603
6,409	4.625%, 05/15/23 (e)	6,201
4,990	5.375%, 04/15/25 (e)	4,940
18,672	5.750%, 08/01/21 (e)	19,300
2,805	5.875%, 10/01/20 (e)	2,931
12,904	6.000%, 07/15/24 (e)	13,340
	TEGNA, Inc.,
1,345	4.875%, 09/15/21 (e)	1,352
965	5.500%, 09/15/24 (e)	972
2,905	6.375%, 10/15/23	3,072
3,647	Time Warner Cable, Inc., 7.300%, 07/01/38	3,946
7,895	Time, Inc., 5.750%, 04/15/22 (e)	7,619
3,590	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	3,774
4,245	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e)	4,134
28,000	Univision Communications, Inc., 8.500%, 05/15/21 (e)	29,120
11,088	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	11,199
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,622
6,845	6.000%, 01/15/21 (e)	6,931
7,350	6.750%, 04/15/22 (e)	6,523

		646,998

	Multiline Retail — 0.1%
	J.C. Penney Corp., Inc.,
9,160	6.375%, 10/15/36	5,725
357	8.125%, 10/01/19	341
	Neiman Marcus Group Ltd. LLC,
3,890	8.000%, 10/15/21 (e)	3,472
6,870	8.750% (cash), 10/15/21(e) (v)	6,114

		15,652

	Specialty Retail — 0.7%
3,550	Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)	905
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	3,238
17,593	8.875%, 03/15/19	6,685
30,965	9.000%, 03/15/19 (e)	23,379
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,566
5,206	Gymboree Corp. (The), 9.125%, 12/01/18	1,562
3,930	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	3,498
10,681	L Brands, Inc., 6.625%, 04/01/21	11,989
3,735	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,824
1,522	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	1,515
5,838	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	5,561
12,223	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	12,559
10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,919
	Sally Holdings LLC/Sally Capital, Inc.,
1,430	5.500%, 11/01/23	1,475
6,602	5.625%, 12/01/25	6,693
935	5.750%, 06/01/22	975
25,851	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	26,950

		125,293

	Total Consumer Discretionary	1,497,631

	Consumer Staples — 1.8%
	Beverages — 0.2%
	Constellation Brands, Inc.,
1,901	3.750%, 05/01/21	1,925
2,192	4.250%, 05/01/23	2,208
2,000	7.250%, 05/15/17	2,140

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Beverages — continued
7,580	Cott Beverages, Inc., 6.750%, 01/01/20	7,864
11,806	DS Services of America, Inc., 10.000%, 09/01/21 (e)	13,400

		27,537

	Food & Staples Retailing — 0.2%
9,105	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	9,708
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,861
5,840	New Albertsons, Inc., 8.700%, 05/01/30	5,898
10,765	Rite Aid Corp., 6.125%, 04/01/23 (e)	11,411
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	5,673

		36,551

	Food Products — 1.0%
5,420	B&G Foods, Inc., 4.625%, 06/01/21	5,352
26,022	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	26,575
2,206	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	2,333
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	3,993
7,606	Dean Foods Co., 6.500%, 03/15/23 (e)	7,834
	JBS USA LLC/JBS USA Finance, Inc.,
1,000	5.750%, 06/15/25 (e)	954
9,000	5.875%, 07/15/24 (e)	8,865
13,900	7.250%, 06/01/21 (e)	14,420
2,573	7.250%, 06/01/21 (e)	2,676
10,242	8.250%, 02/01/20 (e)	10,735
3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,819
	Post Holdings, Inc.,
3,150	6.000%, 12/15/22 (e)	3,107
9,310	6.750%, 12/01/21 (e)	9,450
14,825	7.375%, 02/15/22	15,432
10,840	7.750%, 03/15/24 (e)	11,246
6,101	8.000%, 07/15/25 (e)	6,391
12,440	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	11,383
	Smithfield Foods, Inc.,
8,147	5.250%, 08/01/18 (e)	8,279
4,898	5.875%, 08/01/21 (e)	5,057
9,125	6.625%, 08/15/22	9,673
1,227	7.750%, 07/01/17	1,317
703	TreeHouse Foods, Inc., 4.875%, 03/15/22	685
1,128	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,158
1,239	WhiteWave Foods Co. (The), 5.375%, 10/01/22	1,318

		172,052

	Household Products — 0.3%
	Central Garden & Pet Co.,
4,659	6.125%, 11/15/23	4,717
9,961	8.250%, 03/01/18	10,174
14,600	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	14,162
	HRG Group, Inc.,
526	7.750%, 01/15/22	536
1,445	7.750%, 01/15/22 (e)	1,474
11,233	7.875%, 07/15/19	11,920
1,300	7.875%, 07/15/19 (e)	1,379
	Spectrum Brands, Inc.,
3,730	5.750%, 07/15/25 (e)	3,847
5,612	6.375%, 11/15/20	6,005
1,400	6.625%, 11/15/22	1,494
704	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	630

		56,338

	Personal Products — 0.1%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,413
4,913	Avon Products, Inc., 6.750%, 03/15/23	3,267
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,378
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,417

		16,475

	Total Consumer Staples	308,953

	Energy — 4.2%
	Energy Equipment & Services — 0.3%
3,600	Archrock Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	3,060
6,915	Atwood Oceanics, Inc., 6.500%, 02/01/20	5,221
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	2,831
192	7.750%, 10/15/22	65
1,445	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	1,162
8,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	9,219
2,745	PHI, Inc., 5.250%, 03/15/19	2,341
1,750	Pioneer Energy Services Corp., 6.125%, 03/15/22	989
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24	3,258

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Energy Equipment & Services — continued
589	6.500%, 12/15/21	507
1,411	6.625%, 11/15/20	1,220
9,549	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	5,968
2,145	Seventy Seven Energy, Inc., 6.500%, 07/15/22	343
	Transocean, Inc., (Cayman Islands),
1,278	6.500%, 11/15/20	1,010
5,722	6.875%, 12/15/21	4,297
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	4,781
8,702	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	8,767

		55,039

	Oil, Gas & Consumable Fuels — 3.9%
	American Energy-Permian Basin LLC/AEPB Finance Corp.,
1,500	7.125%, 11/01/20 (e)	660
2,880	7.375%, 11/01/21 (e)	1,267
4,200	8.000%, 06/15/20 (e)	3,234
	Antero Resources Corp.,
3,364	5.125%, 12/01/22	3,061
5,640	5.375%, 11/01/21	5,189
1,415	6.000%, 12/01/20	1,358
	Arch Coal, Inc.,
6,525	7.250%, 06/15/21	131
1,260	8.000%, 01/15/19 (e)	50
2,879	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	979
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	934
1,118	5.625%, 06/01/24 (e)	914
1,790	Berry Petroleum Co. LLC, 6.375%, 09/15/22	716
9,024	Bill Barrett Corp., 7.000%, 10/15/22	6,384
7,570	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	6,737
	Bonanza Creek Energy, Inc.,
6,536	5.750%, 02/01/23	4,444
16,401	6.750%, 04/15/21	12,875
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
15,686	7.875%, 04/15/22	4,549
11,899	8.625%, 10/15/20	4,284
	California Resources Corp.,
2,000	5.000%, 01/15/20	1,275
4,000	5.500%, 09/15/21	2,400
9,415	6.000%, 11/15/24	5,649
	Carrizo Oil & Gas, Inc.,
5,014	6.250%, 04/15/23	4,575
11,316	7.500%, 09/15/20	11,090
	Chaparral Energy, Inc.,
17,341	7.625%, 11/15/22	3,642
3,371	8.250%, 09/01/21	809
9,335	9.875%, 10/01/20	2,520
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,400
4,125	4.875%, 04/15/22	1,746
7,965	6.125%, 02/15/21	3,385
3,586	6.500%, 08/15/17	2,501
8,721	6.625%, 08/15/20	4,121
1,005	6.875%, 11/15/20	467
3,414	7.250%, 12/15/18	2,029
4,045	VAR, 3.571%, 04/15/19	1,810
2,000	Cimarex Energy Co., 4.375%, 06/01/24	1,975
3,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,518
6,005	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	2,702
	Comstock Resources, Inc.,
9,291	7.750%, 04/01/19	1,629
7,602	9.500%, 06/15/20	1,558
11,832	10.000%, 03/15/20 (e)	6,922
4,290	CONSOL Energy, Inc., 5.875%, 04/15/22	2,810
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
310	6.125%, 03/01/22	265
4,290	6.250%, 04/01/23 (e)	3,625
12,160	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	12,373
	Denbury Resources, Inc.,
5,045	4.625%, 07/15/23	2,926
9,405	5.500%, 05/01/22	5,831
3,959	Diamondback Energy, Inc., 7.625%, 10/01/21	4,206
	Endeavor Energy Resources LP/EER Finance, Inc.,
17,854	7.000%, 08/15/21 (e)	17,229

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,187	8.125%, 09/15/23 (e)	2,171
	EP Energy LLC/Everest Acquisition Finance, Inc.,
8,296	7.750%, 09/01/22	6,513
46,125	9.375%, 05/01/20	39,206
8,020	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	5,213
	Gulfport Energy Corp.,
3,617	6.625%, 05/01/23	3,291
4,216	7.750%, 11/01/20	4,090
	Halcon Resources Corp.,
14,105	8.625%, 02/01/20 (e)	11,107
26,008	13.000%, 02/15/22 (e)	12,029
	Hilcorp Energy I LP/Hilcorp Finance Co.,
10,876	5.000%, 12/01/24 (e)	9,782
5,989	5.750%, 10/01/25 (e)	5,495
5,302	7.625%, 04/15/21 (e)	5,408
18,827	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	13,838
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,217
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,121
1,458	3.050%, 12/01/19	1,337
7,485	7.000%, 06/15/17	7,804
	Laredo Petroleum, Inc.,
6,177	5.625%, 01/15/22	5,776
1,271	6.250%, 03/15/23	1,220
8,591	7.375%, 05/01/22	8,376
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
11,278	6.625%, 12/01/21	4,427
13,628	8.000%, 12/01/20	6,269
	Linn Energy LLC/Linn Energy Finance Corp.,
12,105	7.750%, 02/01/21	2,542
3,045	8.625%, 04/15/20	777
965	12.000%, 12/15/20 (e)	593
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
2,790	4.875%, 12/01/24	2,474
11,480	4.875%, 06/01/25	10,217
3,985	5.500%, 02/15/23	3,766
2,879	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	2,731
4,196	Matador Resources Co., 6.875%, 04/15/23	4,175
	MEG Energy Corp., (Canada),
15,080	6.375%, 01/30/23 (e)	12,516
3,580	6.500%, 03/15/21 (e)	3,079
18,177	7.000%, 03/31/24 (e)	15,405
	Memorial Production Partners LP/Memorial Production Finance Corp.,
7,157	6.875%, 08/01/22	3,972
15,059	7.625%, 05/01/21	8,697
1,555	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	1,454
	Newfield Exploration Co.,
5,000	5.375%, 01/01/26	4,563
3,110	5.750%, 01/30/22	3,048
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	930
	Noble Energy, Inc.,
1,512	5.625%, 05/01/21	1,527
8,107	5.875%, 06/01/22	8,136
6,511	5.875%, 06/01/24	6,527
	Northern Oil and Gas, Inc.,
16,603	8.000%, 06/01/20	13,116
	Oasis Petroleum, Inc.,
9,545	6.875%, 03/15/22	8,185
3,530	6.875%, 01/15/23	3,044
20,934	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	21,248
3,633	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	3,633
	Peabody Energy Corp.,
6,055	6.250%, 11/15/21	954
1,070	6.500%, 09/15/20	168
10,116	10.000%, 03/15/22 (e)	2,377
	Penn Virginia Corp.,
5,600	7.250%, 04/15/19	1,281
9,129	8.500%, 05/01/20	2,008
1,650	Petroleos Mexicanos, (Mexico), 6.625%, 06/15/35	1,609
	QEP Resources, Inc.,
3,000	5.375%, 10/01/22	2,700
3,000	6.875%, 03/01/21	2,865

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,675	Range Resources Corp., 4.875%, 05/15/25 (e)	4,114
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,382	4.500%, 11/01/23	3,063
2,485	5.000%, 10/01/22	2,377
3,175	5.500%, 04/15/23	3,014
1,300	5.875%, 03/01/22	1,307
	RSP Permian, Inc.,
3,626	6.625%, 10/01/22	3,603
2,973	6.625%, 10/01/22 (e)	2,955
2,046	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	113
7,030	Sabine Pass LNG LP, 7.500%, 11/30/16	7,171
33,231	Samson Resources Co., 9.750%, 02/15/20 (d)	83
	Sanchez Energy Corp.,
19,794	6.125%, 01/15/23	13,608
930	7.750%, 06/15/21	707
	SandRidge Energy, Inc.,
6,540	8.125%, 10/15/22	1,079
7,124	8.750%, 06/01/20 (e)	2,707
2,500	SemGroup Corp., 7.500%, 06/15/21	2,313
20,040	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	19,439
	SM Energy Co.,
3,000	5.000%, 01/15/24	2,633
6,625	5.625%, 06/01/25	5,913
1,430	6.125%, 11/15/22	1,369
7,003	6.500%, 01/01/23	6,705
9,084	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	4,224
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,410	4.125%, 11/15/19	1,322
2,000	4.250%, 11/15/23	1,685
2,852	5.000%, 01/15/18 (e)	2,802
925	5.250%, 05/01/23	839
8,310	6.750%, 03/15/24 (e)	7,895
2,075	Tesoro Corp., 4.250%, 10/01/17	2,122
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
2,265	5.500%, 10/15/19 (e)	2,356
11,232	5.875%, 10/01/20	11,541
1,040	6.125%, 10/15/21	1,068
6,660	6.250%, 10/15/22 (e)	6,885
4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (e)	1,686
	Ultra Petroleum Corp., (Canada),
17,091	5.750%, 12/15/18 (e)	7,178
10,425	6.125%, 10/01/24 (e)	3,753
4,650	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	2,418
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	2,174
4,595	Whiting Canadian Holding Co. ULC, (Canada), 8.125%, 12/01/19	4,797
	Whiting Petroleum Corp.,
2,703	5.000%, 03/15/19	2,541
10,145	5.750%, 03/15/21	9,232
4,615	6.250%, 04/01/23	4,292
3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	3,570
6,946	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	6,929
	WPX Energy, Inc.,
6,941	5.250%, 09/15/24	5,744
7,280	6.000%, 01/15/22	6,170
704	7.500%, 08/01/20	663
8,515	8.250%, 08/01/23	7,962

		688,882

	Total Energy	743,921

	Financials — 3.1%
	Banks — 0.8%
6,185	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	6,989
	CIT Group, Inc.,
10,211	3.875%, 02/19/19	10,224
7,694	5.000%, 05/15/17	7,925
50,155	5.250%, 03/15/18	52,036
13,225	5.500%, 02/15/19 (e)	13,853
2,520	6.625%, 04/01/18 (e)	2,687
	Royal Bank of Scotland Group plc, (United Kingdom),
3,499	6.000%, 12/19/23	3,811
1,145	6.100%, 06/10/23	1,246
17,655	6.125%, 12/15/22	19,419
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	4,927
16,150	Reg. S, VAR, 9.500%, 03/16/22	17,554

		140,671

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Capital Markets — 0.0% (g)
5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	6,007

	Consumer Finance — 1.0%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
6,320	3.750%, 05/15/19	6,328
3,265	4.625%, 10/30/20	3,355
2,985	4.625%, 07/01/22	3,018
	Ally Financial, Inc.,
4,740	2.750%, 01/30/17	4,728
7,205	3.250%, 09/29/17	7,196
17,738	3.250%, 11/05/18	17,716
14,705	3.500%, 01/27/19	14,595
7,270	3.750%, 11/18/19	7,234
7,940	4.125%, 03/30/20	8,029
6,900	4.625%, 05/19/22	7,055
13,056	4.625%, 03/30/25	13,056
9,335	4.750%, 09/10/18	9,633
2,255	5.125%, 09/30/24	2,337
7,530	5.500%, 02/15/17	7,746
7,606	5.750%, 11/20/25	7,658
20,729	6.250%, 12/01/17	21,869
7,237	8.000%, 11/01/31	8,630
11,160	VAR, 2.995%, 07/18/16	11,199
	General Motors Financial Co., Inc.,
335	3.450%, 04/10/22	323
3,570	4.250%, 05/15/23	3,585
4,000	4.750%, 08/15/17	4,150
	Springleaf Finance Corp.,
830	5.750%, 09/15/16	842
2,358	6.500%, 09/15/17	2,435

		172,717

	Diversified Financial Services — 0.6%
9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,644
23,782	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	23,960
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	5,389
9,051	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	8,485
8,700	Compass Re II Ltd., (Bermuda), VAR, 0.178%, 12/08/15 (e)	8,695
8,006	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	7,846
17,058	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	18,083
2,158	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	2,163
3,815	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	3,300
2,915	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	3,003
1,870	MSCI, Inc., 5.750%, 08/15/25 (e)	1,940
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,522	6.500%, 07/01/21	6,807
275	7.875%, 10/01/20	267
1,221	9.625%, 05/01/19	1,264
6,720	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,854
1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,118

		101,818

	Insurance — 0.1%
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	5,020
5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	6,822
5,825	National Financial Partners Corp., 9.000%, 07/15/21 (e)	5,592
3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,440
1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
GBP 1	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19 (a) (e)	—	(h)
6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,232

		29,107

	Real Estate Investment Trusts (REITs) — 0.5%
2,830	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	2,519
	Corrections Corp. of America,
12,018	4.125%, 04/01/20	11,688
2,260	4.625%, 05/01/23	2,144
2,595	5.000%, 10/15/22	2,572
	Crown Castle International Corp.,
3,634	4.875%, 04/15/22	3,716

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Real Estate Investment Trusts (REITs) — continued
	9,610	5.250%, 01/15/23	9,958
	2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,678
		Equinix, Inc.,
	9,321	5.375%, 01/01/22	9,507
	4,123	5.750%, 01/01/25	4,175
	2,405	5.875%, 01/15/26	2,441
		GEO Group, Inc. (The),
	4,985	5.875%, 01/15/22	4,916
	4,105	6.625%, 02/15/21	4,172
		Iron Mountain, Inc.,
	2,250	5.750%, 08/15/24	2,233
	703	6.000%, 10/01/20 (e)	737
	8,261	6.000%, 08/15/23	8,669
	3,625	iStar, Inc., 3.875%, 07/01/16	3,625
		RHP Hotel Properties LP/RHP Finance Corp.,
	6,788	5.000%, 04/15/21	6,907
	4,580	5.000%, 04/15/23	4,626

			87,283

		Real Estate Management & Development — 0.1%
	2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,303
		Mattamy Group Corp., (Canada),
	2,670	6.500%, 11/15/20 (e)	2,596
CAD	3,600	6.875%, 11/15/20 (e)	2,669
	4,844	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	5,014

			12,582

		Total Financials	550,185

		Health Care — 3.6%
		Health Care Equipment & Supplies — 0.5%
		Alere, Inc.,
	1,310	6.375%, 07/01/23 (e)	1,326
	3,949	6.500%, 06/15/20	3,890
	1,310	7.250%, 07/01/18	1,355
	20,013	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	20,313
	16,030	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	14,427
	3,640	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	3,708
	7,605	Hologic, Inc., 5.250%, 07/15/22 (e)	7,909
	16,555	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	16,075
	5,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	4,612
		Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
	6,880	4.875%, 04/15/20 (e)	6,226
	7,630	5.500%, 04/15/25 (e)	6,467
	5,841	5.625%, 10/15/23 (e)	5,038

			91,346

		Health Care Providers & Services — 2.0%
	5,980	21st Century Oncology, Inc., 11.000%, 05/01/23 (e)	4,545
		Acadia Healthcare Co., Inc.,
	350	5.125%, 07/01/22	343
	2,123	5.625%, 02/15/23	2,080
	1,790	Amsurg Corp., 5.625%, 11/30/20	1,817
		CHS/Community Health Systems, Inc.,
	6,000	5.125%, 08/15/18	6,120
	2,885	7.125%, 07/15/20	2,871
	3,000	8.000%, 11/15/19	3,037
	7,530	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	7,229
	6,170	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	6,679
	5,740	HCA Holdings, Inc., 6.250%, 02/15/21	6,099
		HCA, Inc.,
	4,046	3.750%, 03/15/19	4,086
	4,605	5.000%, 03/15/24	4,639
	3,968	5.250%, 04/15/25	4,013
	35,195	5.375%, 02/01/25	34,579
	12,065	5.875%, 02/15/26	12,231
	8,590	6.500%, 02/15/20	9,503
	41,751	7.500%, 02/15/22	46,657
	2,225	8.000%, 10/01/18	2,498
		HealthSouth Corp.,
	645	5.750%, 11/01/24	622
	3,205	5.750%, 11/01/24 (e)	3,093
	5,066	5.750%, 09/15/25 (e)	4,851
	2,134	7.750%, 09/15/22	2,214
	23,019	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	21,638
		inVentiv Health, Inc.,
	12,200	9.000%, 01/15/18 (e)	12,535

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Health Care Providers & Services — continued
2,345	10.000%, 08/15/18	2,215
3,657	10.000% (PIK), 08/15/18 (e) (v)	3,474
	Kindred Healthcare, Inc.,
2,860	8.000%, 01/15/20	2,674
6,610	8.750%, 01/15/23	6,255
8,496	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	8,538
4,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	4,040
	Tenet Healthcare Corp.,
1,730	4.500%, 04/01/21	1,708
8,730	4.750%, 06/01/20	8,817
20,165	5.000%, 03/01/19	19,409
8,227	5.500%, 03/01/19	7,980
15,130	6.000%, 10/01/20	16,076
1,485	6.750%, 02/01/20	1,468
9,832	6.750%, 06/15/23	9,193
18,846	8.000%, 08/01/20	19,129
32,019	8.125%, 04/01/22	31,919
4,265	WellCare Health Plans, Inc., 5.750%, 11/15/20	4,434

		351,308

	Health Care Technology — 0.1%
2,663	Emdeon, Inc., 11.000%, 12/31/19	2,796
13,805	IMS Health, Inc., 6.000%, 11/01/20 (e)	14,116

		16,912

	Pharmaceuticals — 1.0%
3,000	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	3,019
14,127	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	12,149
6,120	Endo Finance LLC, 5.750%, 01/15/22 (e)	5,845
5,000	Endo Finance LLC/Endo Finco, Inc., 7.500%, 12/15/20 (e)	5,181
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
8,970	6.000%, 07/15/23 (e)	8,634
300	6.000%, 02/01/25 (e)	285
6,425	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22	6,521
	Valeant Pharmaceuticals International, Inc., (Canada),
8,170	5.375%, 03/15/20 (e)	7,312
16,250	5.875%, 05/15/23 (e)	14,056
21,816	6.125%, 04/15/25 (e)	18,871
5,000	6.375%, 10/15/20 (e)	4,581
15,285	6.750%, 08/15/18 (e)	14,903
7,485	6.750%, 08/15/21 (e)	6,774
9,735	7.000%, 10/01/20 (e)	9,054
18,575	7.250%, 07/15/22 (e)	16,810
45,327	7.500%, 07/15/21 (e)	42,838

		176,833

	Total Health Care	636,399

	Industrials — 4.2%
	Aerospace & Defense — 0.4%
14,930	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	15,546
	Bombardier, Inc., (Canada),
2,518	4.750%, 04/15/19 (e)	2,191
4,583	5.500%, 09/15/18 (e)	4,331
1,409	6.125%, 01/15/23 (e)	1,053
9,480	7.500%, 03/15/25 (e)	7,062
4,767	7.750%, 03/15/20 (e)	4,216
709	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	720
8,310	KLX, Inc., 5.875%, 12/01/22	8,035
6,602	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	4,621
7,331	Orbital ATK, Inc., 5.250%, 10/01/21	7,441
	TransDigm, Inc.,
705	6.000%, 07/15/22	693
5,700	6.500%, 05/15/25 (e)	5,600
12,053	Triumph Group, Inc., 4.875%, 04/01/21	10,064

		71,573

	Air Freight & Logistics — 0.1%
6,990	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	6,265
8,165	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	7,512

		13,777

	Airlines — 0.3%
8,247	Allegiant Travel Co., 5.500%, 07/15/19	8,438
9,501	American Airlines 2013-1 Class B Pass-Through Trust, 5.600%, 07/15/20 (e)	9,786
5,596	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	5,820
5,645	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	6,055
5,731	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	6,333

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Airlines — continued
2,784	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,055
472	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	508
4,922	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	5,494
3,439	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,464

		48,953

	Building Products — 0.1%
1,330	Allegion plc, (Ireland), 5.875%, 09/15/23	1,376
4,030	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,184
1,868	Griffon Corp., 5.250%, 03/01/22	1,793
3,066	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	3,204
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,089
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,670
	USG Corp.,
2,076	5.500%, 03/01/25 (e)	2,125
3,565	6.300%, 11/15/16	3,677
172	7.875%, 03/30/20 (e)	180

		20,298

	Commercial Services & Supplies — 0.8%
12,782	ACCO Brands Corp., 6.750%, 04/30/20	13,357
	ADT Corp. (The),
9,630	3.500%, 07/15/22	8,800
1,565	4.125%, 04/15/19	1,592
9,500	4.125%, 06/15/23	8,890
12,845	6.250%, 10/15/21	13,423
8,470	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	7,030
350	APX Group, Inc., 6.375%, 12/01/19	334
2,900	Aramark Services, Inc., 5.750%, 03/15/20	3,016
10,010	Casella Waste Systems, Inc., 7.750%, 02/15/19	10,060
7,335	Clean Harbors, Inc., 5.250%, 08/01/20	7,437
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	6,757
	Harland Clarke Holdings Corp.,
4,330	6.875%, 03/01/20 (e)	3,832
3,590	9.750%, 08/01/18 (e)	3,527
21,560	ILFC E-Capital Trust I, VAR, 4.570%, 12/21/65 (e)	20,374
14,629	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	13,751
6,270	Mobile Mini, Inc., 7.875%, 12/01/20	6,490
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22	3,816
	Quebecor World Capital Corp., (Canada),
2,650	0.000%, 08/01/27 (d)	4
2,565	6.125%, 01/15/16 (d)	3
	R.R. Donnelley & Sons Co.,
476	6.500%, 11/15/23	444
2,139	7.000%, 02/15/22	2,059

		134,996

	Construction & Engineering — 0.2%
	AECOM,
4,870	5.750%, 10/15/22	5,025
9,915	5.875%, 10/15/24	10,039
	Great Lakes Dredge & Dock Corp.,
1,010	7.375%, 02/01/19 (e)	954
9,855	7.375%, 02/01/19	9,313
1,000	MasTec, Inc., 4.875%, 03/15/23	845
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,853

		29,029

	Construction Materials — 0.0% (g)
3,541	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23 (e)	3,532

	Electrical Equipment — 0.2%
9,365	General Cable Corp., 5.750%, 10/01/22	7,867
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,815
9,318	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	8,805
5,722	Sensata Technologies B.V., (Netherlands), 5.000%, 10/01/25 (e)	5,407
3,915	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	3,093

		35,987

	Industrial Conglomerates — 0.1%
8,567	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	9,038

	Machinery — 0.4%
6,310	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	5,726
12,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	7,200

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Machinery — continued
6,216	Case New Holland Industrial, Inc., 7.875%, 12/01/17	6,650
3,670	CNH Industrial Capital LLC, 4.375%, 11/06/20	3,560
2,940	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,404
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	7,675
8,996	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	8,951
	Oshkosh Corp.,
4,575	5.375%, 03/01/22	4,621
3,034	5.375%, 03/01/25	3,019
	Terex Corp.,
16,720	6.000%, 05/15/21	16,304
3,825	6.500%, 04/01/20	3,806

		69,916

	Marine — 0.1%
7,932	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	5,949
8,059	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	6,447
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,089
13,329	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	7,198

		21,683

	Professional Services — 0.0% (g)
7,799	CEB, Inc., 5.625%, 06/15/23 (e)	7,858

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
4,225	5.625%, 10/01/24 (e)	4,299
10,309	6.500%, 07/15/22 (e)	10,773
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,040	4.875%, 11/15/17	1,066
5,655	5.125%, 06/01/22 (e)	5,556
1,440	5.250%, 03/15/25 (e)	1,386
6,455	5.500%, 04/01/23	6,584
	Hertz Corp. (The),
7,010	5.875%, 10/15/20	7,220
8,911	6.250%, 10/15/22	9,268
11,931	7.375%, 01/15/21	12,414
7,198	7.500%, 10/15/18	7,342
22,182	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	19,520
4,538	JCH Parent, Inc., 10.500% (PIK), 03/15/19 (e) (v)	2,859

		88,287

	Trading Companies & Distributors — 1.0%
	Aircastle Ltd., (Bermuda),
1,385	5.125%, 03/15/21	1,442
1,500	6.250%, 12/01/19	1,620
6,490	6.750%, 04/15/17	6,798
7,160	7.625%, 04/15/20	8,127
11,300	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,328
	HD Supply, Inc.,
10,554	5.250%, 12/15/21 (e)	10,963
7,892	7.500%, 07/15/20	8,326
9,816	11.500%, 07/15/20	11,092
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,920
25,830	5.875%, 04/01/19	27,444
1,408	5.875%, 08/15/22	1,522
5,065	6.250%, 05/15/19	5,446
4,615	8.250%, 12/15/20	5,503
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,577
530	5.500%, 07/15/25	530
2,353	5.750%, 11/15/24	2,378
18,765	6.125%, 06/15/23	19,562
3,015	7.375%, 05/15/20	3,185
21,650	7.625%, 04/15/22	23,274
6,821	8.250%, 02/01/21	7,154
3,518	Univar USA, Inc., 6.750%, 07/15/23 (e)	3,399

		172,590

	Total Industrials	727,517

	Information Technology — 3.5%
	Communications Equipment — 0.4%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,105
4,479	6.450%, 03/15/29	4,591
4,949	6.750%, 11/15/20 (e)	5,237
6,880	8.875%, 01/01/20 (e)	7,370
5,550	Aspect Software, Inc., 10.625%, 05/15/17	4,634
	Avaya, Inc.,
17,793	7.000%, 04/01/19 (e)	14,012

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Communications Equipment — continued
7,226	10.500%, 03/01/21 (e)	2,385
5,825	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	5,578
	CommScope, Inc.,
2,822	4.375%, 06/15/20 (e)	2,843
2,463	5.000%, 06/15/21 (e)	2,383
4,731	5.500%, 06/15/24 (e)	4,542
13,242	Goodman Networks, Inc., 12.125%, 07/01/18	3,840
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,022
4,590	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,670
9,820	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	9,341

		78,553

	Electronic Equipment, Instruments & Components — 0.2%
4,560	Anixter, Inc., 5.500%, 03/01/23 (e)	4,628
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,396
8,090	5.500%, 09/01/22 (e)	7,888
	CDW LLC/CDW Finance Corp.,
1,432	5.000%, 09/01/23	1,439
1,635	5.500%, 12/01/24	1,643
3,300	6.000%, 08/15/22	3,482
1,085	Sanmina Corp., 4.375%, 06/01/19 (e)	1,104
19,815	Zebra Technologies Corp., 7.250%, 10/15/22	21,202

		42,782

	Internet Software & Services — 0.1%
3,022	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	2,961
1,398	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	1,426
7,731	Match Group, Inc., 6.750%, 12/15/22 (e)	7,683
	VeriSign, Inc.,
1,958	4.625%, 05/01/23	1,934
1,142	5.250%, 04/01/25	1,163

		15,167

	IT Services — 1.0%
1,534	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,519
	First Data Corp.,
8,497	5.000%, 01/15/24 (e)	8,497
22,637	5.375%, 08/15/23 (e)	23,076
52,830	5.750%, 01/15/24 (e)	52,830
4,344	6.750%, 11/01/20 (e)	4,567
12,887	7.000%, 12/01/23 (e)	13,000
23,213	8.250%, 01/15/21 (e)	24,257
38,532	8.750%, 01/15/22 (e)	40,497
2,129	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	2,203
	SunGard Data Systems, Inc.,
2,544	7.375%, 11/15/18	2,591
2,410	7.625%, 11/15/20	2,502
705	WEX, Inc., 4.750%, 02/01/23 (e)	652

		176,191

	Semiconductors & Semiconductor Equipment — 0.5%
	Advanced Micro Devices, Inc.,
5,137	6.750%, 03/01/19	3,814
6,963	7.000%, 07/01/24	4,670
3,715	7.750%, 08/01/20	2,554
	Amkor Technology, Inc.,
12,772	6.375%, 10/01/22	12,325
4,755	6.625%, 06/01/21	4,696
3,545	Entegris, Inc., 6.000%, 04/01/22 (e)	3,610
6,835	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	7,293
8,312	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,109
	Micron Technology, Inc.,
4,196	5.250%, 08/01/23 (e)	3,944
9,150	5.250%, 01/15/24 (e)	8,510
5,555	5.500%, 02/01/25	5,152
2,340	5.625%, 01/15/26 (e)	2,150
3,534	5.875%, 02/15/22	3,554
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,661
2,175	3.750%, 06/01/18 (e)	2,186
8,570	5.750%, 02/15/21 (e)	8,956
1,810	5.750%, 03/15/23 (e)	1,871
9,165	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	9,451

		93,506

	Software — 0.5%
3,505	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,654

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Software — continued
		Audatex North America, Inc.,
	18,467	6.000%, 06/15/21(e)	18,628
	3,190	6.125%, 11/01/23 (e)	3,214
	6,975	Blackboard, Inc., 7.750%, 11/15/19 (e)	6,208
	17,833	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21(e) (v)	13,843
		Infor U.S., Inc.,
	351	5.750%, 08/15/20 (e)	352
	15,110	6.500%, 05/15/22 (e)	13,410
	7,920	Informatica LLC, 7.125%, 07/15/23 (e)	7,603
	10,820	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	10,712
	1,750	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	1,737

			79,361

		Technology Hardware, Storage & Peripherals — 0.8%
		Apple, Inc.,
	22,500	3.850%, 05/04/43	20,870
	111,650	VAR, 0.637%, 05/06/19	111,351
		NCR Corp.,
	1,046	5.000%, 07/15/22	1,013
	495	5.875%, 12/15/21	487
	2,307	6.375%, 12/15/23	2,301

			136,022

		Total Information Technology	621,582

		Materials — 3.1%
		Chemicals — 1.1%
		Ashland, Inc.,
	4,115	3.875%, 04/15/18	4,213
	16,210	4.750%, 08/15/22	16,129
	3,460	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,676
	4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	5,909
		Blue Cube Spinco, Inc.,
	2,289	9.750%, 10/15/23 (e)	2,495
	3,730	10.000%, 10/15/25 (e)	4,122
		Chemours Co. (The),
	10,609	6.625%, 05/15/23 (e)	7,983
	3,901	7.000%, 05/15/25 (e)	2,916
		Hexion, Inc.,
	42,731	6.625%, 04/15/20	30,980
	7,430	8.875%, 02/01/18	4,885
	2,276	10.000%, 04/15/20	1,827
		Huntsman International LLC,
	10,152	4.875%, 11/15/20	9,543
	6,992	5.125%, 11/15/22 (e)	6,468
		INEOS Group Holdings S.A., (Luxembourg),
	12,257	5.875%, 02/15/19 (e)	12,196
	10,606	6.125%, 08/15/18 (e)	10,685
	10,420	LSB Industries, Inc., 7.750%, 08/01/19	8,961
		Momentive Performance Materials, Inc.,
	8,000	3.880%, 10/24/21	5,120
	8,000	8.875%, 10/15/20 (d)	—	(h)
	4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,430
	4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,710
		Rain CII Carbon LLC/CII Carbon Corp.,
	6,143	8.000%, 12/01/18 (e)	5,006
	7,245	8.250%, 01/15/21 (e)	5,579
	EUR 1,250	8.500%, 01/15/21 (e)	980
	5,673	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e)	—	(h)
		Reichhold International,
	5,235	12.000%, 03/31/17	5,235
	4,676	15.000%, 03/31/17	4,676
	2,495	Reichhold, LLC, 12.000%, 03/31/17	2,495
	2,470	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	2,451
		Scotts Miracle-Gro Co. (The),
	3,995	6.000%, 10/15/23 (e)	4,145
	2,656	6.625%, 12/15/20	2,748
	2,410	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), 6.750%, 05/01/22 (e)	2,401
		Tronox Finance LLC,
	4,870	6.375%, 08/15/20	3,251
	4,993	7.500%, 03/15/22 (e)	3,320
	610	W.R. Grace & Co.-Conn, 5.625%, 10/01/24 (e)	621

			190,156

		Construction Materials — 0.3%
EUR	2,000	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	2,279

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Construction Materials — continued
		Cemex Finance LLC,
	3,000	6.000%, 04/01/24 (e)	2,775
	22,600	9.375%, 10/12/22 (e)	24,120
		Cemex S.A.B. de C.V., (Mexico),
	1,299	6.125%, 05/05/25 (e)	1,187
	5,820	7.250%, 01/15/21 (e)	5,864
	3,340	U.S. Concrete, Inc., 8.500%, 12/01/18	3,478
	3,395	Vulcan Materials Co., 7.500%, 06/15/21	3,974

			43,677

		Containers & Packaging — 0.7%
		Ardagh Packaging Finance plc, (Ireland),
	19,995	9.125%, 10/15/20 (e)	20,995
EUR	3,325	9.250%, 10/15/20 (e)	3,688
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
	885	6.000%, 06/30/21 (e)	872
	3,400	6.250%, 01/31/19 (e)	3,392
	1,970	6.750%, 01/31/21 (e)	1,985
	378	7.000%, 11/15/20 (e)	376
	2,305	9.125%, 10/15/20 (e)	2,417
	8,985	VAR, 3.337%, 12/15/19 (e)	8,828
	703	Ball Corp., 5.250%, 07/01/25	708
		Berry Plastics Corp.,
	575	5.125%, 07/15/23	559
	2,030	6.000%, 10/15/22 (e)	2,096
		Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
	9,197	5.625%, 12/15/16 (e)	9,151
	5,105	6.000%, 06/15/17 (e)	5,079
	2,566	Constar International, Inc., 11.000%, 12/31/17 (d)	426
	4,895	Pactiv LLC, 8.375%, 04/15/27	4,699
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	11,055	5.750%, 10/15/20	11,331
	5,100	6.875%, 02/15/21	5,279
	2,374	7.125%, 04/15/19	2,413
	3,900	8.250%, 02/15/21	3,910
	18,820	9.000%, 04/15/19	19,102
	15,764	9.875%, 08/15/19	16,355
		Sealed Air Corp.,
	1,500	5.125%, 12/01/24 (e)	1,534
	3,000	6.500%, 12/01/20 (e)	3,330

			128,525

		Metals & Mining — 0.9%
	4,931	AK Steel Corp., 8.750%, 12/01/18	4,191
		Alcoa, Inc.,
	11,617	5.125%, 10/01/24	10,993
	2,969	5.400%, 04/15/21	2,987
	3,650	5.720%, 02/23/19	3,836
	2,136	5.870%, 02/23/22	2,171
	660	5.900%, 02/01/27	643
	2,564	6.150%, 08/15/20	2,673
	4,920	6.750%, 01/15/28	5,068
		Aleris International, Inc.,
	1,993	7.625%, 02/15/18	1,714
	3,716	7.875%, 11/01/20	3,094
		ArcelorMittal, (Luxembourg),
	25,300	7.250%, 02/25/22	22,311
	5,000	8.000%, 10/15/39	3,776
	16,500	10.850%, 06/01/19	17,490
	2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,670
	351	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	287
	9,826	Coeur Mining, Inc., 7.875%, 02/01/21	5,613
		Commercial Metals Co.,
	8,235	4.875%, 05/15/23	7,226
	2,300	7.350%, 08/15/18	2,438
	1,080	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	810
		First Quantum Minerals Ltd., (Canada),
	5,423	6.750%, 02/15/20 (e)	3,511
	500	7.000%, 02/15/21 (e)	318
	3,000	7.250%, 10/15/19 (e)	1,965
	1,812	7.250%, 05/15/22 (e)	1,124
	351	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	339
	10,635	Hecla Mining Co., 6.875%, 05/01/21	8,375
	2,770	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	2,181
	1,740	Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,466
		Lundin Mining Corp., (Canada),
	3,500	7.500%, 11/01/20 (e)	3,408
	4,905	7.875%, 11/01/22 (e)	4,672

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Metals & Mining — continued
	New Gold, Inc., (Canada),
7,465	6.250%, 11/15/22 (e)	6,354
1,862	7.000%, 04/15/20 (e)	1,732
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	414
	Novelis, Inc., (Canada),
2,885	8.375%, 12/15/17	2,856
11,478	8.750%, 12/15/20	11,163
1,325	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	1,020
2,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	1,830
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	2,917
1,500	5.250%, 04/15/23	1,440
480	5.500%, 10/01/24	458
2,560	6.125%, 08/15/19	2,650
2,560	6.375%, 08/15/22	2,592
2,770	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	1,503

		164,279

	Paper & Forest Products — 0.1%
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	6,885
700	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	737

		7,622

	Total Materials	534,259

	Telecommunication Services — 5.1%
	Diversified Telecommunication Services — 3.4%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,113
10,327	6.625%, 02/15/23 (e)	10,243
1,169	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	1,070
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,200	5.125%, 02/15/23	6,166
12,677	5.125%, 05/01/23 (e)	12,550
45	5.250%, 03/15/21	47
8,232	5.375%, 05/01/25 (e)	8,170
3,750	5.875%, 05/01/27 (e)	3,722
12,951	6.500%, 04/30/21	13,544
5,435	6.625%, 01/31/22	5,737
4,223	7.000%, 01/15/19	4,318
2,854	7.375%, 06/01/20	2,975
	CenturyLink, Inc.,
5,007	5.625%, 04/01/25	4,306
6,102	Series T, 5.800%, 03/15/22	5,660
703	Series V, 5.625%, 04/01/20	697
16,995	Series W, 6.750%, 12/01/23	16,135
3,646	Cincinnati Bell, Inc., 8.375%, 10/15/20	3,765
6,080	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	5,943
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,470
32,929	Embarq Corp., 7.995%, 06/01/36	34,602
	Frontier Communications Corp.,
3,450	6.250%, 09/15/21	2,954
4,070	6.875%, 01/15/25	3,337
15,200	7.125%, 03/15/19	15,048
2,640	8.125%, 10/01/18	2,762
1,987	8.250%, 04/15/17	2,111
2,625	8.500%, 04/15/20	2,628
5,447	8.750%, 04/15/22	4,984
8,335	9.250%, 07/01/21	8,148
7,000	10.500%, 09/15/22 (e)	6,939
27,712	11.000%, 09/15/25 (e)	27,158
19,573	GCI, Inc., 6.750%, 06/01/21	20,111
	Intelsat Jackson Holdings S.A., (Luxembourg),
17,123	5.500%, 08/01/23	12,757
21,696	6.625%, 12/15/22	13,126
14,033	7.250%, 04/01/19	12,253
32,925	7.250%, 10/15/20	27,492
17,121	7.500%, 04/01/21	14,210
15,848	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	6,181
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	4,984
	Level 3 Financing, Inc.,
5,947	5.125%, 05/01/23 (e)	5,902
6,078	5.375%, 01/15/24 (e)	6,085
13,494	5.375%, 05/01/25 (e)	13,410
5,815	5.625%, 02/01/23	5,859
13,349	6.125%, 01/15/21	13,990
5,839	7.000%, 06/01/20	6,167
16,285	8.625%, 07/15/20	17,120
4,300	VAR, 4.101%, 01/15/18	4,332

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,216
7,107	7.750%, 02/15/31	6,556
1,000	Qwest Corp., 7.250%, 09/15/25	1,069
	Sprint Capital Corp.,
14,890	6.875%, 11/15/28	10,721
3,476	6.900%, 05/01/19	3,094
44,917	8.750%, 03/15/32	35,091
5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	6,063
3,440	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	3,328
4,174	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,446
	Virgin Media Secured Finance plc, (United Kingdom),
8,222	5.375%, 04/15/21 (e)	8,468
1,485	5.500%, 01/15/25 (e)	1,500
	Wind Acquisition Finance S.A., (Luxembourg),
9,285	4.750%, 07/15/20 (e)	9,262
395	6.500%, 04/30/20 (e)	415
16,165	7.375%, 04/23/21 (e)	15,599
EUR 1,007	VAR, 5.183%, 04/30/19 (e)	1,065
	Windstream Services LLC,
7,685	6.375%, 08/01/23	5,706
10,786	7.500%, 06/01/22	8,305
16,438	7.500%, 04/01/23	12,534
28,457	7.750%, 10/01/21	22,695
	Zayo Group LLC/Zayo Capital, Inc.,
713	6.000%, 04/01/23	686
20,850	6.000%, 04/01/23 (e)	20,068
5,770	6.375%, 05/15/25 (e)	5,510
14,771	10.125%, 07/01/20	16,027

		606,705

	Wireless Telecommunication Services — 1.7%
5,915	SBA Telecommunications, Inc., 5.750%, 07/15/20	6,174
7,651	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	7,632
	Sprint Communications, Inc.,
4,000	6.000%, 12/01/16	3,990
5,497	6.000%, 11/15/22	4,123
8,025	7.000%, 03/01/20 (e)	8,190
10,390	7.000%, 08/15/20	8,624
51,320	9.000%, 11/15/18 (e)	55,425
8,760	11.500%, 11/15/21	8,366
	Sprint Corp.,
4,174	7.125%, 06/15/24	3,193
9,357	7.250%, 09/15/21	7,579
14,595	7.625%, 02/15/25	11,466
62,710	7.875%, 09/15/23	50,482
	T-Mobile USA, Inc.,
4,551	5.250%, 09/01/18	4,636
5,346	6.250%, 04/01/21	5,480
16,200	6.375%, 03/01/25	16,119
3,099	6.464%, 04/28/19	3,184
1,405	6.500%, 01/15/24	1,416
14,779	6.500%, 01/15/26	14,761
9,442	6.625%, 11/15/20	9,725
5,309	6.625%, 04/01/23	5,445
19,152	6.633%, 04/28/21	19,798
25,142	6.731%, 04/28/22	25,896
7,785	6.836%, 04/28/23	7,999
5,035	United States Cellular Corp., 6.700%, 12/15/33	4,565

		294,268

	Total Telecommunication Services	900,973

	Utilities — 0.8%
	Electric Utilities — 0.0% (g)
1,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	735
5,000	Texas Competitive Electric Holdings Co. LLC, VAR, 4.329%, 10/01/20	1,737

		2,472

	Gas Utilities — 0.3%
708	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	717
4,917	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	4,425
9,044	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	8,479
	Sabine Pass Liquefaction LLC,
22,692	5.625%, 04/15/23	20,933
4,914	5.625%, 03/01/25 (e)	4,509
550	5.625%, 02/01/21	532
4,700	5.750%, 05/15/24	4,336
9,276	6.250%, 03/15/22	8,963

		52,894

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Independent Power & Renewable Electricity Producers — 0.5%
		AES Corp.,
	945	4.875%, 05/15/23	852
	1,764	5.500%, 03/15/24	1,607
	6,405	7.375%, 07/01/21	6,597
	10,729	VAR, 3.414%, 06/01/19	10,059
		Calpine Corp.,
	15,000	6.000%, 01/15/22 (e)	15,562
	6,491	7.875%, 01/15/23 (e)	6,889
		Dynegy, Inc.,
	6,500	7.375%, 11/01/22	6,266
	4,070	7.625%, 11/01/24	3,866
	15,075	GenOn Energy, Inc., 9.875%, 10/15/20	12,738
		NRG Energy, Inc.,
	4,345	6.250%, 07/15/22	4,019
	705	7.625%, 01/15/18	733
	3,200	7.875%, 05/15/21	3,192
	2,420	8.250%, 09/01/20	2,493
	2,565	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	2,315
		TerraForm Power Operating LLC,
	5,424	5.875%, 02/01/23 (e)	4,041
	784	6.125%, 06/15/25 (e)	557

			81,786

		Total Utilities	137,152

		Total Corporate Bonds (Cost $7,205,027)	6,658,572

SHARES
	Exchange Traded Funds — 0.7%
		Fixed Income — 0.7%
	501	iShares iBoxx $ High Yield Corporate Bond ETF	41,600
	2,123	SPDR Barclays High Yield Bond ETF	75,054

		Total Exchange Traded Funds (Cost $119,109)	116,654

PRINCIPAL AMOUNT
	Insurance-Linked Securities — 2.7%
		Catastrophe Bonds — 2.6%
	11,900	Acorn Re Ltd., (Bermuda), VAR, 3.663%, 07/17/18 (e)	11,994
		Alamo Re Ltd., (Bermuda),
	9,600	VAR, 4.778%, 06/07/19 (e)	9,881
	4,500	VAR, 5.418%, 06/07/17 (e)	4,619
	15,150	Armor Re Ltd., (Bermuda), VAR, 4.258%, 12/15/16 (e)	15,127
EUR	1,100	Azzurro RE I Ltd., (Ireland), VAR, 2.150%, 01/16/19 (e)	1,158
	2,900	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.028%, 04/07/17 (e)	2,985
	12,850	Caelus Re Ltd., (Cayman Islands), VAR, 5.428%, 03/07/16 (e)	12,940
		Calypso Capital II Ltd., (Ireland),
EUR	4,600	VAR, 2.600%, 01/09/17 (e)	4,872
EUR	11,150	VAR, 3.710%, 01/08/18 (e)	11,969
	1,100	Cranberry Re Ltd., (Bermuda), VAR, 3.978%, 07/06/18 (e)	1,122
		East Lane Re V Ltd., (Cayman Islands),
	2,900	VAR, 9.178%, 03/16/16 (e)	2,953
	3,450	VAR, 10.928%, 03/16/16 (e)	3,532
		East Lane Re VI Ltd., (Cayman Islands),
	4,040	VAR, 2.928%, 03/14/18 (e)	3,996
	10,000	VAR, 3.928%, 03/13/20 (e)	10,010
		Everglades Re Ltd., (Bermuda),
	41,400	VAR, 7.628%, 04/28/17 (e)	42,700
	40,700	VAR, 9.658%, 03/28/16 (e)	41,555
EUR	26,750	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	28,263
		Ibis Re II Ltd., (Cayman Islands),
	9,400	VAR, 4.178%, 06/28/16 (e)	9,474
	2,500	VAR, 4.678%, 06/28/16 (e)	2,527
	1,650	VAR, 8.178%, 06/28/16 (e)	1,701
		Kilimanjaro Re Ltd., (Bermuda),
	4,900	VAR, 3.928%, 11/25/19 (e)	4,857
	24,150	VAR, 4.678%, 04/30/18 (e)	23,911
	10,750	VAR, 4.928%, 04/30/18 (e)	10,736
	1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.428%, 04/06/18 (e)	1,002
		Longpoint Re Ltd. III, (Cayman Islands),
	1,100	VAR, 3.750%, 05/23/18 (e)	1,115
	2,750	VAR, 4.378%, 05/18/16 (e)	2,766
	17,800	MetroCat Re Ltd., (Bermuda), VAR, 4.678%, 08/05/16 (e)	18,083
	5,850	MultiCat Mexico Ltd., (Cayman Islands), Series 2012-I, Class A, VAR, 8.178%, 12/04/15 (e)	5,851
		Nakama Re Ltd., (Bermuda),
	2,000	VAR, 2.303%, 01/16/19 (e)	1,997
	4,900	VAR, 2.678%, 04/13/18 (e)	4,919
	12,350	VAR, 2.928%, 09/29/16 (e)	12,384

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
	Catastrophe Bonds — continued
2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.178%, 05/15/17 (e)	2,057
8,686	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 9.078%, 12/07/15 (e)	8,682
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
17,000	VAR, 4.678%, 12/06/16 (e)	17,172
3,200	VAR, 5.928%, 12/06/16 (e)	3,258
18,650	VAR, 8.178%, 06/06/16 (e)	19,111
	Residential Reinsurance 2013 Ltd., (Cayman Islands),
7,000	VAR, 5.428%, 12/06/17 (e)	6,989
1,000	VAR, 8.178%, 06/06/17 (e)	1,041
	Residential Reinsurance 2014 Ltd., (Cayman Islands),
1,500	VAR, 3.678%, 06/06/18 (e)	1,506
1,750	VAR, 4.978%, 12/06/18 (e)	1,717
	Sanders Re Ltd., (Bermuda),
42,250	VAR, 3.178%, 05/25/18 (e)	41,511
18,400	VAR, 3.678%, 05/05/17 (e)	18,374
10,000	VAR, 4.038%, 05/28/19 (e)	9,864
18,500	Tar Heel Re Ltd., (Bermuda), VAR, 8.678%, 05/09/16 (e)	18,970
1,500	Tramline Re II Ltd., (Bermuda), VAR, 3.428%, 07/07/17 (e)	1,484
1,500	Ursa Re Ltd., (Bermuda), VAR, 3.500%, 12/07/17 (e)	1,488
	Preferred Shares — 0.1%
10 Unit	AlphaCat 2015 Ltd., Class A (a)	11,078

	Total Insurance-Linked Securities (Cost $483,652)	475,301

Mortgage Pass-Through Security — 0.2%
36,560	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 12/25/45 (Cost $36,823)	36,721

Municipal Bonds — 0.2% (t)
	Massachusetts — 0.0% (g)
2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27	3,417

	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	4,066

	Ohio — 0.0% (g)
3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,317

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,732
3,390	Series B, Rev., 5.000%, 03/01/34	3,810

		10,542

	Pennsylvania — 0.0% (g)
3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	4,020

	Virginia — 0.1%
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,224

	Total Municipal Bonds (Cost $35,422)	36,586

Preferred Securities — 0.5% (x)
	Financials — 0.5%
	Banks — 0.5%
	Bank of America Corp.,
7,106	Series AA, VAR, 6.100%, 03/17/25	7,146
40,978	Series K, VAR, 8.000%, 01/30/18	42,361
10,816	Series M, VAR, 8.125%, 05/15/18	11,235
10,430	Series V, VAR, 5.125%, 06/17/19	9,987
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	2,140
	Citigroup, Inc.,
1	VAR, 5.950%, 01/30/23	1
10,560	VAR, 5.875%, 03/27/20	10,427
2	Wachovia Capital Trust III, VAR, 5.570%, 12/31/15	2

	Total Preferred Securities (Cost $82,185)	83,299

Private Placements — 4.7%
	Commercial Loans — 1.7%
32,000	Ace Hotel Bowery, VAR, 6.673%, 12/01/16	32,000
62,000	DoubleTree, VAR, 6.178%, 06/01/17	62,000
17,491	Hotel Waldorf-Astoria Corp. (The), VAR, 7.392%, 06/01/16	17,506
61,000	Hyatt Centric Funding, LLC, 6.173%, 10/01/17	61,000

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Private Placements — continued
		Commercial Loans — continued
35,000		Raleigh Hotel, VAR, 7.980%, 12/31/15	35,126
40,360		Scout Harbor, VAR, 6.663%, 01/01/17	40,360
41,500		Sheraton Needham Hotel, VAR, 5.173%, 07/01/20	41,500

		Total Commercial Loans	289,492

		Residential Loans — 3.0%
200,000		385 First Avenue LLC, VAR, 5.683%, 10/01/17	200,000
180,000		787 11th Funding LLC, 5.189%, 01/09/17	180,000
30,000		1255 22nd Street Northwest LLC, VAR, 6.622%, 02/01/19	30,000
50,000		East 12th Street Mortgage Pass-Through Trust, VAR, 7.663%, 01/01/19	50,000
37,500		Four Seasons Private Residences, VAR, 8.168%, 04/01/16	37,500
35,000		Prospect Properties Owners, LLC, 7.181%, 11/01/16	35,000

		Total Residential Loans	532,500

		Total Private Placements (Cost $821,755)	821,992

SHARES
Investment Companies — 0.4%
353		Advent Claymore Convertible Securities & Income Fund II	2,016
1,994		BlackRock Corporate High Yield Fund, Inc.	19,857
2,613		BlackRock Debt Strategies Fund, Inc.	8,755
691		Blackstone/GSO Strategic Credit Fund	9,598
396		Eaton Vance Floating-Rate Income Trust	5,202
488		Eaton Vance Senior Income Trust	2,974
392		Invesco Dynamic Credit Opportunities Fund	4,214
375		Invesco Senior Income Trust	1,578
1,324		Nuveen Credit Strategies Income Fund	10,324
279		Nuveen Floating Rate Income Opportunity Fund	2,781
341		Prudential Global Short Duration High Yield Fund, Inc.	4,716
452		Voya Prime Rate Trust	2,299

		Total Investment Companies (Cost $71,763)	74,314

Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	265
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a)	473

			738

		Specialty Retail — 0.0% (g)
93		Nebraska Book Holdings, Inc. (a)	97

		Total Consumer Discretionary	835

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
7		Halcon Resources Corp. (a)	5

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a)	831

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (e)	717

		Total Financials	1,548

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	19
9		Reichhold, Inc. (a)	4,838

			4,857

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a)	—	(h)

		Total Materials	4,857

		Telecommunication Services — 0.1%
		Diversified Telecommunication Services — 0.0% (g)
100		Globalstar, Inc. (a)	217

		Wireless Telecommunication Services — 0.1%
777		NII Holdings, Inc. (a)	5,366

		Total Telecommunication Services	5,583

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
110		Dynegy, Inc. (a)	1,773

		Total Common Stocks (Cost $21,501)	14,601

Preferred Stocks — 0.3%
		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
—	(h)	Halcon Resources Corp., Series A, 5.750% ($1,000 par value) @	41

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	Oil, Gas & Consumable Fuels — continued
336	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	8,081

	Total Energy	8,122

	Financials — 0.2%
	Consumer Finance — 0.1%
7	Ally Financial, Inc., Series G, 7.000%, 12/14/15 ($1,000 par value) (e) (a)	6,645
156	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	3,968

		10,613
	Insurance — 0.1%
28	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.441%, 12/28/15 ($1,000 par value) @	22,780

	Total Financials	33,393

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
5	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,158

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., Class A (a)	—

	Total Preferred Stocks (Cost $57,001)	46,673

PRINCIPAL AMOUNT
Loan Assignments — 5.4%
	Consumer Discretionary — 1.5%
	Automobiles — 0.2%
15,133	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	15,091
17,456	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	17,325

		32,416

	Diversified Consumer Services — 0.0% (g)
3,970	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	3,855

	Hotels, Restaurants & Leisure — 0.1%
2,000	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,840
3,890	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	3,873
3,349	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	3,330
2,992	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20	2,983
2,950	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	2,945

		14,971

	Leisure Products — 0.1%
4,000	Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21	3,891
5,642	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	4,513
5,523	Steinway Musical, 1st Lien Term Loan, VAR, 4.750%, 09/19/19	5,468

		13,872

	Media — 0.6%
2,947	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.500%, 04/30/20	2,942
2,895	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	2,885
3,506	Entercom Radio LLC, Term B-2 Loan, VAR, 4.000%, 11/23/18	3,493
9,464	Hercules Achievement, Inc, 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	9,435
35,935	iHeartCommunications, Inc., Term Loan D, VAR, 6.982%, 01/30/19	25,923
7,542	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.732%, 07/30/19	5,445
6,984	McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	6,962
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 10.000%, 07/22/20	892
1,853	Sinclair Television Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,818
5,986	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	5,948
13,462	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,230
29,502	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	29,023
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (d)	—	(h)
3,504	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	3,348

		111,344

	Multiline Retail — 0.3%
41,055	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	40,645

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Multiline Retail — continued
14,114	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	13,182

		53,827

	Specialty Retail — 0.2%
2,170	Gymboree Corp. (The), Initial Term Loan A&R, VAR, 5.000%, 02/23/18	1,152
1,187	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.500%, 06/30/21	1,155
29,211	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^	18,330
4,962	Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20	4,910
3,421	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	3,399
3,373	Staples, Inc., Term Loan, VAR, 04/21/21 ^	3,327

		32,273

	Total Consumer Discretionary	262,558

	Consumer Staples — 0.8%
	Food & Staples Retailing — 0.2%
620	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	619
4,114	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	4,103
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,335
14,167	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,171
19,431	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	19,341

		41,569

	Food Products — 0.4%
10,892	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	10,827
1,975	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	1,942
27,423	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	27,130
3,928	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	3,884
2,031	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	2,028
14,466	Wilton Brands, Tranche B Term Loan, VAR, 8.500%, 08/30/18	13,815

		59,626

	Household Products — 0.2%
12,031	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	11,971
23,856	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	22,618
6,757	Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/27/22	6,715

		41,304

	Total Consumer Staples	142,499

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
4,765	American Energy - Marcellus, 1st Lien Initial Term Loan, VAR, 5.250%, 08/04/20	1,601
11,749	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	5,887
2,576	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,159
13,761	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	6,893

		15,540

	Oil, Gas & Consumable Fuels — 0.2%
1,237	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,231
12,416	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	12,419
5,234	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	3,805
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	3,427
10,177	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	9,547
4,075	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	4,040
4,900	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	2,872
4,667	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 10.750%, 12/31/18 (d)	397
2,724	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	2,734
1,740	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	1,492

		41,964

	Total Energy	57,504

	Financials — 0.3%
	Consumer Finance — 0.1%
13,564	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	12,738

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Diversified Financial Services — 0.1%
1,040	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	1,037
11,518	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,259
6,316	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	5,927
1,390	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	1,277

		19,500

	Insurance — 0.1%
4,988	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	4,875
5,986	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	5,794
3,868	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,785

		14,454

	Real Estate Management & Development — 0.0% (g)
2,159	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	2,143

	Total Financials	48,835

	Health Care — 0.9%
	Biotechnology — 0.1%
11,317	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	11,226

	Health Care Equipment & Supplies — 0.1%
4,651	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	4,525
14,955	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	14,020

		18,545

	Health Care Providers & Services — 0.5%
9,800	21st Century Oncology, Inc., Tranche B Term Loan, VAR, 6.500%, 04/30/22	8,208
17,196	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	16,954
3,836	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	3,768
2,083	HCA, Inc., Term Loan B-4, VAR, 3.077%, 05/01/18	2,079
9,595	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,445
18,948	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	18,805
7,900	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	7,675
14,502	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	14,109

		81,043

	Pharmaceuticals — 0.2%
8,481	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	8,074
8,313	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.232%, 02/27/21	8,238
6,756	Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	6,722
4,760	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	4,682
13,721	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	12,936

		40,652

	Total Health Care	151,466

	Industrials — 0.6%
	Airlines — 0.2%
25,041	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	24,984
114	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	114
2,878	Landmark U.S. Member LLC, Term Loan, VAR, 4.750%, 10/25/19	2,867

		27,965

	Building Products — 0.1%
7,266	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	7,205
5,731	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	5,559

		12,764

	Commercial Services & Supplies — 0.0% (g)
63	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.003%, 11/06/20	61
246	Garda World Security Corp., Term B Loan, VAR, 4.003%, 11/06/20	239
1,502	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19 ^	1,477
1,158	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	1,152

		2,929

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Construction & Engineering — 0.0% (g)
558	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	553

	Industrial Conglomerates — 0.0% (g)
1,879	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,409
6,303	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	5,836

		7,245

	Machinery — 0.1%
10,964	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	10,034
5,496	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	5,400
9,851	Rexnord LLC/RBS Global Inc., Term B Loan, VAR, 4.000%, 08/21/20	9,617

		25,051

	Marine — 0.1%
9,654	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20 ^	9,220
3,390	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	2,034

		11,254

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 04/30/20	11,766
2,861	Univar USA, 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	2,774

		14,540

	Total Industrials	102,301

	Information Technology — 0.5%
	Communications Equipment — 0.1%
8,146	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	6,163
14,604	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	14,560

		20,723

	Electronic Equipment, Instruments & Components — 0.1%
4,144	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	3,989
5,960	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	5,925
6,448	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	6,454

		16,368

	Internet Software & Services — 0.1%
6,977	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	6,943
12,127	SkillSoft Corp., 1st Lien Initial Term Loan, VAR, 5.750%, 04/28/21	10,186
6,995	SkillSoft Corp., 2nd Lien Initial Term Loan, VAR, 9.250%, 04/28/22	5,182

		22,311

	IT Services — 0.1%
	First Data Corp., Term Loan,
11,800	VAR, 3.712%, 03/23/18	11,667
3,300	VAR, 3.712%, 09/24/18	3,266
1,370	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	1,356

		16,289

	Semiconductors & Semiconductor Equipment — 0.1%
3,244	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	3,240
7,116	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	7,103

		10,343

	Software — 0.0% (g)
1,977	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,953
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/27/17	4,317

		6,270

	Total Information Technology	92,304

	Materials — 0.2%
	Chemicals — 0.1%
3,947	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	3,904
3,962	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	4,001

		7,905

	Construction Materials — 0.0% (g)
4,646	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	4,614
2,518	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,515

		7,129

	Containers & Packaging — 0.0% (g)
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial 2nd Lien Term Loan, VAR, 8.750%, 07/31/22	4,528

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Containers & Packaging — continued
1,980	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	1,934

		6,462

	Metals & Mining — 0.1%
4,049	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	3,735
3,300	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	2,863
4,289	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	4,160
2,481	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 4.250%, 06/30/19	2,025

		12,783

	Total Materials	34,279

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,735	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,735
3,949	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	3,895
9,450	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 08/14/20	9,175
3,367	Virgin Media Investments Holdings Ltd., F Faciity, (United Kingdom), VAR, 3.500%, 06/30/23	3,313

		20,118

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings, Inc., Initial Term Loan, VAR, 3.322%, 04/23/19	4,418

	Total Telecommunication Services	24,536

	Utilities — 0.2%
	Electric Utilities — 0.2%
6,009	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	5,983
12,219	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	11,127
37,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.676%, 10/10/17 (d)	12,611
24,805	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.676%, 11/18/15 (d)	8,035

		37,756

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,853	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,806

	Total Utilities	39,562

	Total Loan Assignments (Cost $1,070,042)	955,844

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
25	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	1

	Total Warrants (Cost $2)	1

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased: — 0.0%
18,823	Eurodollar, Expiring 12/14/15, at $98.75, American Style	118
782	Eurodollar, Expiring 09/19/16, at $97.75, American Style	5
1,381	Eurodollar, Expiring 12/19/16, at $98.00, American Style	69

	Total Options Purchased (Cost $9,250)	192

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.9%
158,506	U.S. Treasury Note, 2.250%, 11/15/25 (Cost $157,581)	158,958
Short-Term Investments — 33.6%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
22,212	0.093%, 01/21/16 (k) (n)	22,209
15,520	0.112%, 03/17/16 (k) (n)	15,512

	Total U.S. Treasury Obligations	37,721

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments — continued
	Investment Company — 33.3%
5,843,845	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) †	5,843,845

	Total Short-Term Investments (Cost $5,881,569)	5,881,566

	Total Investments, Before Short Positions — 99.9% (Cost $18,199,174)	17,516,654
	Other Assets in Excess of Liabilities — 0.1%	25,200

	NET ASSETS — 100.0%	$17,541,854

PRINCIPAL AMOUNT
Short Positions — 0.3%
Corporate Bonds — 0.3%
	Consumer Discretionary — 0.1%
	Media — 0.0% (g)
2,000	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20	2,047

	Multiline Retail — 0.1%
12,330	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	11,128

	Total Consumer Discretionary	13,175

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
10,000	Darling Ingredients, Inc., 5.375%, 01/15/22	9,875

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
2,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 08/01/22	1,965
10,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	3,700

	Total Energy	5,665

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
2,000	MSCI, Inc., 5.250%, 11/15/24 (e)	2,070

	Industrials — 0.1%
	Airlines — 0.1%
10,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	10,113

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
10,000	T-Mobile USA, Inc., 6.375%, 03/01/25	10,050

	Total Corporate Bonds (Proceeds $51,095)	50,948

Preferred Securities — 0.0% (g) (x)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
2,000	Petroleos Mexicanos, (Mexico), Reg. S, 6.625%, 12/30/15 (Proceeds $1,955)	1,940

	Total Securities Sold Short (Proceeds $53,050)	52,888

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	Federal National Mortgage Association, 30-Year, Single Family, TBA, 3.500%, 09/25/45 (Proceeds received of $19,077)	(19,049)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3,298	3 Year Australian Government Bond	12/15/15	AUD	265,420	(221)
	Short Futures Outstanding
(1,383)	90 Day Eurodollar	12/14/15	USD	(344,125)	(798)
(544)	10 Year U.S. Treasury Note	03/21/16	USD	(68,782)	(193)
(14)	U.S. Treasury Long Bond	03/21/16	USD	(2,156)	(13)
(133)	Ultra Long Term U.S. Treasury Bond Future	03/21/16	USD	(21,072)	(135)
(1,581)	2 Year U.S. Treasury Note	03/31/16	USD	(343,942)	(256)
(1,472)	5 Year U.S. Treasury Note	03/31/16	USD	(174,697)	(212)
(627)	90 Day Eurodollar	12/19/16	USD	(155,002)	186
(522)	90 Day Eurodollar	06/19/17	USD	(128,680)	103
(522)	90 Day Eurodollar	09/18/17	USD	(128,516)	99

					(1,440)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,530	AUD	Union Bank of Switzerland AG	12/15/15	8,007	7,610	(397)

2,114,080	JPY	Deutsche Bank AG	05/06/16	17,627	17,252	(375)

19,968,670	KRW	Standard Chartered Bank ††	05/06/16	17,038	17,151	113

11,370	NZD	Westpac Banking Corp.	12/15/15	7,925	7,477	(448)

				50,597	49,490	(1,107)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,530	AUD	Westpac Banking Corp.	12/15/15	7,963	7,610	353

3,364	CAD	Morgan Stanley	12/21/15	2,530	2,518	12

11,176	EUR	Deutsche Bank AG	12/21/15	11,959	11,815	144
43,984	EUR	Goldman Sachs International	01/12/16	49,517	46,536	2,981

2,114,080	JPY	Standard Chartered Bank	05/06/16	17,232	17,252	(20)

19,968,670	KRW	Morgan Stanley ††	05/06/16	17,486	17,152	334

11,370	NZD	Union Bank of Switzerland AG	12/15/15	7,609	7,477	132

36,167	SGD	Morgan Stanley	03/15/16	25,371	25,550	(179)

				139,667	135,910	3,757

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.967%	2,325	(145)	230
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.967	4,740	(295)	377
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	3,570	(314)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	4,166	(367)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	5,993	(527)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.133	722	(50)	73
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.133	3,520	(245)	397
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	2.105	1,987	(108)	194
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.649	3,625	(134)	242
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.426	2,358	(173)	188
BNP Paribas:
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/20	1.004	210,350	(373)	(1,796)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/20	2.619	192,830	14,039	(15,556)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/20	1.533	123,410	2,894	(2,539)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.055	7,120	(346)	324
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	12/20/20	8.864	10,480	3,017	(2,027)
Morgan Stanley, 3.750%, 02/25/23	1.000% quarterly	12/20/20	0.858	2,000	(18)	15
Xerox Corp., 6.350%, 05/15/18	1.000% quarterly	12/20/20	1.791	2,000	71	(76)
Credit Suisse International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.038	3,580	475	(477)
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.038	3,580	475	(460)
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	7,205	(634)	796
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	12/20/20	1.894	7,020	283	(261)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	10.340	7,030	2,335	(2,290)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	10.340	7,030	2,335	(2,236)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	12/20/20	6.369	14,030	2,984	(2,393)
Goldman Sachs International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.038	7,150	948	(869)
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.055	3,580	(172)	172
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	4.574	3,580	549	(551)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	4.574	24,540	3,760	(3,294)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	0.858	830	(36)	31
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	8.924	3,530	469	(181)
Morgan Stanley Capital Services:
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	2.372	EUR 7,050	478	(562)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	2.372	EUR 7,160	486	(497)

					31,661	(31,344)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	6,970	1,147	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	14,170	2,331	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,370	2,200	(3,973)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.244	84,140	8,076	(9,341)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	7,270	127	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	56.827	14,100	7,000	(7,999)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	7,000	122	56
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.982	6,900	1,419	(5,855)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.982	10,550	2,170	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	6,600	1,086	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,380	2,201	(3,404)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,500	42	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	8,800	248	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	12,100	341	(3,595)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	7,220	126	128
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	7,230	127	108
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	7,260	127	112
CMBX.NA.AA.3	0.270% monthly	12/13/49	56.827	7,050	3,500	(4,088)

					32,390	(55,365)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	3.872%	20,000	(1,081)	1,055
CDX.NA.HY.25-V1_1	5.000% quarterly	12/20/20	4.501	35,151	(1,089)	662
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.782	355,080	(3,730)	6,147
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.842	355,080	(3,385)	1,377
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.567	EUR 433,390	(8,902)	10,693
iTraxx Europe 24.1	1.000% quarterly	12/20/20	0.696	EUR 180,560	(3,261)	1,444

					(21,448)	21,378

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.;
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098%	3,610	(2,069)	2,408
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	2,893	(1,646)	1,431
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	3,620	(2,060)	2,219
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	7,210	(4,103)	4,457
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	7,220	(4,109)	4,679
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	7,230	(4,114)	4,175
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,620	(2,074)	2,358
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	7,200	(4,125)	4,602
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	10,800	(6,188)	6,932
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	3,510	(306)	165
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	3,580	(312)	168
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	3,580	(312)	221
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	7,160	(625)	509
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	34.536	11,200	(1,536)	4,076
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,470	(990)	1,741
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,500	(999)	1,258
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,620	(2,074)	2,346
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.559	2,010	47	186
Citibank, N.A.:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	2,150	(188)	195
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,500	(999)	1,641
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,510	(1,001)	1,582
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	14,010	(3,997)	6,569
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/16	56.088	6,990	(2,738)	3,385
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.559	2,000	47	206
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	3,620	(2,060)	2,183
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.910	7,050	(13)	950
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	1,760	(502)	786
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,490	(996)	1,636
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,510	(1,001)	1,631
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	7,020	(2,003)	3,130
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	3,500	(1,619)	1,829
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	3,500	(1,619)	1,847
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	3,540	(1,637)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	3,540	(1,637)	1,712
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	7,060	(3,265)	3,435
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	1,450	(825)	854

Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,600	(2,063)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,610	(2,069)	2,334
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,620	(2,074)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,620	(2,074)	2,359
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,620	(2,074)	2,376
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	3,500	(305)	172
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	3,510	(306)	205
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.910	4,960	(9)	495
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.910	7,090	(13)	621
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	10.206	3,540	(107)	621
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,460	(987)	1,765
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	3,470	(990)	1,702
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	730	(418)	465
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	1,440	(825)	927
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,610	(2,069)	2,403
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	3,610	(2,068)	2,399
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.559	3,450	81	268

					(82,018)	102,801

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	89.203%	14,100	(7,177)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	2,620	(510)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,280	(1,807)	6,194
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,360	(1,822)	6,080
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	89.203	7,050	(3,589)	4,932

					(14,905)	30,565

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	14,907	(114)
Bank of America N.A.	0.888% semi-annually	3 months LIBOR quarterly	12/21/17	18,900	(13)
Bank of America N.A.	0.866% semi-annually	3 months LIBOR quarterly	12/27/17	15,200	—

					(127)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	34,400	(477)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	33,891	(531)
3.979% semi-annually	3 months LIBOR quarterly	04/17/24	30,000	(2,145)
2.206% semi-annually	3 months LIBOR quarterly	11/16/25	152,531	(2,103)

				(5,256)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	52
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	54
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	51
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	52
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	52
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	52
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,040	52
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	104
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	43,100	37
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	40
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	40
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	50
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	18
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	76
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	14
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	58
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,560	82
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,030	(66)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,080	101
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,080	63
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,080	(3)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,090	(7)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,530	(110)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,540	(92)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	14,050	(131)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	14,490	(256)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	17,610	(326)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	17,710	(169)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/23/16	2,180	32
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	55
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,500	36
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	60
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	43
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	68
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	58
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,070	(92)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,090	(50)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,090	(38)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,520	74
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,560	(149)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	7,100	39

					23

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Backed Security
ABX	—	Asset-Backed Securities Index
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligation
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
KRW	—	Korean Republic Won
MLP	—	Master Limited Partnership
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SGD	—	Singapore Dollar
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
†	—	Approximately $31,220,000 of this investment is restricted as collateral for swaps to various brokers.
††	—	Non-deliverable forward.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2015.
(a)	—	Non-income producing security.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of November 30, 2015.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	151,970
Aggregate gross unrealized depreciation	(834,490)

Net unrealized appreciation/depreciation	(682,520)

Federal income tax cost of investments	18,199,174

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$265	$—	$570		$835
Energy	5	—	—		5
Financials	—	—	1,548		1,548
Materials	19	—	4,838		4,857
Telecommunication Services	5,583	—	—		5,583
Utilities	1,773	—	—		1,773

Total Common Stocks	7,645	—	6,956		14,601

Preferred Stocks
Energy	8,122	—	—		8,122
Financials	10,613	22,780	—		33,393
Industrials	5,158	—	—		5,158
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	23,893	22,780	—	(a)	46,673

Debt Securities
Asset-Backed Securities	—	93,975	725,588		819,563
Collateralized Mortgage Obligations
Agency CMO	—	330,527	—		330,527
Non-Agency CMO	—	672,189	85,704		757,893

Total Collateralized Mortgage Obligations	—	1,002,716	85,704		1,088,420

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Commercial Mortgage-Backed Securities	—	24,445	205,115		229,560
Convertible Bonds
Consumer Discretionary	—	5,884	—	(b)	5,884
Energy	—	2,649	—		2,649
Telecommunication Services	—	6,235	—		6,235
Utilities	—	—	3,069		3,069

Total Convertible Bonds	—	14,768	3,069		17,837

Corporate Bonds
Consumer Discretionary	—	1,496,451	1,180		1,497,631
Consumer Staples	—	308,953	—		308,953
Energy	—	743,921	—		743,921
Financials	—	550,185	—	(b)	550,185
Health Care	—	636,399	—		636,399
Industrials	—	720,312	7,205		727,517
Information Technology	—	621,582	—		621,582
Materials	—	521,427	12,832		534,259
Telecommunication Services	—	900,973	—		900,973
Utilities	—	137,152	—		137,152

Total Corporate Bonds	—	6,637,355	21,217		6,658,572

Insurance-Linked Securities	—	464,223	11,078		475,301
Mortgage Pass-Through Security	—	36,721	—		36,721
Municipal Bonds	—	36,586	—		36,586
Preferred Securities
Financials	—	83,299	—		83,299
Private Placements — Commercial Loans	—	—	289,492		289,492
Private Placements — Residential Loans	—	—	532,500		532,500
U.S. Treasury Obligations	—	158,958	—		158,958
Exchange Traded Funds	116,654	—	—		116,654
Investment Companies	74,314	—	—		74,314
Loan Assignments
Consumer Discretionary	—	262,558	—	(b)	262,558
Consumer Staples	—	142,499	—		142,499
Energy	—	57,504	—		57,504
Financials	—	48,835	—		48,835
Health Care	—	151,466	—		151,466
Industrials	—	102,301	—		102,301
Information Technology	—	92,304	—		92,304
Materials	—	30,119	4,160		34,279
Telecommunication Services	—	24,536	—		24,536
Utilities	—	39,562	—		39,562

Total Loan Assignments	—	951,684	4,160		955,844

Options Purchased
Put Options Purchased	192	—	—		192

Total Options Purchased	192	—	—		192

Warrants
Consumer Discretionary	—	—	—	(b)	— (b)
Energy	—	—	1		1

Total Warrants	—	—	1		1

Short-Term Investments
Investment Company	5,843,845	—	—		5,843,845
U.S. Treasury Obligations	—	37,721	—		37,721

Total Short-Term Investments	5,843,845	37,721	—		5,881,566

Total Investments in Securities	$6,066,543	$9,565,231	$1,884,880		$17,516,654

Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	—	(13,175)	—		(13,175)
Consumer Staples	—	(9,875)	—		(9,875)
Energy	—	(5,665)	—		(5,665)
Financials	—	(2,070)	—		(2,070)
Industrials	—	(10,113)	—		(10,113)
Telecommunication Services	—	(10,050)	—		(10,050)

Total Corporate Bonds	—	(50,948)	—		(50,948)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Preferred Securities
Energy	—	(1,940)	—	(1,940)
TBA Short Commitment	—	(19,049)	—	(19,049)

Total Liabilities for Securities Sold Short	—	(71,937)	—	(71,937)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,069	$—	$4,069
Futures Contracts	388	—	—	388
Swaps	—	48,392	—	48,392

Total Appreciation in Other Financial Instruments	$388	$52,461	$—	$52,849

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,419)	$—	$(1,419)
Futures Contracts	(1,828)	—	—	(1,828)
Swaps	—	(40,037)	—	(40,037)

Total Depreciation in Other Financial Instruments	$(1,828)	$(41,456)	$—	$(43,284)

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Asset-Backed Securities	$680,483		$3,905	$(17,448)	$7,400	$188,567		$(101,249)	$—	$(36,070)	$725,588
Collateralized Mortgage Obligations — Non-Agency CMO	143,651		(1,657)	432	10	14,375		(65,004)	—	(6,103)	85,704
Commercial Mortgage-Backed Securities	117,954		—	(724)	188	93,408		(5,711)	—	—	205,115
Common Stocks — Consumer Discretionary	688		—	(118)	—	—		—	—	—	570
Common Stocks — Financials	1,856		—	(308)	—	—		—	—	—	1,548
Common Stocks — Industrials	128		—	199	—	—		(327)	—	—	—
Common Stocks — Materials	—	(a)	—	1,141	—	3,697		—	—	—	4,838
Convertible Bonds — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Utilities	3,734		—	(806)	—	141		—	—	—	3,069
Corporate Bonds — Consumer Discretionary	1,484		— (a)	(252)	—	6		(61)	3	—	1,180
Corporate Bonds — Financials	—		—	— (a)	—	—	(a)	—	—	—	—	(a)
Corporate Bonds — Industrials	35,866		1	(5,339)	22	2,661		(1)	9,848	(35,853)	7,205
Corporate Bonds — Materials	17,560		277	(158)	(126)	4,731		(9,452)	—	—	12,832
Corporate Bonds — Utilities	2		(91)	91	—	—		(2)	—	—	—
Insurance-Linked Security — Catastrophe Bonds	4,184		180	(184)	—	—		(4,180)	—	—	—
Insurance-Linked Security — Preferred Shares	9,952		—	553	—	573			—	—	11,078
Loan Assignments — Consumer Discretionary	9		—	(9)	—	—		—	—	—	—	(a)
Loan Assignments — Materials	—		—	(48)	5	4,214		(11)	—	—	4,160
Preferred Stock — Materials	—	(b)	—	—	—	—		—	—	—	—	(b)
Private Placements — Commercial Loans	269,687		1,600	(8,143)	66	164,500		(138,218)	—	—	289,492
Private Placements — Residential Loans	382,500		38	—	—	215,000		(65,038)	—	—	532,500
Warrants — Consumer Discretionary	—	(b)	—	— (a)	—	—		—	—	—	—	(a)
Warrants — Energy	—		—	1	—	—		—	—	—	1
Warrants — Industrials	—	(a)	—	—	—	—		—	—	—	—

	$1,669,738		$4,253	$(31,120)	$7,565	$691,873		$(389,254)	$9,851	$(78,026)	$1,884,880

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(19,836,000).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 11/30/15	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,670	Market Comparable Companies	Discount for lack of marketability (a)	10.00% - 100.00% (10.00%)
	—		EBITDA Multiple (b)	7.50x (7.50x)

Common Stock	5,670

	—	Market Comparable Companies (c)	Discount for lack of marketability (a)	100.00% (100.00%)

Preferred Stock	—

	17,078	Market Comparable Companies	Discount for lack of marketability (a)	10.00% - 100.00% (10.00%)
			EBITDA Multiple (b)	6.00x - 7.50x (7.37x)

Corporate Bond	17,078

	821,992	Discounted Cash Flow	Discount Rate	3.82% - 8.31% (6.09%)

Private Placements	821,992

	706,565	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.37%)
			Constant Default Rate	2.00% - 15.00% (7.44%)
			Yield (Discount Rate of Cash Flows)	1.60% - 7.99% (4.50%)

Asset-Backed Securities	706,565

	1	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Warrants	1

	66,846	Discounted Cash Flow	Constant Prepayment Rate	8.00% - 10.00% (8.98%)
			Constant Default Rate	0.00% - 1.50% (1.58%)
			Yield (Discount Rate of Cash Flows)	2.00% - 5.30% (3.68%)

Collateralized Mortgage Obligations	66,846

	177,197	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.68% - 6.23% (5.44%)

Commercial Mortgage-Backed Securities	177,197

Total	1,795,349

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note A. At November 30, 2015, the value of these investments was approximately $89,531,000.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master neeting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
27	Constar International, Inc., 11.000%, 12/31/17 (d) (Cost $26)	4

Municipal Bonds — 79.2% (t)
	Alabama — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	253

	Alaska — 0.8%
	Housing — 0.1%
175	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	183

	Other Revenue — 0.4%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	368
110	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	110

		478

	Prerefunded — 0.3%
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/16 (p)	307

	Total Alaska	968

	Arizona — 1.1%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	327

	Other Revenue — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	108

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	251

	Water & Sewer — 0.5%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	603

	Total Arizona	1,289

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
30	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 01/01/37	30

	California — 4.4%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/30	119

	General Obligation — 0.6%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	407
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	57
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	238

		702

	Housing — 0.0% (g)
5	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	5

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, 3.125%, 11/03/25	252

	Other Revenue — 0.6%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23	703

	Prerefunded — 0.8%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	526
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	228
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/17 (p)	106

		860

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.8%
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	893

	Utility — 1.1%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	288
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	284
290	Subseries A-1, Rev., 5.250%, 07/01/38	318
350	Los Angeles Department of Water & Power, Water System, Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	371

		1,261

	Water & Sewer — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	222

	Total California	5,017

	Colorado — 0.9%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	342

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	533

	Housing — 0.0% (g)
30	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	31

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	136

	Total Colorado	1,042

	Connecticut — 1.5%
	Education — 1.5%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	530
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	1,010
200	Series A, Rev., 5.250%, 11/15/24	230

	Total Connecticut	1,770

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
425	Series A-1, Rev., AMT, 4.900%, 07/01/29	451
40	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	40

	Total Delaware	491

	District of Columbia — 0.6%
	Education — 0.2%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	208

	Other Revenue — 0.1%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	109

	Transportation — 0.3%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.000%, 10/01/22	116
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	219

		335

	Total District of Columbia	652

	Florida — 9.8%
	Certificate of Participation/Lease — 0.8%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	903

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	552

	General Obligation — 1.2%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, GO, 5.000%, 12/01/26	1,136

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	222

		1,358

	Housing — 0.7%
95	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	100
335	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	340
375	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	399

		839

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	578
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	507

		1,085

	Other Revenue — 1.5%
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	217
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	606
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	940

		1,763

	Transportation — 2.1%
300	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	338
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	112
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	171
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	703
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,143

		2,467

	Utility — 2.0%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	239
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	564
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	316
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.000%, 10/01/29	674
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	549

		2,342

	Total Florida	11,309

	Georgia — 1.9%
	Education — 0.2%
200	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	207

	Housing — 0.5%
	Georgia Housing & Finance Authority, Non Single Family,
105	Series B, Rev., 4.000%, 12/01/29	111
465	Subseries A-1, Rev., 4.000%, 06/01/44	498

		609

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	506

	Other Revenue — 0.3%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	293

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	538

	Total Georgia	2,153

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	115

	Idaho — 1.3%
	General Obligation — 0.8%
750	City of Nampa, GO, 5.000%, 08/01/21	880

	Housing — 0.5%
525	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I, Rev., AMT, 4.000%, 07/01/34	557

	Total Idaho	1,437

	Illinois — 2.9%
	General Obligation — 0.3%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	143
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	60
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	172

		375

	Housing — 0.4%
400	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., AMT, 4.000%, 02/01/35	422

	Other Revenue — 1.3%
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	305
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	877
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	202
130	Rev., 5.250%, 06/01/21	151

		1,535

	Prerefunded — 0.1%
70	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16 (p)	75

	Transportation — 0.6%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	227
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	215
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	310

		752

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	185

	Total Illinois	3,344

	Indiana — 1.3%
	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Program,
50	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	53
90	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	95

		148

	Other Revenue — 1.0%
	Indiana Health Facility Financing Authority, Ascension Health,
150	Series A-1, Rev., VAR, 5.000%, 06/01/17	159
5	Subseries A-8, Rev., VAR, 5.000%, 07/28/16 (p)	5
95	Subseries A-8, Rev., VAR, 5.000%, 07/28/16	98
265	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	268
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	574

		1,104

	Water & Sewer — 0.2%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	293

	Total Indiana	1,545

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
35	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	37

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kansas — 0.3%
	Housing — 0.1%
105	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	109

	Other Revenue — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	213

	Total Kansas	322

	Kentucky — 0.3%
	Housing — 0.1%
40	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	41

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	252

	Total Kentucky	293

	Louisiana — 0.9%
	Housing — 0.2%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
65	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	65
30	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	32
70	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	73
20	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	21

		191

	Other Revenue — 0.2%
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	256

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	138

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	463

	Total Louisiana	1,048

	Maine — 1.1%
	Housing — 0.8%
	Maine State Housing Authority,
505	Series A-1, Rev., AMT, 4.500%, 11/15/28	533
330	Series B, Rev., 4.000%, 11/15/43	350

		883

	Other Revenue — 0.3%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	353

	Total Maine	1,236

	Maryland — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	109

	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	462

	Total Maryland	571

	Massachusetts — 5.6%
	Education — 1.5%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	423
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	536
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	717
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	106

		1,782

	Housing — 1.2%
	Massachusetts Housing Finance Agency, Single Family Housing,
325	Series 160, Rev., AMT, 3.750%, 06/01/34	328

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing –– continued
940	Series 169, Rev., 4.000%, 12/01/44	1,017

		1,345

	Other Revenue — 0.5%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	395
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	150

		545

	Transportation — 1.2%
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	568
770	Series A, Rev., AMT, 5.000%, 07/01/37	861

		1,429

	Water & Sewer — 1.2%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	642
100	Series B, Rev., AGM, 5.250%, 08/01/32	129
500	Series D, Rev., 5.000%, 08/01/44	569

		1,340

	Total Massachusetts	6,441

	Michigan — 1.7%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/22	565

	General Obligation — 0.0% (g)
8	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	8

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	224

	Other Revenue — 0.1%
42	Michigan Finance Authority, Local Government Loan Program, Series G-6A, Rev., AMBAC, 5.250%, 04/01/16	42

	Transportation — 0.5%
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	453
150	Series D, Rev., 5.000%, 12/01/18	166

		619

	Water & Sewer — 0.4%
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	481

	Total Michigan	1,939

	Minnesota — 2.2%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	209

	Housing — 2.0%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
27	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	27
190	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	201
105	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	110
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	105
300	Rev., 5.250%, 08/01/26	346
	Minnesota Housing Finance Agency, Residential Housing Finance,
545	Series A, Rev., 4.000%, 07/01/38	584
420	Series B, Rev., 4.000%, 01/01/38	451
465	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	498

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing –– continued
45	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	47

		2,369

	Total Minnesota	2,578

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	199
100	Series A, Rev., 5.250%, 01/01/34	127

	Total Mississippi	326

	Missouri — 1.1%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	291

	Housing — 0.4%
125	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	132
185	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	199
150	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	161

		492

	Other Revenue — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	494

	Total Missouri	1,277

	Montana — 0.6%
	Housing — 0.3%
300	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	313

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	108

	Utility — 0.2%
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	231

	Total Montana	652

	Nebraska — 1.0%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	370
285	GO, 5.250%, 04/01/27	365

		735

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	401

	Total Nebraska	1,136

	Nevada — 0.0% (g)
	General Obligation — 0.0% (g)
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	51

	New Hampshire — 0.5%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	257
100	Rev., NATL-RE, 5.500%, 06/01/27	130

		387

	Housing — 0.2%
70	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	73
90	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	95

		168

	Total New Hampshire	555

	New Jersey — 1.9%
	Education — 0.9%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	273

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	554
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	208

		1,035

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	509

	Other Revenue — 0.6%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	434
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	211

		645

	Total New Jersey	2,189

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
100	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	105
105	Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 03/01/28	112
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		222

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	440
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., AMT, 4.000%, 06/01/16	56

		496

	Total New Mexico	718

	New York — 7.4%
	Education — 0.5%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	347
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	269

		616

	General Obligation — 0.5%
500	City of New York, Series I, GO, 5.000%, 08/01/21	593

	Housing — 0.4%
470	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	492

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	510

	Other Revenue — 2.7%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	593
750	New York State Energy Research & Development Authority, Pollution Control, Series B, Rev., VAR, 2.000%, 05/01/20	756
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26 (p) (p)	398
390	Series B, Rev., 5.500%, 10/15/30 (p) (p)	515
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35 (p)	409
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	373

		3,044

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	562

	Transportation — 0.5%
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	598

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 1.8%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	284
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.250%, 06/15/44	291
440	Series EE, Rev., 5.375%, 06/15/43	512
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	429
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	574

		2,090

	Total New York	8,505

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
20	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	21

	North Dakota — 0.6%
	Housing — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
180	Series A, Rev., 3.750%, 07/01/42	189
230	Series A, Rev., 4.000%, 07/01/34	247

		436

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	229

	Total North Dakota	665

	Ohio — 3.3%
	Education — 0.9%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	587
365	Series A, Rev., 5.000%, 06/01/43	410

		997

	General Obligation — 0.2%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.250%, 12/01/25	231
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	58

		289

	Housing — 0.5%
335	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	337
	Ohio Housing Finance Agency, Single Family Mortgage,
125	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	132
100	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	106

		575

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	192
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	289

		481

	Other Revenue — 0.8%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	300
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	510

		910

	Prerefunded — 0.5%
95	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	104
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 11/15/20 (p)	463

		567

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.0% (g)
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

	Total Ohio	3,824

	Oklahoma — 1.2%
	Transportation — 0.7%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	343
420	Series A, Rev., AMT, 5.000%, 06/01/25	476

		819

	Water & Sewer — 0.5%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	252
285	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/30	345

		597

	Total Oklahoma	1,416

	Oregon — 1.6%
	Education — 0.5%
500	University of Oregon, Rev., 5.000%, 04/01/45	573

	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	210
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.500%, 06/15/30	26
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	124

		360

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	216
75	Series B, Rev., AMT, 5.000%, 07/01/30	80

		296

	Other Revenue — 0.3%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	366

	Transportation — 0.2%
215	Port of Portland, International Airport, Subseries 20-C, Rev., AMT, 5.000%, 07/01/19	242

	Total Oregon	1,837

	Pennsylvania — 3.0%
	Education — 0.7%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	182
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	656

		838

	Housing — 1.0%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
170	Series 112, Rev., 5.000%, 04/01/28	181
500	Series 118-A, Rev., AMT, 3.500%, 04/01/40	526
425	Series 96-B, Rev., 3.950%, 10/01/16	435

		1,142

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	501

	Transportation — 0.9%
	Allegheny County Airport Authority, Pittsburgh International Airport,
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	577
350	Series A-1, Rev., AMT, 5.000%, 01/01/26	392

		969

	Total Pennsylvania	3,450

	Rhode Island — 0.7%
	Education — 0.5%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	562

	Transportation — 0.2%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	286

	Total Rhode Island	848

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — 1.3%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	605

	Transportation — 0.8%
750	South Carolina State Ports Authority, Rev., AMT, 5.000%, 07/01/31	849

	Total South Carolina	1,454

	South Dakota — 0.6%
	Education — 0.5%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.000%, 11/01/45	556

	Housing — 0.1%
150	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	159

	Total South Dakota	715

	Tennessee — 1.2%
	Housing — 0.3%
	Tennessee Housing Development Agency, Homeownership Program,
230	Series 1A, Rev., AMT, 4.500%, 01/01/38	245
125	Series A, Rev., AMT, 4.500%, 07/01/31	133

		378

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	136

	Utility — 0.8%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	430
375	Series A, Rev., 5.250%, 09/01/23	445

		875

	Total Tennessee	1,389

	Texas — 5.1%
	Education — 0.6%
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	181
395	Series B, Rev., 5.250%, 07/01/30	512

		693

	General Obligation — 1.6%
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	295
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	87
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	255
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,164

		1,801

	Housing — 0.2%
120	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	128
55	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	58

		186

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.500%, 08/01/20	509

	Other Revenue — 0.3%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	166
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	195

		361

	Prerefunded — 0.3%
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	23
100	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	109
115	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	136

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20 (p)	119

		387

	Transportation — 0.2%
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	234

	Utility — 1.0%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	106
1,000	Rev., 5.000%, 02/01/23	1,093

		1,199

	Water & Sewer — 0.4%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	481

	Total Texas	5,851

	Utah — 1.0%
	Other Revenue — 0.5%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	49
450	Series C, Rev., AGM, 5.250%, 06/15/32	580

		629

	Utility — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	560

	Total Utah	1,189

	Vermont — 1.3%
	Housing — 1.3%
	Vermont Housing Finance Agency, Multiple Purpose,
455	Series B, Rev., 4.000%, 11/01/44	489
750	Series B, Rev., AMT, 3.750%, 11/01/45	791
245	Series B, Rev., AMT, 4.125%, 11/01/42	255

	Total Vermont	1,535

	Virginia — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	254

	Other Revenue — 0.5%
470	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	550

	Prerefunded — 0.0% (g)
30	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	36

	Total Virginia	840

	Washington — 2.4%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	190

	Hospital — 0.7%
720	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	754

	Housing — 0.1%
145	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	153

	Transportation — 1.0%
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,149

	Utility — 0.4%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	174
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	348

		522

	Total Washington	2,768

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
		West Virginia — 0.5%
		Other Revenue — 0.5%
500		Monongalia County Building Commission, Rev., 5.000%, 07/01/23	582

		Wisconsin — 1.1%
		Hospital — 0.5%
500		Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	571

		Other Revenue — 0.3%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	377

		Transportation — 0.3%
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	287

		Total Wisconsin	1,235

		Wyoming — 0.4%
		Housing — 0.1%
85		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	85

		Other Revenue — 0.3%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	399

		Total Wyoming	484

		Total Municipal Bonds (Cost $87,875)	91,392

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
— (h	)	Constar International, Inc., Class A, ADR (a) (Cost $– (h))	—

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
— (h	)	Constar International, Inc., Class A (a) (Cost $10)	—

Loan Assignments — 16.7%
		Consumer Discretionary — 4.5%
		Automobiles — 0.3%
296		Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	293

		Diversified Consumer Services — 0.2%
243		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	236

		Hotels, Restaurants & Leisure — 0.4%
50		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	46
147		Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	137
147		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	144
122		Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	121

			448

		Household Durables — 0.0% (g)
8		Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	8

		Internet & Catalog Retail — 0.2%
287		Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	256

		Media — 1.9%
250		CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	249
500		EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22	492
266		Numericable Group S.A., Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20	260
230		Numericable Group S.A., Dollar Denominated Tranche B-2 Loan, VAR, 4.500%, 05/21/20	225
321		Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	319
55		Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	54
582		WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	556

			2,155

		Multiline Retail — 0.8%
489		J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	484
502		Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	468

			952

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Specialty Retail — 0.6%
290	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	182
256	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	251
258	Staples, Inc., Term Loan, VAR, 04/21/21 ^	255

		688

	Textiles, Apparel & Luxury Goods — 0.1%
170	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	131

	Total Consumer Discretionary	5,167

	Consumer Staples — 1.4%
	Food & Staples Retailing — 1.4%
495	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21	491
141	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	140
722	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	723
246	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	245

		1,599

	Food Products — 0.0% (g)
65	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	64

	Total Consumer Staples	1,663

	Energy — 0.5%
	Energy Equipment & Services — 0.0% (g)
81	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	44

	Oil, Gas & Consumable Fuels — 0.5%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16
146	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	146
125	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	118
100	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 10.750%, 12/31/18 (d)	9
89	Southcross Energy Partners LP, Initial Term Loan, VAR, 5.250%, 08/04/21	75
217	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	149

		513

	Total Energy	557

	Financials — 0.7%
	Consumer Finance — 0.4%
499	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	468

	Diversified Financial Services — 0.1%
147	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	138

	Insurance — 0.2%
249	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	244

	Total Financials	850

	Health Care — 2.1%
	Health Care Equipment & Supplies — 0.2%
146	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	142

	Health Care Providers & Services — 0.9%
49	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	49
100	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.656%, 12/31/18	97
96	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	94
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	478
335	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	326

		1,044

	Pharmaceuticals — 1.0%
425	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	405
819	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	772

		1,177

	Total Health Care	2,363

	Industrials — 2.3%
	Airlines — 0.2%
4	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	4
95	Landmark US Member LLC, Term Loan, VAR, 4.750%, 10/25/19	95
147	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	145

		244

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Building Products — 0.4%
456	Summit Materials Co. I LLC, Term Loan, VAR, 4.250%, 07/18/22	451

	Commercial Services & Supplies — 0.2%
91	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.577%, 06/30/17	90
145	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	144

		234

	Construction & Engineering — 0.1%
62	Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22	61

	Industrial Conglomerates — 0.2%
68	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	51
205	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	190

		241

	Machinery — 0.2%
146	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	143
129	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	128

		271

	Marine — 0.1%
202	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	115

	Professional Services — 0.3%
281	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20	279

	Road & Rail — 0.2%
250	Quality Distribution, Inc., 1st Lien Term Loan, VAR, 5.750%, 08/18/22	241

	Trading Companies & Distributors — 0.4%
315	Delos Finance SARL, Loan, (Luxembourg), VAR, 3.500%, 03/06/21	314
166	McJunkin Red Man Corp., Term Loan, VAR, 4.821%, 11/08/19	160

		474

	Total Industrials	2,611

	Information Technology — 1.8%
	Communications Equipment — 0.2%
142	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	107
166	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	166

		273

	Electronic Equipment, Instruments & Components — 0.1%
73	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	72

	IT Services — 0.7%
80	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.212%, 03/24/21	79
	First Data Corp., Term Loan,
610	VAR, 3.712%, 03/23/18	603
46	VAR, 3.712%, 09/24/18	46
99	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	98

		826

	Semiconductors & Semiconductor Equipment — 0.6%
146	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	146
500	NXP B.V./NXP Semiconductor LLC, Term Loan, (Netherlands), VAR, 12/31/00 ^	497

		643

	Software — 0.2%
145	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	143
100	Longview Solutions, Inc., Term B Advance, (Canada), VAR, 7.000%, 04/13/21	97

		240

	Total Information Technology	2,054

	Materials — 1.3%
	Chemicals — 0.6%
39	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	39
222	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	220
204	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	206
170	PolyOne Corp., Initial Loan, VAR, 3.750%, 11/11/22	170
146	Tronox Ltd., Term Loan, VAR, 4.250%, 03/19/20	134

		769

	Containers & Packaging — 0.6%
167	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	166
250	Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	248

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Containers & Packaging –– continued
248	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	247
23	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	23

		684

	Paper & Forest Products — 0.1%
80	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	76

	Total Materials	1,529

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.5%
246	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	246
250	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19 ^	233
150	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	150

		629

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	84

	Total Telecommunication Services	713

	Utilities — 1.5%
	Electric Utilities — 1.5%
489	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	467
1,048	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	1,044
182	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	182

	Total Utilities	1,693

	Total Loan Assignments (Cost $20,029)	19,200

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
4,827	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $4,827)	4,827

	Total Investments — 100.1% (Cost $112,767)	115,423
	Liabilities in Excess of Other Assets — (0.1)%	(60)

	NET ASSETS — 100.0%	$115,363

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
DIP	—	Debtor in possession
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,611
Aggregate gross unrealized depreciation	(955)

Net unrealized appreciation/depreciation	$2,656

Federal income tax cost of investments	$112,767

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Materials	$—	$—	$4	$4

Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	—	253	—	253
Alaska
Housing	—	183	—	183
Other Revenue	—	478	—	478
Prerefunded	—	307	—	307

Total Alaska	—	968	—	968

Arizona
Education	—	327	—	327
Other Revenue	—	108	—	108
Utility	—	251	—	251
Water & Sewer	—	603	—	603

Total Arizona	—	1,289	—	1,289

Arkansas
Housing	—	30	—	30
California
Education	—	119	—	119
General Obligation	—	702	—	702
Housing	—	5	—	5
Industrial Development Revenue/Pollution Control Revenue	—	252	—	252
Other Revenue	—	703	—	703
Prerefunded	—	860	—	860
Transportation	—	893	—	893
Utility	—	1,261	—	1,261
Water & Sewer	—	222	—	222

Total California	—	5,017	—	5,017

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$342	$—	$342
General Obligation	—	533	—	533
Housing	—	31	—	31
Utility	—	136	—	136

Total Colorado	—	1,042	—	1,042

Connecticut
Education	—	1,770	—	1,770
Delaware
Housing	—	491	—	491
District of Columbia
Education	—	208	—	208
Other Revenue	—	109	—	109
Transportation	—	335	—	335

Total District of Columbia	—	652	—	652

Florida
Certificate of Participation/Lease	—	903	—	903
Education	—	552	—	552
General Obligation	—	1,358	—	1,358
Housing	—	839	—	839
Industrial Development Revenue/Pollution
Control Revenue	—	1,085	—	1,085
Other Revenue	—	1,763	—	1,763
Transportation	—	2,467	—	2,467
Utility	—	2,342	—	2,342

Total Florida	—	11,309	—	11,309

Georgia
Education	—	207	—	207
Housing	—	609	—	609
Industrial Development Revenue/Pollution
Control Revenue	—	506	—	506
Other Revenue	—	293	—	293
Transportation	—	538	—	538

Total Georgia	—	2,153	—	2,153

Hawaii
General Obligation	—	115	—	115
Idaho
General Obligation	—	880	—	880
Housing	—	557	—	557

Total Idaho	—	1,437	—	1,437

Illinois
General Obligation	—	375	—	375
Housing	—	422	—	422
Other Revenue	—	1,535	—	1,535
Prerefunded	—	75	—	75
Transportation	—	752	—	752
Water & Sewer	—	185	—	185

Total Illinois	—	3,344	—	3,344

Indiana
Housing	—	148	—	148

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$1,104	$—	$1,104
Water & Sewer	—	293	—	293

Total Indiana	—	1,545	—	1,545

Iowa
Housing	—	37	—	37
Kansas
Housing	—	109	—	109
Other Revenue	—	213	—	213

Total Kansas	—	322	—	322

Kentucky
Housing	—	41	—	41
Industrial Development Revenue/Pollution
Control Revenue	—	252	—	252

Total Kentucky	—	293	—	293

Louisiana
Housing	—	191	—	191
Other Revenue	—	256	—	256
Transportation	—	138	—	138
Water & Sewer	—	463	—	463

Total Louisiana	—	1,048	—	1,048

Maine
Housing	—	883	—	883
Other Revenue	—	353	—	353

Total Maine	—	1,236	—	1,236

Maryland
Industrial Development Revenue/Pollution
Control Revenue	—	109	—	109
Special Tax	—	462	—	462

Total Maryland	—	571	—	571

Massachusetts
Education	—	1,782	—	1,782
Housing	—	1,345	—	1,345
Other Revenue	—	545	—	545
Transportation	—	1,429	—	1,429
Water & Sewer	—	1,340	—	1,340

Total Massachusetts	—	6,441	—	6,441

Michigan
Education	—	565	—	565
General Obligation	—	8	—	8
Industrial Development Revenue/Pollution
Control Revenue	—	224	—	224
Other Revenue	—	42	—	42
Transportation	—	619	—	619
Water & Sewer	—	481	—	481

Total Michigan	—	1,939	—	1,939

Minnesota
Hospital	—	209	—	209
Housing	—	2,369	—	2,369

Total Minnesota	—	2,578	—	2,578

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Other Revenue	$—	$326	$—	$326
Missouri
General Obligation	—	291	—	291
Housing	—	492	—	492
Other Revenue	—	494	—	494

Total Missouri	—	1,277	—	1,277

Montana
Housing	—	313	—	313
Transportation	—	108	—	108
Utility	—	231	—	231

Total Montana	—	652	—	652

Nebraska
General Obligation	—	735	—	735
Utility	—	401	—	401

Total Nebraska	—	1,136	—	1,136

Nevada
General Obligation	—	51	—	51
New Hampshire
Education	—	387	—	387
Housing	—	168	—	168

Total New Hampshire	—	555	—	555

New Jersey
Education	—	1,035	—	1,035
Industrial Development Revenue/Pollution Control Revenue	—	509	—	509
Other Revenue	—	645	—	645

Total New Jersey	—	2,189	—	2,189

New Mexico
Housing	—	222	—	222
Other Revenue	—	496	—	496

Total New Mexico	—	718	—	718

New York
Education	—	616	—	616
General Obligation	—	593	—	593
Housing	—	492	—	492
Industrial Development Revenue/Pollution Control Revenue	—	510	—	510
Other Revenue	—	3,044	—	3,044
Special Tax	—	562	—	562
Transportation	—	598	—	598
Water & Sewer	—	2,090	—	2,090

Total New York	—	8,505	—	8,505

North Carolina
Housing	—	21	—	21
North Dakota
Housing	—	436	—	436
Utility	—	229	—	229

Total North Dakota	—	665	—	665

Ohio
Education	—	997	—	997
General Obligation	—	289	—	289

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$575	$—	$575
Industrial Development Revenue/Pollution Control Revenue	—	481	—	481
Other Revenue	—	910	—	910
Prerefunded	—	567	—	567
Utility	—	5	—	5

Total Ohio	—	3,824	—	3,824

Oklahoma
Transportation	—	819	—	819
Water & Sewer	—	597	—	597

Total Oklahoma	—	1,416	—	1,416

Oregon
Education	—	573	—	573
General Obligation	—	360	—	360
Housing	—	296	—	296
Other Revenue	—	366	—	366
Transportation	—	242	—	242

Total Oregon	—	1,837	—	1,837

Pennsylvania
Education	—	838	—	838
Housing	—	1,142	—	1,142
Industrial Development Revenue/Pollution Control Revenue	—	501	—	501
Transportation	—	969	—	969

Total Pennsylvania	—	3,450	—	3,450

Rhode Island
Education	—	562	—	562
Transportation	—	286	—	286

Total Rhode Island	—	848	—	848

South Carolina
Education	—	605	—	605
Transportation	—	849	—	849

Total South Carolina	—	1,454	—	1,454

South Dakota
Education	—	556	—	556
Housing	—	159	—	159

Total South Dakota	—	715	—	715

Tennessee
Housing	—	378	—	378
Other Revenue	—	136	—	136
Utility	—	875	—	875

Total Tennessee	—	1,389	—	1,389

Texas
Education	—	693	—	693
General Obligation	—	1,801	—	1,801
Housing	—	186	—	186
Industrial Development Revenue/Pollution Control Revenue	—	509	—	509
Other Revenue	—	361	—	361
Prerefunded	—	387	—	387

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Transportation	$—	$234	$—		$234
Utility	—	1,199	—		1,199
Water & Sewer	—	481	—		481

Total Texas	—	5,851	—		5,851

Utah
Other Revenue	—	629	—		629
Utility	—	560	—		560

Total Utah	—	1,189	—		1,189

Vermont
Housing	—	1,535	—		1,535
Virginia
Industrial Development Revenue/Pollution Control Revenue	—	254	—		254
Other Revenue	—	550	—		550
Prerefunded	—	36	—		36

Total Virginia	—	840	—		840

Washington
General Obligation	—	190	—		190
Hospital	—	754	—		754
Housing	—	153	—		153
Transportation	—	1,149	—		1,149
Utility	—	522	—		522

Total Washington	—	2,768	—		2,768

West Virginia
Other Revenue	—	582	—		582
Wisconsin
Hospital	—	571	—		571
Other Revenue	—	377	—		377
Transportation	—	287	—		287

Total Wisconsin	—	1,235	—		1,235

Wyoming
Housing	—	85	—		85
Other Revenue	—	399	—		399

Total Wyoming	—	484	—		484

Total Municipal Bonds		91,392	—		91,392

Common Stock
Materials	—	—	—	(a)	—	(a)
Preferred Stock
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	5,167	—		5,167
Consumer Staples	—	1,663	—		1,663
Energy	—	557	—		557
Financials	—	850	—		850
Health Care	—	2,363	—		2,363
Industrials	—	2,611	—		2,611
Information Technology	—	2,054	—		2,054
Materials	—	1,529	—		1,529
Telecommunication Services	—	713	—		713
Utilities	—	1,693	—		1,693

Total Loan Assignments	—	19,200	—		19,200

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	4,827	—	—	4,827

Total Investments in Securities	$4,827	$110,592	$4	$115,423

(a)	Value is zero.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Annual Demand Note — 0.8%
3,000	New York City Industrial Development Agency, American Airlines, Inc. John F. Kennedy International Airport Project, Series B, Rev., VAR, 2.000%, 08/01/16 (Cost $3,000)	3,004

Asset-Backed Securities — 3.6%
	ABFC Trust,
190	Series 2005-HE2, Class M3, VAR, 1.001%, 06/25/35	175
589	Series 2006-OPT2, Class A2, VAR, 0.361%, 10/25/36	486
635	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.311%, 07/25/36	233
	Ameriquest Mortgage Securities Trust,
273	Series 2006-M3, Class A2B, VAR, 0.321%, 10/25/36	110
445	Series 2006-M3, Class A2C, VAR, 0.381%, 10/25/36	182
171	Series 2006-M3, Class A2D, VAR, 0.461%, 10/25/36	70
301	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.461%, 09/25/36	118
152	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.601%, 02/25/36	103
	Carrington Mortgage Loan Trust,
362	Series 2006-FRE2, Class A2, VAR, 0.341%, 10/25/36	209
350	Series 2006-NC2, Class A3, VAR, 0.371%, 06/25/36	293
149	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.361%, 05/25/37	146
	Credit-Based Asset Servicing and Securitization LLC,
102	Series 2006-CB4, Class AV4, VAR, 0.461%, 05/25/36	78
395	Series 2006-CB8, Class A1, VAR, 0.361%, 10/25/36	302
198	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.391%, 09/25/36	94
82	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.121%, 05/28/37 (e)	81
88	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.491%, 07/25/36	51
	First Franklin Mortgage Loan Trust,
304	Series 2004-FF10, Class M1, VAR, 1.496%, 07/25/34	281
364	Series 2006-FF13, Class A2D, VAR, 0.461%, 10/25/36	253
356	Series 2006-FF16, Class 2A3, VAR, 0.361%, 12/25/36	222
	Fremont Home Loan Trust,
579	Series 2006-B, Class 2A3, VAR, 0.381%, 08/25/36	237
239	Series 2006-B, Class 2A4, VAR, 0.461%, 08/25/36	99
282	Series 2006-C, Class 2A2, VAR, 0.371%, 10/25/36	145
	GSAA Home Equity Trust,
165	Series 2007-5, Class 1AV1, VAR, 0.321%, 03/25/47	88
136	Series 2007-5, Class 2A1A, VAR, 0.341%, 04/25/47	110
	GSAMP Trust,
420	Series 2006-FM1, Class A1, VAR, 0.381%, 04/25/36	306
127	Series 2006-FM2, Class A2C, VAR, 0.371%, 09/25/36	60
127	Series 2006-FM2, Class A2D, VAR, 0.461%, 09/25/36	61
516	Series 2006-HE3, Class A2C, VAR, 0.381%, 05/25/46	462
670	Series 2007-HE1, Class A2C, VAR, 0.371%, 03/25/47	563
194	Series 2007-NC1, Class A2C, VAR, 0.371%, 12/25/46	106
	Home Equity Mortgage Loan Asset-Backed Trust,
351	Series 2006-C, Class 2A, VAR, 0.351%, 08/25/36	281
423	Series 2006-D, Class 1A, VAR, 0.361%, 11/25/36	336
240	Series 2006-D, Class 2A3, VAR, 0.381%, 11/25/36	157
392	Series 2006-E, Class 2A3, VAR, 0.391%, 04/25/37	246
463	Series 2007-B, Class 2A3, VAR, 0.421%, 07/25/37	291
224	HSI Asset Securitization Corp Trust, Series 2006-HE2, Class 2A2, VAR, 0.331%, 12/25/36	94
	Mastr Asset Backed Securities Trust,
170	Series 2006-HE4, Class A2, VAR, 0.331%, 11/25/36	78
217	Series 2006-HE4, Class A3, VAR, 0.371%, 11/25/36	101
300	Series 2006-NC3, Class A1, VAR, 0.351%, 10/25/36	170

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
499	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.371%, 04/25/36	208
	Merrill Lynch Mortgage Investors Trust,
250	Series 2006-FF1, Class M3, VAR, 0.531%, 08/25/36	227
183	Series 2007-HE3, Class A1, VAR, 0.291%, 04/25/47	102
335	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.396%, 06/25/37	299
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.561%, 12/25/35	342
217	Series 2006-1, Class A2B, VAR, 0.401%, 05/25/36	161
357	Series 2006-2, Class A2B, VAR, 0.381%, 08/25/36	285
368	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.411%, 04/25/37	302
176	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.711%, 05/25/35	168
	NovaStar Mortgage Funding Trust,
225	Series 2006-4, Class A2C, VAR, 0.371%, 09/25/36	117
108	Series 2006-4, Class A2D, VAR, 0.471%, 09/25/36	57
537	Series 2007-1, Class A1A, VAR, 0.351%, 03/25/37	348
812	Series 2007-1, Class A2C, VAR, 0.401%, 03/25/37	421
370	Option One Mortgage Loan Trust, Series 2005-5, Class M1, VAR, 0.611%, 12/25/35	324
250	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.831%, 07/25/35	230
253	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.371%, 09/25/36	235
	Securitized Asset-Backed Receivables LLC Trust,
356	Series 2006-NC3, Class A1, VAR, 0.361%, 09/25/36	241
551	Series 2006-NC3, Class A2B, VAR, 0.371%, 09/25/36	272
95	Series 2007-NC2, Class A2B, VAR, 0.361%, 01/25/37	65
259	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.401%, 02/25/36	160
389	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.501%, 06/25/37	240
228	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	230
	Structured Asset Investment Loan Trust,
120	Series 2005-HE3, Class M1, VAR, 0.701%, 09/25/35	106
403	Series 2006-3, Class A5, VAR, 0.371%, 06/25/36	346
480	Series 2006-4, Class A1, VAR, 0.394%, 07/25/36	291
115	Series 2006-BNC2, Class A5, VAR, 0.381%, 05/25/36	95
	WaMu Asset-Backed Certificates WaMu Trust,
506	Series 2007-HE2, Class 2A4, VAR, 0.581%, 04/25/37	250
600	Series 2007-HE4, Class 1A, VAR, 0.391%, 07/25/47	387

	Total Asset-Backed Securities (Cost $14,245)	13,987

Collateralized Mortgage Obligations — 2.6%
	Agency CMO — 0.0% (g)
277	Federal Home Loan Mortgage Corp. REMIC, Series 4057, Class SA, IF, IO, 5.853%, 04/15/39	40

	Non-Agency CMO — 2.6%
184	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 2.917%, 09/25/35	162
	Banc of America Funding Trust,
48	Series 2006-D, Class 5A2, VAR, 4.732%, 05/20/36	43
277	Series 2014-R7, Class 1A1, VAR, 0.347%, 05/26/36 (e)	251
88	Series 2014-R7, Class 2A1, VAR, 0.337%, 09/26/36 (e)	82
314	Series 2015-R1, Class A1, VAR, 0.384%, 05/26/37 (e)	289
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.347%, 05/26/37 (e)	97
223	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.262%, 02/25/36	207
80	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.571%, 05/25/37	62
	Citigroup Mortgage Loan Trust,
138	Series 2013-11, Class 1A4, VAR, 0.367%, 10/25/46 (e)	134

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
131	Series 2014-10, Class 1A1, VAR, 0.332%, 11/25/36 (e)	117
190	Series 2014-10, Class 3A1, VAR, 0.396%, 07/25/36 (e)	174
221	Series 2014-10, Class 4A1, VAR, 0.366%, 02/25/37 (e)	200
125	Series 2014-10, Class 5A1, VAR, 0.347%, 06/25/36 (e)	114
128	Series 2014-11, Class 4A1, VAR, 0.297%, 07/25/36 (e)	114
478	Series 2014-12, Class 1A4, VAR, 0.322%, 08/25/36 (e)	433
84	Series 2014-12, Class 2A4, VAR, 4.303%, 02/25/37 (e)	83
273	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	262
317	CSMC, Series 2015-3R, Class 5A1, VAR, 0.344%, 09/29/36 (e)	304
	CSMC Trust,
129	Series 2011-12R, Class 3A1, VAR, 2.303%, 07/27/36 (e)	128
130	Series 2014-10R, Class 4A1, VAR, 0.364%, 12/27/36 (e)	123
91	Series 2014-11R, Class 8A1, VAR, 0.534%, 04/27/37 (e)	88
369	Series 2014-11R, Class 9A1, VAR, 0.334%, 10/27/36 (e)	349
61	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.721%, 02/25/35	57
421	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.247%, 06/27/37 (e)	419
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
750	Series 2014-DN1, Class M2, VAR, 2.421%, 02/25/24	751
500	Series 2014-DN2, Class M2, VAR, 1.871%, 04/25/24	495
250	Series 2014-DN3, Class M2, VAR, 2.621%, 08/25/24	253
500	Series 2014-DN3, Class M3, VAR, 4.221%, 08/25/24	482
	Federal National Mortgage Association Connecticut Avenue Securities,
160	Series 2015-C03, Class 1M2, VAR, 5.221%, 07/25/25	160
314	Series 2015-C04, Class 1M2, VAR, 5.921%, 04/25/28	321
87	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.364%, 04/26/37 (e)	81
66	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	61
	HarborView Mortgage Loan Trust,
74	Series 2004-9, Class 2A, VAR, 2.621%, 12/19/34	62
185	Series 2006-9, Class 2A1A, VAR, 0.413%, 11/19/36	138
32	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.371%, 12/25/36	31
	LSTAR Securities Investment Trust,
350	Series 2014-1, Class NOTE, VAR, 3.293%, 09/01/21 (e)	350
221	Series 2014-2, Class A, VAR, 2.244%, 12/01/21 (e)	219
479	Series 2015-1, Class A, VAR, 2.193%, 01/01/20 (e)	473
475	Series 2015-2, Class A, VAR, 2.193%, 01/01/20 (e)	468
278	Series 2015-3, Class A, VAR, 2.193%, 03/01/20 (e)	274
274	Series 2015-4, Class A1, VAR, 2.193%, 04/01/20 (e)	269
280	Series 2015-6, Class A, VAR, 2.193%, 05/01/20 (e)	275
94	Series 2015-7, Class A, VAR, 2.193%, 07/01/20 (e)	92
140	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.367%, 12/26/36 (e)	129
25	RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.391%, 12/25/46	25
55	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.327%, 09/26/36 (e)	52
	Residential Asset Securitization Trust,
157	Series 2006-A1, Class 1A6, VAR, 0.721%, 04/25/36	94
546	Series 2006-R1, Class A2, VAR, 0.621%, 01/25/46	272
77	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.671%, 09/25/35	58
120	Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 0.896%, 10/25/35	110

		10,287

	Total Collateralized Mortgage Obligations (Cost $10,380)	10,327

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 1.2%
	BAMLL Commercial Mortgage Securities Trust,
250	Series 2013-DSNY, Class F, VAR, 3.697%, 09/15/26 (e)	248
260	Series 2014-FL1, Class D, VAR, 4.197%, 12/15/31 (e)	252
420	Series 2014-FL1, Class E, VAR, 5.697%, 12/15/31 (e)	377
570	Series 2014-INLD, Class E, VAR, 3.536%, 12/15/29 (e)	561
140	Series 2015-ASHF, Class D, VAR, 3.197%, 01/15/28 (e)	139
150	Series 2015-ASHF, Class E, VAR, 4.197%, 01/15/28 (e)	149
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.697%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 4.697%, 11/15/31 (e)	184
210	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.547%, 07/15/27 (e)	211
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 3.847%, 08/15/31 (e)	158
110	Series 2014-FL5, Class KH2, VAR, 4.697%, 08/15/31 (e)	102
340	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	327
	CSMC Trust,
560	Series 2015-DEAL, Class E, VAR, 4.197%, 04/15/29 (e)	555
240	Series 2015-SAND, Class E, VAR, 4.050%, 08/15/30 (e)	240
540	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.600%, 08/15/32 (e)	540
490	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.917%, 11/15/29 (e)	485

	Total Commercial Mortgage-Backed Securities (Cost $4,586)	4,628

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
128	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $140)	130

Corporate Bonds — 5.4%
	Consumer Discretionary — 0.8%
	Auto Components — 0.1%
15	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	16
	Dana Holding Corp.,
15	5.375%, 09/15/21	15
77	5.500%, 12/15/24	77
37	6.000%, 09/15/23	38
	Goodyear Tire & Rubber Co. (The),
23	5.125%, 11/15/23	24
31	8.250%, 08/15/20	32
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
124	4.875%, 03/15/19	124
15	6.000%, 08/01/20	15

		341

	Diversified Consumer Services — 0.0% (g)
23	Sotheby’s, 5.250%, 10/01/22 (e)	22

	Hotels, Restaurants & Leisure — 0.1%
29	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	29
	MGM Resorts International,
30	6.000%, 03/15/23	30
76	7.625%, 01/15/17	80
15	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	15
8	Scientific Games International, Inc., 10.000%, 12/01/22	6

		160

	Household Durables — 0.0% (g)
47	Tempur Sealy International, Inc., 5.625%, 10/15/23 (e)	48

	Internet & Catalog Retail — 0.0% (g)
50	Acosta, Inc., 7.750%, 10/01/22 (e)	46

	Media — 0.6%
295	AMC Networks, Inc., 7.750%, 07/15/21	314
301	Cablevision Systems Corp., 7.750%, 04/15/18	313
	Cinemark USA, Inc.,
23	5.125%, 12/15/22	23
144	7.375%, 06/15/21	151
15	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	15
15	DISH DBS Corp., 4.250%, 04/01/18	15
254	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	269
8	iHeartCommunications, Inc., 9.000%, 12/15/19	6

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Neptune Finco Corp.,
200	10.125%, 01/15/23 (e)	209
400	10.875%, 10/15/25 (e)	423
16	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	16
15	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	15
60	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	63
452	Univision Communications, Inc., 8.500%, 05/15/21 (e)	470

		2,302

	Specialty Retail — 0.0% (g)
15	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	14

	Total Consumer Discretionary	2,933

	Consumer Staples — 0.2%
	Food Products — 0.1%
174	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	178
15	Dean Foods Co., 6.500%, 03/15/23 (e)	15
15	Post Holdings, Inc., 6.000%, 12/15/22 (e)	15
254	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	232
15	TreeHouse Foods, Inc., 4.875%, 03/15/22	15
27	WhiteWave Foods Co. (The), 5.375%, 10/01/22	29

		484

	Household Products — 0.1%
15	Central Garden & Pet Co., 6.125%, 11/15/23	15
	HRG Group, Inc.,
12	7.750%, 01/15/22	13
232	7.875%, 07/15/19	246
15	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	13

		287

	Personal Products — 0.0% (g)
107	Avon Products, Inc., 6.750%, 03/15/23	71

	Total Consumer Staples	842

	Energy — 1.7%
	Energy Equipment & Services — 0.0% (g)
182	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	183

	Oil, Gas & Consumable Fuels — 1.7%
23	Antero Resources Corp., 5.125%, 12/01/22	21
60	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	20
186	Bill Barrett Corp., 7.000%, 10/15/22	132
	Bonanza Creek Energy, Inc.,
174	5.750%, 02/01/23	118
332	6.750%, 04/15/21	261
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
255	7.875%, 04/15/22	74
162	8.625%, 10/15/20	58
	Carrizo Oil & Gas, Inc.,
60	6.250%, 04/15/23	55
226	7.500%, 09/15/20	221
	Chaparral Energy, Inc.,
364	7.625%, 11/15/22	76
70	8.250%, 09/01/21	17
189	9.875%, 10/01/20	51
	Comstock Resources, Inc.,
165	7.750%, 04/01/19	29
100	9.500%, 06/15/20	20
255	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	259
79	Diamondback Energy, Inc., 7.625%, 10/01/21	84
	Endeavor Energy Resources LP/EER Finance, Inc.,
345	7.000%, 08/15/21 (e)	333
45	8.125%, 09/15/23 (e)	45
	EP Energy LLC/Everest Acquisition Finance, Inc.,
158	7.750%, 09/01/22	124
341	9.375%, 05/01/20	290
	Gulfport Energy Corp.,
74	6.625%, 05/01/23	68
91	7.750%, 11/01/20	88
	Halcon Resources Corp.,
185	8.625%, 02/01/20 (e)	146
199	13.000%, 02/15/22 (e)	92
	Hilcorp Energy I LP/Hilcorp Finance Co.,
84	5.000%, 12/01/24 (e)	76
130	5.750%, 10/01/25 (e)	119
48	7.625%, 04/15/21 (e)	49
242	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	178
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	41
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	39
27	3.050%, 12/01/19	24

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
138	7.000%, 06/15/17	144
	Laredo Petroleum, Inc.,
70	5.625%, 01/15/22	65
28	6.250%, 03/15/23	27
177	7.375%, 05/01/22	173
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
156	6.625%, 12/01/21	61
197	8.000%, 12/01/20	91
18	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	5
60	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	57
86	Matador Resources Co., 6.875%, 04/15/23	86
	MEG Energy Corp., (Canada),
145	6.375%, 01/30/23 (e)	120
74	6.500%, 03/15/21 (e)	64
171	7.000%, 03/31/24 (e)	145
	Memorial Production Partners LP/Memorial Production Finance Corp.,
98	6.875%, 08/01/22	54
213	7.625%, 05/01/21	123
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	16
	Noble Energy, Inc.,
47	5.875%, 06/01/22	47
76	5.875%, 06/01/24	76
	Northern Oil and Gas, Inc.,
339	8.000%, 06/01/20	268
429	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	435
15	Penn Virginia Corp., 7.250%, 04/15/19	3
69	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	63
	RSP Permian, Inc.,
52	6.625%, 10/01/22	51
30	6.625%, 10/01/22 (e)	30
156	Sabine Pass LNG LP, 7.500%, 11/30/16	159
684	Samson Resources Co., 9.750%, 02/15/20 (d)	2
330	Sanchez Energy Corp., 6.125%, 01/15/23	227
141	SandRidge Energy, Inc., 8.750%, 06/01/20 (e)	54
400	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	388
	SM Energy Co.,
77	5.625%, 06/01/25	69
73	6.500%, 01/01/23	70
62	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24 (e)	59
50	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	18
15	Whiting Petroleum Corp., 5.000%, 03/15/19	14
60	Williams Cos., Inc. (The), 7.875%, 09/01/21	61
	WPX Energy, Inc.,
15	5.250%, 09/15/24	12
74	6.000%, 01/15/22	63
15	7.500%, 08/01/20	14

		6,622

	Total Energy	6,805

	Financials — 0.5%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17	75

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
96	2.750%, 01/30/17	96
150	3.250%, 09/29/17	150
107	3.250%, 11/05/18	107
130	3.750%, 11/18/19	129
130	4.750%, 09/10/18	134
40	5.500%, 02/15/17	41
253	6.250%, 12/01/17	267
150	8.000%, 11/01/31	179
	Springleaf Finance Corp.,
100	5.750%, 09/15/16	102
100	6.500%, 09/15/17	103

		1,308

	Diversified Financial Services — 0.1%
15	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	15
163	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	160

		175

	Real Estate Investment Trusts (REITs) — 0.1%
20	Equinix, Inc., 5.375%, 01/01/22	20
	Iron Mountain, Inc.,
15	6.000%, 10/01/20 (e)	16
78	6.000%, 08/15/23	82
68	iStar, Inc., 3.875%, 07/01/16	68

		186

	Total Financials	1,744

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care — 0.3%
	Health Care Equipment & Supplies — 0.0% (g)
23	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	20

	Health Care Providers & Services — 0.1%
	Acadia Healthcare Co., Inc.,
9	5.125%, 07/01/22	9
46	5.625%, 02/15/23	45
30	HCA, Inc., 5.250%, 04/15/25	30
39	HealthSouth Corp., 5.750%, 09/15/25 (e)	37
184	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	185
	Tenet Healthcare Corp.,
71	6.750%, 06/15/23	66
179	8.125%, 04/01/22	179
86	WellCare Health Plans, Inc., 5.750%, 11/15/20	90

		641

	Pharmaceuticals — 0.2%
290	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	249
	Valeant Pharmaceuticals International, Inc., (Canada),
150	6.125%, 04/15/25 (e)	130
23	6.750%, 08/15/18 (e)	22
299	7.500%, 07/15/21 (e)	283

		684

	Total Health Care	1,345

	Industrials — 0.4%
	Aerospace & Defense — 0.0% (g)
8	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	7
15	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	15
15	TransDigm, Inc., 6.000%, 07/15/22	15
134	Triumph Group, Inc., 4.875%, 04/01/21	112

		149

	Airlines — 0.0% (g)
141	Allegiant Travel Co., 5.500%, 07/15/19	144

	Building Products — 0.0% (g)
76	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23 (e)	76

	Commercial Services & Supplies — 0.0% (g)
8	APX Group, Inc., 6.375%, 12/01/19	7
110	Mobile Mini, Inc., 7.875%, 12/01/20	114

		121

	Electrical Equipment — 0.1%
186	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	176

	Industrial Conglomerates — 0.1%
178	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	188

	Professional Services — 0.0% (g)
157	CEB, Inc., 5.625%, 06/15/23 (e)	158

	Road & Rail — 0.1%
	Hertz Corp. (The),
15	6.250%, 10/15/22	16
72	7.500%, 10/15/18	73
219	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	193

		282

	Trading Companies & Distributors — 0.1%
	HD Supply, Inc.,
15	5.250%, 12/15/21 (e)	15
121	11.500%, 07/15/20	137
30	International Lease Finance Corp., 5.875%, 08/15/22	32
	United Rentals North America, Inc.,
15	5.750%, 11/15/24	15
125	7.625%, 04/15/22	135
74	Univar USA, Inc., 6.750%, 07/15/23 (e)	72

		406

	Total Industrials	1,700

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
56	CommScope, Inc., 4.375%, 06/15/20 (e)	56

	Electronic Equipment, Instruments & Components — 0.0% (g)
11	Belden, Inc., 5.500%, 09/01/22 (e)	11

	Internet Software & Services — 0.1%
171	Match Group, Inc., 6.750%, 12/15/22 (e)	170

	IT Services — 0.1%
	First Data Corp.,
183	5.000%, 01/15/24 (e)	183
93	5.375%, 08/15/23 (e)	95
153	5.750%, 01/15/24 (e)	153
38	6.750%, 11/01/20 (e)	40
77	7.000%, 12/01/23 (e)	77
15	WEX, Inc., 4.750%, 02/01/23 (e)	14

		562

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
86	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	92

	Software — 0.1%
8	Infor U.S., Inc., 5.750%, 08/15/20 (e)	8
218	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	216

		224

	Technology Hardware, Storage & Peripherals — 0.6%
	Apple, Inc.,
350	3.850%, 05/04/43	324
1,920	VAR, 0.637%, 05/06/19	1,915
23	NCR Corp., 6.375%, 12/15/23	23

		2,262

	Total Information Technology	3,377

	Materials — 0.1%
	Chemicals — 0.0% (g)
80	Chemours Co. (The), 6.625%, 05/15/23 (e)	60

	Containers & Packaging — 0.1%
15	Ball Corp., 5.250%, 07/01/25	15
89	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	89
99	Pactiv LLC, 8.375%, 04/15/27	95

		199

	Metals & Mining — 0.0% (g)
8	AK Steel Corp., 8.750%, 12/01/18	7
8	Alcoa, Inc., 5.125%, 10/01/24	8
8	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	8
8	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	6
8	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	8
11	Novelis, Inc., (Canada), 8.750%, 12/15/20	11

		48

	Total Materials	307

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
80	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/23 (e)	79
15	CenturyLink, Inc., Series V, 5.625%, 04/01/20	15
	Frontier Communications Corp.,
42	8.250%, 04/15/17	45
100	11.000%, 09/15/25 (e)	98
233	GCI, Inc., 6.750%, 06/01/21	239
11	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	10
	Level 3 Financing, Inc.,
74	5.125%, 05/01/23 (e)	73
46	5.375%, 01/15/24 (e)	46
74	5.375%, 05/01/25 (e)	74
15	6.125%, 01/15/21	16
8	Windstream Services LLC, 7.500%, 06/01/22	6
89	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	96

		797

	Wireless Telecommunication Services — 0.2%
800	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	864
23	T-Mobile USA, Inc., 6.500%, 01/15/26	23

		887

	Total Telecommunication Services	1,684

	Utilities — 0.1%
	Gas Utilities — 0.1%
109	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	98
179	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	168
123	Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	114

		380

	Independent Power & Renewable Electricity Producers — 0.0% (g)
143	Calpine Corp., 7.875%, 01/15/23 (e)	152
15	NRG Energy, Inc., 7.625%, 01/15/18	15

		167

	Total Utilities	547

	Total Corporate Bonds (Cost $23,270)	21,284

Daily Demand Notes — 1.6%
	Alaska — 0.1%
300	City of Valdez, Marine Term, Exxon Pipeline Co. Project, Rev., VRDO, 0.010%, 12/01/15	300

	Arizona — 0.0% (g)
200	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.010%, 12/01/15	200

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Daily Demand Notes — continued
	California — 0.1%
600	State of California, Kindergarten, Series A-1, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/01/15	600

	Illinois — 0.1%
500	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	500

	Massachusetts — 0.1%
300	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.010%, 12/01/15	300

	Michigan — 0.1%
345	University of Michigan, Series D-1, Rev., VRDO, 0.010%, 12/01/15	345

	Missouri — 0.2%
820	The Industrial Development Authority of St. Joseph, Hearland Regional Medical Center, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	820

	New York — 0.5%
350	City of New York, Fiscal Year 2013, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 12/01/15	350
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB-5, Rev., VRDO, 0.010%, 12/01/15	500
275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 12/01/15	275
350	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/01/15	350
400	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/01/15	400

	Total New York	1,875

	North Carolina — 0.2%
640	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Health Care, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	640

	Texas — 0.1%
270	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.010%, 12/01/15	270

	Washington — 0.1%
300	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.010%, 12/01/15	300

	Total Daily Demand Notes (Cost $6,150)	6,150

Insurance-Linked Securities — 2.9%
	Catastrophe Bonds — 2.7%
250	Acorn Re Ltd., (Bermuda), VAR, 3.663%, 07/17/18 (e)	252
250	Alamo Re Ltd., (Bermuda), VAR, 4.778%, 06/07/19 (e)	257
250	Armor Re Ltd., (Bermuda), VAR, 4.258%, 12/15/16 (e)	250
250	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.028%, 04/07/17 (e)	257
250	Caelus Re Ltd., (Cayman Islands), VAR, 5.428%, 03/07/16 (e)	252
EUR 500	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	537
250	East Lane Re VI Ltd., (Cayman Islands), VAR, 3.928%, 03/13/20 (e)	250
	Everglades Re Ltd., (Bermuda),
750	VAR, 7.628%, 04/28/17 (e)	773
800	VAR, 9.658%, 03/28/16 (e)	817
EUR 500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	528
500	Ibis Re II Ltd., (Cayman Islands), VAR, 4.178%, 06/28/16 (e)	504
	Kilimanjaro Re Ltd., (Bermuda),
250	VAR, 4.678%, 04/30/18 (e)	248
500	VAR, 4.928%, 04/30/18 (e)	499
250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.378%, 05/18/16 (e)	251
500	MetroCat Re Ltd., (Bermuda), VAR, 4.678%, 08/05/16 (e)	508
600	Nakama Re Ltd., (Bermuda), VAR, 2.928%, 09/29/16 (e)	602
840	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 9.078%, 12/07/15 (e)	840
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
250	VAR, 4.678%, 12/06/16 (e)	253
500	VAR, 8.178%, 06/06/16 (e)	512

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Insurance-Linked Securities — continued
250	Residential Reinsurance 2014 Ltd., (Cayman Islands), VAR, 3.678%, 06/06/18 (e)	251
	Sanders Re Ltd., (Bermuda),
500	VAR, 3.178%, 05/25/18 (e)	491
500	VAR, 3.678%, 05/05/17 (e)	499
250	VAR, 4.038%, 05/28/19 (e)	247
350	Tar Heel Re Ltd., (Bermuda), VAR, 8.678%, 05/09/16 (e)	359

		10,237

	Preferred Shares — 0.2%
1 Unit	AlphaCat 2015 Ltd., Class A Shares	958

	Total Insurance-Linked Securities (Cost $11,327)	11,195

Monthly Demand Notes — 1.0%
	California — 0.9%
1,000	Contra Costa Transportation Authority, Limited Tax, Series A, Rev., VAR, 0.533%, 01/04/16	1,000
2,500	State of California, Series D, GO, VAR, 0.870%, 01/04/16	2,510

	Total California	3,510

	Vermont — 0.1%
462	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.922%, 01/04/16	463

	Total Monthly Demand Notes (Cost $3,962)	3,973

Municipal Bonds — 65.8% (t)
	Alabama — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	758

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.500%, 12/15/17 (p)	70

	Total Alabama	828

	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	278
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.000%, 04/01/19	112

		390

	Housing — 0.1%
240	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	251

	Total Alaska	641

	Arizona — 0.4%
	General Obligation — 0.0% (g)
40	City of Tempe, GO, 4.750%, 07/01/16	41

	Other Revenue — 0.1%
75	Arizona State Transportation Board Excise Tax, Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/17	80
50	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/17	54
25	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/17	27
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	409

		570

	Prerefunded — 0.1%
25	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/17 (p)	26
30	Arizona State Transportation Board, Highway, Rev., 5.000%, 07/01/16 (p)	31
140	Arizona State Transportation Board, University Projects, COP, AMBAC, 4.500%, 09/01/16 (p)	144

		201

	Transportation — 0.1%
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	531

	Utility — 0.1%
95	City of Mesa, Utility System, Rev., NATL-RE, 5.250%, 07/01/17	102
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	122

		224

	Total Arizona	1,567

	Arkansas — 0.5%
	Utility — 0.3%
1,055	County of Benton, Regional Public Water Authority, Rev., 4.000%, 10/01/31	1,117

	Water & Sewer — 0.2%
650	City of Fort Smith, Water & Sewer Refunding & Construction, Rev., 4.000%, 10/01/40	655

	Total Arkansas	1,772

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	California — 6.0%
	Certificate of Participation/Lease — 0.0% (g)
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	141

	Education — 0.9%
	California Educational Facilities Authority, Claremont McKenna College,
1,600	Series A, Rev., 4.000%, 01/01/34	1,691
1,800	Series A, Rev., 4.000%, 01/01/39	1,879

		3,570

	General Obligation — 1.3%
740	Campbell Union High School District, GO, 3.000%, 08/01/30	759
	Menlo Park City School District, Crossover Capital Appreciation,
1,500	GO, Zero Coupon, 07/01/39	564
1,100	GO, Zero Coupon, 07/01/40	395
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.000%, 07/01/17	11
1,000	San Diego Unified School District, Election of 2012, Series F, GO, 4.000%, 07/01/32 (w)	1,072
1,685	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/28	2,081

		4,882

	Hospital — 0.1%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	470

	Other Revenue — 2.7%
750	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/16	765
3,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series B, Rev., VAR, 1.500%, 04/02/18	3,022
900	California Health Facilities Financing Authority, Catholic Healthcare West, Series G, Rev., VAR, AMBAC, 0.172%, 07/01/23	864
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/28	3,631
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.110%, 11/01/16	1,001
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 0.960%, 05/01/17	1,002
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	105
20	Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 07/01/17	21
40	Los Angeles County, Metropolitan Transportation Authority, Union Station Gateway Project, Series A, Rev., NATL-RE, 5.000%, 10/01/17	43
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	254

		10,708

	Prerefunded — 0.4%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
405	Series F, Rev., 5.000%, 04/01/16 (p)	411
150	Series F-1, Rev., 5.250%, 04/01/19 (p)	171
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.000%, 09/15/17 (p)	27
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (p)	92
105	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 4.750%, 07/01/16 (p)	108
	University of California,
100	Series L, Rev., 5.000%, 05/15/16 (p)	103
210	Series Q, Rev., 5.000%, 05/15/17 (p)	226
200	Series Q, Rev., 5.250%, 05/15/17 (p)	215
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	107

		1,460

	Transportation — 0.6%
2,000	City of Los Angeles, Department of Airports, Los Angeles International Airport, Subseries C, Rev., 5.000%, 05/15/38	2,290

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility — 0.0% (g)
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	21
100	San Diego Public Facilities Financing Authority, Series B, Rev., 5.000%, 05/15/17	107

		128

	Total California	23,649

	Colorado — 0.3%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	336

	Education — 0.0% (g)
25	Colorado State Board Governors University, Enterprise System, Series A, Rev., 4.000%, 03/01/17	26

	Hospital — 0.1%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	545

	Other Revenue — 0.0% (g)
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	133
30	State of Colorado, Sales & Use Tax, Rev., AGC, 4.000%, 12/01/16	31

		164

	Prerefunded — 0.0% (g)
25	El Paso County School District, Series A, COP, NATL-RE, 5.000%, 12/15/16 (p)	26

	Transportation — 0.1%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	261

	Total Colorado	1,358

	Connecticut — 0.7%
	Education — 0.5%
945	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 4.000%, 11/15/18	1,004
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	762

		1,766

	General Obligation — 0.0% (g)
60	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16	61
80	Town of Cheshire, GO, 4.000%, 08/01/19	88

		149

	Housing — 0.2%
860	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, Rev., 4.000%, 11/15/32	916

	Prerefunded — 0.0% (g)
50	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16 (p)	51

	Total Connecticut	2,882

	Delaware — 0.3%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	107
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	111

		218

	Housing — 0.2%
880	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	932

	Total Delaware	1,150

	District of Columbia — 0.3%
	Other Revenue — 0.2%
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	181
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	242
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	230

		653

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	204
150	Series C, Rev., 5.000%, 10/01/19	171

		375

	Total District of Columbia	1,028

	Florida — 3.7%
	Certificate of Participation/Lease — 0.0% (g)
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	129

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education — 0.0% (g)
80	Florida State Board Education, Lottery, Series A, Rev., 5.000%, 07/01/17	85
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	138

		223

	General Obligation — 0.1%
50	Florida State Board Education, Publication Education Capital Outlay, Series B, GO, 5.000%, 06/01/16	51
100	Florida State Board of Education, Public Education Capital Outlay, Series C, GO, 5.000%, 06/01/17	107
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	166

		324

	Housing — 1.4%
70	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	73
	Florida Housing Finance Corp., Homeowner Mortgage,
340	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	345
915	Series C, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/35	977
350	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	371
1,000	Florida Housing Finance Corp., Multifamily Housing, Crossings at Indian Run Apartments, Series G, Rev., 0.550%, 06/01/16	1,000
1,225	Florida Housing Finance Corp., Multifamily Housing, Ridge Club Apartments, Series B, Rev., 0.400%, 12/01/15	1,225
325	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	343
1,000	Miami-Dade County Housing Finance Authority, Multifamily Housing, Golfside Villas Apartments Project, Rev., 0.550%, 05/01/16	1,000

		5,334

	Other Revenue — 1.3%
50	City of Jacksonville, Capital Improvement, Rev., 4.000%, 10/01/16	51
1,900	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 0.950%, 12/18/15	1,900
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	307
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	522
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	519
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	784
250	Miami-Dade County Special Obligation, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/16	254
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	505
265	Sumter County IDA, Central Florida Health Alliance Projects, Series A, Rev., 4.000%, 07/01/16	270

		5,112

	Prerefunded — 0.1%
145	City of Sarasota, GO, NATL-RE, 4.750%, 07/01/17 (p)	154
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., NATL-RE, 5.000%, 07/01/16 (p)	104

		258

	Utility — 0.6%
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	791
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.263%, 10/01/21	941
70	Orlando Utilities Commission, Utility System, Series C, Rev., 5.000%, 10/01/17	75
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	575
50	West Palm Beach, Florida Utility System, Series A, Rev., AGM, 5.000%, 10/01/16	52

		2,434

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	591
110	Miami-Dade County, Water & Sewer, Series C, Rev., 5.250%, 10/01/16	114

		705

	Total Florida	14,519

	Georgia — 1.8%
	Education — 0.1%
430	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	445

	General Obligation — 0.6%
250	Dougherty County, School District, Sales Tax, GO, 4.000%, 12/01/16	259
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	152
50	Henry County School District, GO, 5.000%, 12/01/17	54
100	Paulding County School District, GO, 5.000%, 02/01/17	105
185	Scool District of the City of Gainesville, GO, 5.000%, 12/01/16	194
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	173
425	Series E, GO, 5.000%, 07/01/16	437
150	Series G, GO, 5.000%, 12/01/17	163
360	Series I, GO, 5.000%, 11/01/21	432
225	Walton County School District, GO, 4.000%, 08/01/17	237

		2,206

	Housing — 0.2%
	Georgia Housing & Finance Authority, Non Single Family,
430	Series B, Rev., 4.000%, 12/01/29	455
460	Subseries A-1, Rev., 4.000%, 06/01/44	493
45	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	48

		996

	Prerefunded — 0.2%
635	Douglas County School District, GO, AGM, 5.000%, 04/01/17 (p)	672
	State of Georgia,
50	Series E, GO, 5.000%, 08/01/17 (p)	54
100	Series G, GO, 5.000%, 12/01/17 (p)	108

		834

	Transportation — 0.5%
2,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.290%, 07/01/17	1,993

	Utility — 0.1%
400	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16	405

	Water & Sewer — 0.1%
200	Cherokee County Water & Sewerage Authority, Series 2006, Rev., AGM, 4.000%, 08/01/17	211
150	Macon Water Authority, Water & Sewer System, Series B, Rev., 4.000%, 10/01/17	158

		369

	Total Georgia	7,248

	Guam — 0.1%
	Special Tax — 0.1%
350	Government of Guam, Business Privilege Tax, Series D, Rev., 5.000%, 11/15/39	386

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, AMT, 5.000%, 08/01/17	399

	Illinois — 2.6%
	General Obligation — 0.7%
235	City of Chicago, Series 2006A, GO, AGM, 4.750%, 01/01/30	235
	City of Chicago, Board of Education,
60	Series B, GO, AGM, 5.000%, 12/01/15	60
350	Series D, GO, 3.500%, 12/01/15	350
1,000	County of Cook, Series A, GO, 5.000%, 11/15/17	1,057
500	County of Cook, Community College District No. 508, City Colleges of Chicago, Unlimited Tax, GO, 4.000%, 12/01/15	500
370	Village of Kenilworth, Series B, GO, 4.000%, 12/01/16	383

		2,585

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.5%
1,995	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., AMT, 4.000%, 02/01/35	2,104

	Other Revenue — 0.8%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	522
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	550
1,455	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,455
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	325
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	233
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	272

		3,357

	Prerefunded — 0.1%
165	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16 (p)	177
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.750%, 12/01/17 (p)	127

		304

	Special Tax — 0.1%
255	Chicago Board of Education, Series A, Rev., AMBAC, Zero Coupon, 12/01/15	255
170	City of Chicago, Board of Education, Series 1999A, Rev., NATL-RE, Zero Coupon, 12/01/15	170

		425

	Transportation — 0.1%
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	366

	Utility — 0.3%
1,000	City of Springfield, Electric Revenue, Rev., AGM, 5.000%, 03/01/40	1,106

	Total Illinois	10,247

	Indiana — 3.3%
	Education — 0.2%
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	103
25	Hamilton Southeastern Industrial Construction, School Building Corp., Rev., AGM, 5.000%, 01/15/17	26
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	112
300	Westfield Washington Multi-School Building Corp., Rev., AGM, 4.000%, 01/15/16	301
150	Zionsville Indiana Community Schools Building Corp., Series B, Rev., 3.000%, 07/15/17	156

		698

	General Obligation — 0.5%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, GO, VAR, 1.750%, 06/01/18	1,867

	Hospital — 0.1%
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	355

	Housing — 0.1%
235	Indiana Housing & Community Development Authority, Home First Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	248
285	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	302

		550

	Other Revenue — 2.4%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	262
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, 0.760%, 12/02/19	2,949
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.850%, 10/01/19	2,515
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	572
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	860
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	252

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
1,685	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,716
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	328
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	115

		9,569

	Total Indiana	13,039

	Iowa — 0.2%
	General Obligation — 0.0% (g)
75	City of Bettendorf, Series B, GO, 3.000%, 06/01/17	78

	Housing — 0.2%
290	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	314
240	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	255

		569

	Total Iowa	647

	Kansas — 0.6%
	Education — 0.0% (g)
75	Kansas State Development Finance Authority, Series C, Rev., 3.500%, 03/01/17	78

	General Obligation — 0.2%
935	Ford County, Unified School District No. 443, GO, 5.000%, 09/01/16	967
25	Kansas Unified School District No. 259 Sedgwick County, Series C, GO, 4.000%, 09/01/17	27

		994

	Housing — 0.1%
210	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	218

	Other Revenue — 0.1%
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	491
25	Kansas State Development Finance Authority, Department of Commerce Impact Program, Rev., 4.000%, 06/01/17	26

		517

	Prerefunded — 0.1%
300	Counties of Reno & Labette, Single Family Mortgage Revenue, Series A, Rev., FGIC, Zero Coupon, 12/01/15 (p)	300

	Transportation — 0.1%
	Kansas State Department of Transportation, Highway,
225	Series A, Rev., 5.000%, 09/01/16	233
25	Series A, Rev., 5.000%, 09/01/17	27

		260

	Total Kansas	2,367

	Kentucky — 0.7%
	Housing — 0.0% (g)
135	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	142

	Utility — 0.7%
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,563

	Total Kentucky	2,705

	Louisiana — 1.9%
	General Obligation — 0.1%
500	City of New Orleans, Sewerage Service, GO, 5.000%, 06/01/18	546

	Hospital — 0.6%
2,315	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries of Our Lady Health System Project, Series A, Rev., 4.000%, 07/01/39	2,344

	Other Revenue — 0.9%
50	Baton Rouge, Public Improvement Sales Tax, Series A-2, Rev., AGM, 4.000%, 08/01/16	52
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,014
1,350	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.000%, 05/15/47	1,449
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	116

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,055

		3,686

	Transportation — 0.3%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	983

	Total Louisiana	7,559

	Maine — 0.8%
	Housing — 0.7%
	Maine State Housing Authority,
1,865	Series A-1, Rev., AMT, 4.500%, 11/15/28	1,968
660	Series B, Rev., 4.000%, 11/15/43	701

		2,669

	Other Revenue — 0.1%
	Maine Health & Higher Educational Facilities Authority,
490	Rev., 4.000%, 07/01/44	492
50	Series A, Rev., AMBAC, 5.000%, 07/01/17	53
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	113

		658

	Total Maine	3,327

	Maryland — 0.4%
	General Obligation — 0.0% (g)
100	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	108

	Housing — 0.2%
575	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	609

	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.125%, 12/01/17 (p)	32

	Transportation — 0.2%
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	106
540	Rev., GRAN, 5.250%, 03/01/19	612

		718

	Total Maryland	1,467

	Massachusetts — 1.9%
	Education — 0.4%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	811
500	Series J, Rev., AMT, 5.000%, 07/01/18	536

		1,347

	General Obligation — 0.1%
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	342
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	120

		462

	Housing — 1.0%
	Massachusetts Housing Finance Agency, Single Family Housing,
855	Series 167, Rev., 4.000%, 12/01/43	911
1,880	Series 169, Rev., 4.000%, 12/01/44	2,035
960	Series 177, Rev., AMT, 4.000%, 06/01/39	1,027

		3,973

	Other Revenue — 0.0% (g)
100	Massachusetts States Water Pollution, Abatement Trust, Series A, Rev., 5.250%, 08/01/17	108

	Prerefunded — 0.4%
25	City of New Bedford, Qualified Municipal Purpose Loan, GO, AGM, 4.000%, 02/15/17 (p)	26
510	Commonwealth of Massachusetts, Consolidate Loan of 2007, Series C, GO, AMBAC, 5.000%, 08/01/17 (p)	545
265	Commonwealth of Massachusetts, Consolidate Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	293
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	760
25	Massachusetts State Development Finance Agency, Phillips Academy, Rev., 5.000%, 09/01/16 (p)	26

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
25	Massachusetts State Health & Educational Facilities Authority, Institute of Technology, Series A, Rev., 5.000%, 07/01/17 (p)	27

		1,677

	Total Massachusetts	7,567

	Michigan — 2.5%
	Education — 0.3%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/17	1,058

	General Obligation — 0.7%
525	Counties of Washtenaw & Wayne, School District, GO, AGM, Q-SBLF, 5.000%, 05/01/16	527
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	613
650	GO, 5.000%, 05/01/19	728
930	GO, 5.000%, 05/01/20	1,065

		2,933

	Housing — 0.8%
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	443
340	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	363
2,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A, Rev., 4.000%, 06/01/46	2,161

		2,967

	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,051
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	223
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Rev., VAR, 4.000%, 06/01/16	306

		1,580

	Prerefunded — 0.3%
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/15 (p)	1,255

	Total Michigan	9,793

	Minnesota — 2.7%
	Certificate of Participation/Lease — 0.2%
650	Northeastern Metropolitan, Intermediate School District No. 916, Series B, COP, 4.000%, 02/01/42	659

	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	325

	General Obligation — 0.1%
205	Fisher Independent School District No. 600, Series A, GO, 2.000%, 02/01/17	208
75	Holdingford Minnesota Independent School District No. 738, Series A, GO, 5.000%, 02/01/17	79
100	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/18	111
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	161

		559

	Housing — 1.8%
285	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	301
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
250	Series A, Rev., GNMA/COLL, 4.500%, 12/01/26	264
80	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	81
200	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	212
270	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program, Series E, Rev., GNMA/FNMA/FHLMC, 4.000%, 01/01/35	285
125	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	132

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
135	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/31	143
	Minnesota Housing Finance Agency, Residential Housing Finance,
550	Series A, Rev., 4.000%, 07/01/38	590
1,955	Series A, Rev., AMT, GNMA/FNMA/FHLMC/COLL, 4.000%, 01/01/41	2,106
830	Series B, Rev., 4.000%, 01/01/38	891
1,370	Series C, Rev., AMT, GNMA/FNMA/FHLMC/COLL, 4.000%, 01/01/45	1,466
400	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	416

		6,887

	Other Revenue — 0.5%
2,000	Minnesota Housing Finance Agency, Multifamily Housing, Minneapolis Preservation Portfolio Project, Rev., VAR, 0.550%, 08/01/16	1,999

	Total Minnesota	10,429

	Mississippi — 0.2%
	General Obligation — 0.1%
85	DeSoto County School District, GO, 4.000%, 05/01/17	89
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	181

		270

	Other Revenue — 0.1%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	615

	Total Mississippi	885

	Missouri — 2.5%
	Education — 0.3%
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	368
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	759

		1,127

	Housing — 0.5%
70	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	74
1,000	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B-2, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/45	1,085
740	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	796
130	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	140

		2,095

	Other Revenue — 1.4%
20	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/17	20
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
250	Series A, Rev., 5.000%, 01/01/16	251
225	Series B, Rev., 5.000%, 07/01/25	263
	Missouri State Health & Educational Facilities Authority, CoxHealth,
2,500	Series A, Rev., 5.000%, 11/15/35	2,804
2,000	Series A, Rev., 5.000%, 11/15/39	2,227

		5,565

	Prerefunded — 0.3%
5	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/16 (p)	5
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.000%, 09/01/18 (p)	55
1,000	Missouri Highways & Transportation Commission, First Lien State Road, Series B, Rev., 5.000%, 05/01/16 (p)	1,020

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/16 (p)	102

		1,182

	Transportation — 0.0% (g)
25	Missouri State Highways & Transportation Commission, State Road Revenue Federal Reimbursement, Series A, Rev., 5.000%, 05/01/17	27

	Total Missouri	9,996

	Montana — 0.2%
	Housing — 0.2%
610	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	645
310	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	324

	Total Montana	969

	Nebraska — 0.3%
	Utility — 0.3%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	824
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	326

	Total Nebraska	1,150

	Nevada — 0.1%
	General Obligation — 0.1%
100	Clark County School District, Series A, GO, 5.000%, 06/15/20	110
	Las Vegas Valley Water District,
50	Series B, GO, 4.000%, 03/01/17	52
100	Series D, GO, 5.000%, 06/01/16	103

		265

	Other Revenue — 0.0% (g)
30	County of Clark, Sales & Excise Tax, Series B, Rev., 3.000%, 07/01/17	31

	Prerefunded — 0.0% (g)
50	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	50
35	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16 (p)	35
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.000%, 12/01/17 (p)	27

		112

	Total Nevada	408

	New Hampshire — 0.4%
	Housing — 0.1%
360	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	372
130	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	138

		510

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,027

	Total New Hampshire	1,537

	New Jersey — 3.2%
	Education — 0.7%
300	New Jersey Economic Development Authority, School Facilities Construction, Series K, Rev., NATL-RE, 5.250%, 12/15/15	301
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1, Rev., 5.000%, 12/01/15	500
505	Series 1A, Rev., AMT, 4.000%, 12/01/15	505
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,000
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	533

		2,839

	General Obligation — 0.5%
100	City of Paterson, General Improvement, GO, AGM, 5.000%, 06/15/16	102
25	County of Gloucester, GO, 3.000%, 03/01/17	26
50	Egg Harbor Township School District, GO, AGM, 4.000%, 09/15/16	52
300	Middlesex County, Township of Monroe, GO, 3.000%, 02/01/16	301
410	Middletown Township Board Education, GO, 5.000%, 08/01/17	439
570	Teaneck Township, Education Board, GO, AGM, 4.250%, 07/15/21	581
180	Township of Maplewood, GO, 4.000%, 10/01/16	185
205	Township of Montville, GO, 4.000%, 08/15/20	229

		1,915

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.4%
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	999
450	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	461

		1,460

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	115
300	New Jersey Building Authority, Series B, Rev., NATL-RE, 5.250%, 12/15/15	300
50	New Jersey Environmental Infrastructure Trust, Series C, Rev., 5.000%, 09/01/17	54

		469

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.000%, 10/15/18 (p)	111
120	New Jersey Economic Development Authority, Rev., 5.000%, 12/15/17 (p)	130
140	New Jersey Economic Development Authority, School Construction, Series Y, Rev., 4.750%, 09/01/18 (p)	154
25	State of New Jersey, Qualified General Improvement, Series A, GO, AGM, 4.250%, 08/01/16 (p)	26

		421

	Transportation — 1.4%
500	New Jersey State Turnpike Authority, Rev., 3.375%, 01/01/31	497
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.000%, 09/15/18	1,622
140	New Jersey Transportation Trust Fund Authority, Series B, Rev., NATL-RE, 5.500%, 12/15/15	140
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	107
2,620	Series A, Rev., AMBAC, 5.500%, 12/15/15	2,625
300	Series B-1, Rev., 3.500%, 12/15/16	307
100	Series B-2, Rev., XLCA, 5.000%, 12/15/16	104

		5,402

	Total New Jersey	12,506

	New Mexico — 0.3%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
510	Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 03/01/43	544
105	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	111
55	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	56

		711

	Other Revenue — 0.1%
25	City of Albuquerque, Series A, Rev., 5.000%, 07/01/17	27
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	114

		141

	Special Tax — 0.0% (g)
100	New Mexico State, Severance Tax, Series A, Rev., 5.000%, 07/01/17	107

	Transportation — 0.0% (g)
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	114

	Total New Mexico	1,073

	New York — 4.0%
	Education — 0.1%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	319
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	161

		480

	General Obligation — 1.7%
1,170	County of Orange, Various Purpose, GO, AGM, 2.000%, 08/15/16	1,183
800	Hilton Central School District, GO, 4.000%, 06/15/16	816
	New York City,
155	Series B, GO, 5.000%, 08/01/16	160
100	Series E-1, GO, 5.250%, 10/15/17	108
1,800	Owego Apalachin Central School District, GO, RAN, 1.500%, 10/28/16	1,812

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
2,500	Port Jefferson Union Free School District, Suffolk County, GO, 1.500%, 06/27/16	2,514
100	Town of Oyster Bay, Public Improvement, Series A, GO, 4.000%, 03/15/16	101
95	Valhalla Union Free School District, GO, 2.000%, 10/15/17	97

		6,791

	Housing — 1.0%
1,815	New York Mortgage Agency, Homeowner Mortgage, Series 186, Rev., AMT, 1.700%, 10/01/18	1,829
1,880	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	1,968

		3,797

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,021
30	New York State Urban Development Corp., Personal Income Tax, Series C, Rev., 4.000%, 12/15/16	31

		1,052

	Other Revenue — 0.1%
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	200
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, FGIC, 5.000%, 01/15/18	105

		305

	Prerefunded — 0.2%
25	City of Schenectady, Industrial Development Agency, Union College Project, Rev., 5.000%, 07/01/16 (p)	26
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	772
40	New York State Dormitory Authority, Personal Income Tax, Series D, Rev., 5.000%, 09/15/16 (p)	41
50	New York State Dormitory Authority, Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16 (p)	52
30	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/17 (p)	32
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	115

		1,038

	Special Tax — 0.1%
	New York State Dormitory Authority, Personal Income Tax,
100	Series A, Rev., 4.000%, 02/15/19	109
170	Series D, Rev., 5.000%, 06/15/17	181

		290

	Transportation — 0.5%
875	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.586%, 11/01/22	850
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D - 2A, Rev., VAR, AGM, 0.638%, 05/15/17	999

		1,849

	Water & Sewer — 0.0% (g)
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	256

	Total New York	15,858

	North Carolina — 0.4%
	Certificate of Participation/Lease — 0.1%
250	North Carolina Infrastructure Financial Corp., Capital Improvement, Series A, COP, AGM, 5.000%, 05/01/16	255

	Education — 0.0% (g)
25	University of North Carolina, Greensboro, Rev., 3.000%, 04/01/17	26

	General Obligation — 0.1%
50	County of Wake, Public Improvement, Series A, GO, 5.000%, 04/01/17	53
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	196
200	New Hanover County, GO, 5.000%, 12/01/20	236

		485

	Housing — 0.1%
	North Carolina Housing Finance Agency, Home Ownership,
375	Series 1, Rev., 4.500%, 07/01/28	391
195	Series 2, Rev., 4.250%, 01/01/28	202

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
15	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	16

		609

	Prerefunded — 0.1%
250	City of Mooresville, COP, 5.000%, 09/01/17 (p)	269
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.500%, 01/01/18 (p)	111

		380

	Total North Carolina	1,755

	North Dakota — 1.1%
	Housing — 1.1%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
555	Series A, Rev., 3.750%, 07/01/42	582
685	Series A, Rev., 4.000%, 07/01/34	736
415	Series B, Rev., 4.500%, 01/01/28	440
145	Series B, Rev., 5.000%, 07/01/28	154
2,000	Series D, Rev., 4.000%, 07/01/46	2,170
325	Series D, Rev., 4.250%, 07/01/28	348

	Total North Dakota	4,430

	Ohio — 2.3%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	220

	General Obligation — 0.3%
100	Counties of Clark & Miami, Tecumseh Local School District, Various Purpose, GO, Zero Coupon, 12/01/15	100
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.000%, 12/01/17	59
	State of Ohio, Higher Education,
110	Series B, GO, 5.000%, 08/01/23	132
715	Series C, GO, 5.000%, 08/01/17	766
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	227

		1,284

	Hospital — 0.1%
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	206

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
125	Series 1, Rev., GNMA/FNMA/FHLMC, 4.800%, 11/01/28	132
120	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	126
465	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	494
285	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	301

		1,053

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	119

	Other Revenue — 1.1%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.000%, 12/01/20	1,167
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	1,019
2,145	Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System, Rev., 5.000%, 12/01/15	2,145
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Rev., 5.000%, 01/01/17	26
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15	151

		4,508

	Prerefunded — 0.4%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	203
160	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/17 (p)	168
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
115	Series C, Rev., 3.000%, 11/15/16 (p)	118
120	Series C, Rev., 3.000%, 05/15/17 (p)	124

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
175	Series C, Rev., 3.000%, 11/15/17 (p)	183
340	Series C, Rev., 3.000%, 11/15/18 (p)	359
370	State of Ohio, Series A, GO, 5.000%, 06/15/16 (p)	379
25	Uhrichsville Recreational Facilities Construction, GO, AGC, 4.750%, 06/01/17 (p)	26

		1,560

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	16

	Total Ohio	8,966

	Oklahoma — 0.3%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
150	Series A, Rev., GNMA/COLL, 4.750%, 03/01/28	162
155	Series B, Rev., GNMA/COLL, 4.500%, 09/01/27	164

		326

	Transportation — 0.2%
	Tulsa Airports Improvement Trust,
250	Series A, Rev., AMT, 3.000%, 06/01/16	252
400	Series B, Rev., AMT, 3.000%, 06/01/16	404

		656

	Total Oklahoma	982

	Oregon — 1.0%
	Housing — 0.3%
820	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	875
190	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., GNMA/FNMA/FHLMC/COLL FHA INS, 1.650%, 01/01/17	191

		1,066

	Other Revenue — 0.1%
	Oregon State Department Administrative Services, Lottery,
30	Series A, Rev., 3.500%, 04/01/17	31
75	Series A, Rev., AGM, 4.000%, 04/01/17	78
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/18	411

		520

	Prerefunded — 0.3%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/19 (p)	111
1,000	Series A, Rev., AGM, 5.000%, 04/01/17 (p)	1,058

		1,169

	Transportation — 0.3%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,144

	Water & Sewer — 0.0% (g)
45	City of Portland, Sewer System, Series A, Rev., 5.000%, 10/01/17	48

	Total Oregon	3,947

	Pennsylvania — 2.2%
	Education — 0.4%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	298
350	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Series AP, Rev., 2.000%, 06/15/16	353
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	408
400	Series A, Rev., 5.000%, 07/15/17	425

		1,484

	General Obligation — 0.1%
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20	117
190	GO, NATL-RE, 5.375%, 07/01/16	196

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
125	Council Rock School District, Bucks County, Series B, GO, 3.000%, 11/15/17	130
25	County of Allegheny, Series C-68, GO, 5.000%, 11/01/16	26
25	State of Pennsylvania, Series 2004, GO, AGM-CR, 5.375%, 07/01/17	27

		496

	Housing — 1.1%
2,040	Pennsylvania Housing Finance Agency, Single Family, Series 116A, Rev., AMT, 3.500%, 10/01/35	2,103
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
160	Series 112, Rev., 5.000%, 04/01/28	170
1,500	Series 118A, Rev., AMT, 3.500%, 04/01/40	1,579
425	Series 96-B, Rev., 3.950%, 10/01/16	435

		4,287

	Prerefunded — 0.0% (g)
50	Delaware River Joint Toll Bridge Commission, Series A, Rev., NATL-RE, 4.500%, 07/01/17 (p)	53
25	Reading Area Water Authority, Rev., AGM, 5.000%, 06/01/17 (p)	26

		79

	Transportation — 0.5%
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., VAR, 0.460%, 12/01/17	1,991

	Utility — 0.1%
285	Philadelphia Gas Works, Series 13, Rev., 3.000%, 08/01/16	290

	Total Pennsylvania	8,627

	South Carolina — 3.2%
	Education — 0.4%
175	Allendale County School District, Rev., 2.000%, 12/01/15	175
1,455	University of South Carolina Athletic Facilities, Rev., 4.000%, 05/01/45	1,517

		1,692

	General Obligation — 1.4%
25	Lexington County School District No. 1, Series C, GO, SCSDE, 5.000%, 02/01/17	26
5,250	School District No. 6 of Spartanburg County, GO, SCSDE, 5.000%, 04/01/17	5,561

		5,587

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,020

	Other Revenue — 0.1%
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	250

	Prerefunded — 0.0% (g)
75	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District, South Carolina Project, Rev., 5.250%, 12/01/15 (p)	75

	Transportation — 0.6%
2,340	South Carolina State Ports Authority, Rev., AMT, 4.000%, 07/01/40	2,344

	Utility — 0.1%
175	South Carolina State Public Service Authority, Series C, Rev., 5.000%, 12/01/17	189

	Water & Sewer — 0.1%
250	City of Charleston, Waterworks & Sewer system, Rev., 5.000%, 01/01/17	262

	Total South Carolina	12,419

	South Dakota — 0.8%
	Housing — 0.7%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
770	Series D, Rev., AMT, 4.000%, 11/01/29	803
1,180	Series F, Rev., 4.000%, 11/01/44	1,254
155	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	164
430	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	459

		2,680

	Other Revenue — 0.1%
430	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	435

	Total South Dakota	3,115

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Tennessee — 0.9%
	General Obligation — 0.0% (g)
50	Montgomery County School & Public Improvement, GO, 3.000%, 04/01/17	52

	Housing — 0.9%
1,000	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.000%, 01/01/46	1,084
	Tennessee Housing Development Agency, Homeownership Program,
215	Series 1A, Rev., AMT, 4.500%, 01/01/38	229
25	Series 1C, Rev., AMT, 3.750%, 01/01/25	26
240	Series A, Rev., AMT, 4.500%, 07/01/31	255
	Tennessee Housing Development Agency, Housing Finance Program,
130	Series A, Rev., 4.500%, 01/01/28	137
245	Series B, Rev., 4.500%, 01/01/28	262
1,225	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,306

		3,299

	Prerefunded — 0.0% (g)
40	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., 4.000%, 05/01/16 (p)	40

	Total Tennessee	3,391

	Texas — 6.1%
	Education — 0.3%
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,000
	University of Texas, Financing System,
100	Series A, Rev., 4.000%, 08/15/17	106
60	Series A, Rev., 5.000%, 08/15/16	62

		1,168

	General Obligation — 2.4%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	117
150	City of El Paso, GO, 5.000%, 08/15/18	166
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	479
150	City of Forth Worth, Tarrant, Denton,parker & Wise Counties, GO, 3.000%, 03/01/17	155
25	City of Houston, Community College System, GO, 5.000%, 02/15/17	26
750	County of Brazoria, Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 3.000%, 08/14/17	776
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	301
815	GO, PSF-GTD, Zero Coupon, 08/15/19	778
135	GO, PSF-GTD, Zero Coupon, 08/15/20	125
460	Crandall Independent School District, Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	459
25	Cypress-Fairbanks Independent School District, Schoolhouse, GO, PSF-GTD, 5.000%, 02/15/16	25
650	Dallas County Community College District, GO, 5.000%, 02/15/16	657
100	Eagle Mountain & Saginaw Independent School District, Series B, GO, PSF-GTD, 4.000%, 08/15/17	105
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	214
	Harris County Permanent Improvement,
375	Series A, GO, 5.000%, 10/01/18	416
25	Series B, GO, 4.000%, 10/01/16	26
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	250
3,555	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 2.125%, 08/01/20	3,559
170	State of Texas, GO, 5.000%, 04/01/16	173
35	Tarrant Country, Limited Tax, GO, 5.000%, 07/15/16	36
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	200

		9,213

	Hospital — 0.1%
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	399

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 1.3%
2,500	Mckinney Housing Finance Corp. Multifamily Housing, Lakes of El Dorado Apartments, Rev., 0.600%, 10/01/16	2,500
2,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Ash Lane Apartments, Rev., 0.600%, 10/01/16	1,999
590	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.250%, 01/01/34	634

		5,133

	Other Revenue — 0.5%
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	2,076

	Prerefunded — 0.4%
25	Canton Texas Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/17 (p)	26
200	City of Dallas, Improvement, Series 2007, GO, 5.000%, 02/15/17 (p)	211
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	197
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/19 (p)	192
615	North Texas Tollway Authority, First Tier, Series E-3, Rev., VAR, 5.750%, 01/01/16 (p)	618
15	State of Texas, GO, 5.000%, 04/01/16 (p)	15
25	Texas Transportation Commission, Highway Fund, Rev., 5.000%, 04/01/17 (p)	26
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/18 (p)	109

		1,394

	Special Tax — 0.1%
295	City of Irving, Hotel Occupancy Tax, Series B, Rev., 2.000%, 08/15/17	296

	Transportation — 0.3%
950	City of Houston, Airport System Revenue, Series P-1, Rev., VAR, AGM, 0.340%, 07/01/30	880
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	54
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	155
105	Texas Transportation Commission, Highway, First Tier, Series A, Rev., 4.750%, 04/01/17	111

		1,200

	Utility — 0.2%
400	City of Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., VAR, 2.000%, 12/01/27	400
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	169
25	Lower Colorado River Authority, Transmission Corp. Project, Series A, Rev., 5.000%, 05/15/17	27
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16	278
65	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien, Series A, Rev., 5.000%, 12/15/15	65

		939

	Water & Sewer — 0.5%
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.690%, 11/01/16	2,000

	Total Texas	23,818

	Utah — 0.1%
	General Obligation — 0.1%
50	Central Utah Water Conservancy District, Series C, GO, 2.500%, 04/01/17	51
20	Davis County, School District, School Building Guaranty Program, GO, 4.000%, 06/01/16	20
145	State of Utah, Series A, GO, 5.000%, 07/01/20	170

		241

	Prerefunded — 0.0% (g)
25	Weber Basin, Utah Water Conservancy District, Series A, Rev., AMBAC, 5.250%, 10/01/17 (p)	27

	Utility — 0.0% (g)
55	Spanish Fork City, Water Revenue, Rev., AGM, 2.000%, 06/01/16	56

	Total Utah	324

	Vermont — 1.0%
	Housing — 0.9%
	Vermont Housing Finance Agency, Multiple Purpose,
1,825	Series B, Rev., 4.000%, 11/01/44	1,960

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
1,585	Series B, Rev., AMT, 4.125%, 11/01/42	1,648

		3,608

	Other Revenue — 0.1%
310	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	331

	Total Vermont	3,939

	Virginia — 0.3%
	Education — 0.0% (g)
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16	103

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	606

	Other Revenue — 0.2%
	Virginia Public Building Authority, Public Facilities,
115	Rev., 5.000%, 08/01/17	123
50	Series A, Rev., 5.000%, 08/01/17	54
50	Series D, Rev., 5.000%, 08/01/17	53
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	178
175	Series B, Rev., 5.000%, 11/01/26	205

		613

	Total Virginia	1,322

	Washington — 1.3%
	General Obligation — 0.1%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.000%, 12/01/17	81
80	Island County, School District No. 201 Oak Harbor, GO, AGM, 5.000%, 12/01/16	84
25	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	26
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	115

		306

	Hospital — 0.6%
2,245	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	2,350

	Housing — 0.3%
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	366
715	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.250%, 10/01/32	768

		1,134

	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	110

	Transportation — 0.1%
	Port of Seattle,
100	Series A, Rev., 5.000%, 08/01/16	103
70	Series A, Rev., AMBAC, 5.000%, 10/01/16	73
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR MBIA, 5.500%, 12/01/19	127

		303

	Utility — 0.1%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	406
50	City of Tacoma, Solid Waste, Rev., 5.000%, 12/01/17	54
50	Public Utility District No. 1 of Benton County, Electric, Rev., 4.000%, 11/01/16	52

		512

	Water & Sewer — 0.1%
300	Pierce County Sewer, Rev., 4.000%, 08/01/16	307

	Total Washington	5,022

	West Virginia — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Rev., VAR, 2.250%, 09/01/16	1,007

	Wisconsin — 0.3%
	General Obligation — 0.1%
95	County of Milwaukee, Corporate Purpose, Series A, GO, 2.000%, 10/01/17	97

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	106

		203

	Hospital — 0.0% (g)
100	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 3.000%, 07/01/16	101

	Other Revenue — 0.2%
	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc.,
400	Rev., 4.000%, 05/01/16	406
350	Rev., 4.000%, 05/01/17	363

		769

	Total Wisconsin	1,073

	Wyoming — 0.8%
	Housing — 0.6%
	Wyoming Community Development Authority Housing,
270	Series 1, Rev., AMT, 4.000%, 06/01/32	272
2,000	Series 6, Rev., 4.000%, 06/01/45	2,169

		2,441

	Other Revenue — 0.2%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	665

	Total Wyoming	3,106

	Total Municipal Bonds (Cost $255,654)	258,199

Quarterly Demand Notes — 2.8%
	Tennessee — 1.3%
5,000	Lewisburg Industrial Development Board, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VRDO, 0.550%, 02/01/16	5,000

	Texas — 1.5%
3,000	Mission Economic Development Corp., Solid Waste Disposal, Allied Waste, Inc. Project, Series A, Rev., VRDO, 0.500%, 01/04/16	3,000
3,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Rev., VRDO, 0.600%, 02/01/16	3,000

	Total Texas	6,000

	Total Quarterly Demand Notes (Cost $11,000)	11,000

U.S. Treasury Obligation — 0.9%
3,451	U.S. Treasury Note, 2.250%, 11/15/25 (Cost $3,431)	3,461

Weekly Demand Notes — 11.4%
	California — 1.2%
2,000	California State Infrastructure and Economy Development Bank, The J. Paul Getty Trust, Series B-1, Rev., 0.290%, 12/03/15	1,983
2,650	California Statewide Communities Development Authority, Kaiser Permanente, Series M, Rev., VRDO, 0.010%, 12/03/15	2,650

	Total California	4,633

	Delaware — 0.0% (g)
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.260%, 12/03/15	150

	Georgia — 0.3%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.020%, 12/03/15	295
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.010%, 12/03/15	700

	Total Georgia	995

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.010%, 12/03/15	850

	Maryland — 0.6%
2,430	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/03/15	2,430

	Massachusetts — 0.6%
2,500	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.010%, 12/03/15	2,500

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Missouri — 1.3%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/03/15	2,600
1,275	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.010%, 12/03/15	1,275
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.030%, 12/03/15	1,200

	Total Missouri	5,075

	New Mexico — 1.0%
3,815	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.010%, 12/03/15	3,815

	New York — 1.2%
1,000	New York City, Series J-7, GO, VAR, 0.480%, 12/03/15	997
2,975	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.010%, 12/03/15	2,975
770	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank, N.A., 0.020%, 12/03/15	770

	Total New York	4,742

	North Carolina — 1.3%
3,595	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/03/15	3,595
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.020%, 12/03/15	1,055
350	North Carolina Medical Commission Health Care Facilities, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/03/15	350

	Total North Carolina	5,000

	Ohio — 0.6%
1,600	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/03/15	1,600
800	Ohio State University, Series B, GO, VRDO, 0.010%, 12/03/15	800

	Total Ohio	2,400

	Pennsylvania — 0.3%
1,000	Downingtown Area School District, Chester County, GO, VAR, 0.380%, 12/03/15	1,000

	Rhode Island — 0.2%
800	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.010%, 12/03/15	800

	South Carolina — 0.2%
850	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.050%, 12/03/15	850

	Tennessee — 0.9%
3,550	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.100%, 12/03/15	3,550

	Texas — 0.4%
1,060	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/03/15	1,060
485	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.010%, 12/03/15	485
200	University of Texas, Financing System, Series B-1, Rev., VRDO, 0.010%, 12/03/15	200

	Total Texas	1,745

	Virginia — 1.1%
885	Capital Region Airport Commission, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/03/15	885
3,450	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.010%, 12/03/15 (e)	3,450

	Total Virginia	4,335

	Total Weekly Demand Notes (Cost $44,875)	44,870

SHARES
Investment Companies — 0.3%
	Fixed income — 0.3%
40	BlackRock Corporate High Yield Fund, Inc.	397
57	BlackRock Debt Strategies Fund, Inc.	189
12	Blackstone/GSO Strategic Credit Fund	173
9	Eaton Vance Floating-Rate Income Trust	113
11	Eaton Vance Senior Income Trust	65
9	Invesco Dynamic Credit Opportunities Fund	93

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Investment Companies — continued
	Fixed income — continued
11	Nuveen Credit Strategies Income Fund	85
4	Nuveen Floating Rate Income Opportunity Fund	44
8	Prudential Global Short Duration High Yield Fund, Inc.	117

	Total Investment Companies (Cost $1,308)	1,276

PRINCIPAL AMOUNT
Loan Assignments — 0.4%
	Consumer Staples — 0.1%
	Household Products — 0.1%
510	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	483
141	Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/27/22	140

	Total Consumer Staples	623

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
265	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	266
105	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	76

	Total Energy	342

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
150	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	143
150	Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	149

	Total Health Care	292

	Industrials — 0.1%
	Machinery — 0.0% (g)
56	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	51

	Marine — 0.1%
209	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20 ^	200

	Trading Companies & Distributors — 0.0% (g)
62	Univar USA, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	60

	Total Industrials	311

	Total Loan Assignments (Cost $1,605)	1,568

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
249	Eurodollar, Expiring 12/14/15, at $98.75, American Style	1

	Total Options Purchased (Cost $102)	1

PRINCIPAL AMOUNT
Short-Term Investments — 0.4%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
500	0.090%, 01/21/16 (k) (n)	500
375	0.186%, 03/17/16 (k) (n)	375

	Total U.S. Treasury Obligations	875

SHARES
	Investment Company — 0.2%
696	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.060% (b) (l) †	696

	Total Short-Term Investments (Cost $1,571)	1,571

	Total Investments — 101.1% (Cost $396,606)	396,624
	Liabilities in Excess of Other Assets — (1.1)%	(4,150)

	NET ASSETS — 100.0%	$392,474

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(5)	10 Year U.S. Treasury Note	03/21/16	USD	(632)	(2)
(2)	U.S. Ultra Bond	03/21/16	USD	(317)	(2)
(2)	2 Year U.S. Treasury Note	03/31/16	USD	(435)	— (h)
(80)	5 Year U.S. Treasury Note	03/31/16	USD	(9,495)	(12)

					(16)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
210	AUD	Union Bank of Switzerland AG	12/15/15	160	152	(8)

16	EUR	Royal Bank of Canada	01/12/16	19	18	(1)

45,610	JPY	Deutsche Bank AG	05/06/16	380	372	(8)

430,830	KRW	Standard Chartered Bank†	05/06/16	368	370	2

230	NZD	Westpac Banking Corp.	12/15/15	160	151	(9)

				1,087	1,063	(24)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
210	AUD	Westpac Banking Corp.	12/15/15	159	152	7

1,022	EUR	Goldman Sachs International	01/12/16	1,151	1,082	69

45,610	JPY	Standard Chartered Bank	05/06/16	372	372	— (h)

430,830	KRW	Morgan Stanley †	05/06/16	377	370	7

230	NZD	Union Bank of Switzerland AG	12/15/15	154	151	3

753	SGD	Morgan Stanley	03/15/16	528	532	(4)

				2,741	2,659	82

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.967%		40	(2)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.967		96	(6)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146		70	(6)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146		74	(7)	10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146		109	(10)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.133		13	(1)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.133		60	(4)	7
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	2.105		42	(2)	4
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.649		68	(3)	5
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.426		100	(7)	8
BNP Paribas:
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/20	1.004		4,550	(8)	(39)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/20	2.619		4,170	303	(337)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/20	1.533		2,670	63	(55)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.055		50	(2)	2
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	12/20/20	8.864		230	66	(44)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146		150	(13)	17
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	12/20/20	1.894		150	6	(6)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	10.34		150	50	(49)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	10.34		150	50	(48)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	12/20/20	6.369		300	64	(51)
Goldman Sachs International:
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	4.574		530	81	(71)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	0.858		100	(4)	4
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	8.924		70	9	(4)
Morgan Stanley Capital Services
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	2.372	EUR	150	10	(12)

						627	(625)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	120	20	(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	200	33	(59)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.244	1,820	175	(201)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.999	150	3	2
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.999	150	3	1
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	100	16	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	230	38	(59)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.999	150	2	2
CMBX.NA.A.6	2.000% monthly	05/11/63	2.999	150	3	3
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.999	150	2	2

					295	(360)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.25-V1	5.000% quarterly	12/20/20	4.501%	778	(24)	15
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.782	6,300	(66)	109
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.842	6,300	(60)	24
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.567	EUR 7,980	(164)	197
iTraxx Europe 24.1	1.000% quarterly	12/20/20	0.696	EUR 3,330	(60)	27

					(374)	372

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098%	80	(46)	53
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	54	(30)	26
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	70	(40)	43
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	140	(80)	81
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	140	(80)	86
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	140	(80)	91
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	70	(40)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	150	(86)	96
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	220	(126)	141
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	80	(7)	4
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	34.536	240	(33)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	70	(20)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	80	(23)	40
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	80	(46)	52
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	70	(20)	32
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	80	(23)	38
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	300	(86)	141
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/16	56.088	160	(63)	77
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	70	(40)	42
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.91	130	— (h)	18
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	40	(11)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	70	(20)	32
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	80	(23)	38
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	150	(43)	67
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.07	70	(32)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.07	70	(32)	34
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.07	70	(32)	37

Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.07	70	(32)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.07	140	(65)	68
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	27	(15)	16
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	70	(40)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	70	(40)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	70	(40)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	80	(46)	48
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	80	(46)	52
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	80	(7)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	80	(7)	5
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.91	90	— (h)	9
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.91	130	— (h)	11
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	10.206	60	(2)	10
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	80	(23)	39
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	80	(23)	41
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	10	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	30	(17)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	70	(40)	47
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	80	(46)	53

					(1657)	2080

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
(h)	Amounts rounds to less than one thousand (shares or dollars).

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	390	— (h)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	320	(6)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	380	(7)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(2)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(2)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	310	(3)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(1)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	390	(4)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	—
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	160	—
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	—
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	160	2
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	160	2
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	2
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(3)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	2
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(2)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(1)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(1)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	—
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	2
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	160	1

					(15)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
2.206% semi-annually	3 months LIBOR quarterly	11/16/25	3,321	(46)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ACE	—	Adjusted Current Earnings
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
AUD	—	Australian Dollar
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CDX	—	Credit Default Swap Index
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
INS	—	Insured
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
NZD	—	New Zealand Dollar
OASBO	—	Ohio Association of School Business Officials
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
SGD	—	Singapore Dollar
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2015.
XLCA	—	Insured by XL Capital Assurance
†	—	Approximately $590,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,272
Aggregate gross unrealized depreciation	(3,254)

Net unrealized appreciation/depreciation	$18

Federal income tax cost of investments	$396,606

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,504	$3,483	$13,987
Collateralized Mortgage Obligations
Agency CMO	—	40	—	40
Non-Agency CMO	—	9,937	350	10,287

Total Collateralized Mortgage Obligations	—	9,977	350	10,327

Commercial Mortgage-Backed Securities	—	4,143	485	4,628
Convertible Bonds
Telecommunication Services	—	130	—	130
Corporate Bonds
Consumer Discretionary	—	2,933	—	2,933
Consumer Staples	—	842	—	842
Energy	—	6,805	—	6,805
Financials	—	1,744	—	1,744
Health Care	—	1,345	—	1,345
Industrials	—	1,700	—	1,700
Information Technology	—	3,377	—	3,377
Materials	—	307	—	307
Telecommunication Services	—	1,684	—	1,684
Utilities	—	547	—	547

Total Corporate Bonds	—	21,284	—	21,284

Daily Demand Notes
Alaska	—	300	—	300
Arizona	—	200	—	200
California	—	600	—	600
Illinois	—	500	—	500
Massachusetts	—	300	—	300
Michigan	—	345	—	345
Missouri	—	820	—	820
New York	—	1,875	—	1,875
North Carolina	—	640	—	640
Texas	—	270	—	270
Washington	—	300	—	300

Total Daily Demand Notes	—	6,150	—	6,150

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance-Linked Securities	—	10,237	958	11,195
Monthly Demand Notes
California	—	3,510	—	3,510
Vermont	—	463	—	463

Total Monthly Demand Notes	—	3,973	—	3,973

Municipal Bonds
Alabama	—	828	—	828
Alaska	—	641	—	641
Arizona	—	1,567	—	1,567
Arkansas	—	1,772	—	1,772
California	—	23,649	—	23,649
Colorado	—	1,358	—	1,358
Connecticut	—	2,882	—	2,882
Delaware	—	1,150	—	1,150
District of Columbia	—	1,028	—	1,028
Florida	—	14,519	—	14,519
Georgia	—	7,248	—	7,248
Guam	—	386	—	386
Hawaii	—	399	—	399
Illinois	—	10,247	—	10,247
Indiana	—	13,039	—	13,039
Iowa	—	647	—	647
Kansas	—	2,367	—	2,367
Kentucky	—	2,705	—	2,705
Louisiana	—	7,559	—	7,559
Maine	—	3,327	—	3,327
Maryland	—	1,467	—	1,467
Massachusetts	—	7,567	—	7,567
Michigan	—	9,793	—	9,793
Minnesota	—	10,429	—	10,429
Mississippi	—	885	—	885
Missouri	—	9,996	—	9,996
Montana	—	969	—	969
Nebraska	—	1,150	—	1,150
Nevada	—	408	—	408
New Hampshire	—	1,537	—	1,537
New Jersey	—	12,506	—	12,506
New Mexico	—	1,073	—	1,073
New York	—	15,858	—	15,858
North Carolina	—	1,755	—	1,755
North Dakota	—	4,430	—	4,430
Ohio	—	8,966	—	8,966
Oklahoma	—	982	—	982
Oregon	—	3,947	—	3,947
Pennsylvania	—	8,627	—	8,627
South Carolina	—	12,419	—	12,419
South Dakota	—	3,115	—	3,115
Tennessee	—	3,391	—	3,391
Texas	—	23,818	—	23,818
Utah	—	324	—	324
Vermont	—	3,939	—	3,939
Virginia	—	1,322	—	1,322
Washington	—	5,022	—	5,022
West Virginia	—	1,007	—	1,007

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wisconsin	—	1,073	—	1,073
Wyoming	—	3,106	—	3,106

Total Municipal Bonds	—	258,199	—	258,199

Annual Demand Note	—	3,004	—	3,004
Quarterly Demand Notes
Tennessee	—	5,000	—	5,000
Texas	—	6,000	—	6,000

Total Quarterly Demand Notes	—	11,000	—	11,000

Weekly Demand Notes
California	—	4,633	—	4,633
Delaware	—	150	—	150
Georgia	—	995	—	995
Illinois	—	850	—	850
Maryland	—	2,430	—	2,430
Massachusetts	—	2,500	—	2,500
Missouri	—	5,075	—	5,075
New Mexico	—	3,815	—	3,815
New York	—	4,742	—	4,742
North Carolina	—	5,000	—	5,000
Ohio	—	2,400	—	2,400
Pennsylvania	—	1,000	—	1,000
Rhode Island	—	800	—	800
South Carolina	—	850	—	850
Tennessee	—	3,550	—	3,550
Texas	—	1,745	—	1,745
Virginia	—	4,335	—	4,335

Total Weekly Demand Notes	—	44,870	—	44,870

Loan Assignments
Consumer Staples	—	623	—	623
Energy	—	342	—	342
Health Care	—	292	—	292
Industrials	—	311	—	311

Total Loan Assignments	—	1,568	—	1,568

U.S. Treasury Obligations	—	3,461	—	3,461
Investment Companies	1,276	—	—	1,276
Options Purchased
Put Option Purchased	1	—	—	1
Short-Term Investment
U.S. Treasury Obligations	—	875	—	875
Investment Company	696	—	—	696

Total Short-Term Investment	696	875	—	1,571

Total Investments in Securities	$1,973	$389,375	$5,276	$396,624

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$88	$—	$88
Swaps	—	636	—	636

Total Appreciation in Other Financial Instruments	$—	$724	$—	$724

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(30)	$—	$(30)
Futures Contracts	(16)	—	—	(16)
Swaps	—	(339)	—	(339)

Total Depreciation in Other Financial Instruments	$(16)	$(369)	$—	$(385)

There were no transfers between levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities	$9,889	$19	$(89)	$34	$1,388	$(569)	$—	$(7,189)	$3,483
Collateralized Mortgage Obligations — Non-Agency CMO	2,842	(27)	27	—	133	(513)	—	(2,112)	350
Commercial Mortgage-Backed Securities	2,287	—	(4)	—	609	(120)	—	(2,287)	485
Insurance-Linked Securities — Preferred Shares	840	—	48	—	70	—	—	—	958

	$15,858	$(8)	$(18)	$34	$2,200	$(1,202)	$—	$(11,588)	$5,276

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ (44,000).

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amount in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,483	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 3.00% (0.48%)
			Constant Default Rate	4.93% - 11.01% (7.47%)
			Yield (Discount Rate of Cash Flows)	3.49% - 7.14% (4.78%)

Asset-Backed Securities	3,483

	485	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.34% (5.34%)

Commercial Mortgage-Backed Securities	485

Total	$3,968

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2015 the value of these securities was $1,308,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in thedefault rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, and total return swaps, to manage credit, interest rate (e.g., duration, yield curve) within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 94.4%
	Alabama — 0.2%
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.020%, 12/07/15	15,000
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.010%, 12/01/15	775
	The Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
8,335	Series A, Rev., VRDO, 0.010%, 12/07/15	8,335
10,450	Series B, Rev., VRDO, 0.010%, 12/07/15	10,450

		34,560

	Alaska — 1.7%
	Alaska Housing Finance Corp., Governmental Purpose,
49,910	Series A, Rev., VRDO, 0.010%, 12/07/15	49,910
31,985	Series B, Rev., VRDO, 0.010%, 12/07/15	31,985
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.010%, 12/07/15	12,300
	Alaska Housing Finance Corp., Home Mortgage,
50,880	Series A, Rev., VRDO, 0.010%, 12/07/15	50,880
80,880	Series B, Rev., VRDO, 0.010%, 12/07/15	80,880
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
39,930	Series A, Rev., VRDO, 0.010%, 12/01/15	39,930
18,610	Series B, Rev., VRDO, 0.010%, 12/01/15	18,610
22,995	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 12/01/15	22,995
23,030	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0028, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/01/15 (e)	23,030

		330,520

	Arizona — 1.1%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	42,300
15,000	Arizona Health Facilities Authority, Banner Health, Series 2015, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	15,000
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Class R, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.020%, 12/07/15	15,600
7,060	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	7,060
60,000	Phoenix City IDA, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.010%, 12/01/15	60,000
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.020%, 12/07/15	2,000
37,440	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	37,440
22,855	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014-B, Rev., VRDO, 0.010%, 12/01/15	22,855

		202,255

	California — 10.8%
28,780	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.010%, 12/07/15	28,780
23,700	Antelope Valley-East Kern Water Agency, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	23,700
784	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 12/07/15 (e)	784
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.010%, 12/01/15 (e)	664
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	2,400
22,800	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.010%, 12/07/15	22,800
23,800	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	23,800
17,930	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/07/15	17,930
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/07/15	6,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.010%, 12/07/15	30,000
1,220	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.030%, 12/07/15	1,220
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
16,600	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/01/15	16,600
750	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/01/15	750
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	2,870
16,500	California Municipal Finance Authority, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 12/01/15	16,500
	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project,
400	Series A, Rev., VRDO, 0.010%, 12/01/15	400
10,930	Series A, Rev., VRDO, 0.010%, 12/01/15	10,930
	California Statewide Communities Development Authority,
27,000	Series 2009-D, 0.060%, 12/17/15	27,000
45,000	Series 9B-1, 0.240%, 03/04/16	45,000
22,000	Series 9B-2, 0.040%, 01/19/16	22,000
35,000	Series 9B-5, 0.260%, 06/02/16	35,000
82,650	Series J, Rev., VRDO, 0.010%, 12/07/15	82,650
100	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	100
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.010%, 12/07/15	39,100
88,300	Series B, Rev., VRDO, 0.010%, 12/07/15	88,300
15,600	Series C-1, Rev., VRDO, 0.010%, 12/07/15	15,600
60,835	Series C-2, Rev., VRDO, 0.010%, 12/07/15	60,835
64,840	Series C-3, Rev., VRDO, 0.010%, 12/07/15	64,840
94,280	Series E, Rev., VRDO, 0.010%, 12/07/15	94,280
49,320	Series L, Rev., VRDO, 0.010%, 12/07/15	49,320
133,850	Series M, Rev., VRDO, 0.010%, 12/07/15	133,850
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	8,700
1,050	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 12/01/15	1,050
1,354	City of Irvine, Improvement Bond Act of 1915, District No. 97-17, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 12/01/15 (e)	1,354
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	59,050
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	900
80,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	83,090
70,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	71,904
35,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	35,344
	Eastern Municipal Water District, Water and Waste Water,
3,200	Series B, VRDO, 0.010%, 12/01/15	3,200
47,260	Series C, Rev., VRDO, 0.010%, 12/07/15	47,260
29,535	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 12/07/15	29,535
1,500	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	1,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
1,100	Irvine Unified School District, Community Facilities District No. 09-1, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	1,100
28,550	Los Angeles City Department of Water & Power, Power System, Series A, Subseries A-3, Rev., VRDO, 0.010%, 12/07/15	28,550
45,500	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 12/07/15	45,500
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 12/07/15	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.010%, 12/07/15	11,820
	Los Angeles Department of Water & Power, Power System,
27,400	Series A, Subseries A-7, Rev., VRDO, 0.010%, 12/07/15	27,400
45,000	Series B, Subseries B-2, Rev., VRDO, 0.010%, 12/07/15	45,000
52,900	Series B, Subseries B-7, Rev., VRDO, 0.010%, 12/07/15	52,900
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.010%, 12/07/15	9,200
32,115	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	32,115
	Metropolitan Water District of Southern California,
11,500	Series A-1, VRDO, 0.010%, 12/07/15	11,500
26,050	Series A-2, Rev., 0.010%, 12/07/15	26,050
575	Series B-3, Rev., VRDO, 0.010%, 12/01/15	575
55,260	Puttable Floating Option Tax-Exempt Receipts, Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.010%, 12/07/15 (e)	55,260
	Regents of the University of California,
10,000	Series AL-1, Rev., VRDO, 0.010%, 12/07/15	10,000
14,850	Series AL-4, Rev., VRDO, 0.010%, 12/07/15	14,850
17,025	Riverside County Transportation Commission, Sales Tax, Series C, Rev., VRDO, 0.010%, 12/07/15	17,025
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.010%, 12/07/15	5,000
67,635	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	67,635
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15	18,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	4,775
17,000	San Francisco City & County Redevelopment Agency, Airport Commission City, California San Francisco International Airport, Series 36A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	17,000
5,090	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	5,090
	State of California,
15,000	Series A, Subseries A2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 12/07/15	15,000
22,500	Series A-1, 0.020%, 12/04/15	22,500
20,000	Series A-1, 0.050%, 02/16/16	20,000
31,000	Series A-2, 0.050%, 02/22/16	31,000
10,000	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	10,000
2,500	Series B, Subseries B-2, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	2,500
6,140	Series B, Subseries B-3, GO, VRDO, 0.010%, 12/07/15	6,140
	State of California, Kindergarten,
11,700	Series A5, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/01/15	11,700
31,400	Series A6, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/07/15	31,400
34,200	Series A7, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/07/15	34,200
13,900	Series B1, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/01/15	13,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	33,000
6,250	Tender Option Bond Trust Receipts, 0.040%, 12/07/15	6,250

		2,066,775

	Colorado — 3.0%
22,210	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	22,210
	City of Colorado Springs, Utilities System Improvement,
10,800	Series A, Rev., VRDO, 0.010%, 12/07/15	10,800
43,565	Series A, Rev., VRDO, 0.010%, 12/07/15	43,565
60,590	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.010%, 12/07/15	60,590
105,000	Colorado Educational Loan program, Rev., TAN, 1.500%, 06/29/16	105,727
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 12/07/15	10,300
925	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.010%, 12/07/15	925
11,530	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/07/15	11,530
	Colorado Housing & Finance Authority, Single Family Mortgage,
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.020%, 12/07/15	50,000
41,480	Series B-3, Class I, Rev., VRDO, LOC: FHLB, 0.020%, 12/07/15	41,480
2,665	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.010%, 12/07/15	2,665
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	15,010
195,000	State of Colorado, General Fund, Rev., TAN, 1.500%, 06/28/16	196,362

		571,164

	Connecticut — 0.6%
39,200	Capital City EDA, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	39,200
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
35,000	Series C, Subseries C-2, Rev., VRDO, AMT, 0.020%, 12/07/15	35,000
21,935	Series D, Subseries D-3, Rev., VRDO, AMT, 0.020%, 12/07/15	21,935
18,140	Connecticut State Health & Educational Facility Authority, Yale University, Series V-1, Rev., VRDO, 0.010%, 12/01/15	18,140

		114,275

	Delaware — 0.4%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.020%, 12/07/15	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.010%, 12/07/15	8,525
20,465	University of Delaware, Series B, Rev., VRDO, 0.010%, 12/01/15	20,465

		70,945

	District of Columbia — 0.2%
1,780	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 12/07/15	1,780
2,248	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/15	2,248
12,125	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series B, Subseries B-1, Rev., VRDO, 0.010%, 12/07/15	12,125
18,775	Metropolitan Washington Airports Authority, Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	18,775

		34,928

	Florida — 2.4%
16,575	Austin Trust, Various States, Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 12/07/15	16,575
39,400	County of Hillsborough, Series A, 0.070%, 02/04/16	39,400
41,950	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	41,950

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
19,285	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.020%, 12/07/15	19,285
1,600	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Rev., FNMA, 0.020%, 12/07/15	1,600
18,410	Gainesville Utility Systems, Series A, Rev., VRDO, 0.010%, 12/01/15	18,410
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
44,150	Series I-1, Rev., VRDO, 0.010%, 12/07/15	44,150
10,700	Series I-3, Rev., VRDO, 0.010%, 12/07/15	10,700
18,300	Series I-4, Rev., VRDO, 0.010%, 12/07/15	18,300
	JEA, Electric System,
18,500	Rev., 0.010%, 12/07/15	18,500
27,600	Series B-3, Rev., VRDO, 0.010%, 12/07/15	27,600
8,000	JEA, St. Johns River Power Park System, Series ROCS-RR II R-14025, Rev., VAR, LIQ: Citibank N.A., 0.020%, 12/07/15	8,000
44,520	JEA, Water and Sewer System, Series A-1, Rev., VRDO, 0.010%, 12/01/15	44,520
200	JEA, Water and Sewer Systems, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	200
12,610	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	12,610
29,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 12/07/15	29,900
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.010%, 12/07/15 (e)	22,285
5,750	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	5,750
68,800	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	68,800
675	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.020%, 12/01/15	675
14,900	Tender Option Bond Trust Receipts, Series 2015-XF0251, 0.030%, 12/07/15	14,900

		464,110

	Georgia — 1.7%
7,560	DeKalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	7,560
10,045	DeKalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	10,045
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	10,735
111,765	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.020%, 12/07/15	111,765
59,610	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	59,610
3,090	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/15	3,090
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VAR, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.010%, 12/07/15	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	400
	Private Colleges & Universities Authority, Emory University,
44,225	Series B, Subseries B-2, Rev., VRDO, 0.010%, 12/07/15	44,225
500	Series B-1, Rev., VRDO, 0.010%, 12/07/15	500
43,295	Series C-1, Rev., VRDO, 0.010%, 12/07/15	43,295
22,000	Series C-5, Rev., VRDO, 0.010%, 12/07/15	22,000

		319,165

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Idaho — 1.0%
10,000	Coeur d’Alene Tribe, GO, VRDO, LOC: Bank of America N.A., 0.030%, 12/07/15	10,000
7,370	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.010%, 12/07/15	7,370
180,000	State of Idaho, TAN, 2.000%, 06/30/16	181,777

		199,147

	Illinois — 4.6%
59,880	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.050%, 12/07/15	59,880
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.010%, 12/07/15	140,600
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 12/07/15	4,300
16,735	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, 0.010%, 12/07/15	16,735
10,500	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	10,500
1,140	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.140%, 12/07/15	1,140
4,665	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	4,665
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Class F, Rev., VRDO, FNMA, LIQ: FHLMC, 0.030%, 12/07/15	10,000
13,000	Illinois Development Finance Authority, Village of Oak Park Residence Corporation Project, Series 2001, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 12/07/15	13,000
6,200	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 12/07/15	6,200
49,230	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.010%, 12/07/15	49,230
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, 0.010%, 12/07/15	12,790
40,600	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	40,600
21,300	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.010%, 12/07/15	21,300
43,040	Illinois Finance Authority, Evanston Hospital Corp., Rev., VRDO, 0.020%, 12/07/15	43,040
31,925	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.010%, 12/01/15	31,925
	Illinois Finance Authority, Northwestern Memorial Hospital,
39,530	Series A-2, Rev., VRDO, 0.010%, 12/07/15	39,530
31,735	Series A-4, Rev., VRDO, 0.010%, 12/07/15	31,735
13,500	Illinois Finance Authority, Northwestern University, Subseries C, Rev., VRDO, 0.010%, 12/07/15	13,500
	Illinois Finance Authority, University of Chicago,
76,576	Rev., VRDO, 0.010%, 12/07/15	76,576
23,045	Series B, Rev., VRDO, 0.010%, 12/07/15	23,045
39,545	Series C, Rev., VRDO, 0.010%, 12/07/15	39,545
	Illinois Finance Authority, University of Chicago Medical Center,
6,540	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	6,540
26,580	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	26,580
1,340	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	1,340
25,000	Series D-1, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/01/15	25,000
9,700	Series E-1, Rev., VRDO, 0.010%, 12/01/15	9,700
7,100	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.010%, 12/07/15	7,100
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 12/07/15	30,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	51,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.020%, 12/07/15	21,300
10,500	Joliet Regional Port District, Marine Terminal, Exxon Project, Series 1989, Rev., VRDO, 0.010%, 12/01/15	10,500
6,530	Regional Transportation Authority, Series SGC-55, Class A, GO, FGIC, LOC: Societe Generale, 0.010%, 12/07/15	6,530

		886,326

	Indiana — 3.3%
25,425	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 12/07/15	25,425
	Indiana Finance Authority,
63,140	Series D-2, 0.020%, 01/07/16	63,140
111,635	Series D-2, 0.040%, 02/02/16	111,635
4,650	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, 0.010%, 12/07/15	4,650
	Indiana Health Facility Financing Authority, Ascension Health,
29,400	Series A-2, Rev., VRDO, 0.010%, 12/07/15	29,400
53,210	Series E-6, Rev., VRDO, 0.010%, 12/07/15	53,210
35,275	Indiana State Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.010%, 12/07/15	35,275
13,410	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/01/15	13,410
35,325	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A-2, 0.010%, 12/07/15	35,325
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 12/07/15	36,000
	Indiana State Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/07/15	69,335
88,040	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	88,040
30,425	Indiana State Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	30,425
36,425	RBC Municipal Products, Inc. Trust, Various States, Series E-23, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.010%, 12/07/15	36,425

		631,695

	Iowa — 0.8%
31,485	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	31,485
7,930	Iowa Finance Authority, Midwest Disaster Area, Chrisbro III, Inc. Project, Rev., 0.020%, 12/07/15	7,930
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Company Project, Rev., VRDO, 0.010%, 12/07/15	80,800
	Iowa Higher Education Loan Authority, St. Ambrose University Project,
20,000	Rev., VRDO, LOC: Northern Trust Co., 0.010%, 12/01/15	20,000
13,300	Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	13,300

		153,515

	Kansas — 0.4%
30,315	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.020%, 12/07/15	30,315
14,000	Kansas State Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	14,000
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	19,720
17,050	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	17,050

		81,085

	Kentucky — 0.3%
4,950	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/07/15	4,950

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kentucky — continued
30,000	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	30,000
8,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 12/07/15	8,000
17,075	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, FNMA, 0.030%, 12/07/15	17,075

		60,025

	Louisiana — 1.3%
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
70,350	Series A, Rev., VRDO, 0.010%, 12/01/15	70,350
72,515	Series B, Rev., VRDO, 0.010%, 12/01/15	72,515
	East Baton Rouge Parish, PCR, Exxon Project,
23,070	Rev., VRDO, 0.010%, 12/01/15	23,070
46,045	Rev., VRDO, 0.010%, 12/01/15	46,045
14,718	Industrial Development Board of the Parish of East Baton Rouge, Louisiana, Inc., ExxonMobil Project, Gulf Opportunity Zone, Rev., VRDO, 0.010%, 12/01/15	14,718
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 12/07/15 (e)	19,760
7,240	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.010%, 12/07/15	7,240

		253,698

	Maryland — 1.5%
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, 0.010%, 12/07/15	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
46,690	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.020%, 12/07/15	46,690
58,800	Series J, Rev., VRDO, AMT, 0.010%, 12/07/15	58,800
50,390	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Class B, Rev., VRDO, 0.010%, 12/07/15	50,390
	Maryland Health & Higher Educational Facilities Authority,
6,300	Series B, Rev., VRDO, 0.010%, 12/07/15	6,300
36,110	Series B, 0.030%, 12/01/15	36,110
16,100	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series A, Rev., VRDO, 0.010%, 12/07/15	16,100
4,549	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 12/07/15	4,549
700	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/01/15	700
32,635	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.010%, 12/07/15	32,635
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 12/07/15	2,000

		287,574

	Massachusetts — 3.0%
	Commonwealth of Massachusetts,
25,000	Series B, GO, RAN, 2.000%, 05/25/16	25,220
145,000	Series C, GO, RAN, 2.000%, 06/22/16	146,467
100,000	Series I, 0.030%, 01/22/16	100,000
20,000	Series I, 0.040%, 01/22/16	20,000
40,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.010%, 12/07/15	40,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — continued
21,475	Massachusetts Bay Transportation Authority, Series A, 0.020%, 12/08/15	21,475
4,775	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.010%, 12/07/15	4,775
500	Massachusetts Development Finance Agency, Partners HealthCare System, Series K, Rev., VRDO, 0.020%, 12/07/15	500
29,700	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.010%, 12/07/15	29,700
2,500	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.130%, 12/07/15	2,500
	Massachusetts State Health & Educational Facilities Authority, Amherst College,
24,200	Series J-1, Rev., VRDO, 0.010%, 12/07/15	24,200
8,100	Series J-2, Rev., VRDO, 0.010%, 12/01/15	8,100
6,650	Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	6,650
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
24,980	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/07/15	24,980
2,500	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/07/15	2,500
35,400	Massachusetts State Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.010%, 12/01/15	35,400
66,450	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.010%, 12/01/15	66,450
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.010%, 12/07/15	22,000

		580,917

	Michigan — 1.2%
33,840	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.010%, 12/07/15	33,840
14,197	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.020%, 12/07/15	14,197
11,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 12/07/15	11,580
	Regent of the University of Michigan,
43,000	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	43,000
15,215	Series B, Rev., VRDO, 0.010%, 12/01/15	15,215
	University of Michigan,
70,625	Series B, Rev., VRDO, 0.010%, 12/07/15	70,625
33,020	Series D-1, Rev., VRDO, 0.010%, 12/01/15	33,020

		221,477

	Minnesota — 3.6%
47,050	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.010%, 12/07/15	47,050
15,000	City of Rochester, Minnesota Health Care Facilities, Mayo Foundation, Rev., 0.010%, 12/07/15	15,000
7,000	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.020%, 12/07/15	7,000
	Eclipse Funding Trust, Solar Eclipse, Various States,
38,300	Series 0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/01/15	38,300
18,175	Series 0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/07/15	18,175
9,490	Series 2006-0074, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/07/15	9,490
20,665	Series 2006-0096, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/07/15 (e)	20,665
10,415	Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 12/07/15	10,415
30,345	Series 2007-0003, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 12/07/15	30,345
19,970	Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 12/07/15	19,970

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — continued
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/07/15	30,515
20,495	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/07/15	20,495
19,285	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/01/15	19,285
11,715	Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., 0.020%, 12/07/15	11,715
17,335	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 12/07/15	17,335
8,900	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 12/07/15	8,900
37,570	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	37,570
	Minnesota Housing Finance Agency, Residential Housing Finance,
5,175	Series B, Rev., VRDO, AMT, 0.020%, 12/07/15	5,175
20,000	Series C, Rev., VRDO, AMT, 0.020%, 12/07/15	20,000
11,350	Series G, Rev., VRDO, AMT, 0.020%, 12/07/15	11,350
8,145	Series J, Rev., VRDO, AMT, 0.020%, 12/07/15	8,145
13,635	Series S, Rev., VRDO, AMT, 0.050%, 12/07/15	13,635
	Minnesota Office of Higher Education, Supplemental Student Loan Program,
35,000	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	35,000
17,000	Series B, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 12/07/15	17,000
119,400	Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B, 0.050%, 01/05/16	119,400
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
62,050	Series A, Rev., VRDO, 0.010%, 12/07/15	62,050
41,400	Series C, Rev., VRDO, 0.010%, 12/07/15	41,400

		695,380

	Mississippi — 3.7%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
17,020	Series A, Rev., VRDO, 0.010%, 12/01/15	17,020
28,910	Series A, Rev., VRDO, 0.010%, 12/01/15	28,910
30,400	Series A, Rev., VRDO, 0.010%, 12/07/15	30,400
41,200	Series B, Rev., VRDO, 0.010%, 12/01/15	41,200
14,275	Series B, Rev., VRDO, 0.010%, 12/01/15	14,275
15,320	Series B, Rev., VRDO, 0.010%, 12/01/15	15,320
19,000	Series B, Rev., VRDO, 0.010%, 12/07/15	19,000
16,995	Series C, Rev., VRDO, 0.010%, 12/01/15	16,995
17,670	Series C, Rev., VRDO, 0.010%, 12/01/15	17,670
29,945	Series C, Rev., VRDO, 0.010%, 12/01/15	29,945
25,000	Series C, Rev., VRDO, 0.010%, 12/07/15	25,000
14,000	Series D, Rev., VRDO, 0.010%, 12/01/15	14,000
33,920	Series D, Rev., VRDO, 0.010%, 12/01/15	33,920
40,000	Series D, Rev., VRDO, 0.010%, 12/07/15	40,000
27,060	Series E, Rev., VRDO, 0.010%, 12/01/15	27,060
30,000	Series E, Rev., VRDO, 0.010%, 12/07/15	30,000
16,995	Series F, Rev., VRDO, 0.010%, 12/01/15	16,995
32,875	Series F, Rev., VRDO, 0.010%, 12/07/15	32,875
78,400	Series G, Rev., VRDO, 0.010%, 12/01/15	78,400
11,080	Series G, Rev., VRDO, 0.010%, 12/01/15	11,080
7,900	Series G, Rev., VRDO, 0.010%, 12/01/15	7,900
39,950	Series H, Rev., VRDO, 0.010%, 12/01/15	39,950
21,860	Series I, Rev., VRDO, 0.010%, 12/01/15	21,860
44,650	Series J, Rev., VRDO, 0.010%, 12/01/15	44,650
46,995	Series L, Rev., VRDO, 0.010%, 12/01/15	46,995
11,345	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.010%, 12/07/15	11,345

		712,765

	Missouri — 1.8%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	59,075
20,000	Curators of University of Missouri, Series A, 0.020%, 12/01/15	20,000
950	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/07/15	950
25,561	Missouri Development Finance Board, Series 08-A, 0.040%, 12/02/15	25,561

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — continued
32,700	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.010%, 12/01/15	32,700
57,200	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.010%, 12/07/15	57,200
16,300	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series C, Rev., VRDO, 0.010%, 12/01/15	16,300
20,000	Missouri State Health & Educational Facilities Authority, Health Facilities, Series 14-B, 0.060%, 12/03/15	20,000
48,725	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.010%, 12/07/15	48,725
2,120	Missouri State Health & Educational Facilities Authority, Saint Louis University, Series A-2, Rev., VRDO, 0.010%, 12/01/15	2,120
50,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.010%, 12/07/15	50,000
7,275	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	7,275
	Missouri State Health & Educational Facilities Authority, Washington University,
930	Series B, Rev., VRDO, 0.010%, 12/01/15	930
4,500	Series C, Rev., VRDO, 0.010%, 12/01/15	4,500
300	Series D, Rev., VRDO, 0.010%, 12/01/15	300

		345,636

	Nebraska — 0.4%
	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center,
23,380	Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	23,380
30,610	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	30,610
17,995	Nebraska Public Power District, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 12/07/15	17,995

		71,985

	Nevada — 2.7%
29,875	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 12/07/15	29,875
39,150	Clark County, Nevada Airport System, Sub Lien, Series D-3, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	39,150
69,850	Clark County, Nevada Las Vegas-McCarran International Airport, Passenger Facility Charge, Series F-2, Rev., VRDO, 0.010%, 12/07/15	69,850
28,735	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.020%, 12/07/15	28,735
	County of Clark, Airport System Subordinate Lien,
54,920	Series D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	54,920
88,600	Series D-2A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	88,600
150,000	Las Vegas Valley Water District, Series 04-B, 0.040%, 01/19/16	150,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.160%, 12/07/15	10,900
2,885	Series M, Rev., VAR, LOC: U.S. Bank N.A., 0.040%, 12/07/15	2,885
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	12,710

		517,655

	New Hampshire — 0.2%
10,765	New Hampshire Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Banknorth N.A., 0.050%, 12/07/15	10,765
14,965	New Hampshire Health & Educational Facilities Authority, University System, Series B, Rev., VRDO, 0.010%, 12/01/15	14,965

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Hampshire — continued
12,000	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 12/07/15	12,000

		37,730

	New Jersey — 0.3%
33,925	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.010%, 12/07/15	33,925
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
12,865	Series I, Rev., VRDO, AMT, 0.020%, 12/07/15	12,865
17,200	Series R, Rev., VRDO, 0.020%, 12/07/15	17,200

		63,990

	New Mexico — 0.2%
21,485	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 2.000%, 06/15/16	21,690
23,065	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.010%, 12/07/15	23,065

		44,755

	New York — 22.2%
15,705	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.010%, 12/07/15	15,705
	City of New York, Fiscal Year 1994,
10,000	Series 1994 H, GO, VRDO, AGM, 0.010%, 12/01/15	10,000
1,500	Subseries H-3, GO, VRDO, AGM, 0.010%, 12/01/15	1,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.010%, 12/07/15	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.010%, 12/07/15	11,000
100	Subseries H-1, Class H, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 12/01/15	100
1,325	Subseries H-4, Class H, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 12/01/15	1,325
	City of New York, Fiscal Year 2006,
6,300	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	6,300
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 12/07/15	21,700
30,000	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/07/15	30,000
34,450	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	34,450
	City of New York, Fiscal Year 2008,
77,955	Series J, Subseries J-5, GO, VRDO, 0.010%, 12/01/15	77,955
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/01/15	62,040
71,500	Series L, Subseries L-3, GO, VRDO, 0.010%, 12/01/15	71,500
31,025	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	31,025
81,400	Subseries L-5, GO, VRDO, 0.010%, 12/01/15	81,400
	City of New York, Fiscal Year 2012,
21,900	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.010%, 12/01/15	21,900
37,300	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 12/01/15	37,300
10,620	Series D, Subseries D-3A, GO, VRDO, 0.010%, 12/01/15	10,620
2,800	Series D, Subseries D-3B, GO, VRDO, 0.010%, 12/01/15	2,800
52,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/07/15	52,600
49,800	Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 12/07/15	49,800
11,510	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 12/01/15	11,510
18,225	Series I, GO, 5.000%, 08/01/16	18,804
	City of New York, Fiscal Year 2013,
53,180	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 12/01/15	53,180
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 12/07/15	12,750

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
5,000	Series F, Subseries F-3, GO, VRDO, 0.010%, 12/01/15	5,000
23,400	City of New York, Fiscal Year 2014, Subseries D-4, GO, VRDO, 0.010%, 12/01/15	23,400
3,450	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, 0.010%, 12/01/15	3,450
31,635	City of Rochester, Series II, GO, BAN, 1.500%, 08/05/16	31,894
51,020	EAGLE Tax-Exempt Trust, Series 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.030%, 12/07/15	51,020
	Eclipse Funding Trust, Solar Eclipse, Various States,
13,380	Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 12/07/15	13,380
20,455	Series 2006-0159, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 12/07/15	20,455
	Metropolitan Transportation Authority,
12,000	Rev., 0.010%, 12/01/15	12,000
138,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	138,500
13,500	Subseries E-1, Rev., VRDO, 0.010%, 12/01/15	13,500
24,000	Subseries E-2, Rev., VRDO, 0.010%, 12/07/15	24,000
18,000	Subseries E-3, Rev., VRDO, 0.010%, 12/07/15	18,000
	Metropolitan Transportation Authority, Dedicated Tax Fund,
75,000	Series A, Subseries A-1, Rev., BAN, 0.750%, 06/01/16	75,199
10,410	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 12/01/15	10,410
10,000	Metropolitan Transportation Authority, New York, Subseries G-2, Rev., VRDO, 0.010%, 12/07/15	10,000
20,000	Metropolitan Transportation Authority, Transportation, Series 2012E, Subseries 2005E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/01/15	20,000
19,350	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 0.010%, 12/07/15	19,350
15,570	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	15,570
117,210	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.010%, 12/07/15	117,210
26,450	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 12/01/15	26,450
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	8,750
20,000	New York City Housing Development Corp., Multi-Family Housing, First Ave. Development, Rev., FNMA, 0.020%, 12/07/15	20,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	4,760
25,000	New York City Housing Development Corp., Multi-Family Mortgage, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	25,000
73,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	73,710
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	13,600
8,230	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.030%, 12/07/15	8,230
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	44,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
27,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	27,300
47,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	47,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	2,930
34,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series B, Subseries B-3, Rev., VRDO, 0.010%, 12/01/15	34,000
65,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, 0.010%, 12/01/15	65,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
37,485	Series A, Subseries A-1, Rev., VRDO, 0.010%, 12/01/15	37,485
49,635	Series A, Subseries A-2, Rev., VRDO, 0.010%, 12/01/15	49,635
32,310	Series B, Subseries B-1, Rev., VRDO, 0.010%, 12/01/15	32,310
49,700	Series B, Subseries B-2, Rev., VRDO, 0.010%, 12/01/15	49,700
22,800	Series B, Subseries B-3, Rev., VRDO, 0.010%, 12/01/15	22,800
26,050	Series B, Subseries B-4, Rev., VRDO, 0.010%, 12/01/15	26,050
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
5,270	Series B, Subseries AA-1B, Rev., VRDO, 0.010%, 12/01/15	5,270
46,750	Subseries AA-1A, Class A, Rev., VRDO, 0.010%, 12/01/15	46,750
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
14,700	Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 12/01/15	14,700
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.010%, 12/01/15	27,185
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
21,050	Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 12/07/15	21,050
52,060	Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 12/01/15	52,060
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
42,155	Series DD, Subseries DD-1, Rev., VRDO, 0.010%, 12/01/15	42,155
34,770	Series DD, Subseries DD-3A, Rev., VRDO, 0.010%, 12/01/15	34,770
54,500	Series FF, Subseries FF-1, Rev., VRDO, 0.010%, 12/01/15	54,500
4,885	Subseries DD-3B, Rev., VRDO, 0.010%, 12/01/15	4,885
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
29,725	Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 12/01/15	29,725
32,000	Series AA, Subseries AA-2, Rev., VRDO, 0.010%, 12/07/15	32,000
30,250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.010%, 12/01/15	30,250
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
63,520	Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 12/01/15	63,520
21,040	Series BB-4, Rev., VRDO, 0.010%, 12/01/15	21,040

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016,
14,300	Series AA-2, Rev., VRDO, 0.010%, 12/01/15	14,300
6,000	Series AA-2, Rev., VRDO, 0.010%, 12/01/15	6,000
11,055	New York City Transitional Finance Authority, Series 1, Subseries 1D, Rev., VRDO, 0.010%, 12/01/15	11,055
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 12/07/15	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 12/07/15	36,060
51,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.010%, 12/07/15	51,900
42,120	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.010%, 12/01/15	42,120
36,400	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2002, Subseries C-5, Rev., VRDO, 0.010%, 12/01/15	36,400
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
29,050	Series C, Subseries C-4, Rev., VRDO, 0.010%, 12/01/15	29,050
9,175	Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	9,175
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
300	Series A, Subseries A-5, Rev., VRDO, 0.010%, 12/01/15	300
54,000	Series A, Subseries A-6, Rev., VRDO, 0.010%, 12/01/15	54,000
60,865	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.010%, 12/01/15	60,865
96,300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	96,300
345	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2014, Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	345
80,000	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2015, Subseries E-4, Rev., VRDO, 0.010%, 12/01/15	80,000
	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2016,
10,000	Subseries A-4, Rev., VRDO, 0.010%, 12/01/15	10,000
8,000	Subseries A-5, Rev., VRDO, 0.010%, 12/01/15	8,000
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	2,360
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.010%, 12/01/15	14,865
9,985	Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 12/01/15	9,985
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 12/07/15 (e)	3,160
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VAR, LIQ: Citibank N.A., 0.020%, 12/07/15 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	45,600
6,920	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.010%, 12/07/15	6,920
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.010%, 12/07/15	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 12/07/15	500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
62,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	62,490
25,190	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	25,190
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 12/07/15	19,920
10,000	Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 12/07/15	10,000
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	2,755
55,100	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.010%, 12/07/15	55,100
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	50,000
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	4,100
46,900	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/01/15	46,900
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 12/07/15	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	10,000
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 12/07/15	4,200
42,700	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 12/07/15	42,700
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	3,200
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., 0.010%, 12/07/15	5,500
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Class E, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	27,000
13,850	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	13,850
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 12/07/15	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	11,300

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 12/07/15	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	2,100
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	3,400
47,330	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	47,330
	Puttable Floating Option Tax-Exempt Receipts,
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.010%, 12/07/15 (e)	12,665
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.010%, 12/07/15	13,635
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.180%, 12/07/15	17,705
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 12/07/15 (e)	11,250
1,670	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, FHLMC, LIQ: FHLMC, 0.620%, 12/07/15	1,670
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 12/07/15 (e)	24,990
78,000	Sachem Central School District, Suffolk County, GO, TAN, 2.000%, 06/28/16	78,740
	Triborough Bridge & Tunnel Authority,
40,790	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	40,790
18,845	Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	18,845
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
16,055	Series B, Subseries B-3, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	16,055
30,000	Series C, Rev., 0.010%, 12/07/15	30,000
22,295	Watkins Glen Central School District, Chemung and Schuyler Counties, GO, BAN, 2.000%, 08/03/16	22,526

		4,257,793

	North Carolina — 3.4%
26,235	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.020%, 12/07/15	26,235
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
800	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	800
8,505	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	8,505
3,760	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/01/15	3,760
43,430	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 12/07/15	43,430
	City of Charlotte, Charlotte Douglas International Airport,
13,570	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	13,570
7,080	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	7,080
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.020%, 12/07/15	6,820
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.030%, 12/07/15	19,580
5,575	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.010%, 12/07/15	5,575
	City of Raleigh, Downtown Improvement Projects,
32,000	Series A, COP, VRDO, 0.020%, 12/07/15	32,000
45,500	Series B-1, COP, VRDO, 0.020%, 12/07/15	45,500
8,610	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.010%, 12/07/15	8,610
65,810	County of Guilford, Series B, GO, VRDO, 0.020%, 12/07/15	65,810

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — continued
	County of Wake,
50,000	Series A, GO, VRDO, 0.010%, 12/07/15	50,000
6,650	Series B, GO, VRDO, 0.010%, 12/07/15	6,650
44,000	Series B, GO, VRDO, 0.010%, 12/07/15	44,000
15,330	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	15,330
16,000	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	16,000
21,775	North Carolina Medical Care Commission, Rev., VRDO, 0.010%, 12/07/15	21,775
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.020%, 12/07/15	25,000
34,235	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.010%, 12/07/15	34,235
17,130	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.020%, 12/07/15	17,130
	University of North Carolina, University Hospital at Chapel Hill,
31,310	Series A, Rev., VRDO, 0.010%, 12/01/15	31,310
15,405	Series A, Rev., VRDO, 0.010%, 12/07/15	15,405
46,000	Series B, Rev., VRDO, 0.010%, 12/01/15	46,000
21,715	Series B, Rev., VRDO, 0.010%, 12/07/15	21,715
30,000	Wake County, Public Improvement, Series B, GO, VRDO, 0.010%, 12/07/15	30,000

		661,825

	Ohio — 1.0%
33,035	County of Cuyahoga, Ohio Hospital Improvement, The Metrohealth System Project, 0.010%, 12/07/15	33,035
24,700	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, 0.010%, 12/07/15	24,700
300	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.010%, 12/07/15	300
	Franklin County, Ohio Health Care Facilities, Ohio Presbyterian Retirement Services,
7,000	Series 2006-A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/07/15	7,000
10,610	Series B, Rev., VRDO, 0.020%, 12/07/15	10,610
9,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources Inc. Project, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 12/07/15	9,500
400	Ohio Air Quality Development Authority, Air Quality, Ohio Valley Electric Corp. Project, Series 2009 B, Rev., VRDO, LOC: Bank of Nova Scotia, 0.010%, 12/07/15	400
500	Ohio State University, Rev., VRDO, 0.010%, 12/07/15	500
25,000	Ohio State University, General Receipts, Rev., VRDO, 0.010%, 12/07/15	25,000
6,000	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 12/01/15	6,000
34,535	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series 2013-B3, Rev., VRDO, LIQ: U.S. Bank N.A., 0.010%, 12/01/15	34,535
	State of Ohio, Infrastructure Improvement,
14,440	Series A, GO, VRDO, 0.010%, 12/07/15	14,440
25,995	Series B, GO, VRDO, 0.010%, 12/07/15	25,995

		192,015

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	10,490

	Oregon — 0.3%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	15,450
28,520	Oregon Health and Sciences University, Rev., 0.010%, 12/01/15	28,520
200	State of Oregon, Health, Housing, Educational & Cultural Facilities Authority, Peacehealth, Rev., VRDO, 0.010%, 12/01/15	200
11,370	Umatilla Indian Reservation, Confederated Tribes, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	11,370

		55,540

	Pennsylvania — 2.8%
	Bucks County IDA, Grand View Hospital,
11,275	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	11,275

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — continued
7,200	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/07/15	7,200
20,130	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	20,130
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 12/07/15	23,700
	County of Montour, Geisinger Authority Health System,
43,400	Series A, Rev., VRDO, 0.010%, 12/01/15	43,400
20,000	Series B, Rev., VRDO, 0.010%, 12/01/15	20,000
38,000	Series B, Rev., VRDO, 0.010%, 12/01/15	38,000
10,880	County of Montour, Geisinger Health System, Series A, Rev., VRDO, 0.010%, 12/01/15	10,880
	Delaware County IDA, Airport Facilities, United Parcel Service Project,
10,000	Series 2015, Rev., VRDO, 0.010%, 12/01/15	10,000
29,100	Series 2015, Rev., VRDO, 0.010%, 12/01/15	29,100
31,440	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/07/15	31,440
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	17,155
28,110	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 12/07/15	28,110
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	4,810
2,405	Series A-T2, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 12/07/15	17,080
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	44,500
12,975	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.020%, 12/07/15	12,975
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
29,805	Series 2005-89, Rev., VRDO, AMT, 0.020%, 12/07/15	29,805
29,770	Series 79B, Rev., VRDO, AMT, 0.020%, 12/07/15	29,770
22,645	Series 85C, Rev., VRDO, AMT, 0.040%, 12/07/15	22,645
7,135	Series 99C, Rev., VRDO, AMT, 0.020%, 12/07/15	7,135
10,000	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, 0.010%, 12/07/15	10,000
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 12/07/15	20,000
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-36, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 12/07/15 (e)	20,000
30,000	University of Pittsburgh of the Commonwealth System of Higher Education, PANTHERS, Rev., 2.000%, 08/02/16	30,340

		541,855

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	13,765
1,720	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/15	1,720
4,425	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.010%, 12/07/15	4,425
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Class R, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 12/07/15	24,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — continued
750	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 12/01/15	750

		58,910

	South Carolina — 0.3%
10,000	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/07/15	10,000
6,925	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.020%, 12/07/15	6,925
300	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 12/07/15	300
34,585	South Carolina Jobs-Economic Development Authority, Anmed Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	34,585

		51,810

	Tennessee — 0.8%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.100%, 12/07/15	37,560
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.020%, 12/07/15	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	14,675
22,110	Metropolitan Government of Nashville & Davidson County, Series A-1, 0.020%, 12/02/15	22,110
22,860	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	22,860
3,450	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 12/07/15	3,450

		150,655

	Texas — 6.0%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	9,100
45,475	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking, 0.020%, 12/07/15	45,475
50,000	City of Houston, Rev., TRAN, 2.250%, 06/30/16	50,561
21,000	City of Houston, Combined Utility System, First Lien, Series B-2, Class B, Rev., VRDO, LOC: Bank of New York Mellon, 0.010%, 12/07/15	21,000
73,990	City of San Antonio, Texas Water System, Series B, 0.020%, 12/02/15	73,990
50,255	Counties of Travis & Williamson, City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank N.A., 0.010%, 12/07/15	50,255
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.010%, 12/07/15	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.040%, 12/07/15	600
28,000	County of Jefferson, Port of Port Arthur Navigation District, PCR, Texaco, Inc. Project, Rev., VRDO, 0.010%, 12/01/15	28,000
45,755	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/07/15	45,755
19,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl L.P. Project, Series 2003, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 12/07/15	19,000
18,550	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.010%, 12/01/15	18,550
23,000	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series 2013D, Rev., VRDO, 0.010%, 12/07/15	23,000
13,200	Harris County Industrial Development Corp., PCR, Rev., VRDO, 0.010%, 12/01/15	13,200
300	Harris County Industrial Development Corp., Solid Waste Disposal, Exxon Project, Rev., VRDO, 0.010%, 12/01/15	300
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
21,690	Rev., VRDO, 0.010%, 12/01/15	21,690
114,740	Rev., VRDO, 0.010%, 12/01/15	114,740
15,000	Series 2011, Rev., VRDO, 0.010%, 12/01/15	15,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
5,550	Series A-2, Rev., VRDO, 0.010%, 12/01/15	5,550
230	Subseries A-3, Rev., VRDO, 0.010%, 12/01/15	230
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.010%, 12/07/15	20,000
6,750	North Texas Tollway Authority, Rev., VAR, LIQ: Citibank N.A., 0.030%, 12/07/15 (e)	6,750
8,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 12/07/15	8,300
33,200	State of Texas, Veteran, Series B, GO, VRDO, 0.020%, 12/07/15	33,200
	State of Texas, Veterans,
68,310	Series A, GO, VRDO, 0.010%, 12/07/15	68,310
73,350	Series A, GO, VRDO, 0.010%, 12/07/15	73,350
9,400	Series B, GO, VRDO, 0.010%, 12/07/15	9,400
12,940	State of Texas, Veterans Housing Assistance Program, Series II-B, GO, VRDO, 0.020%, 12/07/15	12,940
5,660	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.070%, 12/07/15	5,660
14,275	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Rev., 0.010%, 12/01/15	14,275
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.010%, 12/07/15	55,250
18,500	Series B, Rev., VRDO, 0.010%, 12/07/15	18,500
6,400	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 12/07/15	6,400
9,335	Tender Option Bond Trust Receipts, 0.060%, 12/07/15	9,335
8,650	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 12/07/15	8,650
840	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 12/07/15	840
58,020	Texas State Multi-Mode-Mobility, Series B, VRDO, 0.010%, 12/07/15	58,020
	University of Texas System,
20,000	Series A, 0.030%, 01/15/16	20,000
25,000	Series A, 0.040%, 01/20/16	25,000
25,000	Series A, 0.040%, 01/21/16	25,000
14,000	Series A, 0.040%, 02/02/16	14,000
21,292	Series A, 0.050%, 02/01/16	21,292
34,450	University of Texas System, Board of Regents, Financing System, Series B, Rev., VRDO, 0.010%, 12/07/15	34,450
11,965	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.010%, 12/07/15	11,965
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 12/07/15 (e)	9,495

		1,150,603

	Utah — 0.3%
23,700	Central Utah Water Conservancy District, Series A, GO, VRDO, 0.030%, 12/07/15	23,700
1,000	Murray City, Utah, IHC Health Services, Inc., Series D, Rev., VRDO, 0.010%, 12/01/15	1,000
23,700	Utah County, Utah Hospital, IHC Health Services, Inc., Rev., VRDO, 0.010%, 12/07/15	23,700
	Utah Housing Finance Agency, Single Family Mortgage,
5,135	Series D-1, Rev., VRDO, AMT, 0.020%, 12/07/15	5,135
5,300	Series E-1, Class I, Rev., VRDO, AMT, 0.020%, 12/07/15	5,300
5,495	Series F-2, Class I, Rev., VRDO, 0.050%, 12/07/15	5,495

		64,330

	Vermont — 0.2%
37,600	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 12/07/15	37,600

	Virginia — 2.0%
745	Alexandria City IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/07/15	745
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.010%, 12/07/15	22,930

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — continued
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
84,002	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 12/07/15	84,002
17,655	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 12/07/15	17,655
22,833	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 12/07/15	22,833
15,125	Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 12/07/15	15,125
21,575	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.060%, 12/07/15	21,575
11,685	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.060%, 12/07/15	11,685
	Loudoun County IDA, Howard Hughes Medical,
65,000	Series B, Rev., VRDO, 0.010%, 12/07/15	65,000
37,600	Series C, Rev., VRDO, 0.010%, 12/07/15	37,600
16,000	Series D, Rev., VRDO, 0.010%, 12/07/15	16,000
6,600	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 0.020%, 12/07/15	6,600
18,805	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.010%, 12/07/15	18,805
1,100	Peninsula Ports Authority, Dominion Term Association Project, Series D, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 12/01/15	1,100
3,165	Virginia College Building Authority, Educatioal Facilities, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.010%, 12/01/15	3,165
35,265	Virginia College Building Authority, Educatioal Facilities, University of Richmond Project, Rev., VRDO, 0.010%, 12/01/15	35,265
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.010%, 12/07/15	9,400

		389,485

	Washington — 0.8%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.010%, 12/07/15	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Helaba, 0.010%, 12/07/15	22,000
31,835	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 12/07/15	31,835
390	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 12/07/15	390
7,222	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.010%, 12/01/15 (e)	7,222
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 12/07/15	2,935
215	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 12/01/15	215
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 12/07/15	14,660
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 12/07/15	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 12/07/15	13,600
24,600	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 12/07/15	24,600
6,070	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, 0.020%, 12/07/15	6,070
10,700	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 12/01/15	10,700

		153,772

	West Virginia — 0.2%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Company - Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 12/07/15	44,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wisconsin — 0.7%
125,000	City of Milwaukuee, Series R1, Rev., RAN, 1.000%, 12/23/15	125,064
730	State of Wisconsin, GO, 5.000%, 05/01/16	745
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 0.010%, 12/07/15	11,205

		137,014

	Wyoming — 0.6%
48,200	Lincoln County, Pollution Control, Exxonmobile Project, Series 2014, Rev., VRDO, 0.010%, 12/01/15	48,200
40,300	Sublette County Pollution Control, Exxonmobil Project, Rev., VRDO, 0.010%, 12/01/15	40,300
19,205	Uinta County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 12/01/15	19,205

		107,705

	Total Municipal Bonds (Cost $18,119,454)	18,119,454

Repurchase Agreement — 2.3%
442,000	Federal Reserve Bank of New York, 0.050%, dated 11/30/15, due 12/01/15, repurchase price $442,001, collateralized by U.S. Treasury Securities, 1.125% - 8.125%, due 11/15/16 - 08/15/21, with a value of $442,001. (Cost $442,000)	442,000

SHARES
Variable Rate Demand Preferred Shares — 3.3%
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.090%, 12/07/15 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.160%, 12/07/15 # (e)	14,100
59,200	Nuveen California Dividend Advantage Municipal Fund, LIQ: Morgan Stanley Bank, 0.160%, 12/07/15 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 12/07/15 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 12/07/15 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 12/07/15 # (e)	21,000
199,300	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.100%, 12/07/15 # (e)	199,300
128,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.090%, 12/07/15 # (e)	128,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.090%, 12/07/15 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.070%, 12/07/15 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.070%, 12/07/15 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.100%, 12/07/15 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.110%, 12/07/15 # (e)	17,500
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.090%, 12/07/15 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $627,000)	627,000

	Total Investments — 100.0% (Cost $19,188,454)*	19,188,454
	Other Assets in Excess of Liabilities — 0.0%	2,736

	NET ASSETS — 100.0%	$19,191,190

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2015.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2015, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$19,188,454	$—	$19,188,454

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 124.1% (j)
Asset-Backed Securities — 2.1%
	ABFC Trust,
100	Series 2005-HE2, Class M3, VAR, 1.001%, 06/25/35	92
309	Series 2006-OPT2, Class A2, VAR, 0.361%, 10/25/36	255
251	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.311%, 07/25/36	92
176	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.461%, 09/25/36	69
89	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.601%, 02/25/36	60
466	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.466%, 01/25/35	420
210	Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3, VAR, 0.371%, 06/25/36	176
204	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.361%, 10/25/36	157
127	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.391%, 09/25/36	60
	CWABS Revolving Home Equity Loan Trust,
38	Series 2004-I, Class A, VAR, 0.487%, 02/15/34	35
43	Series 2004-K, Class 2A, VAR, 0.497%, 02/15/34	39
	CWABS, Inc. Asset-Backed Certificates,
10	Series 2004-1, Class 3A, VAR, 0.781%, 04/25/34	9
464	Series 2004-1, Class M1, VAR, 0.971%, 03/25/34	443
62	Series 2004-1, Class M2, VAR, 1.046%, 03/25/34	57
449	CWABS, Inc. Asset-Backed Certificates Trust, Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	455
	First Franklin Mortgage Loan Trust,
198	Series 2004-FF10, Class M1, VAR, 1.496%, 07/25/34	183
240	Series 2006-FF13, Class A2D, VAR, 0.461%, 10/25/36	167
	Fremont Home Loan Trust,
145	Series 2006-B, Class 2A4, VAR, 0.461%, 08/25/36	61
76	Series 2006-C, Class 2A2, VAR, 0.371%, 10/25/36	39
	GSAMP Trust,
252	Series 2006-FM1, Class A1, VAR, 0.381%, 04/25/36	183
51	Series 2006-FM2, Class A2C, VAR, 0.371%, 09/25/36	24
42	Series 2006-FM2, Class A2D, VAR, 0.461%, 09/25/36	20
297	Series 2006-HE3, Class A2C, VAR, 0.381%, 05/25/46	266
350	Series 2007-HE1, Class A2C, VAR, 0.371%, 03/25/47	294
	Home Equity Mortgage Loan Asset-Backed Trust,
252	Series 2006-D, Class 1A, VAR, 0.361%, 11/25/36	200
241	Series 2007-B, Class 2A3, VAR, 0.421%, 07/25/37	151
135	HSI Asset Securitization Corp Trust, Series 2006-HE2, Class 2A2, VAR, 0.331%, 12/25/36	57
	Long Beach Mortgage Loan Trust,
944	Series 2004-1, Class M1, VAR, 0.971%, 02/25/34	898
71	Series 2004-1, Class M2, VAR, 1.046%, 02/25/34	68
	Mastr Asset Backed Securities Trust,
104	Series 2006-HE4, Class A2, VAR, 0.331%, 11/25/36	48
133	Series 2006-HE4, Class A3, VAR, 0.371%, 11/25/36	61
198	Series 2006-NC3, Class A1, VAR, 0.351%, 10/25/36	112
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.896%, 03/25/35	686
80	Series 2005-C, Class A2D, VAR, 0.561%, 12/25/35	68
139	Series 2006-1, Class A2B, VAR, 0.401%, 05/25/36	103
70	Series 2006-2, Class A2B, VAR, 0.381%, 08/25/36	56
88	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.711%, 05/25/35	84
	NovaStar Mortgage Funding Trust,
121	Series 2006-4, Class A2C, VAR, 0.371%, 09/25/36	63

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
21	Series 2006-4, Class A2D, VAR, 0.471%, 09/25/36	11
331	Series 2007-1, Class A1A, VAR, 0.351%, 03/25/37	214
105	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.061%, 02/25/33	98
1,172	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.631%, 11/25/35	1,157
1,094	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.521%, 02/25/36	1,083
56	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.371%, 09/25/36	52
	Securitized Asset-Backed Receivables LLC Trust,
157	Series 2006-NC3, Class A1, VAR, 0.361%, 09/25/36	106
341	Series 2006-NC3, Class A2B, VAR, 0.371%, 09/25/36	169
203	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.501%, 06/25/37	126
	Structured Asset Investment Loan Trust,
25	Series 2005-HE3, Class M1, VAR, 0.701%, 09/25/35	22
43	Series 2006-3, Class A5, VAR, 0.371%, 06/25/36	37
301	Series 2006-4, Class A1, VAR, 0.394%, 07/25/36	183
60	Series 2006-BNC2, Class A5, VAR, 0.381%, 05/25/36	49
	WaMu Asset-Backed Certificates WaMu Trust,
305	Series 2007-HE2, Class 2A4, VAR, 0.581%, 04/25/37	150
396	Series 2007-HE4, Class 1A, VAR, 0.391%, 07/25/47	255

	Total Asset-Backed Securities (Cost $9,291)	10,023

Collateralized Mortgage Obligations — 2.7%
	Agency CMO — 0.7%
	Federal Home Loan Mortgage Corp. REMIC,
79	Series 2980, Class QB, 6.500%, 05/15/35	91
40	Series 3218, Class AS, IF, IO, 6.383%, 09/15/36	8
79	Series 3850, Class LS, IF, IO, 1.784%, 05/15/39	6
158	Series 3962, Class KS, IF, IO, 1.946%, 06/15/38	13
347	Series 3997, Class HS, IF, IO, 6.353%, 03/15/38	55
290	Series 4002, Class MI, IO, 4.000%, 01/15/39	26
131	Series 4013, Class SB, IF, IO, 6.253%, 03/15/42	32
87	Series 4033, Class SC, IF, IO, 6.353%, 10/15/36	16
251	Series 4050, Class EI, IO, 4.000%, 02/15/39	24
170	Series 4057, Class BS, IF, IO, 5.853%, 09/15/39	27
156	Series 4057, Class CS, IF, IO, 5.853%, 04/15/39	26
2,325	Series 4057, Class SA, IF, IO, 5.853%, 04/15/39	339
206	Series 4073, Class AS, IF, IO, 5.853%, 08/15/38	32
406	Series 4083, Class MS, IF, IO, 5.853%, 05/15/39	68
500	Series 4084, Class GS, IF, IO, 5.853%, 04/15/39	67
297	Series 4086, Class TS, IF, IO, 5.903%, 04/15/37	33
301	Series 4093, Class SD, IF, IO, 6.503%, 01/15/38	68
337	Series 4097, Class TS, IF, IO, 5.903%, 05/15/39	64
205	Series 4099, Class BS, IF, IO, 5.853%, 06/15/39	40
78	Series 4102, Class SW, IF, IO, 5.903%, 05/15/39	15
70	Series 4113, Class JS, IF, IO, 5.853%, 07/15/39	12
101	Series 4116, Class MS, IF, IO, 6.003%, 11/15/39	21
592	Series 4122, Class SJ, IF, IO, 5.953%, 12/15/40	115
83	Series 4123, Class SA, IF, IO, 6.003%, 09/15/39	15
143	Series 4132, Class SE, IF, IO, 6.003%, 12/15/40	28
157	Series 4174, Class SA, IF, IO, 6.003%, 05/15/39	26
178	Series 4267, Class CI, IO, 4.000%, 05/15/39	24
	Federal National Mortgage Association REMIC,
290	Series 2006-3, Class SB, IF, IO, 6.479%, 07/25/35	47

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
81	Series 2006-125, Class SA, IF, IO, 6.499%, 01/25/37	12
161	Series 2007-32, Class SD, IF, IO, 5.889%, 04/25/37	28
52	Series 2007-37, Class SA, IF, IO, 5.899%, 05/25/37	9
299	Series 2008-17, Class KS, IF, IO, 6.129%, 11/25/37	47
914	Series 2012-73, Class LS, IF, IO, 5.829%, 06/25/39	145
593	Series 2012-74, Class AS, IF, IO, 5.829%, 03/25/39	92
144	Series 2012-84, Class QS, IF, IO, 6.429%, 09/25/31	31
310	Series 2012-87, Class NS, IF, IO, 5.829%, 02/25/39	56
253	Series 2012-94, Class KS, IF, IO, 6.429%, 05/25/38	56
221	Series 2012-94, Class SL, IF, IO, 6.479%, 05/25/38	50
167	Series 2012-98, Class SA, IF, IO, 5.829%, 05/25/39	29
121	Series 2012-104, Class QS, IF, IO, 5.879%, 03/25/39	22
100	Series 2012-107, Class QS, IF, IO, 5.879%, 10/25/40	21
76	Series 2012-110, Class MS, IF, IO, 5.779%, 10/25/42	16
219	Series 2012-114, Class DS, IF, IO, 5.879%, 08/25/39	36
211	Series 2012-114, Class HS, IF, IO, 5.929%, 03/25/40	30
249	Series 2012-120, Class ES, IF, IO, 5.979%, 11/25/39	50
269	Series 2012-120, Class SE, IF, IO, 5.979%, 02/25/39	50
198	Series 2012-124, Class DS, IF, IO, 5.929%, 04/25/40	35
315	Series 2012-124, Class LS, IF, IO, 5.979%, 07/25/40	58
254	Series 2012-137, Class CS, IF, IO, 5.979%, 08/25/41	51
1,174	Series 2013-9, Class SG, IF, IO, 5.979%, 03/25/39	221
89	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	6
597	Series 2014-61, Class SA, IO, VAR, 1.938%, 10/25/44	44
	Federal National Mortgage Association STRIPS,
56	Series 366, Class 18, IO, 4.000%, 11/25/20	3
217	Series 390, Class C7, IO, 4.000%, 07/25/23	9
336	Series 390, Class C8, IO, 4.500%, 07/25/23	17
28	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	31
	Government National Mortgage Association,
73	Series 2013-69, Class SM, IF, IO, 5.993%, 05/20/43	12
82	Series 2013-165, Class ST, IF, IO, 5.943%, 11/20/43	16
54	Series 2014-2, Class NS, IF, IO, 5.943%, 01/20/44	10
98	Series 2014-68, Class SK, IF, IO, 5.993%, 05/20/44	19
336	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	17
178	Series 2014-98, Class SM, IF, IO, 5.993%, 07/20/44	33
769	Series 2014-119, Class SA, IF, IO, 5.393%, 08/20/44	125
187	Series 2014-129, Class SK, IF, IO, 5.993%, 09/20/44	35
213	Series 2014-183, Class SG, IF, IO, 5.993%, 12/20/44	41
638	Series 2015-63, Class SN, IF, IO, 6.093%, 05/20/45	149
851	Series 2015-80, Class MS, IF, IO, 6.043%, 06/20/45	222
713	Series 2015-99, Class KS, IF, IO, 5.993%, 07/20/45	176

		3,448

	Non-Agency CMO — 2.0%
913	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	926
490	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	507
	Banc of America Funding Trust,
130	Series 2014-R7, Class 1A1, VAR, 0.347%, 05/26/36 (e)	117

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
88	Series 2014-R7, Class 2A1, VAR, 0.361%, 09/26/36 (e)	82
161	Series 2015-R1, Class A1, VAR, 0.384%, 05/26/37 (e)	149
	Banc of America Mortgage Trust,
281	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	275
289	Series 2007-3, Class 1A1, 6.000%, 09/25/37	261
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.347%, 05/26/37 (e)	97
38	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.571%, 05/25/37	29
	Citigroup Mortgage Loan Trust,
81	Series 2013-11, Class 1A4, VAR, 0.367%, 10/25/46 (e)	78
87	Series 2014-10, Class 1A1, VAR, 0.332%, 11/25/36 (e)	78
115	Series 2014-10, Class 4A1, VAR, 0.366%, 02/25/37 (e)	104
84	Series 2014-10, Class 5A1, VAR, 0.347%, 06/25/36 (e)	76
289	Series 2014-12, Class 1A4, VAR, 0.322%, 08/25/36 (e)	262
84	Series 2014-12, Class 2A4, VAR, 4.303%, 02/25/37 (e)	83
166	Series 2014-C, Class A, 3.250%, 02/25/54 (e)	159
	Credit Suisse First Boston Mortgage Securities Corp.,
68	Series 2003-29, Class 7A1, 6.500%, 12/25/33	70
241	Series 2004-5, Class 4A1, 6.000%, 09/25/34	247
	CSMC Trust,
56	Series 2011-12R, Class 3A1, VAR, 2.303%, 07/27/36 (e)	55
53	Series 2014-10R, Class 4A1, VAR, 0.364%, 12/27/36 (e)	51
45	Series 2014-11R, Class 8A1, VAR, 0.534%, 04/27/37 (e)	44
185	Series 2014-11R, Class 9A1, VAR, 0.364%, 10/27/36 (e)	175
199	Series 2015-3R, Class 5A1, VAR, 0.344%, 09/29/36 (e)	191
14	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.721%, 02/25/35	13
29	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.247%, 06/27/37 (e)	29
	Federal National Mortgage Association Connecticut Avenue Securities,
100	Series 2015-C03, Class 1M2, VAR, 5.221%, 07/25/25	100
246	Series 2015-C04, Class 1M2, VAR, 5.921%, 04/25/28	252
87	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.364%, 04/26/37 (e)	81
254	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	238
	HarborView Mortgage Loan Trust,
15	Series 2004-9, Class 2A, VAR, 2.621%, 12/19/34	13
94	Series 2006-9, Class 2A1A, VAR, 0.413%, 11/19/36	70
341	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	339
9	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.371%, 12/25/36	9
	LSTAR Securities Investment Trust,
178	Series 2014-1, Class NOTE, VAR, 3.293%, 09/01/21 (e)	178
202	Series 2015-1, Class A, VAR, 2.193%, 01/01/20 (e)	200
214	Series 2015-2, Class A, VAR, 2.193%, 01/01/20 (e)	211
148	Series 2015-3, Class A, VAR, 2.193%, 03/01/20 (e)	146
165	Series 2015-4, Class A1, VAR, 2.193%, 04/01/20 (e)	162
171	Series 2015-6, Class A, VAR, 2.193%, 05/01/20 (e)	169
94	Series 2015-7, Class A, VAR, 2.193%, 07/01/20 (e)	92
211	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	179
93	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.367%, 12/26/36 (e)	86
1,207	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,002
137	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.495%, 12/10/35 (e)	116

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Residential Asset Securitization Trust,
308	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	295
100	Series 2006-A1, Class 1A6, VAR, 0.721%, 04/25/36	60
290	Series 2006-R1, Class A2, VAR, 0.621%, 01/25/46	145
289	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	274
158	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	148
33	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.671%, 09/25/35	25
	Wells Fargo Mortgage-Backed Securities Trust,
51	Series 2005-16, Class A8, 5.750%, 01/25/36	54
461	Series 2007-8, Class 2A8, 6.000%, 07/25/37	453

		9,255

	Total Collateralized Mortgage Obligations (Cost $12,226)	12,703

Commercial Mortgage-Backed Securities — 1.3%
	BAMLL Commercial Mortgage Securities Trust,
100	Series 2013-DSNY, Class F, VAR, 3.697%, 09/15/26 (e)	99
200	Series 2014-FL1, Class D, VAR, 4.196%, 12/15/31 (e)	194
330	Series 2014-FL1, Class E, VAR, 5.697%, 12/15/31 (e)	297
460	Series 2014-INLD, Class E, VAR, 3.537%, 12/15/29 (e)	453
150	Series 2015-ASHF, Class D, VAR, 3.197%, 01/15/28 (e)	149
160	Series 2015-ASHF, Class E, VAR, 4.197%, 01/15/28 (e)	158
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.697%, 11/15/31 (e)	100
143	Series 2014-FL2, Class COL2, VAR, 4.697%, 11/15/31 (e)	142
250	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.547%, 07/15/27 (e)	251
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 3.847%, 08/15/31 (e)	121
100	Series 2014-FL5, Class KH2, VAR, 4.697%, 08/15/31 (e)	93
430	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	414
	CSMC Trust,
690	Series 2015-DEAL, Class E, VAR, 4.197%, 04/15/29 (e)	683
280	Series 2015-SAND, Class E, VAR, 4.050%, 08/15/30 (e)	280
680	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.600%, 08/15/32 (e)	680
185	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	185
1,395	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.862%, 05/12/39	1,401
546	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.917%, 11/15/29 (e)	540

	Total Commercial Mortgage-Backed Securities (Cost $6,141)	6,240

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $73)	68

Corporate Bonds — 59.7%
	Consumer Discretionary — 10.2%
	Auto Components — 0.6%
	American Axle & Manufacturing, Inc.,
250	6.250%, 03/15/21	261
10	6.625%, 10/15/22	11
	Dana Holding Corp.,
10	5.375%, 09/15/21	10
297	5.500%, 12/15/24	298
523	6.000%, 09/15/23	534
	Goodyear Tire & Rubber Co. (The),
15	5.125%, 11/15/23	15
500	6.500%, 03/01/21	528
19	8.250%, 08/15/20	20

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
500	8.750%, 08/15/20	594
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
35	4.875%, 03/15/19	35
9	6.000%, 08/01/20	9
600	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/23 (e)	595

		2,910

	Automobiles — 0.8%
750	Daimler Finance North America LLC, 2.250%, 03/02/20 (e)	736
500	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	539
500	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	495
1,000	General Motors Co., 4.875%, 10/02/23	1,035
750	Nissan Motor Acceptance Corp., 2.125%, 03/03/20 (e)	745
500	Volkswagen Group of America Finance LLC, 2.125%, 05/23/19 (e)	468

		4,018

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	361
15	Sotheby’s, 5.250%, 10/01/22 (e)	15

		376

	Hotels, Restaurants & Leisure — 1.2%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	519
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (d)	298
335	11.250%, 06/01/17 (d)	258
405	Darden Restaurants, Inc., 7.050%, 10/15/37	456
750	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	714
18	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	18
	McDonald’s Corp.,
500	3.250%, 06/10/24	495
300	4.600%, 05/26/45	288
	MGM Resorts International,
870	6.000%, 03/15/23	862
260	6.750%, 10/01/20	271
161	7.625%, 01/15/17	170
250	7.750%, 03/15/22	268
	Sabre GLBL, Inc.,
10	5.250%, 11/15/23 (e)	10
300	5.375%, 04/15/23 (e)	300
5	Scientific Games International, Inc., 10.000%, 12/01/22	4
500	Starbucks Corp., 2.700%, 06/15/22	504
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	448

		5,883

	Household Durables — 0.4%
500	Newell Rubbermaid, Inc., 2.875%, 12/01/19	499
	Tempur Sealy International, Inc.,
29	5.625%, 10/15/23 (e)	30
500	6.875%, 12/15/20	528
1,000	Whirlpool Corp., 1.650%, 11/01/17	999

		2,056

	Internet & Catalog Retail — 0.5%
15	Acosta, Inc., 7.750%, 10/01/22 (e)	14
	Amazon.com, Inc.,
500	3.800%, 12/05/24	520
400	4.950%, 12/05/44	426
500	Expedia, Inc., 4.500%, 08/15/24	495
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	490
500	QVC, Inc., 4.450%, 02/15/25	469

		2,414

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	501
500	Mattel, Inc., 3.150%, 03/15/23	476

		977

	Media — 4.9%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	621
600	Altice Luxembourg S.A., (Luxembourg), 7.625%, 02/15/25 (e)	525
200	AMC Entertainment, Inc., 5.750%, 06/15/25	201
116	AMC Networks, Inc., 7.750%, 07/15/21	123
212	Cablevision Systems Corp., 7.750%, 04/15/18	220
	CBS Corp.,
500	3.700%, 08/15/24	490
350	4.600%, 01/15/45	313
	CCO Safari II LLC,
1,000	4.464%, 07/23/22 (e)	1,011
100	4.908%, 07/23/25 (e)	102

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Cinemark USA, Inc.,
15	5.125%, 12/15/22	15
337	7.375%, 06/15/21	354
	Clear Channel Worldwide Holdings, Inc.,
1,460	Series B, 6.500%, 11/15/22	1,442
750	Series B, 7.625%, 03/15/20	727
	Comcast Corp.,
500	3.375%, 02/15/25	511
400	4.400%, 08/15/35	406
250	4.500%, 01/15/43	254
975	6.500%, 01/15/17	1,034
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	462
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
500	3.950%, 01/15/25	500
300	6.000%, 08/15/40	314
500	Discovery Communications LLC, 3.450%, 03/15/25	461
	DISH DBS Corp.,
10	4.250%, 04/01/18	10
675	5.000%, 03/15/23	584
60	5.875%, 07/15/22	56
1,700	5.875%, 11/15/24	1,521
60	6.750%, 06/01/21	60
109	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	115
5	iHeartCommunications, Inc., 9.000%, 12/15/19	4
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,165
	Neptune Finco Corp.,
200	10.125%, 01/15/23 (e)	209
400	10.875%, 10/15/25 (e)	423
	Nexstar Broadcasting, Inc.,
400	6.125%, 02/15/22 (e)	388
400	6.875%, 11/15/20	407
510	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	507
675	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e)	667
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	302
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	247
500	3.500%, 06/15/22	483
	Sinclair Television Group, Inc.,
250	5.375%, 04/01/21	251
250	6.125%, 10/01/22	257
400	6.375%, 11/01/21	414
	Sirius XM Radio, Inc.,
500	4.625%, 05/15/23 (e)	484
400	5.750%, 08/01/21 (e)	413
495	6.000%, 07/15/24 (e)	512
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	494
	Time Warner, Inc.,
500	3.600%, 07/15/25	495
330	5.350%, 12/15/43	340
20	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	21
268	Univision Communications, Inc., 8.500%, 05/15/21 (e)	279
1,250	Viacom, Inc., 4.250%, 09/01/23	1,239
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	556
500	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	506

		23,495

	Multiline Retail — 0.2%
500	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	445
500	Target Corp., 2.300%, 06/26/19	509

		954

	Specialty Retail — 1.0%
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	415
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	506
500	2.625%, 06/01/22	501
300	L Brands, Inc., 6.625%, 04/01/21	337
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	512
10	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	9
250	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	257
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	261
51	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	52
1,200	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,251

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — continued
500	Tiffany & Co., 4.900%, 10/01/44 (e)	492

		4,593

	Textiles, Apparel & Luxury Goods — 0.3%
500	Coach, Inc., 4.250%, 04/01/25	475
415	Hanesbrands, Inc., 6.375%, 12/15/20	429
300	NIKE Inc., 3.875%, 11/01/45	290

		1,194

	Total Consumer Discretionary	48,870

	Consumer Staples — 3.9%
	Beverages — 0.7%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	484
700	6.875%, 11/15/19	814
100	Constellation Brands, Inc., 7.250%, 09/01/16	104
500	Dr. Pepper Snapple Group, Inc., 3.400%, 11/15/25	493
	PepsiCo, Inc.,
500	2.750%, 04/30/25	488
500	3.600%, 03/01/24	523
250	Series FXD, 2.250%, 01/07/19	254

		3,160

	Food & Staples Retailing — 1.1%
1,000	CVS Health Corp., 2.800%, 07/20/20	1,014
	CVS Pass-Through Trust,
622	6.036%, 12/10/28	690
955	7.507%, 01/10/32 (e)	1,148
405	Delhaize Group, (Belgium), 5.700%, 10/01/40	419
750	Kroger Co. (The), 2.950%, 11/01/21	744
500	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	490
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	849

		5,354

	Food Products — 1.2%
287	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	293
91	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	96
10	Dean Foods Co., 6.500%, 03/15/23 (e)	10
750	General Mills, Inc., 2.200%, 10/21/19	752
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	529
1,500	HJ Heinz Co., 2.800%, 07/02/20 (e)	1,504
300	JM Smucker Co. (The), 4.375%, 03/15/45	293
	Post Holdings, Inc.,
10	6.000%, 12/15/22 (e)	10
315	6.750%, 12/01/21 (e)	320
1,280	7.375%, 02/15/22	1,332
158	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	145
10	TreeHouse Foods, Inc., 4.875%, 03/15/22	10
250	Tyson Foods, Inc., 3.950%, 08/15/24	256
16	WhiteWave Foods Co. (The), 5.375%, 10/01/22	17

		5,567

	Household Products — 0.6%
	Central Garden & Pet Co.,
10	6.125%, 11/15/23	10
356	8.250%, 03/01/18	364
	HRG Group, Inc.,
7	7.750%, 01/15/22	7
145	7.875%, 07/15/19	154
750	Kimberly-Clark Corp., 1.850%, 03/01/20	745
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	501
500	SC Johnson & Son, Inc., 4.350%, 09/30/44 (e)	469
600	Spectrum Brands, Inc., 6.375%, 11/15/20	642
10	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	9

		2,901

	Personal Products — 0.0% (g)
66	Avon Products, Inc., 6.750%, 03/15/23	44

		—
	Tobacco — 0.3%
500	Altria Group, Inc., 2.625%, 01/14/20	503
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	386
725	5.650%, 05/16/18	797

		1,686

	Total Consumer Staples	18,712

	Energy — 4.7%
	Energy Equipment & Services — 0.3%
	Halliburton Co.,
1,000	2.700%, 11/15/20	1,002
250	3.500%, 08/01/23	249
95	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	96

		1,347

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 4.4%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	485
15	Antero Resources Corp., 5.125%, 12/01/22	14
31	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	10
109	Bill Barrett Corp., 7.000%, 10/15/22	77
	Bonanza Creek Energy, Inc.,
156	5.750%, 02/01/23	106
163	6.750%, 04/15/21	128
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	998
750	2.521%, 01/15/20	757
300	2.750%, 05/10/23	290
500	3.814%, 02/10/24	514
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
477	7.875%, 04/15/22	138
76	8.625%, 10/15/20	28
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	491
	Carrizo Oil & Gas, Inc.,
35	6.250%, 04/15/23	32
99	7.500%, 09/15/20	97
	Chaparral Energy, Inc.,
218	7.625%, 11/15/22	46
43	8.250%, 09/01/21	10
111	9.875%, 10/01/20	30
600	Chesapeake Energy Corp., 4.875%, 04/15/22	254
500	Chevron Corp., 2.411%, 03/03/22	494
1,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	964
	Comstock Resources, Inc.,
83	7.750%, 04/01/19	14
53	9.500%, 06/15/20	11
475	ConocoPhillips, 6.500%, 02/01/39	567
500	ConocoPhillips Co., 2.875%, 11/15/21	499
172	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	175
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	907
300	Denbury Resources, Inc., 4.625%, 07/15/23	174
500	Devon Energy Corp., 3.250%, 05/15/22	477
34	Diamondback Energy, Inc., 7.625%, 10/01/21	36
500	El Paso Natural Gas Co. LLC, 5.950%, 04/15/17	517
	Endeavor Energy Resources LP/EER Finance, Inc.,
219	7.000%, 08/15/21 (e)	211
26	8.125%, 09/15/23 (e)	26
300	Energy Transfer Partners LP, 5.150%, 03/15/45	227
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	447
	EP Energy LLC/Everest Acquisition Finance, Inc.,
131	7.750%, 09/01/22	103
1,135	9.375%, 05/01/20	965
300	Exxon Mobil Corp., 3.567%, 03/06/45	285
	Gulfport Energy Corp.,
45	6.625%, 05/01/23	41
60	7.750%, 11/01/20	58
	Halcon Resources Corp.,
172	8.625%, 02/01/20 (e)	136
100	13.000%, 02/15/22 (e)	46
	Hilcorp Energy I LP/Hilcorp Finance Co.,
55	5.000%, 12/01/24 (e)	50
85	5.750%, 10/01/25 (e)	78
23	7.625%, 04/15/21 (e)	23
95	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	70
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	323
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	15
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
10	3.050%, 12/01/19	9
500	4.300%, 06/01/25	422
300	5.050%, 02/15/46	215
52	7.000%, 06/15/17	54
	Laredo Petroleum, Inc.,
28	5.625%, 01/15/22	26
14	6.250%, 03/15/23	14
75	7.375%, 05/01/22	73
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
90	6.625%, 12/01/21	36
92	8.000%, 12/01/20	42

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Linn Energy LLC/Linn Energy Finance Corp.,
500	7.750%, 02/01/21	105
5	8.625%, 04/15/20	1
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	969
31	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	29
50	Matador Resources Co., 6.875%, 04/15/23	50
	MEG Energy Corp., (Canada),
370	6.375%, 01/30/23 (e)	307
31	6.500%, 03/15/21 (e)	27
573	7.000%, 03/31/24 (e)	485
	Memorial Production Partners LP/Memorial Production Finance Corp.,
50	6.875%, 08/01/22	28
105	7.625%, 05/01/21	60
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	4
	Noble Energy, Inc.,
29	5.875%, 06/01/22	29
50	5.875%, 06/01/24	50
	Northern Oil and Gas, Inc.,
196	8.000%, 06/01/20	155
266	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	270
250	Peabody Energy Corp., 6.250%, 11/15/21	39
8	Penn Virginia Corp., 7.250%, 04/15/19	2
250	Phillips 66, 4.650%, 11/15/34	247
500	Phillips 66 Partners LP, 3.605%, 02/15/25	445
84	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	76
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	494
	RSP Permian, Inc.,
22	6.625%, 10/01/22	22
20	6.625%, 10/01/22 (e)	20
100	Sabine Pass LNG LP, 7.500%, 11/30/16	102
368	Samson Resources Co., 9.750%, 02/15/20 (d)	1
209	Sanchez Energy Corp., 6.125%, 01/15/23	144
	SandRidge Energy, Inc.,
250	7.500%, 03/15/21	41
91	8.750%, 06/01/20 (e)	34
174	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	169
	SM Energy Co.,
47	5.625%, 06/01/25	42
29	6.500%, 01/01/23	28
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	452
38	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24 (e)	36
750	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	771
500	Total Capital International S.A., (France), 3.750%, 04/10/24	520
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	380
14	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	5
500	Western Gas Partners LP, 2.600%, 08/15/18	491
10	Whiting Petroleum Corp., 5.000%, 03/15/19	9
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	357
20	7.875%, 09/01/21	20
500	Williams Partners LP, 4.000%, 09/15/25	408
	WPX Energy, Inc.,
9	5.250%, 09/15/24	8
43	6.000%, 01/15/22	36
10	7.500%, 08/01/20	9

		21,327

	Total Energy	22,674

	Financials — 16.6%
	Banks — 3.8%
	Bank of America Corp.,
750	4.000%, 01/22/25	744
750	4.200%, 08/26/24	757
690	6.500%, 08/01/16	715
500	Series L, 2.250%, 04/21/20	492
500	Series L, 3.950%, 04/21/25	494
740	Series L, 5.650%, 05/01/18	802
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,490
500	2.350%, 09/08/19 (e)	498
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,502
750	3.650%, 03/16/25	727

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
1,000	BNP Paribas S.A., (France), 2.375%, 05/21/20	994
	CIT Group, Inc.,
25	5.000%, 05/15/17	26
250	5.250%, 03/15/18	259
500	5.500%, 02/15/19 (e)	524
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	1,999
500	2.400%, 02/18/20	499
900	3.750%, 06/16/24	924
500	3.875%, 03/26/25	489
12	6.000%, 08/15/17	13
320	6.625%, 06/15/32	385
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	404
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	991
	Wells Fargo & Co.,
500	3.000%, 02/19/25	485
300	3.900%, 05/01/45	278
1,500	Series N, 2.150%, 01/30/20	1,493

		17,984

	Capital Markets — 4.0%
	Bank of New York Mellon Corp. (The),
500	Series G, 2.200%, 05/15/19	504
500	Series G, 3.000%, 02/24/25	494
850	BlackRock, Inc., 3.500%, 03/18/24	873
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	283
500	Charles Schwab Corp. (The), 3.000%, 03/10/25	491
	Credit Suisse AG, (Switzerland),
700	3.000%, 10/29/21	703
1,000	3.625%, 09/09/24	1,008
300	Credit Suisse USA, Inc., 7.125%, 07/15/32	389
3,300	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	3,289
	Goldman Sachs Group, Inc. (The),
750	2.750%, 09/15/20	755
500	4.250%, 10/21/25	502
300	5.150%, 05/22/45	298
890	5.950%, 01/18/18	966
1,530	6.150%, 04/01/18	1,677
180	6.450%, 05/01/36	209
400	Lazard Group LLC, 3.750%, 02/13/25	373
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 12/30/16 (d)	101
850	0.000%, 05/25/49 (d)	64
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	994
500	2.600%, 06/24/19 (e)	501
	Morgan Stanley,
500	2.375%, 07/23/19	503
1,000	3.700%, 10/23/24	1,017
500	3.950%, 04/23/27	489
500	4.000%, 07/23/25	519
395	5.500%, 01/26/20	441
560	6.625%, 04/01/18	620
300	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.875%, 04/15/45 (e)	259
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	499
550	UBS AG, (Switzerland), 5.750%, 04/25/18	597

		19,418

	Consumer Finance — 4.1%
	Ally Financial, Inc.,
58	2.750%, 01/30/17	58
70	3.250%, 09/29/17	70
70	3.250%, 11/05/18	70
50	3.750%, 11/18/19	50
500	4.125%, 03/30/20	506
795	4.625%, 03/30/25	795
40	4.750%, 09/10/18	41
15	5.500%, 02/15/17	15
51	5.750%, 11/20/25	51
82	6.250%, 12/01/17	87
85	8.000%, 11/01/31	101
	American Express Credit Corp.,
1,000	1.875%, 11/05/18	1,003
1,000	2.250%, 08/15/19	1,002
750	2.375%, 05/26/20	749
825	American Honda Finance Corp., 1.600%, 02/16/18 (e)	824
750	Capital One Financial Corp., 3.200%, 02/05/25	724
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	498

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
500	2.850%, 06/01/22	498
1,000	Discover Financial Services, 3.950%, 11/06/24	990
	Ford Motor Credit Co. LLC,
500	2.240%, 06/15/18	497
1,000	2.597%, 11/04/19	986
750	3.219%, 01/09/22	739
500	4.375%, 08/06/23	523
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	996
1,250	3.150%, 01/15/20	1,240
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	740
719	HSBC Finance Corp., 6.676%, 01/15/21	834
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,492
500	2.375%, 11/13/19	500
	John Deere Capital Corp.,
500	2.050%, 03/10/20	495
500	3.350%, 06/12/24	514
	Springleaf Finance Corp.,
100	5.750%, 09/15/16	102
100	6.500%, 09/15/17	103
	Synchrony Financial,
1,000	2.700%, 02/03/20	985
500	4.250%, 08/15/24	500
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	506

		19,884

	Diversified Financial Services — 1.4%
510	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	514
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	430
500	CME Group, Inc., 3.000%, 03/15/25	494
101	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	99
	GE Capital International Funding Co., (Ireland),
1,551	0.964%, 04/15/16 (e)	1,553
592	4.418%, 11/15/35 (e)	607
185	General Electric Capital Corp., 5.875%, 01/14/38	227
500	Moody’s Corp., 2.750%, 07/15/19	507
1,000	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	998
500	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	510
750	Shell International Finance B.V., (Netherlands), 3.250%, 05/11/25	746

		6,685

	Insurance — 1.7%
500	ACE INA Holdings, Inc., 3.150%, 03/15/25	496
	Aflac, Inc.,
500	3.250%, 03/17/25	495
400	3.625%, 06/15/23	414
	American International Group, Inc.,
500	3.875%, 01/15/35	452
500	4.125%, 02/15/24	521
250	4.500%, 07/16/44	236
275	Aon plc, (United Kingdom), 4.250%, 12/12/42	246
	Lincoln National Corp.,
250	4.000%, 09/01/23	257
300	7.000%, 06/15/40	378
	MetLife, Inc.,
500	3.600%, 04/10/24	512
300	4.050%, 03/01/45	282
875	6.750%, 06/01/16	900
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	742
500	Prudential Financial, Inc., 3.500%, 05/15/24	504
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,009
500	XLIT Ltd., (Cayman Islands), 4.450%, 03/31/25	493

		7,937

	Real Estate Investment Trusts (REITs) — 1.0%
	American Tower Corp.,
500	2.800%, 06/01/20	498
500	3.450%, 09/15/21	502
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	497
525	Corrections Corp. of America, 4.625%, 05/01/23	498
600	Crown Castle International Corp., 5.250%, 01/15/23	622
13	Equinix, Inc., 5.375%, 01/01/22	13
400	Geo Group, Inc. (The), 5.125%, 04/01/23	376

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	GEO Group, Inc. (The),
215	5.875%, 01/15/22	212
165	6.625%, 02/15/21	168
625	Health Care REIT, Inc., 4.700%, 09/15/17	655
	Iron Mountain, Inc.,
10	6.000%, 10/01/20 (e)	11
48	6.000%, 08/15/23	50
27	iStar, Inc., 3.875%, 07/01/16	27
350	Kimco Realty Corp., 4.250%, 04/01/45	324
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	202

		4,655

	Real Estate Management & Development — 0.2%
725	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	750

	Thrifts & Mortgage Finance — 0.4%
750	Abbey National Treasury Services plc, (United Kingdom), 2.375%, 03/16/20	752
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	989

		1,741

	Total Financials	79,054

	Health Care — 5.2%
	Biotechnology — 0.4%
500	Amgen, Inc., 4.400%, 05/01/45	465
	Celgene Corp.,
400	2.250%, 05/15/19	400
500	2.875%, 08/15/20	502
500	Gilead Sciences, Inc., 3.500%, 02/01/25	502

		1,869

	Health Care Equipment & Supplies — 0.7%
500	Abbott Laboratories, 2.950%, 03/15/25	493
250	Boston Scientific Corp., 4.125%, 10/01/23	254
500	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	450
600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	582
14	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	12
	Medtronic, Inc.,
500	2.500%, 03/15/20	506
750	2.750%, 04/01/23	735
300	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	278

		3,310

	Health Care Providers & Services — 2.4%
	Acadia Healthcare Co., Inc.,
5	5.125%, 07/01/22	5
28	5.625%, 02/15/23	27
500	Aetna, Inc., 3.500%, 11/15/24	500
300	AmerisourceBergen Corp., 4.250%, 03/01/45	274
750	Cardinal Health, Inc., 1.950%, 06/15/18	751
500	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	480
750	Express Scripts Holding Co., 2.250%, 06/15/19	746
1,205	HCA Holdings, Inc., 6.250%, 02/15/21	1,280
	HCA, Inc.,
20	5.250%, 04/15/25	20
1,300	7.500%, 02/15/22	1,453
24	HealthSouth Corp., 5.750%, 09/15/25 (e)	23
	Kindred Healthcare, Inc.,
500	8.000%, 01/15/20	468
300	8.750%, 01/15/23	284
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	493
121	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	122
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	999
500	3.500%, 03/30/25	485
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	247
825	6.750%, 02/01/20	816
45	6.750%, 06/15/23	42
50	8.000%, 08/01/20	51
1,460	8.125%, 04/01/22	1,455
500	UnitedHealth Group, Inc., 4.750%, 07/15/45	526
55	WellCare Health Plans, Inc., 5.750%, 11/15/20	57

		11,604

	Health Care Technology — 0.1%
515	IMS Health, Inc., 6.000%, 11/01/20 (e)	527

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — 1.6%
300	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	299
173	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	149
300	Eli Lilly & Co., 3.700%, 03/01/45	280
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	752
	Merck & Co., Inc.,
500	2.750%, 02/10/25	489
400	4.150%, 05/18/43	399
	Pfizer, Inc.,
826	3.000%, 06/15/23	829
800	4.300%, 06/15/43	794
	Valeant Pharmaceuticals International, Inc., (Canada),
500	5.875%, 05/15/23 (e)	432
98	6.125%, 04/15/25 (e)	85
15	6.750%, 08/15/18 (e)	15
1,125	7.250%, 07/15/22 (e)	1,018
1,359	7.500%, 07/15/21 (e)	1,284
750	Zoetis, Inc., 3.450%, 11/13/20	756

		7,581

	Total Health Care	24,891

	Industrials — 4.3%
	Aerospace & Defense — 1.0%
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,000
250	3.500%, 03/01/45	230
	Bombardier, Inc., (Canada),
5	5.500%, 09/15/18 (e)	5
800	7.500%, 03/15/25 (e)	596
10	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	10
450	KLX, Inc., 5.875%, 12/01/22	435
500	L-3 Communications Corp., 3.950%, 05/28/24	475
300	Lockheed Martin Corp., 3.800%, 03/01/45	266
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,001
250	3.850%, 04/15/45	222
10	TransDigm, Inc., 6.000%, 07/15/22	10
82	Triumph Group, Inc., 4.875%, 04/01/21	68
300	United Technologies Corp., 4.150%, 05/15/45	288

		4,606

	Air Freight & Logistics — 0.1%
500	FedEx Corp., 4.100%, 02/01/45	450

	Airlines — 0.1%
48	Allegiant Travel Co., 5.500%, 07/15/19	49
500	Southwest Airlines Co., 2.750%, 11/06/19	507

		556

	Building Products — 0.0% (g)
50	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23 (e)	50

	Commercial Services & Supplies — 0.3%
500	ACCO Brands Corp., 6.750%, 04/30/20	522
350	ADT Corp. (The), 3.500%, 07/15/22	320
5	APX Group, Inc., 6.375%, 12/01/19	5
30	Mobile Mini, Inc., 7.875%, 12/01/20	31
500	Waste Management, Inc., 3.125%, 03/01/25	487

		1,365

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	420
116	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	109

		529

	Industrial Conglomerates — 0.0% (g)
107	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	113

	Machinery — 0.8%
500	Case New Holland, Inc., 7.875%, 12/01/17	535
500	Caterpillar, Inc., 3.400%, 05/15/24	509
1,500	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,506
1,200	Terex Corp., 6.000%, 05/15/21	1,170

		3,720

	Professional Services — 0.0% (g)
100	CEB, Inc., 5.625%, 06/15/23 (e)	101

	Road & Rail — 1.1%
400	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	418
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
250	5.125%, 06/01/22 (e)	246
500	5.500%, 04/01/23	510
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	568
750	CSX Corp., 3.400%, 08/01/24	752
	Hertz Corp. (The),
550	5.875%, 10/15/20	567

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — continued
410	6.250%, 10/15/22	426
550	7.375%, 01/15/21	572
48	7.500%, 10/15/18	49
135	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	119
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	488
500	Ryder System, Inc., 2.650%, 03/02/20	495
250	Union Pacific Corp., 3.375%, 02/01/35	227

		5,437

	Trading Companies & Distributors — 0.8%
550	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20	624
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	251
	HD Supply, Inc.,
560	5.250%, 12/15/21 (e)	582
63	11.500%, 07/15/20	71
	International Lease Finance Corp.,
20	5.875%, 08/15/22	22
750	8.750%, 03/15/17	801
	United Rentals North America, Inc.,
10	5.750%, 11/15/24	10
500	6.125%, 06/15/23	521
666	7.625%, 04/15/22	716
76	8.250%, 02/01/21	80
46	Univar USA, Inc., 6.750%, 07/15/23 (e)	44

		3,722

	Total Industrials	20,649

	Information Technology — 4.6%
	Communications Equipment — 0.6%
300	Alcatel-Lucent USA, Inc., 8.875%, 01/01/20 (e)	321
320	Avaya, Inc., 7.000%, 04/01/19 (e)	252
300	Cisco Systems, Inc., 5.500%, 01/15/40	353
	CommScope, Inc.,
36	4.375%, 06/15/20 (e)	36
250	5.000%, 06/15/21 (e)	242
1,500	5.500%, 06/15/24 (e)	1,440
500	QUALCOMM, Inc., 3.450%, 05/20/25	473

		3,117

	Electronic Equipment, Instruments & Components — 0.3%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	480
7	Belden, Inc., 5.500%, 09/01/22 (e)	7
750	Zebra Technologies Corp., 7.250%, 10/15/22	803

		1,290

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	980
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	509
400	Google, Inc., 3.375%, 02/25/24	422
107	Match Group, Inc., 6.750%, 12/15/22 (e)	106

		2,017

	IT Services — 1.1%
	First Data Corp.,
120	5.000%, 01/15/24 (e)	120
58	5.375%, 08/15/23 (e)	59
100	5.750%, 01/15/24 (e)	100
525	6.750%, 11/01/20 (e)	552
50	7.000%, 12/01/23 (e)	51
1,200	8.250%, 01/15/21 (e)	1,254
458	8.750%, 01/15/22 (e)	481
1,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/20 (e)	1,008
750	International Business Machines Corp., 1.875%, 08/01/22	711
10	WEX, Inc., 4.750%, 02/01/23 (e)	9
	Xerox Corp.,
400	2.800%, 05/15/20	381
350	4.800%, 03/01/35	315

		5,041

	Semiconductors & Semiconductor Equipment — 0.8%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,278
55	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	59
1,000	Intel Corp., 2.450%, 07/29/20	1,015
	Micron Technology, Inc.,
600	5.250%, 01/15/24 (e)	558
250	5.875%, 02/15/22	251
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 02/15/21 (e)	784

		3,945

	Software — 1.1%
750	Adobe Systems, Inc., 3.250%, 02/01/25	740
1,100	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,110

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
250	CA, Inc., 4.500%, 08/15/23	254
500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	388
	Infor U.S., Inc.,
5	5.750%, 08/15/20 (e)	5
1,000	6.500%, 05/15/22 (e)	887
135	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	134
350	Microsoft Corp., 4.000%, 02/12/55	311
	Oracle Corp.,
300	3.250%, 05/15/30	281
500	3.400%, 07/08/24	510
300	4.375%, 05/15/55	279
500	Series NOTE, 2.800%, 07/08/21	508

		5,407

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
750	2.500%, 02/09/25	720
350	3.850%, 05/04/43	325
260	VAR, 0.637%, 05/06/19	259
15	NCR Corp., 6.375%, 12/15/23	15

		1,319

	Total Information Technology	22,136

	Materials — 2.9%
	Chemicals — 1.6%
500	Ashland, Inc., 4.750%, 08/15/22	497
51	Chemours Co. (The), 6.625%, 05/15/23 (e)	38
250	Cytec Industries, Inc., 3.950%, 05/01/25	242
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	488
500	4.125%, 11/15/21	528
250	4.375%, 11/15/42	222
1,125	Hexion, Inc., 6.625%, 04/15/20	816
	Huntsman International LLC,
700	4.875%, 11/15/20	658
150	5.125%, 11/15/22 (e)	139
950	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	945
	LyondellBasell Industries N.V., (Netherlands),
250	4.625%, 02/26/55	213
500	6.000%, 11/15/21	568
	Monsanto Co.,
500	3.375%, 07/15/24	482
400	4.200%, 07/15/34	361
283	Reichhold Industries, Inc., 9.000%, 05/08/17 (e) (d)	—
	Reichhold International,
327	12.000%, 03/31/17	327
657	15.000%, 03/31/17	657
270	Reichhold, LLC, 12.000%, 03/31/17	270

		7,451

	Containers & Packaging — 0.7%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	997
400	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.337%, 12/15/19 (e)	393
10	Ball Corp., 5.250%, 07/01/25	10
54	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	54
59	Pactiv LLC, 8.375%, 04/15/27	57
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	512
1,450	9.000%, 04/15/19	1,472

		3,495

	Metals & Mining — 0.4%
5	AK Steel Corp., 8.750%, 12/01/18	4
5	Alcoa, Inc., 5.125%, 10/01/24	5
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	878
5	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	5
5	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	4
5	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	5
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	804
8	Novelis, Inc., (Canada), 8.750%, 12/15/20	8

		1,713

	Paper & Forest Products — 0.2%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	501
385	International Paper Co., 7.300%, 11/15/39	460

		961

	Total Materials	13,620

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 3.9%
750	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	744
	AT&T, Inc.,
600	3.900%, 03/11/24	616
500	4.500%, 05/15/35	469
850	5.350%, 09/01/40	848
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	831
	CCO Holdings LLC/CCO Holdings Capital Corp.,
301	5.125%, 05/01/23 (e)	298
600	5.250%, 03/15/21	621
660	6.500%, 04/30/21	690
950	6.625%, 01/31/22	1,003
	CenturyLink, Inc.,
100	6.750%, 12/01/23	95
700	Series T, 5.800%, 03/15/22	649
10	Series V, 5.625%, 04/01/20	10
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	635
	Frontier Communications Corp.,
21	8.250%, 04/15/17	22
112	11.000%, 09/15/25 (e)	110
241	GCI, Inc., 6.750%, 06/01/21	248
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,250	5.500%, 08/01/23	931
350	6.625%, 12/15/22	212
7	7.250%, 04/01/19	6
300	7.250%, 10/15/20	251
400	7.500%, 04/01/21	332
	Level 3 Financing, Inc.,
344	5.125%, 05/01/23 (e)	341
30	5.375%, 01/15/24 (e)	30
44	5.375%, 05/01/25 (e)	44
750	5.625%, 02/01/23	756
10	6.125%, 01/15/21	10
	Sprint Capital Corp.,
250	6.875%, 11/15/28	180
730	8.750%, 03/15/32	570
360	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	383
360	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	382
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	501
1,000	4.150%, 03/15/24	1,047
577	4.272%, 01/15/36	531
500	4.400%, 11/01/34	474
700	6.250%, 04/01/37	791
710	6.350%, 04/01/19	807
500	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	483
	Windstream Services LLC,
5	7.500%, 06/01/22	4
300	7.500%, 04/01/23	229
1,125	7.750%, 10/01/21	897
	Zayo Group LLC/Zayo Capital, Inc.,
10	6.000%, 04/01/23	10
750	6.000%, 04/01/23 (e)	722
29	10.125%, 07/01/20	31

		18,844

	Wireless Telecommunication Services — 1.0%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	736
501	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	541
	Sprint Corp.,
150	7.625%, 02/15/25	118
2,450	7.875%, 09/15/23	1,972
	T-Mobile USA, Inc.,
113	6.500%, 01/15/26	113
625	6.633%, 04/28/21	646
550	6.731%, 04/28/22	567

		4,693

	Total Telecommunication Services	23,537

	Utilities — 2.4%
	Electric Utilities — 1.0%
300	Alabama Power Co., 3.750%, 03/01/45	273
300	Commonwealth Edison Co., 3.700%, 03/01/45	272
300	DTE Electric Co., 3.700%, 03/15/45	276
300	Duke Energy Carolinas LLC, 3.750%, 06/01/45	280
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	560
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	462
1,010	Nevada Power Co., 7.125%, 03/15/19	1,162

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	499
250	Potomac Electric Power Co., 4.150%, 03/15/43	245
165	Progress Energy, Inc., 6.000%, 12/01/39	196
730	Xcel Energy, Inc., 4.700%, 05/15/20	787

		5,012

	Gas Utilities — 0.3%
69	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	62
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	509
111	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	104
	Sabine Pass Liquefaction LLC,
100	5.625%, 04/15/23	92
500	5.625%, 03/01/25 (e)	459

		1,226

	Independent Power & Renewable Electricity Producers — 0.2%
700	AES Corp., 4.875%, 05/15/23	631
91	Calpine Corp., 7.875%, 01/15/23 (e)	96
	NRG Energy, Inc.,
65	7.625%, 01/15/18	68
200	8.250%, 09/01/20	206

		1,001

	Multi-Utilities — 0.8%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	477
	Consolidated Edison Co. of New York, Inc.,
250	4.450%, 03/15/44	251
350	4.625%, 12/01/54	349
	Dominion Resources, Inc.,
250	4.700%, 12/01/44	245
630	5.200%, 08/15/19	690
250	Series C, 4.900%, 08/01/41	247
300	DTE Energy Co., Series C, 3.500%, 06/01/24	302
630	NiSource Finance Corp., 6.800%, 01/15/19	710
560	TECO Finance, Inc., 5.150%, 03/15/20	610

		3,881

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	487

	Total Utilities	11,607

	Total Corporate Bonds (Cost $294,303)	285,750

Insurance-Linked Securities — 2.9%
	Catastrophe Bonds — 2.7%
300	Acorn Re Ltd., (Bermuda), VAR, 3.663%, 07/17/18 (e)	302
250	Alamo Re Ltd., (Bermuda), VAR, 4.778%, 06/07/19 (e)	257
250	Armor Re Ltd., (Bermuda), VAR, 4.258%, 12/15/16 (e)	250
250	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.028%, 04/07/17 (e)	257
250	Caelus Re Ltd., (Cayman Islands), VAR, 5.428%, 03/07/16 (e)	252
EUR 600	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	644
250	East Lane Re V Ltd., (Cayman Islands), VAR, 10.928%, 03/16/16 (e)	256
	East Lane Re VI Ltd., (Cayman Islands),
250	VAR, 2.928%, 03/14/18 (e)	248
250	VAR, 3.928%, 03/13/20 (e)	250
	Everglades Re Ltd., (Bermuda),
750	VAR, 7.628%, 04/28/17 (e)	773
850	VAR, 9.658%, 03/28/16 (e)	868
EUR 500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	528
500	Ibis Re II Ltd., (Cayman Islands), VAR, 4.178%, 06/28/16 (e)	504
	Kilimanjaro Re Ltd., (Bermuda),
250	VAR, 4.678%, 04/30/18 (e)	248
500	VAR, 4.928%, 04/30/18 (e)	499
250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.378%, 05/18/16 (e)	251
500	MetroCat Re Ltd., (Bermuda), VAR, 4.678%, 08/05/16 (e)	508
450	Nakama Re Ltd., (Bermuda), VAR, 2.928%, 09/29/16 (e)	451
1,030	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 9.078%, 12/07/15 (e)	1,030
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
500	VAR, 4.678%, 12/06/16 (e)	505
1,000	VAR, 8.178%, 06/06/16 (e)	1,025

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Insurance-Linked Securities — continued
	Catastrophe Bonds — continued
250	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.428%, 12/06/17 (e)	250
	Sanders Re Ltd., (Bermuda),
850	VAR, 3.178%, 05/25/18 (e)	835
1,000	VAR, 3.678%, 05/05/17 (e)	998
250	VAR, 4.038%, 05/28/19 (e)	247
900	Tar Heel Re Ltd., (Bermuda), VAR, 8.678%, 05/09/16 (e)	923

		13,159

	Preferred Shares — 0.2%
1	AlphaCat 2015 Ltd. (a)	745

	Total Insurance-Linked Securities (Cost $14,012)	13,904

Investment Companies — 0.2%
30	BlackRock Corporate High Yield Fund, Inc.	295
42	BlackRock Debt Strategies Fund, Inc.	141
9	Blackstone/GSO Strategic Credit Fund	119
6	Eaton Vance Floating-Rate Income Trust	74
7	Eaton Vance Senior Income Trust	41
6	Invesco Dynamic Credit Opportunities Fund	60
10	Nuveen Credit Strategies Income Fund	79
4	Nuveen Floating Rate Income Opportunity Fund	41
5	Prudential Global Short Duration High Yield Fund, Inc.	65

	Total Investment Companies (Cost $932)	915

Mortgage Pass-Through Securities — 30.2%
17	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	19
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
19,000	TBA, 3.000%, 12/15/45	19,061
10,600	TBA, 3.500%, 12/15/45	10,958
2,000	TBA, 4.500%, 12/15/45	2,158
1,022	6.000%, 02/01/36 - 08/01/38	1,160
5	7.000%, 12/01/25 - 02/01/26	5
33	7.500%, 10/01/26 - 02/01/27	36
12	8.000%, 05/01/26 - 07/01/26	12
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 12/25/30	5,490
4,035	TBA, 5.000%, 12/25/30	4,174
3,200	2.500%, 12/25/30	3,241
3,500	3.000%, 12/25/30	3,623
	Federal National Mortgage Association, 30 Year, Single Family,
7,730	TBA, 3.000%, 12/25/45	7,764
18,140	TBA, 3.500%, 12/25/45	18,788
13,650	TBA, 4.000%, 12/25/45	14,481
5,700	TBA, 4.500%, 12/25/45	6,161
2,000	TBA, 5.500%, 12/25/45	2,234
10,168	4.000%, 05/01/45 - 06/01/45	10,921
507	6.000%, 05/01/37	576
164	6.500%, 07/01/29 - 03/01/35	193
64	7.000%, 02/01/35 - 03/01/35	74
5	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 12/15/45	9,165
4,300	TBA, 5.000%, 12/15/45	4,717
2,400	TBA, 6.000%, 12/15/45	2,706
5,850	3.000%, 12/15/45	5,942
6,000	3.500%, 12/15/45	6,257
4,000	4.000%, 12/15/45	4,247
189	7.000%, 09/15/31	231

	Total Mortgage Pass-Through Securities (Cost $144,199)	144,400

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 10/13/15 (d) (Cost $2,016)	—	(h)

Supranational — 0.7%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16	2,784
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20	745

	Total Supranational (Cost $3,511)	3,529

U.S. Government Agency Securities — 3.8%
	Federal Home Loan Bank,
5,000	1.625%, 12/09/16	5,045
1,500	2.875%, 09/13/24	1,544

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
		Federal National Mortgage Association,
5,000		0.875%, 05/21/18	4,961
2,600		1.750%, 09/12/19	2,617
2,000		2.625%, 09/06/24	2,032
2,140		4.875%, 12/15/16	2,232

		Total U.S. Government Agency Securities (Cost $18,269)	18,431

U.S. Treasury Obligations — 3.8%
		U.S. Treasury Bonds,
5,685		3.000%, 05/15/45	5,680
4,000		3.375%, 05/15/44	4,304
4,865		3.875%, 08/15/40	5,700
		U.S. Treasury Notes,
2,276		2.250%, 11/15/25	2,283
390		2.875%, 08/15/45	380

		Total U.S. Treasury Obligations (Cost $18,079)	18,347

SHARES
Common Stock — 0.1%
		Materials — 0.1%
		Chemicals — 0.1%
—	(h)	Reichhold, Inc. (a) (Cost $185)	242

PRINCIPAL AMOUNT
Loan Assignments — 0.2%
		Consumer Staples — 0.1%
		Household Products — 0.1%
306		Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	290
85		Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/27/22	84

		Total Consumer Staples	374

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
159		Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	159
65		Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	48

		Total Energy	207

		Health Care — 0.0% (g)
		Pharmaceuticals — 0.0% (g)
94		Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	89
94		Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	94

		Total Health Care	183

		Industrials — 0.0% (g)
		Machinery — 0.0% (g)
38		Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	34

		Marine — 0.0% (g)
137		American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20 ^	131

		Trading Companies & Distributors — 0.0% (g)
38		Univar USA, 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	37

		Total Industrials	202

		Total Loan Assignments (Cost $989)	966

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
		Put Options Purchased: — 0.0% (g)
127		Eurodollar, Expiring 12/14/15, at $98.75, American Style	1
13		Eurodollar, Expiring 12/19/16, at $98.00, American Style	—	(h)

		Total Options Purchased (Cost $58)	1

PRINCIPAL AMOUNT
Short-Term Investments — 16.4%
		U.S. Treasury Obligations — 0.2%
		U.S. Treasury Bills,
640		0.091%, 01/21/16 (k) (n)	640
425		0.147%, 03/17/16 (k) (n)	425

		Total U.S. Treasury Obligations	1,065

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 16.2%
77,673	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l)	77,673

	Total Short-Term Investments (Cost $78,738)	78,738

	Total Investments, Before Short Positions — 124.1% (Cost $603,022)	594,257
	Liabilities in Excess of Other Assets — (24.1)%	(115,224)

	NET ASSETS — 100.0%	$479,033

PRINCIPAL AMOUNT
Short Positions — 0.0% (g)
Corporate Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Multiline Retail — 0.0% (g)
170	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	154

	Total Securities Sold Short (Proceeds $158)	154

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
48	3 Year Australian Government Bond	12/15/15	AUD	3,863	(3)
	Short Futures Outstanding
(24)	90 Day Eurodollar	12/14/15	USD	(5,972)	(14)
(58)	10 Year U.S. Treasury Note	03/21/16	USD	(7,333)	(10)
(2)	U.S. Ultra Bond	03/21/16	USD	(317)	(2)
(248)	2 Year U.S. Treasury Note	03/31/16	USD	(53,952)	(33)
(196)	5 Year U.S. Treasury Note	03/31/16	USD	(23,261)	(25)
(6)	90 Day Eurodollar	12/19/16	USD	(1,483)	2
(6)	90 Day Eurodollar	06/19/17	USD	(1,479)	1
(6)	90 Day Eurodollar	09/18/17	USD	(1,477)	1

					(83)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
130	AUD	Union Bank of Switzerland AG	12/15/15	99	94	(5)

9	EUR	Royal Bank of Canada	01/12/16	11	10	(1)

29,730	JPY	Deutsche Bank AG	05/06/16	248	243	(5)

280,850	KRW	Standard Chartered Bank†	05/06/16	239	241	2

140	NZD	Westpac Banking Corp.	12/15/15	98	92	(6)

				695	680	(15)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
130	AUD	Westpac Banking Corp.	12/15/15	98	94	4

1,122	EUR	Goldman Sachs International	01/12/16	1,263	1,187	76

29,730	JPY	Standard Chartered Bank	05/06/16	242	242	— (h)

280,850	KRW	Morgan Stanley†	05/06/16	246	241	5

140	NZD	Union Bank of Switzerland AG	12/15/15	94	92	2

393	SGD	Morgan Stanley	03/15/16	276	278	(2)

				2,219	2,134	85

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.967%	15	(1)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.967	58	(4)	5
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	22	(2)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	20	(2)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	40	(4)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.133	5	— (h)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.133	20	(1)	2
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	2.105	21	(1)	2
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.649	27	(1)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.426	100	(7)	8
BNP Paribas:
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/20	1.004	2,820	(5)	(24)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/20	2.619	2,580	188	(208)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/20	1.533	1,650	39	(34)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.055	100	(5)	4
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	12/20/20	8.864	140	40	(27)
Credit Suisse International:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	12/20/20	4.038	50	7	(7)
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	12/20/20	4.038	50	7	(7)
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.146	70	(6)	8
Staples, Inc., 2.750%,01/18/18	1.000% quarterly	12/20/20	1.894	90	4	(3)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	10.340	90	30	(29)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	10.340	90	30	(29)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	12/20/20	6.369	190	40	(32)

Goldman Sachs International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.038	100	13	(12)
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	3.055	50	(3)	2
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	4.574	50	8	(8)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	4.574	330	50	(44)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	0.858	100	(4)	4
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	8.924	40	5	(2)
Morgan Stanley Capital Services:
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	2.372	EUR 100	7	(8)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	2.372	EUR 100	7	(7)

					429	(432)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	40	8	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(18)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.244	1,130	108	(126)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	80	1	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	56.827	260	129	(148)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	90	2	1
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.982	180	37	(152)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.982	210	43	(168)

Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	30	5	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(15)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	300	8	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,300	37	(443)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	90	1	2
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	90	2	1
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.299	80	1	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	56.827	140	70	(81)

					482	(3,271)

Centrally Cleared Credit Default Swaps - Buy Protection [1]
Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.25-V1_1	5.000% quarterly	12/20/20	4.501%	485	(15)	9
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.782	1,960	(21)	34
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	0.842	1,970	(19)	8
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.567	EUR 3,000	(62)	74
iTraxx Europe 24.1	1.000% quarterly	12/20/20	0.696	EUR 1,250	(23)	10

					(140)	135

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America N.A.:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098%	40	(23)	27
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	30	(17)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	70	(40)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	100	(57)	64
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	21	(12)	10
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	30	(17)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	50	(29)	29
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	60	(34)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	60	(34)	39
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	50	(4)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	50	(4)	2
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	50	(4)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	100	(9)	7
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	40	(23)	26
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	34.536	140	(18)	50
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	40	(12)	14
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	50	(14)	25
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.559	20	— (h)	2
Citibank, N.A.:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	30	(3)	3
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	40	(11)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	40	(12)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	180	(51)	84
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/16	56.088	100	(39)	48
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.559	20	— (h)	2

Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	30	(17)	18
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.910	40	— (h)	5
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	30	(17)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	30	(17)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	30	(17)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	30	(17)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	40	(23)	24
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	40	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	40	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	40	(19)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	40	(19)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	54.070	90	(42)	44
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	20	(6)	9
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	40	(12)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	50	(14)	23
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	90	(26)	40
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	45.625	11	(6)	6
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	50	(4)	3
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	14.884	50	(4)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.910	30	— (h)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	8.910	40	— (h)	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	10.206	20	(1)	4
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	10	(6)	7
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	30	(17)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	45.098	40	(23)	27
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	50	(14)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	49.349	50	(14)	26
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.559	60	1	5

					(839)	1,067

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF NOVEMBER 30, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	89.203%	260	(132)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	89.203	140	(71)	98

					(203)	279

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	1
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	1
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1005	1
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	410	— (h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1010	1
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1010	1
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	— (h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	— (h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	1
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	90	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	180	(2)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	190	(3)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(4)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	240	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	1
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	90	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	(2)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	100	1

					5

Interest Rate Swaps

	RATE TYPE (r)
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	266	(2)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	500	(7)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	451	(7)
2.206% semi-annually	3 months LIBOR quarterly	11/16/25	2,191	(30)

				(44)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2015.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,390
Aggregate gross unrealized depreciation	(15,155)

Net unrealized appreciation/depreciation	$(8,765)

Federal income tax cost of investments	$603,022

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Materials	$—	$—	$242		$242
Debt Securities
Asset-Backed Securities	—	2,551	7,472		10,023
Collateralized Mortgage Obligations
Agency CMO	—	3,448	—		3,448
Non-Agency CMO	—	8,861	394		9,255

Total Collateralized Mortgage Obligations	—	12,309	394		12,703

Commercial Mortgage-Backed Securities	—	2,266	3,974		6,240
Convertible Bonds
Telecommunication Services	—	68	—		68
Corporate Bonds
Consumer Discretionary	—	48,870	—		48,870
Consumer Staples	—	18,712	—		18,712
Energy	—	22,674	—		22,674
Financials	—	79,054	—		79,054
Health Care	—	24,891	—		24,891
Industrials	—	20,649	—		20,649
Information Technology	—	22,136	—		22,136
Materials	—	12,366	1,254		13,620
Telecommunication Services	—	23,537	—		23,537
Utilities	—	11,607	—		11,607

Total Corporate Bonds	—	284,496	1,254		285,750

Insurance-Linked Securities	—	13,159	745		13,904
Mortgage Pass-Through Securities	—	144,400	—		144,400
Preferred Security
Financials	—	—	—	(a)	—	(a)
Supranational	—	3,529	—		3,529
U.S. Government Agency Securities	—	18,431	—		18,431
U.S. Treasury Obligations	—	18,347	—		18,347

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Investment Companies	915	—	—	915
Loan Assignments
Consumer Staples	—	374	—	374
Energy	—	207	—	207
Health Care	—	183	—	183
Industrials	—	202	—	202

Total Loan Assignments	—	966	—	966

Options Purchased
Put Option Purchased	1	—	—	1
Short-Term Investments
Investment Company	77,673	—	—	77,673
U.S. Treasury Obligations	—	1,065	—	1,065

Total Short-Term Investments	77,673	1,065	—	78,738

Total Investments in Securities	78,589	501,587	14,081	594,257

Liabilities
Debt Securities
Corporate Bonds

Consumer Discretionary	—	(154)	—	(154)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$89	$—	$89
Futures Contracts	4	—	—	4
Swaps	—	426	—	426

Total Appreciation in Other Financial Instruments	$4	$515	$—	$519

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(19)	$—	$(19)
Futures Contracts	(87)	—	—	(87)
Swaps	—	(2,960)	—	(2,960)

Total Depreciation in Other Financial Instruments	$(87)	$(2,979)	$—	$(3,066)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

JPMorgan Total Return Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Asset-Backed Securities	$9,494		$131	$(425)	$56	$2,321	$(2,105)	$—	$(2,000)	$7,472
Collateralized Mortgage Obligations — Non-Agency CMO	582		—	(15)	1	290	(464)	—	—	394
Commercial Mortgage-Backed Securities	1,819		—	(7)	3	2,293	(134)	—	—	3,974
Common Stock — Materials	—		—	57	—	185	—	—	—	242
Corporate Bonds — Materials	770		19	18	(7)	640	(186)	—	—	1,254
Insurance-Linked Security	654		—	37	—	54	—	—	—	745
Preferred Security-Financials	—	(a)	—	1	—	—	—	—	—	—

	$13,319		$150	$(334)	$53	$5,783	$(2,889)	$—	$(2,000)	$14,081

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(115,000).

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	242		Market Comparable Companies	EBITDA Multiple (a)	7.50x (7.50x)

Common Stock	242

	1,254		Market Comparable Companies	EBITDA Multiple (a)	7.50x (7.50x)
	1	(c)		Discount for lack of marketability (b)	100% (100%)

Corporate Bond	1,254

	7,472		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 7.50% (2.50%)
				Constant Default Rate	2.00% - 15.00% (6.26%)
				Yield (Discount Rate of Cash Flows)	1.70 - 7.14% (3.90%)

Asset-Backed Securities	7,472

	100		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	5.30% (5.30%)

Collateralized Mortgage Obligations	100

	3,454		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.68% - 6.23% (5.44%)

Commercial Mortgage-Backed Securities	3,454

Total	12,522

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note A. At November 30, 2015, the value of these investments was approximately $1,559,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 27, 2016